UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-22167

Allianz Funds Multi-Strategy Trust

(Exact name of registrant as specified in charter)

1633 Broadway, New York, NY 10019

(Address of principal executive offices) (Zip code)

Lawrence G. Altadonna

1633 Broadway, New York, NY 10019

(Name and address of agent for service)

Registrant’s telephone number, including area code: 212-739-3371

Date of fiscal year end: September 30, 2017

Date of reporting period: December 31, 2016

Allianz Funds Multi-Strategy Trust
AllianzGI Retirement 2020 Fund
AllianzGI Retirement 2025 Fund
AllianzGI Retirement 2030 Fund
AllianzGI Retirement 2035 Fund
AllianzGI Retirement 2040 Fund
AllianzGI Retirement 2045 Fund
AllianzGI Retirement 2050 Fund
AllianzGI Retirement 2055 Fund
AllianzGI Retirement Income Fund
AllianzGI Global Allocation Fund
AllianzGI Global Megatrends Fund
AllianzGI Best Styles Emerging Markets Equity Fund
AllianzGI Best Styles Global Equity Fund
AllianzGI Best Styles International Equity Fund
AllianzGI Best Styles U.S. Equity Fund
AllianzGI China Equity Fund
AllianzGI Convertible Fund
AllianzGI Emerging Markets Consumer Fund
AllianzGI Emerging Markets Debt Fund
AllianzGI Emerging Markets Small-Cap Fund
AllianzGI Europe Equity Dividend Fund
AllianzGI Global Dynamic Allocation Fund
AllianzGI Global Fundamental Strategy Fund
AllianzGI Global Sustainability Fund
AllianzGI Global Water Fund
AllianzGI High Yield Bond Fund
AllianzGI International Growth Fund
AllianzGI International Small-Cap Fund
AllianzGI Micro Cap Fund
AllianzGI Multi-Asset Real Return Fund
AllianzGI NFJ Emerging Markets Value Fund
AllianzGI NFJ Global Dividend Value Fund
AllianzGI NFJ International Small-Cap Value Fund
AllianzGI NFJ International Value II Fund
AllianzGI Short Duration High Income Fund
AllianzGI Structured Return Fund
AllianzGI U.S. Equity Hedged Fund
AllianzGI U.S. Small-Cap Growth Fund
AllianzGI Ultra Micro Cap Fund

Item 1.	Schedules of Investments

Schedule of Investments

AllianzGI Retirement 2020 Fund

December 31, 2016 (unaudited)

	Shares	Value*

MUTUAL FUNDS—91.1%

AllianzGI Advanced Core Bond (a)	570,107	$8,369,167
AllianzGI Best Styles U.S. Equity (a)(c)	380,524	6,080,781
AllianzGI Emerging Markets Debt (a)(b)	36,664	523,560
AllianzGI Emerging Markets Small-Cap (a)(b)	17,765	253,684
AllianzGI Global Dynamic Allocation (a)(c)	1,715,977	31,213,630
AllianzGI Short Duration High Income (a)(b)	71,984	1,089,835

Total Mutual Funds (cost—$48,148,720)		47,530,657

EXCHANGE-TRADED FUNDS—2.7%
Vanguard Intermediate-Term Corporate Bond (cost—$1,462,708)	16,785	1,438,474

	Principal Amount (000s)	Value*

Repurchase Agreements—4.7%
State Street Bank and Trust Co., dated 12/30/16, 0.03%, due 1/3/17, proceeds $2,437,008; collateralized by U.S. Treasury Bonds, 3.125%, due 2/15/43, valued at $2,486,223 including accrued interest (cost—$2,437,000)	$2,437	$2,437,000

Total Investments (cost—$52,048,428)—98.5%		51,406,131

Other assets less liabilities (d)—1.5%		767,408

Net Assets—100.0%		$52,173,539

Notes to Schedule of Investments:

(a)	Affiliated fund.
(b)	Institutional Class share.
(c)	Class R6 share.
(d)	Includes net unrealized appreciation (depreciation) of other financial instruments as follows:

Futures	contracts outstanding at December 31, 2016:

Type	Contracts	Market Value (000s)	Expiration Date	Unrealized Appreciation (Depreciation)
Long: Australian Dollar	5	$360	3/13/17	$(6,340)
E-mini S&P 500 Index	4	447	3/17/17	(6,420)
Euro-BTP	2	285	3/8/17	5,366
FTSE 100 Index	2	174	3/17/17	3,854
Russell 2000 Mini Index	8	543	3/17/17	(7,286)
TOPIX Index	1	130	3/9/17	3,312
Ultra U.S. Treasury Bond	21	2,815	3/22/17	(11,153)
Short: 2-Year Treasury Note	(2)	(433)	3/31/17	402
British Pound	(8)	(618)	3/13/17	3,026
Euro Currency	(5)	(661)	3/13/17	(9,515)
Euro STOXX 50 Index	(5)	(172)	3/17/17	(3,902)
Mini MSCI EAFE Index	(8)	(670)	3/17/17	9,294
Mini MSCI Emerging Markets Index	(9)	(387)	3/17/17	10,455

				$(8,907)

(e)	At December 31, 2016, the Fund pledged $737,849 in cash as collateral for derivatives.

Glossary:

EAFE—Europe, Australasia and Far East

FTSE—Financial Times Stock Exchange

MSCI—Morgan Stanley Capital International

TOPIX—Tokyo Stock Price Index

Schedule of Investments

AllianzGI Retirement 2025 Fund

December 31, 2016 (unaudited)

	Shares	Value*

MUTUAL FUNDS (a)—94.5%

AllianzGI Advanced Core Bond	344,207	$5,052,962
AllianzGI Best Styles Global Equity (c)	1,325	20,871
AllianzGI Best Styles U.S. Equity (c)	349,794	5,589,701
AllianzGI Emerging Markets Small-Cap (b)	19,074	272,380
AllianzGI Global Dynamic Allocation (c)	2,300,944	41,854,178
AllianzGI Short Duration High Income (b)	24	367

Total Mutual Funds (cost—$53,369,793)		52,790,459

	Principal Amount (000s)	Value*

Repurchase Agreements—4.0%
State Street Bank and Trust Co., dated 12/30/16, 0.03%, due 1/3/17, proceeds $2,262,008; collateralized by U.S. Treasury Bonds, 3.125%, due 2/15/43, valued at $2,307,908 including accrued interest (cost—$2,262,000)	$2,262	$2,262,000

Total Investments (cost—$55,631,793)—98.5%		55,052,459

Other assets less liabilities (d)—1.5%		862,058

Net Assets—100.0%		$55,914,517

Notes to Schedule of Investments:

(a)	Affiliated fund.
(b)	Institutional Class share.
(c)	Class R6 share.
(d)	Includes net unrealized appreciation (depreciation) of other financial instruments as follows:

Futures contracts outstanding at December 31, 2016:

Type	Contracts	Market Value (000s)	Expiration Date	Unrealized Appreciation (Depreciation)
Long: Australian Dollar	6	$432	3/13/17	$(7,608)
E-mini S&P 500 Index	25	2,795	3/17/17	(40,123)
FTSE 100 Index	2	174	3/17/17	3,854
Russell 2000 Mini Index	10	678	3/17/17	(9,108)
TOPIX Index	2	260	3/9/17	6,624
Short: British Pound	(10)	(772)	3/13/17	3,782
Euro Currency	(6)	(793)	3/13/17	(11,418)
Euro STOXX 50 Index	(5)	(173)	3/17/17	(3,902)
Mini MSCI EAFE Index	(9)	(754)	3/17/17	10,455
Mini MSCI Emerging Markets Index	(11)	(472)	3/17/17	12,779

				$(34,665)

(e)	At December 31, 2016, the Fund pledged $833,572 in cash as collateral for derivatives.

Glossary:

EAFE—Europe, Australasia and Far East

FTSE—Financial Times Stock Exchange

MSCI—Morgan Stanley Capital International

TOPIX—Tokyo Stock Price Index

Schedule of Investments

AllianzGI Retirement 2030 Fund

December 31, 2016 (unaudited)

	Shares	Value*

MUTUAL FUNDS (a)—94.9%

AllianzGI Best Styles Global Equity (c)	330,779	$5,209,776
AllianzGI Best Styles U.S. Equity (c)	570,142	9,110,871
AllianzGI Emerging Markets Small-Cap (b)	43,264	617,808
AllianzGI Global Dynamic Allocation (c)	2,470,808	44,943,994

Total Mutual Funds (cost—$60,027,721)		59,882,449

	Principal Amount (000s)

Repurchase Agreements—3.7%
State Street Bank and Trust Co., dated 12/30/16, 0.03%, due 1/3/17, proceeds $2,330,008; collateralized by U.S. Treasury Bonds, 3.125%, due 2/15/43, valued at $2,379,234 including accrued interest (cost—$2,330,000)	$2,330	2,330,000

Value*

Total Investments (cost—$62,357,721)—98.6%	$62,212,449

Other assets less liabilities (d)—1.4%	886,635

Net Assets—100.0%	$63,099,084

Notes to Schedule of Investments:

(a)	Affiliated fund.
(b)	Institutional Class share.
(c)	Class R6 share.
(d)	Includes net unrealized appreciation (depreciation) of other financial instruments as follows:

Futures contracts outstanding at December 31, 2016:

Type	Contracts	Market Value (000s)	Expiration Date	Unrealized Appreciation (Depreciation)
Long: Australian Dollar	8	$576	3/13/17	$(10,144)
E-mini S&P 500 Index	34	3,801	3/17/17	(54,567)
FTSE 100 Index	3	261	3/17/17	5,781
Russell 2000 Mini Index	14	950	3/17/17	(12,751)
TOPIX Index	2	260	3/9/17	6,624
Short: British Pound	(14)	(1,081)	3/13/17	5,296
Euro Currency	(8)	(1,058)	3/13/17	(15,224)
Euro STOXX 50 Index	(10)	(345)	3/17/17	(7,805)
Mini MSCI EAFE Index	(13)	(1,089)	3/17/17	15,102
Mini MSCI Emerging Markets Index	(19)	(816)	3/17/17	22,072

				$(45,616)

(e)	At December 31, 2016, the Fund pledged $912,014 in cash as collateral for derivatives.

Glossary:

EAFE—Europe, Australasia and Far East

FTSE—Financial Times Stock Exchange

MSCI—Morgan Stanley Capital International

TOPIX—Tokyo Stock Price Index

Schedule of Investments

AllianzGI Retirement 2035 Fund

December 31, 2016 (unaudited)

	Shares	Value*

MUTUAL FUNDS (a)—95.6%

AllianzGI Best Styles Global Equity (c)	981,440	$15,457,673
AllianzGI Best Styles U.S. Equity (c)	549,675	8,783,811
AllianzGI Emerging Markets Small-Cap (b)	35,555	507,729
AllianzGI Global Dynamic Allocation (c)	1,318,538	23,984,204

Total Mutual Funds (cost—$48,641,585)		48,733,417

	Principal Amount (000s)

Repurchase Agreements—2.8%
State Street Bank and Trust Co., dated 12/30/16, 0.03%, due 1/3/17, proceeds $1,430,005; collateralized by U.S. Treasury Bonds, 3.125%, due 2/15/43, valued at $1,462,185 including accrued interest (cost—$1,430,000)	$1,430	1,430,000

Value*

Total Investments (cost—$50,071,585)—98.4%	$50,163,417

Other assets less liabilities (d)—1.6%	798,365

Net Assets—100.0%	$50,961,782

Notes to Schedule of Investments:

(a)	Affiliated fund.
(b)	Institutional Class share.
(c)	Class R6 share.
(d)	Includes net unrealized appreciation (depreciation) of other financial instruments as follows:

Futures contracts outstanding at December 31, 2016:

Type	Contracts	Market Value (000s)	Expiration Date	Unrealized Appreciation (Depreciation)
Long: Australian Dollar	7	$504	3/13/17	$(8,876)
E-mini S&P 500 Index	28	3,131	3/17/17	(44,938)
FTSE 100 Index	5	434	3/17/17	9,636
Russell 2000 Mini Index	12	814	3/17/17	(10,929)
TOPIX Index	3	390	3/9/17	6,445
Short: British Pound	(13)	(1,004)	3/13/17	4,917
Euro Currency	(7)	(925)	3/13/17	(13,321)
Euro STOXX 50 Index	(12)	(414)	3/17/17	(9,366)
Mini MSCI EAFE Index	(19)	(1,592)	3/17/17	22,072
Mini MSCI Emerging Markets Index	(19)	(816)	3/17/17	22,072

				$(22,288)

(e)	At December 31, 2016, the Fund pledged $820,195 in cash as collateral for derivatives.

Glossary:

EAFE—Europe, Australasia and Far East

FTSE—Financial Times Stock Exchange

MSCI—Morgan Stanley Capital International

TOPIX—Tokyo Stock Price Index

Schedule of Investments

AllianzGI Retirement 2040 Fund

December 31, 2016 (unaudited)

	Shares	Value*

MUTUAL FUNDS (a)—94.1%
AllianzGI Best Styles Global Equity (c)	1,274,461	$20,072,768
AllianzGI Best Styles U.S. Equity (c)	522,201	8,344,778
AllianzGI Emerging Markets Small-Cap (b)	30,202	431,279
AllianzGI Global Dynamic Allocation (c)	711,216	12,937,018

Total Mutual Funds (cost—$41,485,241)		41,785,843

	Principal Amount (000s)

Repurchase Agreements—4.3%
State Street Bank and Trust Co., dated 12/30/16, 0.03%, due 1/3/17, proceeds $1,908,006; collateralized by U.S. Treasury Bonds, 3.125%, due 2/15/43, valued at $1,946,183 including accrued interest (cost—$1,908,000)	$1,908	1,908,000

Total Investments (cost—$43,393,241)—98.4%		43,693,843

Other assets less liabilities (d)—1.6%		724,326

Net Assets—100.0%		$44,418,169

Notes to Schedule of Investments:

(a)	Affiliated fund.
(b)	Institutional Class share.
(c)	Class R6 share.
(d)	Includes net unrealized appreciation (depreciation) of other financial instruments as follows:

Futures contracts outstanding at December 31, 2016:

Type	Contracts	Market Value (000s)	Expiration Date	Unrealized Appreciation (Depreciation)
Long: Australian Dollar	7	$504	3/13/17	$(8,876)
E-mini S&P 500 Index	25	2,795	3/17/17	(40,123)
FTSE 100 Index	6	521	3/17/17	11,563
Russell 2000 Mini Index	12	814	3/17/17	(10,930)
TOPIX Index	3	390	3/9/17	6,445
Short: British Pound	(13)	(1,004)	3/13/17	4,917
Euro Currency	(7)	(925)	3/13/17	(13,321)
Euro STOXX 50 Index	(12)	(414)	3/17/17	(9,366)
Mini MSCI EAFE Index	(22)	(1,843)	3/17/17	25,558
Mini MSCI Emerging Markets Index	(17)	(730)	3/17/17	19,749

				$(14,384)

(e)	At December 31, 2016, the Fund pledged $709,212 in cash as collateral for derivatives.

Glossary:

EAFE—Europe, Australasia and Far East

FTSE—Financial Times Stock Exchange

MSCI—Morgan Stanley Capital International

TOPIX—Tokyo Stock Price Index

Schedule of Investments

AllianzGI Retirement 2045 Fund

December 31, 2016 (unaudited)

	Shares	Value*

MUTUAL FUNDS (a)—93.5%
AllianzGI Best Styles Global Equity (c)	888,828	$13,999,045
AllianzGI Best Styles U.S. Equity (c)	324,511	5,185,690
AllianzGI Emerging Markets Small-Cap (b)	17,824	254,528
AllianzGI Global Dynamic Allocation (c)	286,947	5,219,560

Total Mutual Funds (cost—$24,398,795)		24,658,823

	Principal Amount (000s)

Repurchase Agreements—5.5%
State Street Bank and Trust Co., dated 12/30/16, 0.03%, due 1/3/17, proceeds $1,453,005; collateralized by U.S. Treasury Bonds, 3.125%, due 2/15/43, valued at $1,482,564 including accrued interest (cost—$1,453,000)	$1,453	1,453,000

Total Investments (cost—$25,851,795)—99.0%		26,111,823

Other assets less liabilities (d)—1.0%		260,970

Net Assets—100.0%		$26,372,793

Notes to Schedule of Investments:

(a)	Affiliated fund.
(b)	Institutional Class share.
(c)	Class R6 share.
(d)	Includes net unrealized appreciation (depreciation) of other financial instruments as follows:

Futures contracts outstanding at December 31, 2016:

Type	Contracts	Market Value (000s)	Expiration Date	Unrealized Appreciation (Depreciation)
Long: Australian Dollar	4	$288	3/13/17	$(5,072)
E-mini S&P 500 Index	15	1,677	3/17/17	(24,074)
FTSE 100 Index	4	347	3/17/17	7,708
Russell 2000 Mini Index	8	543	3/17/17	(7,287)
TOPIX Index	2	260	3/9/17	3,133
Short: British Pound	(7)	(541)	3/13/17	2,648
Euro Currency	(4)	(529)	3/13/17	(7,612)
Euro STOXX 50 Index	(9)	(310)	3/17/17	(7,024)
Mini MSCI EAFE Index	(14)	(1,173)	3/17/17	16,264
Mini MSCI Emerging Markets Index	(11)	(472)	3/17/17	12,779

				$(8,537)

(e)	At December 31, 2016, the Fund pledged $404,584 in cash as collateral for derivatives.

Glossary:

EAFE—Europe, Australasia and Far East

FTSE—Financial Times Stock Exchange

MSCI—Morgan Stanley Capital International

TOPIX—Tokyo Stock Price Index

Schedule of Investments

AllianzGI Retirement 2050 Fund

December 31, 2016 (unaudited)

	Shares	Value*

MUTUAL FUNDS (a)—92.3%
AllianzGI Best Styles Global Equity (c)	887,602	$13,979,729
AllianzGI Best Styles U.S. Equity (c)	319,870	5,111,517
AllianzGI Emerging Markets Small-Cap (b)	17,132	244,640
AllianzGI Global Dynamic Allocation (c)	240,156	4,368,437

Total Mutual Funds (cost—$23,468,168)		23,704,323

	Principal Amount (000s)

Repurchase Agreements—6.2%
State Street Bank and Trust Co., dated 12/30/16, 0.03%, due 1/3/17, proceeds $1,581,005; collateralized by U.S. Treasury Bonds, 3.125%, due 2/15/43, valued at $1,615,026 including accrued interest (cost—$1,581,000)	$1,581	1,581,000

Total Investments (cost—$25,049,168)—98.5%		25,285,323

Other assets less liabilities (d)—1.5%		384,189

Net Assets—100.0%		$25,669,512

Notes to Schedule of Investments:

(a)	Affiliated fund.
(b)	Institutional Class share.
(c)	Class R6 share.
(d)	Includes net unrealized appreciation (depreciation) of other financial instruments as follows:

Futures contracts outstanding at December 31, 2016:

Type	Contracts	Market Value (000s)	Expiration Date	Unrealized Appreciation (Depreciation)
Long: Australian Dollar	4	$288	3/13/17	$(5,072)
E-mini S&P 500 Index	15	1,677	3/17/17	(24,074)
FTSE 100 Index	4	348	3/17/17	7,709
Russell 2000 Mini Index	6	407	3/17/17	(5,465)
TOPIX Index	2	260	3/9/17	3,133
Short: British Pound	(7)	(541)	3/13/17	2,648
Euro Currency	(4)	(529)	3/13/17	(7,612)
Euro STOXX 50 Index	(8)	(276)	3/17/17	(6,244)
Mini MSCI EAFE Index	(14)	(1,173)	3/17/17	16,264
Mini MSCI Emerging Markets Index	(10)	(429)	3/17/17	11,617

				$(7,096)

(e)	At December 31, 2016, the Fund pledged $373,727 in cash as collateral for derivatives.

Glossary:

EAFE—Europe, Australasia and Far East

FTSE—Financial Times Stock Exchange

MSCI—Morgan Stanley Capital International

TOPIX—Tokyo Stock Price Index

Schedule of Investments

AllianzGI Retirement 2055 Fund

December 31, 2016 (unaudited)

	Shares	Value*

MUTUAL FUNDS (a)—91.1%
AllianzGI Best Styles Global Equity (c)	322,346	$5,076,954
AllianzGI Best Styles U.S. Equity (c)	117,026	1,870,070
AllianzGI Emerging Markets Small-Cap (b)	6,087	86,927
AllianzGI Global Dynamic Allocation (c)	88,904	1,617,158

Total Mutual Funds (cost—$8,565,462)		8,651,109

	Principal Amount (000s)

Repurchase Agreements—6.6%
State Street Bank and Trust Co., dated 12/30/16, 0.03%, due 1/3/17, proceeds $622,002; collateralized by U.S. Treasury Bonds, 3.125%, due 2/15/43, valued at $636,840 including accrued interest (cost—$622,000)	$622	622,000

Total Investments (cost—$9,187,462)—97.7%		9,273,109

Other assets less liabilities (d)—2.3%		222,349

Net Assets—100.0%		$9,495,458

Notes to Schedule of Investments:

(a)	Affiliated Fund.
(b)	Institutional Class share.
(c)	Class R6 share.
(d)	Includes net unrealized appreciation (depreciation) of other financial instruments as follows:

Futures contracts outstanding at December 31, 2016:

Type	Contracts	Market Value (000s)	Expiration Date	Unrealized Appreciation (Depreciation)
Long: Australian Dollar	2	$144	3/13/17	$(2,536)
E-mini S&P 500 Index	5	559	3/17/17	(8,025)
FTSE 100 Index	2	174	3/17/17	3,854
Russell 2000 Mini Index	2	136	3/17/17	(1,822)
TOPIX Index	1	130	3/9/17	(179)
Short: British Pound	(2)	(154)	3/13/17	757
Euro Currency	(1)	(132)	3/13/17	(1,903)
Euro STOXX 50 Index	(3)	(104)	3/17/17	(2,341)
Mini MSCI EAFE Index	(5)	(419)	3/17/17	5,809
Mini MSCI Emerging Markets Index	(3)	(129)	3/17/17	3,485

				$(2,901)

(e)	At December 31, 2016, the Fund pledged $242,127 in cash as collateral for derivatives.

Glossary:

EAFE—Europe, Australasia and Far East

FTSE—Financial Times Stock Exchange

MSCI—Morgan Stanley Capital International

TOPIX—Tokyo Stock Price Index

Schedule of Investments

AllianzGI Retirement Income Fund

December 31, 2016 (unaudited)

	Shares	Value*

MUTUAL FUNDS—88.3%
AllianzGI Advanced Core Bond (c)	138,796	$2,037,525
AllianzGI Emerging Markets Debt (c)(d)	199,539	2,849,423
AllianzGI High Yield Bond (c)(d)	715,386	6,352,626
AllianzGI NFJ Global Dividend Value (c)(d)	552,632	8,615,535
AllianzGI Short Duration High Income (c)(d)	656,350	9,937,137
Harvest Funds Intermediate Bond (d)	169,156	1,662,803
PIMCO Capital Securities and Financials (c)(d)	152,934	1,524,748
PIMCO Income (c)(d)	488,195	5,887,629
PIMCO Long-Term Credit (c)(d)	359,528	4,109,404
PIMCO Mortgage-Backed Securities (c)(d)	171,326	1,780,073

Total Mutual Funds (cost—$44,431,996)		44,756,903

COMMON STOCK—5.1%

Equity Real Estate Investment Trusts (REITs)—4.9%
Apple Hospitality REIT, Inc.	6,065	121,179
Ascendas Real Estate Investment Trust	55,000	85,989
AvalonBay Communities, Inc.	470	83,260
Camden Property Trust	971	81,632
CBL & Associates Properties, Inc.	6,442	74,083
Citycon Oyj	36,226	88,976
Communications Sales & Leasing, Inc.	4,022	102,199
CoreCivic, Inc.	3,410	83,409
Crown Castle International Corp.	1,067	92,584
DDR Corp.	4,989	76,182
EPR Properties	1,627	116,770
Gaming and Leisure Properties, Inc.	4,862	148,874
Hospitality Properties Trust	4,150	131,721
Iron Mountain, Inc.	2,292	74,444
Keppel REIT	124,400	87,621
Lexington Realty Trust	7,324	79,099
Medical Properties Trust, Inc.	7,042	86,617
MGM Growth Properties LLC, Class A	3,044	77,044
Omega Healthcare Investors, Inc.	3,732	116,662
Realty Income Corp.	1,337	76,851
Select Income	6,030	151,956
Senior Housing Properties Trust	8,500	160,905
Simon Property Group, Inc.	441	78,352
Welltower, Inc.	1,588	106,285
WP Carey, Inc.	1,751	103,466

		2,486,160

Real Estate Management & Development—0.2%
Guangzhou R&F Properties Co., Ltd., Class H	73,600	88,626

Total Common Stock (cost—$2,487,559)		2,574,786

	Shares	Value*

EXCHANGE-TRADED FUNDS—4.5%
Alerian MLP (cost—$2,282,357)	182,538	$2,299,979

RIGHTS (a)(e)—0.0%

Food & Staples Retailing—0.0%
Safeway CVR—Casa Ley, expires 1/30/2018	541	549
Safeway CVR—PDC, expires 1/30/2017	541	26

Total Rights (cost—$575)		575

	Principal Amount (000s)

Repurchase Agreements—1.3%
State Street Bank and Trust Co., dated 12/30/16, 0.03%, due 1/3/17, proceeds $677,002; collateralized by U.S. Treasury Bonds, 3.125%, due 2/15/43, valued at $692,882 including accrued interest (cost—$677,000)	$677	677,000

Total Investments (cost—$49,879,487) (b)—9.2%		50,309,243

Other assets less liabilities (f)—0.8%		414,294

Net Assets—100.0%		$50,723,537

Notes to Schedule of Investments:

(a)	Illiquid.
(b)	Securities with an aggregate value of $263,591, representing 0.5% of net assets, were valued utilizing modeling tools provided by a third-party vendor.
(c)	Affiliated fund.
(d)	Institutional Class share.
(e)	Non-income producing.
(f)	Includes net unrealized appreciation (depreciation) of other financial instruments as follows:

Schedule of Investments

AllianzGI Retirement Income Fund

December 31, 2016 (unaudited) (continued)

Futures contracts outstanding at December 31, 2016:

Type	Contracts	Market Value (000s)	Expiration Date	Unrealized Appreciation (Depreciation)
Long: E-mini S&P 500 Index	10	$1,118	3/17/17	$(16,024)
Long U.S. Treasury Bond	8	1,205	3/22/17	(7,079)
Russell 2000 Mini Index	8	543	3/17/17	(7,247)
TOPIX Index	4	519	3/9/17	11,263
Ultra U.S. Treasury Bond	42	5,631	3/22/17	(19,446)
Short: Canadian Dollar	(15)	(1,116)	3/14/17	2,905
Dow Jones U.S. Real Estate Index	(33)	(1,005)	3/17/17	(14,434)

				$(50,062)

(g)	At December 31, 2016, the Fund pledged $885,629 in cash as collateral for derivatives.

Glossary:

CVR—Contingent Value Rights

REIT—Real Estate Investment Trust

TOPIX—Tokyo Stock Price Index

Schedule of Investments

AllianzGI Global Allocation Fund

December 31, 2016 (unaudited)

	Shares	Value*

MUTUAL FUNDS (a)—90.2%

AllianzGI Advanced Core Bond	7,558,803	$110,963,234
AllianzGI Best Styles Global Equity (c)	11,575,653	182,316,530
AllianzGI Best Styles Global Managed Volatility	2,937,432	45,383,319
AllianzGI Emerging Markets Debt (b)	1,336,500	19,085,222
AllianzGI Emerging Markets Small-Cap (b)	342,371	4,889,058
AllianzGI High Yield Bond (b)	625,452	5,554,015
AllianzGI International Growth (b)	1,502,761	22,586,502
AllianzGI Structured Return (c)	471,549	7,375,027

Total Mutual Funds (cost—$386,989,378)		398,152,907

EXCHANGE—TRADED FUNDS—4.4%

PIMCO Broad U.S. TIPS Index (a)	157,612	9,053,234

	Shares	Value*
PowerShares DB Commodity Index Tracking (d)	653,805	$10,356,271

Total Exchange—Traded Funds (cost—$19,220,393)		19,409,505

	Principal Amount (000s)

Repurchase Agreements—4.5%
State Street Bank and Trust Co., dated 12/30/16, 0.03%, due 1/3/17, proceeds $19,851,066; collateralized by U.S. Treasury Bonds, 3.125%, due 2/15/43, valued at $20,251,512 including accrued interest (cost—$19,851,000)	$19,851	19,851,000

Total Investments (cost—$426,060,771)—99.1%		437,413,412

Other assets less liabilities (e)—0.9%		3,885,340

Net Assets—100.0%		$441,298,752

Notes to Schedule of Investments:

(a)	Affiliated fund.
(b)	Institutional Class share.
(c)	Class R6 share.
(d)	Non-income producing.
(e)	Includes net unrealized appreciation (depreciation) of other financial instruments as follows:

Futures contracts outstanding at December 31, 2016:

Type	Contracts	Market Value (000s)	Expiration Date	Unrealized Appreciation (Depreciation)
Long: 10-Year Treasury Note	23	$2,858	3/22/17	$(10,469)
2-Year Treasury Note	13	2,817	3/31/17	(432)
5-Year Treasury Note	60	7,060	3/31/17	(10,899)
E-mini S&P 500 Index	262	29,294	3/17/17	(229,789)
FTSE 100 Index	38	2,679	3/17/17	68,079
Mini DAX European Index	61	3,497	3/17/17	76,311
Mini MSCI Emerging Markets Index	38	1,632	3/17/17	(37,355)
Russell 2000 Mini Index	104	7,056	3/17/17	(83,803)
TOPIX Index	45	683,100	3/9/17	(71,835)
U.S. Ultra Bond	21	3,365	3/22/17	(20,608)
Short: British Pound	(136)	(10,504)	3/13/17	297,942
Euro Currency	(108)	(14,275)	3/13/17	156,951
Japanese Yen	(31)	(3,331)	3/13/17	48,151

				$182,244

(f)	At December 31, 2016, the Fund pledged $4,210,061 in cash as collateral for derivatives.

Glossary:

FTSE—Financial Times Stock Exchange

MSCI—Morgan Stanley Capital International

TIPS—Treasury Inflation Protected Securities

TOPIX—Tokyo Stock Price Index

Schedule of Investments

AllianzGI Global Megatrends Fund

December 31, 2016 (unaudited)

	Shares	Value*

MUTUAL FUNDS (a)(b)—96.7%
AllianzGI Emerging Markets Consumer	47,130	$589,600
AllianzGI Global Natural Resources	39,873	653,920
AllianzGI Global Water	43,669	566,829
AllianzGI Health Sciences (c)	22,122	603,259
AllianzGI Technology	11,448	619,444

Total Investments (cost—$3,263,137)—96.7%		3,033,052

Other assets less liabilities—3.3%		102,597

Net Assets—100.0%		$3,135,649

Notes to Schedule of Investments:

(a)	Affiliated fund.
(b)	Institutional Class share.
(c)	Non-income producing.

Schedule of Investments

AllianzGI Best Styles Emerging Markets Equity Fund

December 31, 2016 (unaudited)

	Shares	Value*

COMMON STOCK—84.7%

Bermuda—0.1%
Pou Sheng International Holdings Ltd.	18,000	$5,138

Brazil—5.5%
Banco Bradesco S.A.	3,400	30,359
Banco do Brasil S.A.	8,100	69,738
Banco Santander Brasil S.A. UNIT	1,700	15,392
CETIP S.A.—Mercados Organizados	700	9,583
Cia de Saneamento de Minas Gerais—COPASA	1,200	13,441
Cosan Ltd., Class A	5,471	41,087
Cosan S.A. Industria e Comercio	3,900	45,617
JBS S.A.	4,600	16,087
MRV Engenharia e Participacoes S.A.	11,400	38,226
Sao Martinho S.A.	1,200	7,191

		286,721

China—30.8%
Agricultural Bank of China Ltd., Class H	94,000	38,363
Alibaba Group Holding Ltd. ADR (e)	1,690	148,399
BAIC Motor Corp., Ltd., Class H (b)	7,000	6,212
Baidu, Inc. ADR (e)	160	26,306
Bank of China Ltd., Class H	158,000	69,666
Bank of Communications Co., Ltd., Class H	84,000	60,412
BYD Electronic International Co., Ltd.	8,500	6,668
China Biologic Products, Inc. (e)	364	39,137
China Communications Services Corp. Ltd., Class H	18,000	11,437
China Construction Bank Corp., Class H	100,000	76,583
China Everbright Bank Co., Ltd., Class H	47,000	21,324
China High Speed Transmission Equipment Group Co., Ltd.	6,000	6,976
China Merchants Bank Co., Ltd., Class H	24,000	55,971
China Minsheng Banking Corp., Ltd., Class H	42,000	44,691
China Mobile Ltd.	1,500	15,815
China Mobile Ltd. ADR	752	39,427
China Petroleum & Chemical Corp., Class H	114,000	80,287
China Power International Development Ltd.	73,000	26,359
China Southern Airlines Co., Ltd., Class H	10,000	5,174
Chinasoft International Ltd. (e)	18,000	8,391
Chongqing Rural Commercial Bank Co., Ltd., Class H	69,000	40,364
Fuguiniao Co., Ltd., Class H (a)(d)(e)	22,200	11,108
Guangzhou Automobile Group Co., Ltd., Class H	32,000	38,566
Guangzhou R&F Properties Co., Ltd., Class H	31,600	38,051
Hollysys Automation Technologies Ltd.	563	10,314
Hua Hong Semiconductor Ltd. (b)	7,000	7,790
Industrial & Commercial Bank of China Ltd., Class H	213,000	126,997

	Shares	Value*
NetEase, Inc. ADR	360	$77,522
Nexteer Automotive Group Ltd.	19,000	22,498
Shenzhen Expressway Co., Ltd., Class H	26,000	22,149
Shenzhen Investment Ltd.	22,000	8,789
Sichuan Expressway Co., Ltd., Class H	14,000	5,359
Sinopec Shanghai Petrochemical Co., Ltd., Class H	80,000	43,181
Sinopharm Group Co., Ltd., Class H	10,000	40,983
Springland International Holdings Ltd.	37,000	6,094
Tencent Holdings Ltd.	9,650	233,985
Tianneng Power International Ltd.	28,700	26,300
Tongda Group Holdings Ltd.	50,000	12,837
Xinjiang Goldwind Science & Technology Co., Ltd., Class H	9,800	16,462
Yuzhou Properties Co., Ltd.	33,000	11,481
Zhejiang Expressway Co., Ltd., Class H	20,000	19,040
Zhongsheng Group Holdings Ltd.	12,500	11,132

		1,618,600

Colombia—0.4%
Almacenes Exito S.A.	1,161	5,763
Corp. Financiera Colombiana S.A.	564	6,966
Grupo Aval Acciones y Valores S.A.	717	5,693

		18,422

Czech Republic—0.3%
Moneta Money Bank AS (b)(e)	4,984	16,070

Egypt—0.2%
Commercial International Bank Egypt SAE GDR	2,199	8,026

Hong Kong—1.5%
CIFI Holdings Group Co., Ltd.	20,000	5,368
Geely Automobile Holdings Ltd.	10,000	9,504
Huaneng Renewables Corp., Ltd., Class H	16,000	5,173
WH Group Ltd. (b)	66,500	53,605
XTEP International Holdings Ltd.	16,500	6,888

		80,538

Hungary—0.8%
Magyar Telekom Telecommunications PLC	8,154	13,814
MOL Hungarian Oil & Gas PLC	253	17,741
OTP Bank PLC	437	12,478

		44,033

India—0.7%
Tata Motors Ltd. ADR	718	24,692
Wipro Ltd. ADR	1,367	13,233

		37,925

Indonesia—0.8%
Adaro Energy Tbk PT	54,300	6,779
Gudang Garam Tbk PT	1,100	5,207
Telekomunikasi Indonesia Persero Tbk PT ADR	999	29,131

		41,117

Schedule of Investments

AllianzGI Best Styles Emerging Markets Equity Fund

December 31, 2016 (unaudited) (continued)

	Shares	Value*
Korea (Republic of)—12.0%
Daelim Industrial Co., Ltd.	424	$30,520
Doosan Heavy Industries & Construction Co., Ltd.	249	5,594
GS Holdings Corp.	544	24,334
Hanil Cement Co., Ltd.	83	5,225
Hanwha Chemical Corp.	2,141	43,644
Hanwha General Insurance Co., Ltd.	767	4,588
KB Financial Group, Inc.	461	16,292
Korea Electric Power Corp.	1,288	46,984
Korea Electric Power Corp. ADR	3,038	56,142
Korea Petrochemical Ind Co., Ltd.	115	26,173
LG Life Sciences Ltd. (a)(d)(e)	320	17,788
Lotte Chemical Corp.	33	10,056
LS Corp.	237	11,626
S&T Motiv Co., Ltd.	144	5,825
S-Oil Corp.	134	9,379
Samsung Electronics Co., Ltd.	181	269,384
Samsung Electronics Co., Ltd. GDR	35	26,023
Woori Bank	2,243	23,639

		633,216

Malaysia—2.5%
AirAsia Bhd.	68,000	34,713
Bermaz Auto Bhd.	15,140	7,189
Hong Leong Financial Group Bhd.	4,900	15,521
MISC Bhd.	3,700	6,062
Sunway Bhd.	7,500	5,057
Tenaga Nasional Bhd.	13,600	42,108
Top Glove Corp. Bhd.	19,300	23,017

		133,667

Mexico—1.9%
Alpek S.A.B de C.V.	9,000	10,750
Grupo Aeroportuario del Pacifico S.A.B. de C.V., Class B	2,600	21,372
Grupo Lala S.A.B de C.V.	3,300	4,800
Industrias Bachoco S.A.B de C.V. ADR	806	39,510
Industrias Bachoco S.A.B de C.V., Ser. B	1,500	6,136
Vitro S.A.B de C.V., Ser. A	5,600	17,424

		99,992

Norway—0.3%
Bakkafrost P/F	351	13,923

Philippines—0.2%
DMCI Holdings, Inc.	23,600	6,285
San Miguel Corp.	1,350	2,506

		8,791

Russian Federation—2.9%
LUKOIL PJSC ADR	344	19,305
Magnitogorsk Iron & Steel OJSC GDR	444	3,074
MegaFon PJSC GDR	700	6,615
MMC Norilsk Nickel PJSC ADR	403	6,819
Mobile TeleSystems PJSC ADR	6,475	58,987
RusHydro PJSC	5,912	8,602
Severstal PJSC GDR	348	5,245

	Shares	Value*
United Co. RUSAL PLC	16,000	$6,747
X5 Retail Group NV GDR (e)	1,158	37,577

		152,971

Singapore—0.2%
Accordia Golf Trust UNIT	4,600	2,001
Croesus Retail Trust UNIT	4,200	2,422
Wing Tai Holdings Ltd.	6,500	7,119

		11,542

South Africa—4.4%
AVI Ltd.	3,606	23,988
Clicks Group Ltd.	2,581	21,706
Fortress Income Fund Ltd., Class A	5,234	6,302
Investec Ltd.	1,341	8,798
Liberty Holdings Ltd.	4,895	39,288
Naspers Ltd., Class N	127	18,541
Raubex Group Ltd.	3,582	6,416
Redefine Properties Ltd. REIT	6,604	5,377
Sappi Ltd. (e)	6,148	40,107
SPAR Group Ltd.	1,306	18,884
Super Group Ltd. (e)	3,534	9,940
Tiger Brands Ltd.	875	25,295
Tsogo Sun Holdings Ltd.	3,201	6,421

		231,063

Taiwan—13.0%
Accton Technology Corp.	7,000	10,971
AmTRAN Technology Co., Ltd.	9,000	6,152
Chicony Power Technology Co., Ltd.	5,000	7,726
China Motor Corp.	11,000	8,935
Elite Material Co., Ltd.	13,000	36,146
First Financial Holding Co., Ltd.	42,000	22,361
Formosa Chemicals & Fibre Corp.	12,000	35,738
Grape King Bio Ltd.	2,000	11,608
Hon Hai Precision Industry Co., Ltd.	21,210	55,169
Hon Hai Precision Industry Co., Ltd. GDR	1,521	7,727
Inventec Corp.	8,000	5,457
King Yuan Electronics Co., Ltd.	15,000	11,690
Lite-On Technology Corp.	26,439	39,760
Mitac Holdings Corp.	22,437	21,436
Powertech Technology, Inc.	6,800	18,248
Sinbon Electronics Co., Ltd.	5,479	11,919
Taiwan Cooperative Financial Holding Co., Ltd.	28,000	12,184
Taiwan Semiconductor Manufacturing Co., Ltd.	49,000	274,461
Taiwan Semiconductor Manufacturing Co., Ltd. ADR	173	4,974
Tong Yang Industry Co., Ltd.	3,000	5,889
Tripod Technology Corp.	3,000	6,774
United Microelectronics Corp.	36,000	12,678
Win Semiconductors Corp.	9,100	25,525
Wistron Corp.	39,482	30,427

		683,955

Schedule of Investments

AllianzGI Best Styles Emerging Markets Equity Fund

December 31, 2016 (unaudited) (continued)

	Shares	Value*
Thailand—3.1%
Airports of Thailand PCL (d)	3,500	$38,866
GFPT PCL (d)	5,400	2,212
PTT Global Chemical PCL (d)	9,300	16,305
PTT PCL (d)	6,200	64,189
Siam Cement PCL	1,250	17,349
Thai Union Group PCL (d)	2,600	1,523
Thanachart Capital PCL (d)	11,500	14,110
Tisco Financial Group PCL (d)	6,100	10,248

		164,802

Turkey—2.5%
Akbank TAS	13,323	29,493
Arcelik AS	2,506	15,051
BIM Birlesik Magazalar AS	1,140	15,820
Petkim Petrokimya Holding AS	6,745	7,068
Tofas Turk Otomobil Fabrikasi AS	3,122	21,782
Trakya Cam Sanayii AS	7,788	6,265
Turkiye Vakiflar Bankasi Tao	28,847	35,505

		130,984

United States—0.6%
First BanCorp (e)	5,027	33,229

Total Common Stock (cost—$4,334,837)		4,454,725

PREFERRED STOCK—5.4%
Brazil—4.0%
Banco Bradesco S.A.	4,912	43,681
Banco do Estado do Rio Grande do Sul S.A., Class B	3,100	9,818
Braskem S.A., Class A	600	6,298
Cia de Gas de Sao Paulo—COMGAS, Class A	500	7,051

	Shares	Value*
Cia de Transmissao de Energia Eletrica Paulista	1,400	$27,867
Metalurgica Gerdau S.A. (e)	3,100	4,539
Petroleo Brasileiro S.A. (e)	10,400	47,286
Telefonica Brasil S.A.	4,700	63,513

		210,053

Colombia—0.5%
Banco Davivienda S.A.	2,951	29,490

Korea (Republic of)—0.9%
Samsung Electronics Co., Ltd.	40	47,362

Total Preferred Stock (cost—$259,990)		286,905

	Principal Amount (000s)
Repurchase Agreements—4.8%
State Street Bank and Trust Co., dated 12/30/16, 0.03%, due 1/3/17, proceeds $252,001; collateralized by U.S. Treasury Bonds, 3.125%, due 2/15/43, valued at $259,831 including accrued interest (cost—$252,000)	$252	252,000

Total Investments (cost—$4,846,827) (c)—94.9%		4,993,630

Other assets less liabilities (f)—5.1%		268,495

Net Assets—100.0%		$5,262,125

Notes to Schedule of Investments:

(a)	Illiquid.
(b)	144A—Exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, typically only to qualified institutional buyers. Unless otherwise indicated, these securities are not considered to be illiquid.
(c)	Securities with an aggregate value of $3,554,231, representing 67.5% of net assets, were valued utilizing modeling tools provided by a third-party vendor.
(d)	Fair-Valued—Securities with an aggregate value of $176,349, representing 3.4% of net assets.
(e)	Non-income producing.
(f)	Includes net unrealized appreciation (depreciation) of other financial instruments as follows:

Futures contracts outstanding at December 31, 2016:

Type	Contracts	Market Value (000s)	Expiration Date	Unrealized Appreciation
Long: SGX Nifty 50 Index	28	$458	1/25/17	$7,240

(g)	At December 31, 2016, the Fund pledged $41,968 in cash as collateral for derivatives.

Glossary:

ADR—American Depositary Receipt

GDR—Global Depositary Receipt

REIT—Real Estate Investment Trust

UNIT—More than one class of securities traded together.

Schedule of Investments

AllianzGI Best Styles Emerging Markets Equity Fund

December 31, 2016 (unaudited) (continued)

The industry classification of portfolio holdings and other assets less liabilities shown as a percentage of net assets were as follows:

Banks	18.8%
Internet Software & Services	9.2%
Technology Hardware, Storage & Peripherals	8.4%
Oil, Gas & Consumable Fuels	6.8%
Semiconductors & Semiconductor Equipment	6.8%
Chemicals	3.8%
Food Products	3.7%
Electric Utilities	3.5%
Electronic Equipment, Instruments & Components	2.7%
Wireless Telecommunication Services	2.3%
Diversified Telecommunication Services	2.2%
Automobiles	2.1%
Transportation Infrastructure	2.0%
Food & Staples Retailing	1.9%
Real Estate Management & Development	1.5%
Auto Components	1.2%
Household Durables	1.1%
Electrical Equipment	0.9%
Insurance	0.8%
Health Care Providers & Services	0.8%
Paper & Forest Products	0.8%
Airlines	0.8%
Biotechnology	0.7%
Construction & Engineering	0.7%
Specialty Retail	0.6%
Independent Power Producers & Energy Traders	0.6%
Metals & Mining	0.5%
Health Care Equipment & Supplies	0.4%
Construction Materials	0.4%
IT Services	0.4%
Media	0.4%
Capital Markets	0.4%
Textiles, Apparel & Luxury Goods	0.3%
Pharmaceuticals	0.3%
Communications Equipment	0.3%
Containers & Packaging	0.3%
Water Utilities	0.3%
Equity Real Estate Investment Trusts (REITs)	0.2%
Personal Products	0.2%
Industrial Conglomerates	0.2%
Hotels, Restaurants & Leisure	0.2%
Gas Utilities	0.1%
Diversified Financial Services	0.1%
Building Products	0.1%
Multi-line Retail	0.1%
Marine	0.1%
Tobacco	0.1%
Repurchase Agreements	4.8%
Other assets less liabilities	5.1%

100.0%

Schedule of Investments

AllianzGI Best Styles Global Equity Fund

December 31, 2016 (unaudited)

	Shares	Value*

COMMON STOCK—97.1%

Argentina—0.0%
Grupo Financiero Galicia S.A. ADR	9,635	$259,374

Australia—1.2%
Bapcor Ltd.	79,775	340,032
BlueScope Steel Ltd.	94,876	630,552
CSR Ltd.	126,062	419,113
Downer EDI Ltd.	67,453	295,356
Evolution Mining Ltd.	267,753	400,386
Fortescue Metals Group Ltd.	107,988	451,282
Harvey Norman Holdings Ltd.	90,213	334,261
Investa Office Fund REIT	115,380	392,962
Macquarie Group Ltd.	8,608	539,222
Metcash Ltd. (e)	340,126	559,361
Myer Holdings Ltd.	687,658	683,611
Northern Star Resources Ltd.	131,855	337,003
Qantas Airways Ltd.	57,884	138,663
Retail Food Group Ltd.	135,827	686,692
Southern Cross Media Group Ltd.	217,415	241,894
Star Entertainment Group Ltd.	78,014	290,341
Tassal Group Ltd.	56,842	170,029
Vicinity Centres REIT	59,084	127,416
Westpac Banking Corp.	20,000	469,478
WPP AUNZ Ltd.	441,600	384,475

		7,892,129

Austria—0.4%
BUWOG AG (e)	15,209	353,075
Erste Group Bank AG (e)	20,368	595,502
EVN AG	29,087	343,080
OMV AG	20,317	716,249
Porr AG	8,692	356,125
Voestalpine AG	9,429	368,704

		2,732,735

Belgium—0.3%
D’ieteren S.A.	7,725	341,198
KBC Group NV	10,981	678,491
Solvay S.A.	5,592	653,742
Warehouses De Pauw CVA REIT	2,245	200,416

		1,873,847

Bermuda—0.4%
Aspen Insurance Holdings Ltd.	13,000	715,000
DHT Holdings, Inc.	73,798	305,524
Everest Re Group Ltd.	2,864	619,770
Maiden Holdings Ltd.	21,491	375,018
Pou Sheng International Holdings Ltd.	2,193,000	625,985

		2,641,297

Brazil—0.4%
Cia de Saneamento de Minas Gerais—COPASA	24,000	268,824
JBS S.A.	132,600	463,716
MRV Engenharia e Participacoes S.A.	54,000	181,071

	Shares	Value*
Qualicorp S.A.	251,200	$1,483,165
Sao Martinho S.A.	59,700	357,720

		2,754,496

Canada—5.1%
Alimentation Couche-Tard, Inc., Class B	10,463	474,425
Artis Real Estate Investment Trust REIT	17,787	168,245
Atco Ltd., Class I	16,877	561,372
Bank of Montreal	30,824	2,217,014
Bank of Nova Scotia	22,425	1,248,645
BCE, Inc.	11,156	482,168
Canadian Imperial Bank of Commerce	23,728	1,936,200
Canadian Tire Corp., Ltd., Class A	13,427	1,392,752
Canfor Pulp Products, Inc.	18,173	136,841
Celestica, Inc. (e)	27,159	321,826
CGI Group, Inc., Class A (e)	12,519	600,845
Chorus Aviation, Inc.	33,260	179,101

Cogeco Communications, Inc.	18,707	922,915
ECN Capital Corp. (e)	42,149	103,595
Enercare, Inc.	26,347	350,077
Entertainment One Ltd.	70,288	199,493
Exchange Income Corp.	25,552	794,545
Fortis, Inc.	29,945	924,679
Genworth MI Canada, Inc.	18,321	459,304
George Weston Ltd.	6,454	546,017
High Liner Foods, Inc.	22,958	341,125
Intertape Polymer Group, Inc.	19,526	366,190
Kirkland Lake Gold Ltd. (e)	75,378	394,111
Laurentian Bank of Canada	52,977	2,277,855
Linamar Corp.	31,655	1,360,129
Loblaw Cos., Ltd.	11,029	581,905
Lucara Diamond Corp.	165,833	375,476
Magna International, Inc.	13,234	574,641
Manulife Financial Corp.	42,536	757,484
Martinrea International, Inc.	22,134	141,609
Medical Facilities Corp.	35,665	466,714
Metro, Inc.	34,212	1,023,315
National Bank of Canada	17,173	697,459
Open Text Corp.	3,358	207,385
Power Financial Corp.	11,386	284,597
Royal Bank of Canada	32,834	2,222,192
Sun Life Financial, Inc.	47,132	1,809,596
Tahoe Resources, Inc.	34,896	328,778
TFI International, Inc.	9,473	246,165
Toronto-Dominion Bank	56,924	2,807,513
TransCanada Corp.	29,929	1,349,497
Transcontinental, Inc., Class A	72,887	1,204,605
WestJet Airlines Ltd.	41,576	713,448

		34,551,848

Chile—0.3%
Cencosud S.A.	262,619	737,127
Enel Chile S.A.	11,136,589	1,015,901

		1,753,028

Schedule of Investments

AllianzGI Best Styles Global Equity Fund

December 31, 2016 (unaudited) (continued)

	Shares	Value*
China—4.0%
AAC Technologies Holdings, Inc.	30,600	$276,984
Agile Group Holdings Ltd.	512,909	260,410
Agricultural Bank of China Ltd., Class H	850,000	346,899
Air China Ltd., Class H	419,653	266,577
Alibaba Group Holding Ltd. ADR (e)	24,360	2,139,052
Bank of Chongqing Co., Ltd., Class H	205,500	173,697
Bank of Communications Co., Ltd., Class H	1,013,961	729,235
Beijing Enterprises Holdings Ltd.	310,500	1,461,528
BYD Electronic International Co., Ltd.	401,682	315,097
China Communications Construction Co., Ltd., Class H	281,000	321,159
China Communications Services Corp. Ltd., Class H	285,597	181,460
China Construction Bank Corp., Class H	2,527,188	1,935,396
China High Speed Transmission Equipment Group Co., Ltd.	180,880	210,312
China Lumena New Materials Corp. (a)(d)(e)	60,228	1,165
China Merchants Bank Co., Ltd., Class H	147,656	344,354
China Petroleum & Chemical Corp., Class H	2,964,200	2,087,589
China Railway Construction Corp., Ltd., Class H	221,484	283,820
China Southern Airlines Co., Ltd., Class H	2,066,846	1,069,460
China Zhongwang Holdings Ltd.	831,200	352,416
Chongqing Rural Commercial Bank Co., Ltd., Class H	220,512	128,996
Great Wall Motor Co., Ltd., Class H	263,740	244,654
Guangzhou Automobile Group Co., Ltd., Class H	1,540,565	1,856,650
Guangzhou R&F Properties Co., Ltd., Class H	97,919	117,910
Industrial & Commercial Bank of China Ltd., Class H	2,506,000	1,494,157
Ju Teng International Holdings Ltd.	161,256	49,674
KWG Property Holding Ltd.	184,094	104,055
Lee & Man Paper Manufacturing Ltd.	289,483	223,216
Minth Group Ltd.	50,685	157,375
NetEase, Inc. ADR	9,814	2,113,347
Nexteer Automotive Group Ltd.	282,000	333,917
Shanghai Pharmaceuticals Holding Co., Ltd., Class H	282,389	644,499
Shenzhen Expressway Co., Ltd., Class H	291,426	248,265
Sinopec Shanghai Petrochemical Co., Ltd., Class H	794,620	428,903
Sinopharm Group Co., Ltd., Class H	162,079	664,255
Skyworth Digital Holdings Ltd.	854,848	484,976
Tencent Holdings Ltd.	109,619	2,657,944
Tianneng Power International Ltd.	374,000	342,728

	Shares	Value*
Travelsky Technology Ltd., Class H	345,000	$723,045
Yum China Holdings, Inc. (e)	14,776	385,949
Yuzhou Properties Co., Ltd.	2,363,708	822,341

Zhejiang Expressway Co., Ltd., Class H	143,770	136,869

		27,120,335

Colombia—0.0%
Almacenes Exito S.A.	67,834	336,684

Czech Republic—0.1%
Moneta Money Bank AS (b)(e)	120,421	388,279
Philip Morris CR AS	253	129,070

		517,349

Denmark—0.4%
Danske Bank A/S	40,551	1,226,820
Dfds A/S	19,504	889,251
Schouw & Co. AB	2,886	214,838
Spar Nord Bank A/S	30,466	348,986

		2,679,895

Finland—0.4%
Atria Oyj	910	11,006
Cramo Oyj	13,987	350,270
Metsa Board Oyj	14,603	104,121
Oriola KD Oyj, Class B	23,820	108,070
Stora Enso Oyj, Class R	58,090	621,388
UPM-Kymmene Oyj	50,901	1,244,812

		2,439,667

France—4.2%
Air France-KLM (e)	120,042	652,961
Alten S.A.	3,089	216,869
APERAM S.A.	1,739	79,361
Arkema S.A.	15,181	1,483,953
Atos SE	17,852	1,881,557
AXA S.A.	85,415	2,153,209
BNP Paribas S.A.	22,292	1,418,616
Boiron S.A.	1,068	94,622
Capgemini S.A.	12,720	1,071,649
Cie Generale des Etablissements Michelin	9,464	1,052,007
CNP Assurances	37,867	700,892
Eiffage S.A.	20,695	1,441,437
Faurecia	14,690	568,991
IPSOS	10,839	340,522
MGI Coutier	10,640	318,951
Orange S.A.	117,110	1,775,852
Peugeot S.A. (e)	52,457	854,376
Rallye S.A.	17,823	345,585
Renault S.A.	10,780	957,445
Sanofi	28,316	2,289,779
Societe Generale S.A.	19,311	949,846
Teleperformance	5,944	595,920
Thales S.A.	6,654	644,644
Total S.A.	93,859	4,814,225
Ubisoft Entertainment S.A. (e)	3,835	136,279

Schedule of Investments

AllianzGI Best Styles Global Equity Fund

December 31, 2016 (unaudited) (continued)

	Shares	Value*
Valeo S.A.	14,514	$833,217
Vinci S.A.	7,792	530,048

		28,202,813

Germany—3.1%
BASF SE	10,000	926,764
Bayer AG	24,056	2,506,237
Bayerische Motoren Werke AG	9,530	887,586
Bechtle AG	1,821	189,341
Daimler AG	14,949	1,109,449
Deutsche Lufthansa AG	52,981	682,964
Deutsche Post AG	39,008	1,279,269
Deutsche Telekom AG	49,370	847,051
Fresenius SE & Co. KGaA	22,339	1,742,684
Hannover Rueck SE	8,964	968,358
Indus Holding AG	4,304	233,445
KION Group AG	3,231	179,390
Merck KGaA	5,978	622,434
METRO AG	44,021	1,463,131
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen	4,000	755,512
Rheinmetall AG	4,316	289,650
Siemens AG	27,420	3,357,303
Sixt SE	1,264	67,701
Software AG	8,152	295,457
STADA Arzneimittel AG	9,262	478,492
Takkt AG	15,040	339,855
Talanx AG (e)	37,997	1,269,059
Uniper SE (e)	49,955	687,604

		21,178,736

Greece—0.2%
FF Group (e)	27,714	560,480
JUMBO S.A.	46,117	730,715
Motor Oil Hellas Corinth Refineries S.A.	24,008	330,880

		1,622,075

Hong Kong—0.3%
Dah Sing Banking Group Ltd.	55,177	101,136
Dah Sing Financial Holdings Ltd.	48,960	330,531
EVA Precision Industrial Holdings Ltd.	687,764	75,976
IT Ltd.	374,000	148,724
Kerry Properties Ltd.	42,257	114,272
WH Group Ltd. (b)	985,000	794,005
Xinyi Glass Holdings Ltd. (e)	553,708	451,093

		2,015,737

India—0.2%
Tata Motors Ltd. ADR	34,255	1,178,029

Indonesia—0.6%
Bank Danamon Indonesia Tbk PT	1,544,100	424,706
Bank Negara Indonesia Persero Tbk PT	3,643,145	1,487,350

	Shares	Value*
Indofood CBP Sukses Makmur Tbk PT	699,518	$444,013
Indofood Sukses Makmur Tbk PT	679,021	397,692
Telekomunikasi Indonesia Persero Tbk PT	4,157,394	1,223,072

		3,976,833

Ireland—0.8%
Beazley PLC	34,522	165,007
Johnson Controls International PLC	63,751	2,625,904
Medtronic PLC	22,501	1,602,746
Smurfit Kappa Group PLC	30,577	700,281

		5,093,938

Israel—0.3%
El Al Israel Airlines	467,377	309,067
Israel Corp., Ltd. (e)	4,283	708,106
Nice Ltd.	10,855	744,788
Plus500 Ltd.	78,058	369,884

		2,131,845

Italy—0.9%
ACEA SpA	28,048	340,373
Enav SpA (b)(e)	97,963	338,055
Enel SpA	208,829	917,949
Intesa Sanpaolo SpA	394,853	1,000,218
Iren SpA	181,416	297,146
Mediobanca SpA	22,673	185,087
OVS SpA (b)	65,655	329,785
Poste Italiane SpA (b)	213,793	1,418,936
Recordati SpA	30,838	873,867
Unipol Gruppo Finanziario SpA	89,662	322,413

		6,023,829

Japan—5.6%
Adastria Co., Ltd.	13,300	344,115
Aida Engineering Ltd.	4,858	45,942
BML, Inc.	9,423	224,337
Capcom Co., Ltd.	11,852	278,212
Concordia Financial Group Ltd.	91,314	439,414
Daito Trust Construction Co., Ltd.	7,295	1,096,713
Daiwa House Industry Co., Ltd.	12,046	328,499
Exedy Corp.	5,926	166,449
Foster Electric Co., Ltd.	18,000	339,107
Idemitsu Kosan Co., Ltd.	22,829	605,547
Iida Group Holdings Co., Ltd.	37,800	716,583
ITOCHU Corp.	144,823	1,917,566
Japan Airlines Co., Ltd.	28,783	839,910
Maeda Corp.	66,057	574,554
Marubeni Corp.	264,100	1,493,769

Matsumotokiyoshi Holdings Co., Ltd.	7,286	358,442
Mazda Motor Corp.	88,800	1,446,017
Mitsubishi Chemical Holdings Corp.	102,194	660,751
Mitsubishi Corp.	88,600	1,881,744
Mitsubishi Gas Chemical Co., Inc.	9,229	157,257
Mitsubishi UFJ Financial Group, Inc.	608,515	3,752,908
Mitsuboshi Belting Ltd.	4,858	41,309

Schedule of Investments

AllianzGI Best Styles Global Equity Fund

December 31, 2016 (unaudited) (continued)

	Shares	Value*
Mitsui & Co., Ltd.	125,800	$1,723,751
Mitsui Engineering & Shipbuilding Co., Ltd.	246,000	380,408
Mizuho Financial Group, Inc.	345,825	620,595
Nippon Paper Industries Co., Ltd.	21,857	369,271
Nippon Telegraph & Telephone Corp.	57,848	2,435,119
Nissan Motor Co., Ltd.	226,341	2,270,459
Nomura Real Estate Holdings, Inc.	18,943	321,462
NuFlare Technology, Inc.	6,900	418,319
ORIX Corp.	190,599	2,966,530
Paramount Bed Holdings Co., Ltd.	7,869	314,356
Raito Kogyo Co., Ltd.	53,137	544,311
Rengo Co., Ltd.	46,629	253,218
Sanyo Special Steel Co., Ltd.	31,086	146,617
Sapporo Holdings Ltd.	15,640	401,825
SCREEN Holdings Co., Ltd.	7,189	444,341
Sekisui House Ltd.	38,177	634,284
SKY Perfect JSAT Holdings, Inc.	72,200	331,709
Sojitz Corp.	155,816	377,255
Sompo Holdings, Inc.	13,115	442,910
Sumitomo Forestry Co., Ltd.	26,520	350,257
Sumitomo Mitsui Trust Holdings, Inc.	16,515	590,885
Sumitomo Osaka Cement Co., Ltd.	67,028	252,551
Tokyo Seimitsu Co., Ltd.	11,700	345,907
Toyota Motor Corp.	29,749	1,744,136
West Japan Railway Co.	9,035	553,447
Yokohama Rubber Co., Ltd.	33,903	606,024

		37,549,092

Korea (Republic of)—2.6%
Hankook Tire Co., Ltd.	12,719	611,474
Hanwha Chemical Corp.	62,769	1,279,549
Hyosung Corp.	2,894	347,890
Hyundai Mipo Dockyard Co., Ltd. (e)	3,487	193,821
KB Financial Group, Inc.	22,952	811,111
KB Insurance Co., Ltd.	8,723	188,693
Kia Motors Corp.	14,472	469,713
Korea Electric Power Corp.	21,071	768,628
Korea Gas Corp.	4,024	161,493
Korea Petrochemical Ind Co., Ltd.	3,623	824,561
KT&G Corp.	9,044	756,529
LG Corp.	8,562	425,087
LG Display Co., Ltd.	8,513	220,877
LG Electronics, Inc.	7,421	316,820
Lotte Chemical Corp.	1,771	539,697
LS Corp.	15,220	746,640
POSCO	7,516	1,595,757
S&T Motiv Co., Ltd.	2,515	101,735
S-Oil Corp.	7,659	536,060
Samsung Electronics Co., Ltd. GDR	6,185	4,620,195
SK Innovation Co., Ltd.	12,122	1,466,980
Tongyang Life Insurance Co., Ltd.	20,122	211,089
Woori Bank	53,982	568,905

		17,763,304

	Shares	Value*
Malaysia—0.4%
AirAsia Bhd.	1,114,400	$568,876
CIMB Group Holdings Bhd.	716,000	717,985
MISC Bhd.	186,100	304,912
Tenaga Nasional Bhd.	403,200	1,248,385

		2,840,158

Mexico—0.2%
Alfa S.A.B de C.V., Class A	235,181	291,117
Grupo Aeroportuario del Pacifico S.A.B de C.V. ADR	1,609	132,775
Industrias Bachoco S.A.B de C.V. ADR	14,466	709,123

		1,133,015

Morocco—0.1%
Douja Promotion Groupe Addoha S.A.	81,476	345,570

Netherlands—0.8%
Accell Group	13,094	301,806
AerCap Holdings NV (e)	19,930	829,287
ASR Nederland NV (e)	29,326	697,012
BE Semiconductor Industries NV	8,186	272,299
ING Groep NV	163,327	2,299,440
Koninklijke Ahold Delhaize NV	26,124	550,250
NN Group NV	13,693	463,543
Philips Lighting NV (b)(e)	13,460	331,547

		5,745,184

New Zealand—0.3%
Air New Zealand Ltd.	556,399	847,348
Metlifecare Ltd.	184,365	710,835
Summerset Group Holdings Ltd.	90,812	295,074

		1,853,257

Norway—0.8%
Austevoll Seafood ASA	37,439	362,788
Bakkafrost P/F	17,743	703,783
Leroy Seafood Group ASA	4,525	251,923
Marine Harvest ASA (e)	27,411	495,604
Orkla ASA	152,806	1,382,700
Salmar ASA	26,060	778,174
Sparebank 1 Nord Norge	55,713	337,103
SpareBank 1 SMN	62,734	470,395
Stolt-Nielsen Ltd.	13,957	171,324
Telenor ASA	6,646	99,203
Veidekke ASA	18,831	269,077

		5,322,074

Peru—0.1%
Cia de Minas Buenaventura SAA ADR	69,857	787,987

Philippines—0.1%
Globe Telecom, Inc.	7,525	228,195
Security Bank Corp.	172,690	659,556

		887,751

Schedule of Investments

AllianzGI Best Styles Global Equity Fund

December 31, 2016 (unaudited) (continued)

	Shares	Value*

Russian Federation—0.1%
Magnitogorsk Iron & Steel OJSC GDR	32,646	$227,869
Sistema PJSC FC GDR	20,373	183,357
Surgutneftegas OJSC ADR	22,741	114,645

		525,871

Singapore—1.0%
Accordia Golf Trust UNIT	1,186,800	516,303
Broadcom Ltd.	17,162	3,033,727
DBS Group Holdings Ltd.	126,500	1,509,251
Japfa Ltd.	594,900	371,012
Jardine Cycle & Carriage Ltd.	26,300	746,919
QAF Ltd.	216,600	207,902
Singapore Airlines Ltd.	67,700	451,010

		6,836,124

South Africa—0.3%
Gold Fields Ltd.	207,257	626,792
Murray & Roberts Holdings Ltd.	414,761	347,905
Sappi Ltd. (e)	87,974	573,905
Sibanye Gold Ltd. ADR	51,392	362,827
SPAR Group Ltd.	13,425	194,116
Super Group Ltd. (e)	85,529	240,574

		2,346,119

Spain—0.9%
ACS Actividades de Construccion y Servicios S.A.	25,700	811,030
Amadeus IT Group S.A.	25,052	1,136,211
Bankinter S.A.	98,154	759,070
Ebro Foods S.A.	17,407	364,297
Faes Farma S.A.	95,322	336,546
Repsol S.A.	114,674	1,611,530
Telefonica S.A.	122,998	1,135,561

		6,154,245

Sweden—0.6%
Bilia AB Class A	27,323	626,949
BillerudKorsnas AB	6,777	113,502
Bure Equity AB	30,978	351,193
Castellum AB	39,496	541,099
Granges AB	35,416	333,719
Holmen AB, Class B	13,026	466,286
Humana AB (e)	55,043	433,488
Klovern AB, Class B	327,914	343,199
Loomis AB, Class B	7,026	208,622
Peab AB	7,203	57,010
Scandic Hotels Group AB (b)(e)	41,201	345,727
Svenska Cellulosa AB SCA, Class B	19,222	541,032

		4,361,826

Switzerland—1.1%
Bell AG	947	407,856
BKW AG	14,011	677,641
Bobst Group S.A.	10,363	720,515
Chubb Ltd.	13,636	1,801,589

	Shares	Value*
Georg Fischer AG	1,019	$833,363
Kudelski S.A. (e)	20,215	349,873
Lonza Group AG (e)	4,733	818,000
Swiss Prime Site AG (e)	7,652	626,137
Swiss Re AG	11,657	1,102,902

		7,337,876

Taiwan—1.5%
Accton Technology Corp.	599,000	938,786
AU Optronics Corp.	1,933,000	701,948
Compeq Manufacturing Co., Ltd.	1,328,000	638,282
Eva Airways Corp.	741,000	333,832
Hon Hai Precision Industry Co., Ltd.	240,000	624,261
Lite-On Technology Corp.	426,000	640,640
Micro-Star International Co., Ltd.	245,000	555,953
Pegatron Corp.	521,000	1,239,475
Powertech Technology, Inc.	266,000	713,810
Taiwan Semiconductor Manufacturing Co., Ltd.	687,000	3,848,061

		10,235,048

Thailand—0.7%
Bangkok Bank PCL	143,500	637,074
IRPC PCL (d)	1,072,100	143,388
Kiatnakin Bank PCL (d)	406,000	666,243
PTT Global Chemical PCL (d)	276,900	485,464
PTT PCL (d)	84,700	876,908
Siam Cement PCL	78,250	1,086,057
Thai Oil PCL (d)	351,000	707,120

		4,602,254

Turkey—0.6%
Akbank TAS	341,722	756,455
Arcelik AS	119,121	715,449
Cimsa Cimento Sanayi VE Ticaret AS	33,740	150,971
Dogus Otomotiv Servis ve Ticaret AS	30,908	76,823
Emlak Konut Gayrimenkul Yatirim Ortakligi AS REIT	813,467	688,946
Eregli Demir ve Celik Fabrikalari TAS	229,846	334,411
Haci Omer Sabanci Holding AS	185,544	480,326
Tekfen Holding AS	150,312	275,170
Tofas Turk Otomobil Fabrikasi AS	22,979	160,326
Tupras Turkiye Petrol Rafinerileri AS	1,992	39,916
Turk Hava Yollari AO (e)	226,363	321,116
Turkiye Vakiflar Bankasi Tao	234,134	288,171

		4,288,080

United Kingdom—6.1%
3i Group PLC	75,329	651,625
Anglo American PLC (e)	122,990	1,737,705
Ashtead Group PLC	11,028	214,388
Bellway PLC	17,481	532,868
Berkeley Group Holdings PLC	7,865	271,884
British American Tobacco PLC	66,607	3,774,976
Carillion PLC	121,079	351,315
Carnival PLC	29,760	1,507,921

Schedule of Investments

AllianzGI Best Styles Global Equity Fund

December 31, 2016 (unaudited) (continued)

	Shares	Value*
Centamin PLC	97,019	$164,220
Compass Group PLC	85,401	1,578,342

Diageo PLC	63,924	1,658,817
DS Smith PLC	118,678	595,952
easyJet PLC	38,483	476,012
Firstgroup PLC (e)	503,161	641,383
Galliford Try PLC	25,032	398,162
GlaxoSmithKline PLC	133,694	2,568,059
Greene King PLC	27,183	233,578
Greggs PLC	19,987	238,318
Hostelworld Group PLC (b)	14,335	39,529
IG Group Holdings PLC	56,006	340,373
Imperial Brands PLC	43,862	1,911,529
Informa PLC	131,239	1,099,280
Intermediate Capital Group PLC	23,998	206,612
International Consolidated Airlines Group S.A.	129,713	702,837
International Game Technology PLC	17,974	458,697
Interserve PLC	41,422	174,458
J Sainsbury PLC	204,406	628,231
Keller Group PLC	74,781	780,780
Micro Focus International PLC	5,981	160,626
Mitie Group PLC	213,609	589,824
National Express Group PLC	229,342	999,404
Northgate PLC	55,978	340,180
Paragon Group of Cos. PLC	37,241	189,773
Pendragon PLC	751,864	289,562
RELX PLC	48,919	871,761
Royal Dutch Shell PLC, Class A	66,305	1,808,507
Royal Dutch Shell PLC, Class B	181,453	5,213,489
Royal Mail PLC	71,147	404,427
Shire PLC	31,885	1,820,609
Tate & Lyle PLC	165,292	1,438,477
Taylor Wimpey PLC	236,256	445,598
Trinity Mirror PLC	129,269	168,988
Virgin Money Holdings UK PLC	30,806	114,921
WPP PLC	112,477	2,502,998

		41,296,995

United States—49.6%
AbbVie, Inc.	50,605	3,168,885
ACCO Brands Corp. (e)	36,821	480,514
Activision Blizzard, Inc.	90,610	3,271,927
Adeptus Health, Inc., Class A (e)	3,661	27,970
Advanced Energy Industries, Inc. (e)	8,842	484,100
AEP Industries, Inc.	5,701	661,886
Aetna, Inc.	13,334	1,653,549
Aflac, Inc.	18,706	1,301,938
AG Mortgage Investment Trust, Inc. REIT	21,316	364,717
AGNC Investment Corp. REIT	32,497	589,171
Air Lease Corp.	15,734	540,148
Aircastle Ltd.	24,382	508,365
Alaska Air Group, Inc.	24,246	2,151,348
Alere, Inc. (e)	6,987	272,283

	Shares	Value*
Allscripts Healthcare Solutions, Inc. (e)	64,885	$662,476
Allstate Corp.	6,958	515,727
Ally Financial, Inc.	26,708	507,986
Alphabet, Inc., Class A (e)	4,990	3,954,325
Alphabet, Inc., Class C (e)	5,116	3,948,631
Altria Group, Inc.	63,570	4,298,603
AMAG Pharmaceuticals, Inc. (e)	19,069	663,601
Amazon.com, Inc. (e)	4,363	3,271,683
Amdocs Ltd.	29,021	1,690,473
Ameren Corp.	4,714	247,296
American Eagle Outfitters, Inc.	32,234	488,990
American Electric Power Co., Inc.	18,555	1,168,223
American Financial Group, Inc.	16,867	1,486,320
American Outdoor Brands Corp. (e)	15,270	321,892
AmerisourceBergen Corp.	24,461	1,912,606
Amgen, Inc.	27,150	3,969,601
AMN Healthcare Services, Inc. (e)	10,240	393,728
Annaly Capital Management, Inc. REIT	77,451	772,186
Anthem, Inc.	10,432	1,499,809
Anworth Mortgage Asset Corp. REIT	28,465	147,164
Apollo Commercial Real Estate Finance, Inc. REIT	14,461	240,342
Apple, Inc.	53,605	6,208,531
Applied Materials, Inc.	59,277	1,912,869
Archer-Daniels-Midland Co.	39,490	1,802,719
Ares Commercial Real Estate Corp. REIT	15,302	210,096
ARMOUR Residential REIT, Inc. REIT	12,726	276,027
Arrow Electronics, Inc. (e)	10,168	724,978
AT&T, Inc.	170,179	7,237,713
Banc of California, Inc.	24,028	416,886
Bank of America Corp.	147,934	3,269,341
Baxter International, Inc.	23,242	1,030,550
Becton Dickinson and Co.	8,130	1,345,922
BGC Partners, Inc., Class A	78,656	804,651
Big Lots, Inc.	7,612	382,199
Booz Allen Hamilton Holding Corp.	20,056	723,420
Boston Scientific Corp. (e)	55,169	1,193,305
Briggs & Stratton Corp.	15,211	338,597
Brocade Communications Systems, Inc.	126,006	1,573,815
CA, Inc.	39,899	1,267,591
CACI International, Inc., Class A (e)	3,878	482,035
Capital One Financial Corp.	11,044	963,479
CareTrust REIT, Inc. REIT	19,629	300,716
Carlisle Cos., Inc.	11,777	1,298,885
CDW Corp.	13,465	701,392
Centene Corp. (e)	4,856	274,413
CenterPoint Energy, Inc.	27,323	673,239
CenterState Banks, Inc.	14,820	373,019
Central Garden & Pet Co., Class A (e)	5,941	183,577
CenturyLink, Inc.	38,332	911,535
Charles River Laboratories International, Inc. (e)	6,914	526,778
Chemical Financial Corp.	8,383	454,107
Chevron Corp.	38,403	4,520,033
Chimera Investment Corp. REIT	21,716	369,606

Schedule of Investments

AllianzGI Best Styles Global Equity Fund

December 31, 2016 (unaudited) (continued)

	Shares	Value*
Cigna Corp.	8,888	$1,185,570
Cirrus Logic, Inc. (e)	11,974	677,010
Cisco Systems, Inc.	119,230	3,603,131
Citigroup, Inc.	79,867	4,746,496
Citrix Systems, Inc. (e)	12,835	1,146,294
CNA Financial Corp.	9,413	390,640
Coherent, Inc. (e)	3,634	499,257
Comcast Corp., Class A	54,044	3,731,738
Consolidated Edison, Inc.	22,027	1,622,949
Convergys Corp.	51,815	1,272,576
Cooper Cos., Inc.	2,777	485,781
Cooper-Standard Holdings, Inc. (e)	3,938	407,110
Copa Holdings S.A., Class A	2,240	203,459
Corning, Inc.	80,111	1,944,294
CR Bard, Inc.	2,840	638,034
Cracker Barrel Old Country Store, Inc.	1,475	246,296
Crane Co.	4,224	304,635
CSX Corp.	35,360	1,270,485
CVS Health Corp.	41,785	3,297,254
CYS Investments, Inc. REIT	44,110	340,970
Danaher Corp.	28,223	2,196,878
Darden Restaurants, Inc.	10,102	734,617
Dean Foods Co.	30,238	658,584
Dell Technologies, Inc., Class V (e)	3,752	206,247
Delta Air Lines, Inc.	13,286	653,538
Deluxe Corp.	12,027	861,253
Dick’s Sporting Goods, Inc.	13,254	703,787
Dow Chemical Co.	38,073	2,178,537
DR Horton, Inc.	13,310	363,762
Dr. Pepper Snapple Group, Inc.	5,000	453,350
DTE Energy Co.	2,512	247,457
DuPont Fabros Technology, Inc.	13,467	591,605
Dynex Capital, Inc. REIT	26,094	177,961
E*TRADE Financial Corp. (e)	14,639	507,241
Eastman Chemical Co.	17,386	1,307,601
Edison International	5,110	367,869
Electronic Arts, Inc. (e)	4,060	319,766
Energizer Holdings, Inc.	7,554	336,984
Entergy Corp.	16,952	1,245,463
Enterprise Financial Services Corp.	7,656	329,208
Euronet Worldwide, Inc. (e)	5,000	362,150
Exelon Corp.	55,496	1,969,553
Express, Inc. (e)	20,715	222,893
Exxon Mobil Corp.	59,639	5,383,016
Facebook, Inc., Class A (e)	54,156	6,230,648
Fidelity National Information Services, Inc.	17,886	1,352,897
First American Financial Corp.	13,716	502,417
FirstEnergy Corp.	26,631	824,762
Flex Ltd. (e)	48,164	692,117
Foot Locker, Inc.	17,610	1,248,373
Ford Motor Co.	48,116	583,647
Fresh Del Monte Produce, Inc.	9,834	596,235
General Electric Co.	103,312	3,264,659
General Motors Co.	48,494	1,689,531
Gilead Sciences, Inc.	18,888	1,352,570

	Shares	Value*
Global Brass & Copper Holdings, Inc.	9,672	$331,750
Global Payments, Inc.	6,483	449,985

Goldman Sachs Group, Inc.	3,772	903,205
Goodyear Tire & Rubber Co.	54,244	1,674,512
Great Western Bancorp, Inc.	6,840	298,156
Hanover Insurance Group, Inc.	7,976	725,896
Hartford Financial Services Group, Inc.	18,093	862,131
Hawaiian Holdings, Inc. (e)	5,075	289,275
HCA Holdings, Inc. (e)	10,427	771,807
Hewlett Packard Enterprise Co.	77,341	1,789,671
Hill-Rom Holdings, Inc.	5,957	334,426
Hologic, Inc. (e)	14,082	564,970
Home Depot, Inc.	29,921	4,011,808
Huntington Bancshares, Inc.	85,381	1,128,737
Huntington Ingalls Industries, Inc.	7,200	1,326,168
INC Research Holdings, Inc., Class A (e)	6,637	349,106
Ingredion, Inc.	18,718	2,339,001
Integra LifeSciences Holdings Corp. (e)	4,520	387,771
Intel Corp.	123,027	4,462,189
International Business Machines Corp.	10,407	1,727,458
International Paper Co.	9,609	509,854
Intuitive Surgical, Inc. (e)	2,815	1,785,189
Invesco Mortgage Capital, Inc. REIT	25,075	366,095
Jack in the Box, Inc.	7,154	798,673
JetBlue Airways Corp. (e)	20,776	465,798
JM Smucker Co.	8,608	1,102,340
Johnson & Johnson	55,333	6,374,915
JPMorgan Chase & Co.	82,861	7,150,076
Juniper Networks, Inc.	22,521	636,443
KAR Auction Services, Inc.	15,175	646,759
Knoll, Inc.	2,884	80,550
Kohl’s Corp.	20,270	1,000,933
Kraton Corp. (e)	8,685	247,349
Kroger Co.	27,815	959,896
Laboratory Corp. of America Holdings (e)	10,391	1,333,997
Lam Research Corp.	27,906	2,950,501
Lear Corp.	16,297	2,157,234
LifePoint Health, Inc. (e)	11,480	652,064
Lincoln National Corp.	30,109	1,995,323
Lumentum Holdings, Inc. (e)	11,171	431,759
LyondellBasell Industries NV, Class A	19,945	1,710,882
Macy’s, Inc.	41,755	1,495,247
Mallinckrodt PLC (e)	27,565	1,373,288

Marathon Petroleum Corp.	24,291	$1,223,052
Marriott Vacations Worldwide Corp.	6,236	529,125
Masimo Corp. (e)	8,823	594,670
McDonald’s Corp.	21,236	2,584,846
McKesson Corp.	16,474	2,313,773
Mentor Graphics Corp.	27,741	1,023,365
Mercer International, Inc.	16,904	180,028
Merck & Co., Inc.	34,489	2,030,367
MetLife, Inc.	14,000	754,460
MFA Financial, Inc. REIT	51,080	389,740
Micron Technology, Inc. (e)	83,291	1,825,739

Schedule of Investments

AllianzGI Best Styles Global Equity Fund

December 31, 2016 (unaudited) (continued)

	Shares	Value*
Microsoft Corp.	57,375	$3,565,283
MKS Instruments, Inc.	6,915	410,751
Mohawk Industries, Inc. (e)	2,363	471,844
Morgan Stanley	55,742	2,355,100
MTGE Investment Corp. REIT	17,166	269,506
Murphy Oil Corp.	25,966	808,322
Net 1 UEPS Technologies, Inc. (e)	28,727	329,786
NETGEAR, Inc. (e)	6,804	369,797
NeuStar, Inc., Class A (e)	16,438	549,029
New Residential Investment Corp. REIT	20,697	325,357
Newell Brands, Inc.	36,087	1,611,285
Newfield Exploration Co. (e)	20,578	833,409
Northrop Grumman Corp.	8,676	2,017,864
NVIDIA Corp.	7,089	756,680
Omega Protein Corp. (e)	30,745	770,162
On Assignment, Inc. (e)	2,190	96,710
ON Semiconductor Corp. (e)	51,588	658,263
ONE Gas, Inc.	4,669	298,629
Owens Corning	14,604	752,982
Pfizer, Inc.	140,459	4,562,108
PG&E Corp.	19,084	1,159,735
Pinnacle Foods, Inc.	39,223	2,096,469
Pitney Bowes, Inc.	16,135	245,091
PNC Financial Services Group, Inc.	21,439	2,507,505
Principal Financial Group, Inc.	26,450	1,530,397
Provident Financial Services, Inc.	8,585	242,956
Prudential Financial, Inc.	14,196	1,477,236
Public Service Enterprise Group, Inc.	24,481	1,074,226
PVH Corp.	16,133	1,455,842
Qorvo, Inc. (e)	10,520	554,720
Quest Diagnostics, Inc.	10,881	999,964
Quintiles IMS Holdings, Inc. (e)	11,969	910,242
Reinsurance Group of America, Inc.	7,386	929,380
Reliance Steel & Aluminum Co.	3,998	318,001
Revlon, Inc., Class A (e)	11,793	343,766
Reynolds American, Inc.	43,823	2,455,841
Royal Caribbean Cruises Ltd.	5,475	449,169
Rudolph Technologies, Inc. (e)	14,645	341,961
Sanmina Corp. (e)	37,485	1,373,825
Sinclair Broadcast Group, Inc. Class A	13,623	454,327
Skyworks Solutions, Inc.	23,798	1,776,759
Snap-on, Inc.	2,318	397,004
Southern Co.	44,504	2,189,152
Southwest Airlines Co.	8,359	416,613
Southwestern Energy Co. (e)	146,319	1,583,172
SpartanNash Co.	4,909	194,102
Spirit AeroSystems Holdings, Inc., Class A (e)	21,345	1,245,481
Spirit Realty Capital, Inc. REIT	43,988	477,710
Stanley Black & Decker, Inc.	17,522	2,009,598
Staples, Inc.	82,467	746,326
Stoneridge, Inc. (e)	13,107	231,863
Stryker Corp.	5,385	645,177
SunTrust Banks, Inc.	52,106	2,858,014
Superior Industries International, Inc.	34,076	897,903
Sykes Enterprises, Inc. (e)	4,989	143,983

	Shares	Value*
Sysco Corp.	22,667	$1,255,072
Teleflex, Inc.	4,638	747,414
Tenet Healthcare Corp. (e)	45,175	670,397
Tesoro Corp.	17,991	1,573,313
Tessera Holding Corp.	10,536	465,691
Texas Roadhouse, Inc.	13,049	629,484
Thermo Fisher Scientific, Inc.	15,101	2,130,751
Thor Industries, Inc.	7,152	715,558
Time Warner, Inc.	22,598	2,181,385
TiVo Corp. (e)	18,489	386,420
Tower International, Inc.	9,675	274,286
Travelers Cos., Inc.	7,000	856,940
Tyson Foods, Inc., Class A	40,105	2,473,676
Union Bankshares Corp.	10,698	382,347
United Continental Holdings, Inc. (e)	5,874	428,097
UnitedHealth Group, Inc.	25,279	4,045,651
Universal Health Services, Inc., Class B	4,864	517,432
Unum Group	32,891	1,444,902
Vail Resorts, Inc.	1,727	278,582
Valero Energy Corp.	33,979	2,321,445
VCA, Inc. (e)	4,075	279,749
Verizon Communications, Inc.	128,498	6,859,223
Vishay Intertechnology, Inc.	27,556	446,407
Wal-Mart Stores, Inc.	23,151	1,600,197
Waste Management, Inc.	30,079	2,132,902
WellCare Health Plans, Inc. (e)	2,564	351,473
Wells Fargo & Co.	45,890	2,528,998
Western Digital Corp.	9,203	625,344
Whirlpool Corp.	5,843	1,062,082
Xerox Corp.	127,578	1,113,756
Yum! Brands, Inc.	14,776	935,764
Zimmer Biomet Holdings, Inc.	11,217	1,157,594

		334,942,703

Total Common Stock (cost—$625,081,533)		656,131,052

PREFERRED STOCK—0.8%

Brazil—0.3%
Banco Bradesco S.A.	75,852	674,528
Braskem S.A., Class A	20,000	209,942
Cia Paranaense de Energia	31,300	262,231
Itau Unibanco Holding S.A.	84,223	873,554

		2,020,255

Colombia—0.1%
Banco Davivienda S.A.	67,696	676,509

Korea (Republic of)—0.4%
Samsung Electronics Co., Ltd.	2,223	2,632,111

Total Preferred Stock (cost—$4,475,375)		5,328,875

Schedule of Investments

AllianzGI Best Styles Global Equity Fund

December 31, 2016 (unaudited) (continued)

	Shares	Value*

RIGHTS—0.0%

Spain—0.0%
Repsol S.A., expires 1/6/2017, (e) (cost—$34,194)	97,745	$36,218

	Principal Amount (000s)

Repurchase Agreements—1.9%
State Street Bank and Trust Co., dated 12/30/16, 0.03%, due 1/3/17, proceeds $12,502,042; collateralized by U.S. Treasury Bonds, 3.125%, due 2/15/43, valued at $12,752,084 including accrued interest (cost—$12,502,000)	$12,502	12,502,000

Total Investments (cost—$642,093,102) (c)—99.8%		673,998,145

Other assets less liabilities (f)—0.2%		1,119,943

Net Assets—100.0%		$675,118,088

Notes to Schedule of Investments:

(a)	Illiquid.
(b)	144A—Exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, typically only to qualified institutional buyers. Unless otherwise indicated, these securities are not considered to be illiquid.
(c)	Securities with an aggregate value of $248,590,605, representing 36.8% of net assets, were valued utilizing modeling tools provided by a third-party vendor.
(d)	Fair-Valued—Securities with an aggregate value of $2,880,288, representing 0.4% of net assets.
(e)	Non-income producing.
(f)	Includes net unrealized appreciation (depreciation) of other financial instruments as follows:

Futures contracts outstanding at December 31, 2016:

Type	Contracts	Market Value (000s)	Expiration Date	Unrealized Appreciation (Depreciation)
Long: E-mini S&P 500 Index	25	$2,795	3/17/17	$(40,123)
Mini MSCI Emerging Markets Index	83	3,564	3/17/17	(97,384)
MSCI Europe Index	133	2,739	3/17/17	30,440
TOPIX Index	9	1,169	3/9/17	20,294

				$(86,773)

Forward foreign currency contracts outstanding at December 31, 2016:

	Counterparty	U.S.$ Value on Origination Date	U.S.$ Value December 31, 2016	Unrealized Appreciation (Depreciation)
Purchased:
423,008 Canadian Dollar settling 1/3/17	Northern Trust Company	$313,240	$315,055	$1,815
302,997 Canadian Dollar settling 1/4/17	Northern Trust Company	225,413	225,674	261
1,504,787 Philippine Peso settling 1/4/17	State Street Bank	30,231	30,269	38
321,287 Singapore Dollar settling 1/3/17	Northern Trust Company	221,545	221,860	315
319,182 Singapore Dollar settling 1/4/17	Northern Trust Company	220,018	220,407	389
197,139 Singapore Dollar settling 1/5/17	Northern Trust Company	136,287	136,131	(156)
Sold:
33,928 Singapore Dollar settling 1/3/17	Northern Trust Company	23,396	23,429	(33)

				$2,629

Schedule of Investments

AllianzGI Best Styles Global Equity Fund

December 31, 2016 (unaudited) (continued)

(g)	At December 31, 2016, the Fund pledged $4,407,618 in cash as collateral for derivatives.

Glossary:

ADR—American Depositary Receipt

GDR—Global Depositary Receipt

MSCI—Morgan Stanley Capital International

REIT—Real Estate Investment Trust

TOPIX—Tokyo Stock Price Index

UNIT—More than one class of securities traded together.

Schedule of Investments

AllianzGI Best Styles Global Equity Fund

December 31, 2016 (unaudited) (continued)

The industry classification of portfolio holdings and other assets less liabilities shown as a percentage of net assets were as follows:

Banks	10.7%
Oil, Gas & Consumable Fuels	6.1%
Insurance	4.7%
Semiconductors & Semiconductor Equipment	3.9%
Health Care Providers & Services	3.8%
Pharmaceuticals	3.6%
Diversified Telecommunication Services	3.4%
Food Products	3.3%
Internet Software & Services	3.1%
Technology Hardware, Storage & Peripherals	2.7%
Automobiles	2.4%
IT Services	2.4%
Food & Staples Retailing	2.3%
Health Care Equipment & Supplies	2.3%
Electric Utilities	2.2%
Chemicals	2.1%
Airlines	2.1%
Tobacco	2.0%
Auto Components	2.0%
Hotels, Restaurants & Leisure	1.9%
Software	1.9%
Media	1.9%
Specialty Retail	1.6%
Biotechnology	1.6%
Industrial Conglomerates	1.6%
Metals & Mining	1.5%
Trading Companies & Distributors	1.5%
Electronic Equipment, Instruments & Components	1.4%
Household Durables	1.3%
Communications Equipment	1.2%
Construction & Engineering	1.1%
Commercial Services & Supplies	1.0%
Capital Markets	1.0%
Machinery	0.9%
Real Estate Management & Development	0.8%
Multi-line Retail	0.8%

Aerospace & Defense	0.8%
Multi-Utilities	0.7%
Mortgage Real Estate Investment Trusts (REITs)	0.7%
Life Sciences Tools & Services	0.7%
Road & Rail	0.6%
Diversified Financial Services	0.6%
Paper & Forest Products	0.6%
Internet & Catalog Retail	0.5%
Building Products	0.5%
Containers & Packaging	0.5%
Equity Real Estate Investment Trusts (REITs)	0.4%
Beverages	0.4%
Construction Materials	0.3%
Textiles, Apparel & Luxury Goods	0.3%
Air Freight & Logistics	0.2%
Professional Services	0.2%
Distributors	0.2%
Consumer Finance	0.2%
Marine	0.2%
Electrical Equipment	0.2%
Household Products	0.2%
Thrifts & Mortgage Finance	0.1%
Transportation Infrastructure	0.1%
Independent Power Producers & Energy Traders	0.1%
Health Care Technology	0.1%
Gas Utilities	0.1%
Wireless Telecommunication Services	0.1%
Diversified Consumer Services	0.1%
Personal Products	0.1%
Leisure Products	0.0%
Leisure Equipment & Products	0.0%
Water Utilities	0.0%
Repurchase Agreements	1.9%
Other assets less liabilities	0.2%

100.0%

Schedule of Investments

AllianzGI Best Styles International Equity Fund

December 31, 2016 (unaudited)

	Shares	Value*
COMMON STOCK—97.7%

Australia—6.3%
Aristocrat Leisure Ltd.	4,832	$53,909
Asaleo Care Ltd.	53,367	56,892
Australian Pharmaceutical Industries Ltd.	53,515	79,333
Bank of Queensland Ltd.	9,008	76,983
Bapcor Ltd.	5,706	24,321
BlueScope Steel Ltd.	7,649	50,836
Caltex Australia Ltd.	4,832	105,945
Collins Foods Ltd.	20,614	97,602
Commonwealth Bank of Australia	701	41,586
Estia Health Ltd.	24,789	46,410
Fortescue Metals Group Ltd.	31,765	132,746
Harvey Norman Holdings Ltd.	34,025	126,071
Japara Healthcare Ltd.	47,323	77,045
Macquarie Group Ltd.	2,435	152,533
McMillan Shakespeare Ltd.	7,546	59,087
Metcash Ltd. (d)	27,010	44,420
Myer Holdings Ltd.	16,957	16,857
OZ Minerals Ltd.	11,735	66,299
Qantas Airways Ltd.	28,424	68,091
Select Harvests Ltd.	18,149	86,690
Spotless Group Holdings Ltd.	44,145	31,467
Star Entertainment Group Ltd.	5,483	20,406
Treasury Wine Estates Ltd.	14,946	114,974
Westpac Banking Corp.	10,798	253,471

		1,883,974

Austria—1.7%
Austria Technologie & Systemtechnik AG	4,147	40,539
Erste Group Bank AG (d)	4,358	127,416
Lenzing AG	502	60,769
Mayr Melnhof Karton AG	307	32,568
OMV AG	951	33,526
Porr AG	2,237	91,653
Telekom Austria AG (d)	282	1,665
Voestalpine AG	3,215	125,717

		513,853

Belgium—0.7%
AGFA-Gevaert NV (d)	8,409	32,453
Euronav NV	6,856	54,534
UCB S.A.	1,361	87,078
Warehouses De Pauw CVA REIT	474	42,315

		216,380

China—1.7%
AAC Technologies Holdings, Inc.	11,500	104,095
Agricultural Bank of China Ltd., Class H	139,000	56,728
Bank of China Ltd., Class H	191,000	84,217
China Construction Bank Corp., Class H	116,000	88,836
Huadian Power International Corp., Ltd., Class H	50,000	22,564
Industrial & Commercial Bank of China Ltd., Class H	166,000	98,975
Minth Group Ltd.	12,000	37,260

		492,675

	Shares	Value*
Denmark—1.0%
Alm Brand A/S	10,188	$77,661
Danske Bank A/S	5,884	178,013
Schouw & Co. AB	595	44,293

		299,967

Finland—0.9%
Metsa Board Oyj	5,259	37,497
Neste Oyj	1,565	59,889
UPM-Kymmene Oyj	6,655	162,751

		260,137

France—9.9%
Alten S.A.	1,121	78,702
Altran Technologies S.A. (d)	4,651	67,878
APERAM S.A.	679	30,987
Arkema S.A.	1,335	130,497
Atos SE	1,477	155,672
AXA S.A.	8,545	215,409
BNP Paribas S.A.	4,520	287,643
Bouygues S.A.	2,285	81,801
Capgemini S.A.	718	60,491
Cie Generale des Etablissements Michelin	1,441	160,180
Electricite de France S.A.	6,920	70,410
Elior Group (a)	1,614	36,871
Engie S.A.	16,466	209,595
Lagardere SCA	815	22,621
Natixis S.A.	6,376	35,905
Orange S.A.	10,012	151,821
Renault S.A.	760	67,501
Sanofi	3,321	268,553
SCOR SE	3,234	111,608
Total S.A.	9,510	487,788
Valeo S.A.	1,184	67,971
Vinci S.A.	2,028	137,954

		2,937,858

Germany—8.5%
adidas AG	1,465	231,057
BASF SE	1,368	126,781
Bayer AG	2,434	253,583
Covestro AG (a)	2,185	149,558
Daimler AG	2,103	156,075
Deutsche Post AG	5,455	178,897
Deutsche Telekom AG	4,821	82,715
Deutsche Wohnen AG	2,454	76,973
Evonik Industries AG	3,571	106,447
Fresenius SE & Co. KGaA	2,305	179,815
Hannover Rueck SE	1,060	114,509
HeidelbergCement AG	1,363	126,868
K&S AG	309	7,361
Merck KGaA	1,626	169,301
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen	1,142	215,699
Siemens AG	1,246	152,560
TUI AG	3,341	46,767
Volkswagen AG	220	31,576
Wuestenrot & Wuerttembergische AG	3,255	63,559
Zalando SE (a)(d)	1,251	47,656

		2,517,757

Schedule of Investments

AllianzGI Best Styles International Equity Fund

December 31, 2016 (unaudited) (continued)

	Shares	Value*
Greece—0.5%
Hellenic Petroleum S.A. (d)	16,280	$75,685
Mytilineos Holdings S.A. (d)	5,418	35,029
Tsakos Energy Navigation Ltd.	7,558	35,447

		146,161

Hong Kong—3.6%
BOC Hong Kong Holdings Ltd.	31,500	112,189
Cathay Pacific Airways Ltd.	42,000	55,118
Cheung Kong Property Holdings Ltd.	25,000	152,675
CK Hutchison Holdings Ltd.	20,920	236,155
CLP Holdings Ltd.	8,500	77,952
Kerry Properties Ltd.	24,000	64,901
Man Wah Holdings Ltd.	122,800	82,917
Shun Tak Holdings Ltd.	160,000	55,122
Swire Pacific Ltd., Class A	3,000	28,547
WH Group Ltd. (a)	174,000	140,261
Wheelock & Co., Ltd.	4,000	22,449
Xinyi Glass Holdings Ltd. (d)	44,000	35,846

		1,064,132

Indonesia—0.1%
Telekomunikasi Indonesia Persero Tbk PT	121,900	35,862

Ireland—0.8%
CRH PLC	4,886	169,443
Smurfit Kappa Group PLC	2,488	57,767
Total Produce PLC	2,856	5,907

		233,117

Israel—0.7%
Bank Hapoalim BM	15,201	90,226
Teva Pharmaceutical Industries Ltd.	3,580	128,906

		219,132

Italy—3.3%
Assicurazioni Generali SpA	9,472	140,397
Enel SpA	61,636	270,933
EXOR NV	3,217	138,353
Intesa Sanpaolo SpA	70,375	178,270
Mediobanca SpA	14,860	121,307
Rizzoli Corriere Della Sera Mediagroup SpA (d)	2,741	2,408
Societa Cattolica di Assicurazioni SCRL	10,493	61,523
UniCredit SpA	26,970	77,451

		990,642

Japan—24.2%
Alfresa Holdings Corp.	1,800	29,731
AOI Electronics Co., Ltd.	3,200	83,079
Aoyama Trading Co., Ltd.	1,000	34,750
Astellas Pharma, Inc.	17,000	235,847
Chubu Electric Power Co., Inc.	6,800	94,625
CKD Corp.	5,500	62,209
Dai Nippon Printing Co., Ltd.	10,000	98,666
Daiichi Sankyo Co., Ltd.	6,800	138,851
Daikin Industries Ltd.	1,500	137,413

	Shares	Value*
DCM Holdings Co., Ltd.	1,800	$15,974
FUJIFILM Holdings Corp.	3,400	128,744
Heiwado Co., Ltd.	3,000	70,719
Hirata Corp.	300	17,010
Hitachi High-Technologies Corp.	1,300	52,287
Hitachi Ltd.	28,000	150,980
Hokuhoku Financial Group, Inc.	5,200	89,585
Idemitsu Kosan Co., Ltd.	4,200	111,406
ITOCHU Corp.	10,900	144,324
J Front Retailing Co., Ltd.	3,600	48,469
Japan Airlines Co., Ltd.	3,400	99,215
JX Holdings, Inc.	22,800	96,340
Kato Sangyo Co., Ltd.	1,400	32,727
KDDI Corp.	10,300	260,106
Marubeni Corp.	23,400	132,352
Marudai Food Co., Ltd.	17,000	71,645
Medipal Holdings Corp.	3,100	48,832
Megmilk Snow Brand Co., Ltd.	1,600	43,981
Mitsubishi Chemical Holdings Corp.	21,400	138,365
Mitsubishi Gas Chemical Co., Inc.	7,900	134,611
Mitsubishi Heavy Industries Ltd.	5,000	22,730
Mitsubishi Materials Corp.	3,500	107,055
Mitsubishi Tanabe Pharma Corp.	4,500	88,110
Mitsubishi UFJ Financial Group, Inc.	47,700	294,181
Mitsui & Co., Ltd.	12,300	168,538
Mixi, Inc.	800	29,150
Nippon Electric Glass Co., Ltd.	10,000	53,955
Nippon Flour Mills Co., Ltd.	6,500	90,207
Nippon Telegraph & Telephone Corp.	6,400	269,409
Nissan Motor Co., Ltd.	24,700	247,769
Nisshin Oillio Group Ltd.	18,000	82,673
NTT DOCOMO, Inc.	11,700	266,120
Oki Electric Industry Co., Ltd.	3,100	43,423
Okinawa Cellular Telephone Co.	2,600	77,526
ORIX Corp.	9,800	152,530
Otsuka Holdings Co., Ltd.	3,100	135,037
Ricoh Co., Ltd.	10,300	87,012
Seino Holdings Co., Ltd.	6,000	66,483
Shindengen Electric Manufacturing Co., Ltd.	9,000	33,362
Sojitz Corp.	5,600	13,558
Sompo Holdings, Inc.	4,300	145,217
Stella Chemifa Corp.	600	15,978
Sumitomo Corp.	13,100	153,786
Sumitomo Dainippon Pharma Co., Ltd.	2,700	46,344
Sumitomo Electric Industries Ltd.	10,000	143,993
Sumitomo Forestry Co., Ltd.	4,200	55,471
Sumitomo Mitsui Financial Group, Inc.	4,500	171,373
Sumitomo Rubber Industries Ltd.	2,400	37,974
Suzuken Co., Ltd.	2,300	75,124
Taisei Corp.	14,000	97,762
Taisho Pharmaceutical Holdings Co., Ltd.	200	16,580
Teijin Ltd.	5,900	119,214
Toho Holdings Co., Ltd.	2,700	53,811
Tohoku Electric Power Co., Inc.	6,600	83,199
Tokyo Electron Ltd.	400	37,620

Schedule of Investments

AllianzGI Best Styles International Equity Fund

December 31, 2016 (unaudited) (continued)

	Shares	Value*
TonenGeneral Sekiyu KK	3,000	$31,591
Toridoll Holdings Corp.	1,400	30,140
Towa Corp.	1,400	19,687
Toyoda Gosei Co., Ltd.	1,600	37,343
Toyota Motor Corp.	5,500	322,456
Tsumura & Co.	1,800	49,542
V Technology Co., Ltd.	600	66,865
Valor Holdings Co., Ltd.	1,300	33,829
Warabeya Nichiyo Holdings Co., Ltd.	3,400	71,701
West Japan Railway Co.	1,400	85,758
Yokohama Reito Co., Ltd.	7,400	64,824

		7,198,853

Korea (Republic of)—1.4%
Hana Financial Group, Inc.	2,141	55,259
Hyundai Mobis Co., Ltd.	148	32,312
Kia Motors Corp.	913	29,633
Korea Electric Power Corp.	2,268	82,732
POSCO	248	52,654
Samsung Electronics Co., Ltd. GDR	171	127,140
SK Innovation Co., Ltd.	307	37,153

		416,883

Netherlands—1.6%
Accell Group	1,591	36,671
AerCap Holdings NV (d)	1,118	46,520
BinckBank NV	10,055	58,143
Heineken Holding NV	1,112	77,329
ING Groep NV	6,006	84,557
NN Group NV	3,384	114,557
Unilever NV	1,218	50,034

		467,811

New Zealand—1.5%
Air New Zealand Ltd.	34,028	51,822
EBOS Group Ltd.	12,982	150,524
Fletcher Building Ltd.	3,729	27,400
Fonterra Co-operative Group Ltd. UNIT	25,064	104,462
Infratil Ltd.	31,884	60,910
New Zealand Refining Co., Ltd.	29,024	52,391

		447,509

Norway—1.5%
Austevoll Seafood ASA	1,075	10,417
Avance Gas Holding Ltd. (a)	19,848	60,822
Bakkafrost P/F	1,887	74,849
DNB ASA	5,629	83,564
Leroy Seafood Group ASA	330	18,372
Marine Harvest ASA (d)	2,491	45,038
Orkla ASA	3,848	34,820
Yara International ASA	3,199	125,846

		453,728

Portugal—0.4%
EDP—Energias de Portugal S.A.	15,128	46,043
Galp Energia SGPS S.A.	3,662	54,594
Jeronimo Martins SGPS S.A.	1,901	29,484

		130,121

	Shares	Value*
Russian Federation—0.2%
Rosneft Oil Co. PJSC GDR	8,252	$53,593

Singapore—0.3%
Keppel Corp., Ltd.	4,100	16,318
QAF Ltd.	89,500	85,906

		102,224

South Africa—0.0%
Steinhoff International Holdings NV	1,302	6,749

Spain—2.5%
Aena S.A. (a)	860	117,167
Amadeus IT Group S.A.	1,405	63,723
Banco Santander S.A.	19,230	100,040
CIE Automotive S.A.	5,432	105,704
Iberdrola S.A.	22,218	145,481
Repsol S.A.	11,692	164,309
Telefonica S.A.	6,378	58,884

		755,308

Sweden—1.1%
Coor Service Management Holding AB (a)	13,820	76,973
ICA Gruppen AB	80	2,435
Loomis AB, Class B	2,241	66,542
Mycronic AB	5,206	55,893
Nobina AB (a)	15,280	85,116
SAS AB (d)	27,184	41,530

		328,489

Switzerland—7.7%
Baloise Holding AG	944	118,788
Bobst Group S.A.	1,040	72,309
Coca-Cola HBC AG (d)	2,832	61,668
Geberit AG	278	111,299
Lonza Group AG (d)	795	137,399
Nestle S.A.	4,858	348,015
Novartis AG	3,521	256,059
Partners Group Holding AG	129	60,390
Roche Holding AG	829	188,973
Swiss Life Holding AG (d)	498	140,674
Swiss Re AG	2,505	237,005
UBS Group AG	16,849	263,442
Zurich Insurance Group AG (d)	1,039	285,538

		2,281,559

Taiwan—0.3%
Compeq Manufacturing Co., Ltd.	30,000	14,419
Formosa Petrochemical Corp.	6,000	20,763
Taiwan Semiconductor Manufacturing Co., Ltd.	12,000	67,215

		102,397

Turkey—0.1%
Soda Sanayii AS	26,808	40,209

Schedule of Investments

AllianzGI Best Styles International Equity Fund

December 31, 2016 (unaudited) (continued)

	Shares	Value*

United Kingdom—15.2%
3i Group PLC	17,818	$154,133
Anglo American PLC (d)	12,925	182,615
Barratt Developments PLC	14,310	81,354
Bellway PLC	54	1,646
Berkeley Group Holdings PLC	242	8,366
Bovis Homes Group PLC	1,265	12,768
BP PLC	25,691	160,914
British American Tobacco PLC	4,171	236,393
BT Group PLC	10,867	49,057
Carillion PLC	21,105	61,237
Carnival PLC	879	44,538
Compass Group PLC	13,461	248,780
Conviviality PLC	5,695	15,142
Cranswick PLC	754	21,772
Dart Group PLC	11,995	73,322
Direct Line Insurance Group PLC	21,291	96,898
Equiniti Group PLC (a)	32,419	77,909
Fiat Chrysler Automobiles NV	935	8,505
Firstgroup PLC (d)	44,834	57,150
Fresnillo PLC	1,680	24,955
Galliford Try PLC	4,232	67,315
GlaxoSmithKline PLC	4,720	90,664
Greggs PLC	3,746	44,666
HSBC Holdings PLC	35,523	286,621
International Consolidated Airlines Group S.A.	18,858	102,180
J Sainsbury PLC	34,788	106,919
Legal & General Group PLC	4,828	14,708
Lloyds Banking Group PLC	114,332	87,793
Lookers PLC	46,839	67,682
Marks & Spencer Group PLC	18,754	80,786
Marston’s PLC	10,226	17,169
McBride PLC Class B (d)	945	2,108
McCarthy & Stone PLC (a)	30,837	61,186
Micro Focus International PLC	1,309	35,154
National Express Group PLC	19,456	84,783
Northgate PLC	19,067	115,871
Novae Group PLC	9,409	79,720

	Shares	Value*
OneSavings Bank PLC	16,831	$70,110
Pendragon PLC	192,293	74,057
Persimmon PLC	914	19,941
Reckitt Benckiser Group PLC	720	60,990
Royal Dutch Shell PLC, Class A	19,430	536,336
Royal Dutch Shell PLC, Class A	3,328	90,773
Royal Mail PLC	20,449	116,240
Shawbrook Group PLC (a)(d)	17,127	57,391
Shire PLC	1,981	113,114
TP ICAP PLC	15,715	83,918
U & I Group PLC	31,776	66,573
Vodafone Group PLC	41,616	102,412
WPP PLC	7,352	163,607

		4,518,241

Total Common Stock (cost—$29,251,664)		29,115,321

PREFERRED STOCK—1.2%

Germany—1.2%
Henkel AG & Co. KGaA	1,216	144,752
Volkswagen AG	1,529	213,933

		358,685

Total Preferred Stock (cost—$331,359)		358,685

RIGHTS (d)—0.0%

Australia—0.0%
Estia Health Ltd., expires 1/11/2017 (c)	8,263	2,982

Spain—0.0%
Repsol S.A., expires 1/6/2017	11,692	4,332

Total Rights (cost—$4,090)		7,314

Total Investments (cost—$29,587,113) (b)—98.9%		29,481,320

Other assets less liabilities (e)—1.1%		319,420

Net Assets—100.0%		$29,800,740

Notes to Schedule of Investments:

(a)	144A—Exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, typically only to qualified institutional buyers. Unless otherwise indicated, these securities are not considered to be illiquid.
(b)	Securities with an aggregate value of $28,046,263, representing 94.1% of net assets, were valued utilizing modeling tools provided by a third-party vendor.
(c)	Fair-Valued—Security with a value of $2,982, representing less than 0.05% of net assets.
(d)	Non-income producing.
(e)	Includes net unrealized appreciation (depreciation) of other financial instruments as follows:

Futures contracts outstanding at December 31, 2016:

Type	Contracts	Market Value (000s)	Expiration Date	Unrealized Depreciation
Long: Mini MSCI EAFE Index	3	$251	3/17/17	$(670)

(f)	At December 31, 2016, the Fund pledged $139,718 in cash as collateral for derivatives.

Schedule of Investments

AllianzGI Best Styles International Equity Fund

December 31, 2016 (unaudited) (continued)

Glossary:

EAFE—Europe, Australasia and Far East

GDR—Global Depositary Receipt

MSCI—Morgan Stanley Capital International

REIT—Real Estate Investment Trust

UNIT—More than one class of securities traded together.

Schedule of Investments

AllianzGI Best Styles International Equity Fund

December 31, 2016 (unaudited) (continued)

The industry classification of portfolio holdings and other assets less liabilities shown as a percentage of net assets were as follows:

Banks	10.8%
Oil, Gas & Consumable Fuels	7.8%
Insurance	7.5%
Pharmaceuticals	7.2%
Food Products	4.6%
Chemicals	3.9%
Automobiles	3.6%
Electric Utilities	3.1%
Metals & Mining	2.6%
Capital Markets	2.6%
Health Care Providers & Services	2.5%
Wireless Telecommunication Services	2.4%
Trading Companies & Distributors	2.2%
Auto Components	2.2%
Diversified Telecommunication Services	2.2%
Hotels, Restaurants & Leisure	2.0%
Electronic Equipment, Instruments & Components	2.0%
Construction & Engineering	1.8%
IT Services	1.7%
Industrial Conglomerates	1.7%
Road & Rail	1.7%
Airlines	1.6%
Food & Staples Retailing	1.5%
Real Estate Management & Development	1.4%
Technology Hardware, Storage & Peripherals	1.1%
Household Durables	1.1%
Construction Materials	1.1%
Air Freight & Logistics	1.0%
Diversified Financial Services	1.0%
Commercial Services & Supplies	0.9%
Multi-line Retail	0.9%
Beverages	0.8%
Building Products	0.8%
Semiconductors & Semiconductor Equipment	0.8%
Tobacco	0.8%
Textiles, Apparel & Luxury Goods	0.8%
Multi-Utilities	0.7%
Household Products	0.7%
Paper & Forest Products	0.7%
Specialty Retail	0.6%
Media	0.6%
Machinery	0.6%
Life Sciences Tools & Services	0.5%
Transportation Infrastructure	0.4%
Biotechnology	0.4%
Personal Products	0.4%
Containers & Packaging	0.3%
Thrifts & Mortgage Finance	0.2%
Professional Services	0.2%
Internet & Catalog Retail	0.2%
Equity Real Estate Investment Trusts (REITs)	0.1%
Leisure Equipment & Products	0.1%
Software	0.1%

Health Care Technology	0.1%
Internet Software & Services	0.1%
Distributors	0.1%
Independent Power Producers & Energy Traders	0.1%
Other assets less liabilities	1.1%

100.0%

Schedule of Investments

AllianzGI Best Styles U.S. Equity Fund

December 31, 2016 (unaudited)

	Shares	Value*

COMMON STOCK—96.8%

Aerospace & Defense—2.4%
Huntington Ingalls Industries, Inc.	2,466	$454,212
Lockheed Martin Corp.	2,436	608,854
Northrop Grumman Corp.	3,376	785,190
Raytheon Co.	5,625	798,750

		2,647,006

Air Freight & Logistics—0.9%
Air Transport Services Group, Inc. (b)	1,320	21,067
United Parcel Service, Inc., Class B	8,966	1,027,862

		1,048,929

Airlines—1.6%
Alaska Air Group, Inc.	8,116	720,133
American Airlines Group, Inc.	1,008	47,063
Delta Air Lines, Inc.	16,426	807,995
Exchange Income Corp.	614	19,092
SkyWest, Inc.	5,066	184,656

		1,778,939

Auto Components—0.8%
Delphi Automotive PLC	3,006	202,454
Lear Corp.	2,692	356,340
Magna International, Inc.	7,787	338,124
Superior Industries International, Inc.	679	17,892

		914,810

Automobiles—1.5%
Ford Motor Co.	64,243	779,268
General Motors Co.	25,650	893,646

		1,672,914

Banks—4.8%
Banc of California, Inc.	10,992	190,711
Bank of America Corp.	26,260	580,346
Citigroup, Inc.	15,118	898,463
JPMorgan Chase & Co.	22,598	1,949,981
Regions Financial Corp.	47,937	688,375
SunTrust Banks, Inc.	5,154	282,697
Wells Fargo & Co.	14,407	793,970

		5,384,543

Beverages—1.1%
Coca-Cola Co.	7,776	322,393
Dr. Pepper Snapple Group, Inc.	6,895	625,170
MGP Ingredients, Inc.	820	40,984
PepsiCo, Inc.	2,569	268,794

		1,257,341

Biotechnology—2.8%
AbbVie, Inc.	15,247	954,767
Amgen, Inc.	7,997	1,169,241
Biogen, Inc. (b)	477	135,268
CoLucid Pharmaceuticals, Inc. (b)	759	27,628
Gilead Sciences, Inc.	10,168	728,130
United Therapeutics Corp. (b)	312	44,750
Xencor, Inc. (b)	843	22,188

		3,081,972

	Shares	Value*
Building Products—0.1%
Builders FirstSource, Inc. (b)	525	$5,759
Griffon Corp.	747	19,571
Universal Forest Products, Inc.	799	81,642

		106,972

Capital Markets—1.2%
Morgan Stanley	22,106	933,978
Morningstar, Inc.	96	7,062
S&P Global, Inc.	3,303	355,205

		1,296,245

Chemicals—1.6%
CF Industries Holdings, Inc.	1,956	61,575
Dow Chemical Co.	18,470	1,056,853
Innospec, Inc.	192	13,152
LyondellBasell Industries NV, Class A	7,796	668,741

		1,800,321

Commercial Services & Supplies—2.0%
Cintas Corp.	5,354	618,708
Copart, Inc. (b)	3,492	193,492
KAR Auction Services, Inc.	7,984	340,278
Republic Services, Inc.	10,194	581,568
Transcontinental, Inc., Class A	728	12,032
Waste Management, Inc.	6,242	442,620

		2,188,698

Communications Equipment—1.1%
Cisco Systems, Inc.	36,629	1,106,928
Finisar Corp. (b)	5,285	159,977

		1,266,905

Construction & Engineering—0.0%
Aecon Group, Inc.	581	6,599
WSP Global, Inc.	1,287	42,838

		49,437

Construction Materials—0.6%
Vulcan Materials Co.	5,102	638,515

Consumer Finance—0.4%
Capital One Financial Corp.	2,659	231,971
Credit Acceptance Corp. (b)	1,172	254,922
Santander Consumer USA Holdings, Inc. (b)	440	5,940

		492,833

Containers & Packaging—0.8%
CCL Industries, Inc., Class B	1,500	294,715
Packaging Corp. of America	6,890	584,410
Sonoco Products Co.	97	5,112

		884,237

Diversified Consumer Services—0.1%
Capella Education Co.	626	54,963
Career Education Corp. (b)	1,419	14,318
Enercare, Inc.	2,384	31,676
Regis Corp. (b)	618	8,973

		109,930

Schedule of Investments

AllianzGI Best Styles U.S. Equity Fund

December 31, 2016 (unaudited) (continued)

	Shares	Value*
Diversified Financial Services—1.0%
Berkshire Hathaway, Inc., Class B (b)	7,073	$1,152,758

Diversified Telecommunication Services—3.1%
AT&T, Inc.	37,869	1,610,569
BCE, Inc.	3,906	168,819
CenturyLink, Inc.	21,494	511,127
Verizon Communications, Inc.	21,576	1,151,727

		3,442,242

Electric Utilities—2.0%
American Electric Power Co., Inc.	3,335	209,971
Duke Energy Corp.	7,072	548,929
Entergy Corp.	5,332	391,742
Exelon Corp.	6,883	244,278
FirstEnergy Corp.	8,003	247,853
NextEra Energy, Inc.	4,953	591,685

		2,234,458

Electrical Equipment—0.0%
General Cable Corp.	549	10,458

Electronic Equipment, Instruments & Components—1.5%
Arrow Electronics, Inc. (b)	2,895	206,414
Avnet, Inc.	122	5,808
Benchmark Electronics, Inc. (b)	372	11,346
CDW Corp.	8,557	445,734
Corning, Inc.	11,605	281,653
TE Connectivity Ltd.	8,646	598,995
Tech Data Corp. (b)	1,920	162,586

		1,712,536

Energy Equipment & Services—0.3%
Helmerich & Payne, Inc.	2,233	172,834
Noble Corp. PLC	26,524	157,022
Schlumberger Ltd.	334	28,040

		357,896

Equity Real Estate Investment Trusts (REITs)—1.2%
CareTrust REIT, Inc.	1,328	20,345
Crown Castle International Corp.	7,388	641,057
Duke Realty Corp.	13,567	360,339
Equinix, Inc.	18	6,433
Equity LifeStyle Properties, Inc.	2,340	168,714
Gaming and Leisure Properties, Inc.	1,815	55,575
Milestone Apartments Real Estate Investment Trust	918	12,991
Monmouth Real Estate Investment Corp.	948	14,448
New Senior Investment Group, Inc.	1,702	16,663
STORE Capital Corp.	1,635	40,401

		1,336,966

Food & Staples Retailing—1.0%
CVS Health Corp.	54	4,261
Empire Co., Ltd.	9,991	116,977
SpartanNash Co.	4,165	164,684
Sysco Corp.	13,768	762,334
Wal-Mart Stores, Inc.	307	21,220

		1,069,476

	Shares	Value*
Food Products—2.2%
Archer-Daniels-Midland Co.	14,749	$673,292
Bunge Ltd.	2,198	158,783
Cal-Maine Foods, Inc.	4,434	195,872
Ingredion, Inc.	4,510	563,570
Sanderson Farms, Inc.	1,994	187,914
Saputo, Inc.	3,938	139,347
Tyson Foods, Inc., Class A	9,748	601,257

		2,520,035

Gas Utilities—0.1%
Atmos Energy Corp.	2,123	157,420

Health Care Equipment & Supplies—4.0%
Align Technology, Inc. (b)	3,521	338,474
Anika Therapeutics, Inc. (b)	767	37,552
Baxter International, Inc.	1,765	78,260
Becton Dickinson and Co.	2,084	345,006
Danaher Corp.	6,698	521,372
Hologic, Inc. (b)	204	8,184
IDEXX Laboratories, Inc. (b)	2,131	249,902
Intuitive Surgical, Inc. (b)	540	342,452
Medtronic PLC	13,668	973,572
ResMed, Inc.	6,213	385,517
Stryker Corp.	6,671	799,253
Teleflex, Inc.	2,719	438,167

		4,517,711

Health Care Providers & Services—3.9%
Aetna, Inc.	6,434	797,880
AMN Healthcare Services, Inc. (b)	1,047	40,257
Anthem, Inc.	5,530	795,048
Cardinal Health, Inc.	3,514	252,903
LHC Group, Inc. (b)	372	17,001
McKesson Corp.	1,090	153,091
MEDNAX, Inc. (b)	852	56,794
Quest Diagnostics, Inc.	7,143	656,442
UnitedHealth Group, Inc.	8,806	1,409,312
Universal Health Services, Inc., Class B	1,756	186,803

		4,365,531

Hotels, Restaurants & Leisure—3.1%
Cracker Barrel Old Country Store, Inc.	932	155,625
Darden Restaurants, Inc.	8,704	632,955
Domino’s Pizza, Inc.	2,694	428,993
Las Vegas Sands Corp.	3,712	198,258
Marriott Vacations Worldwide Corp.	812	68,898
McDonald’s Corp.	9,644	1,173,868
Starbucks Corp.	9,891	549,148
Yum! Brands, Inc.	3,558	225,328

		3,433,073

Household Durables—0.3%
Garmin Ltd.	6,040	292,880
LGI Homes, Inc. (b)	277	7,958

		300,838

Schedule of Investments

AllianzGI Best Styles U.S. Equity Fund

December 31, 2016 (unaudited) (continued)

	Shares	Value*
Household Products—0.9%
Procter & Gamble Co.	8,215	$690,717
Spectrum Brands Holdings, Inc.	2,190	267,903

		958,620

Industrial Conglomerates—1.0%
3M Co.	1,116	199,284
General Electric Co.	27,933	882,683

		1,081,967

Insurance—3.6%
AmTrust Financial Services, Inc.	6,460	176,875
Argo Group International Holdings Ltd.	234	15,421
Aspen Insurance Holdings Ltd.	4,529	249,095
Axis Capital Holdings Ltd.	641	41,838
Everest Re Group Ltd.	2,647	572,811
Hartford Financial Services Group, Inc.	203	9,673
MetLife, Inc.	16,697	899,801
Progressive Corp.	7,713	273,812
Prudential Financial, Inc.	8,240	857,454
Travelers Cos., Inc.	4,198	513,919
United Fire Group, Inc.	226	11,112
Universal Insurance Holdings, Inc.	15,011	426,312

		4,048,123

Internet & Catalog Retail—1.3%
Amazon.com, Inc. (b)	1,807	1,355,015
Nutrisystem, Inc.	1,667	57,762

		1,412,777

Internet Software & Services—3.7%
Alphabet, Inc., Class A (b)	1,276	1,011,166
Alphabet, Inc., Class C (b)	1,205	930,043
Facebook, Inc., Class A (b)	19,145	2,202,632
Five9, Inc. (b)	3,988	56,590

		4,200,431

IT Services—3.3%
Accenture PLC, Class A	8,592	1,006,381
Amdocs Ltd.	4,529	263,814
Broadridge Financial Solutions, Inc.	8,645	573,164
Convergys Corp.	321	7,884
DH Corp.	1,181	19,598
Global Payments, Inc.	9,205	638,919
International Business Machines Corp.	1,556	258,280
Jack Henry & Associates, Inc.	682	60,548
Visa, Inc., Class A	3,708	289,298
Western Union Co.	26,602	577,795

		3,695,681

Leisure Equipment & Products—0.4%
Mattel, Inc.	15,594	429,615

Leisure Products—0.3%
American Outdoor Brands Corp. (b)	16,706	352,162

Life Sciences Tools & Services—0.0%
Pacific Biosciences of California, Inc. (b)	9,208	34,990

	Shares	Value*
Machinery—1.5%
American Railcar Industries, Inc.	1,455	$65,897
Briggs & Stratton Corp.	3,252	72,390
ESCO Technologies, Inc.	496	28,098
Greenbrier Cos., Inc.	4,378	181,906
Illinois Tool Works, Inc.	6,001	734,882
Trinity Industries, Inc.	4,222	117,203
Xylem, Inc.	9,148	453,009

		1,653,385

Media—1.6%
Comcast Corp., Class A	17,757	1,226,121
Interpublic Group of Cos., Inc.	8,027	187,912
New Media Investment Group, Inc.	1,050	16,790
Shaw Communications, Inc., Class B	6,734	135,116
Walt Disney Co.	2,411	251,274

		1,817,213

Metals & Mining—0.0%
OceanaGold Corp.	9,229	26,876

Mortgage Real Estate Investment Trusts (REITs)—0.9%
AGNC Investment Corp.	16,318	295,845
Annaly Capital Management, Inc.	16,405	163,558
Apollo Commercial Real Estate Finance, Inc.	5,780	96,064
ARMOUR Residential REIT, Inc.	6,794	147,362
Capstead Mortgage Corp.	4,902	49,951
Chimera Investment Corp.	8,819	150,100
CYS Investments, Inc.	6,119	47,300
MFA Financial, Inc.	6,451	49,221
New York Mortgage Trust, Inc.	2,737	18,064

		1,017,465

Multi-line Retail—0.8%
Canadian Tire Corp., Ltd., Class A	1,083	112,337
Ollie’s Bargain Outlet Holdings, Inc. (b)	2,141	60,912
Target Corp.	9,200	664,516

		837,765

Multi-Utilities—0.7%
Ameren Corp.	4,433	232,555
CenterPoint Energy, Inc.	1,416	34,890
Public Service Enterprise Group, Inc.	5,012	219,927
SCANA Corp.	3,536	259,118

		746,490

Oil, Gas & Consumable Fuels—5.5%
Bonavista Energy Corp.	3,551	12,721
Chevron Corp.	6,838	804,833
Crescent Point Energy Corp.	416	5,653
Enbridge Income Fund Holdings, Inc.	1,109	28,719
Exxon Mobil Corp.	20,492	1,849,608
Marathon Petroleum Corp.	9,270	466,745
Nordic American Tankers Ltd.	13,091	109,964
ONEOK, Inc.	2,184	125,384
Parsley Energy, Inc., Class A (b)	12,675	446,667
Phillips 66	9,459	817,352
Scorpio Tankers, Inc.	46,367	210,043

Schedule of Investments

AllianzGI Best Styles U.S. Equity Fund

December 31, 2016 (unaudited) (continued)

	Shares	Value*
Seven Generations Energy Ltd., Class A (b)	3,068	$71,544
Tesoro Corp.	4,382	383,206
Valero Energy Corp.	11,938	815,604

		6,148,043

Paper & Forest Products—0.2%
Domtar Corp.	5,653	220,636
Schweitzer-Mauduit International, Inc.	922	41,979

		262,615

Personal Products—0.0%
USANA Health Sciences, Inc. (b)	108	6,610

Pharmaceuticals—4.7%
Allergan PLC (b)	4,745	996,497
Johnson & Johnson	19,314	2,225,166
Merck & Co., Inc.	6,611	389,190
Pfizer, Inc.	50,455	1,638,778
Theravance Biopharma, Inc. (b)	1,270	40,488

		5,290,119

Professional Services—0.0%
Kelly Services, Inc., Class A	494	11,322

Real Estate Management & Development—0.0%
Marcus & Millichap, Inc. (b)	390	10,421

Road & Rail—0.5%
Union Pacific Corp.	5,679	588,799

Semiconductors & Semiconductor Equipment—5.4%
Applied Materials, Inc.	25,932	836,826
Broadcom Ltd.	5,064	895,163
Brooks Automation, Inc.	1,079	18,418
Cabot Microelectronics Corp.	3,396	214,525
Cirrus Logic, Inc. (b)	7,696	435,132
Intel Corp.	41,193	1,494,070
KLA-Tencor Corp.	8,500	668,780
Lam Research Corp.	2,121	224,253
MaxLinear, Inc., Class A (b)	539	11,750
Micron Technology, Inc. (b)	900	19,728
NVIDIA Corp.	7,596	810,797
Photronics, Inc. (b)	1,202	13,583
QUALCOMM, Inc.	6,333	412,912

		6,055,937

Software—2.8%
Activision Blizzard, Inc.	14,032	506,696
CA, Inc.	330	10,484
Electronic Arts, Inc. (b)	1,013	79,784
Microsoft Corp.	33,059	2,054,286
Open Text Corp.	965	59,597
Oracle Corp.	1,674	64,365
Symantec Corp.	14,102	336,897
Synopsys, Inc. (b)	129	7,593

		3,119,702

Specialty Retail—3.4%
Best Buy Co., Inc.	426	18,177
Finish Line, Inc., Class A	2,462	46,310
Foot Locker, Inc.	5,246	371,889

	Shares	Value*
Home Depot, Inc.	11,433	$1,532,937
L Brands, Inc.	5,428	357,380
Lowe’s Cos., Inc.	1,844	131,145
Staples, Inc.	18,944	171,443
TJX Cos., Inc.	8,560	643,113
Ulta Salon Cosmetics & Fragrance, Inc. (b)	2,202	561,378

		3,833,772

Technology Hardware, Storage & Peripherals—4.4%
Apple, Inc.	31,911	3,695,932
Hewlett Packard Enterprise Co.	24,807	574,034
HP, Inc.	46,206	685,697

		4,955,663

Thrifts & Mortgage Finance—0.0%
Meta Financial Group, Inc.	207	21,300
Oritani Financial Corp.	673	12,619
Walker & Dunlop, Inc. (b)	228	7,114

		41,033

Tobacco—1.9%
Altria Group, Inc.	18,977	1,283,225
Philip Morris International, Inc.	2,265	207,225
Reynolds American, Inc.	11,676	654,323

		2,144,773

Trading Companies & Distributors—0.2%
GATX Corp.	3,506	215,900
Textainer Group Holdings Ltd.	1,134	8,448

		224,348

Water Utilities—0.3%
American Water Works Co., Inc.	4,066	294,216

Total Common Stock (cost—$103,772,959)		108,532,878

RIGHTS (a)(b)—0.0%
Food & Staples Retailing—0.0%
Safeway CVR—Casa Ley, expires 1/30/2018	5,723	5,808
Safeway CVR—PDC, expires 1/30/2017	5,723	280

Total Rights (cost—$6,066)		6,088

	Principal Amount (000s)

Repurchase Agreements—2.5%
State Street Bank and Trust Co., dated 12/30/16, 0.03%, due 1/3/17, proceeds $2,859,010; collateralized by U.S. Treasury Bonds, 3.125%, due 2/15/43, valued at $2,919,275 including accrued interest (cost—$2,859,000)	$2,859	2,859,000

Total Investments (cost—$106,638,025)—99.3%		111,397,966

Other assets less liabilities (c)—0.7%		816,629

Net Assets—100.0%		$112,214,595

Schedule of Investments

AllianzGI Best Styles U.S. Equity Fund

December 31, 2016 (unaudited) (continued)

Notes to Schedule of Investments:

(a)	Illiquid.
(b)	Non-income producing.
(c)	Includes net unrealized appreciation (depreciation) of other financial instruments as follows:

Futures contracts outstanding at December 31, 2016:

Type	Contracts	Market Value (000s)	Expiration Date	Unrealized Depreciation
Long: E-mini S&P 500 Index	30	$3,354	3/17/17	$(48,148)

(d)	At December 31, 2016, the Fund pledged $725,366 in cash as collateral for derivatives.

Glossary:

CVR—Contingent Value Rights

REIT—Real Estate Investment Trust

Schedule of Investments

AllianzGI China Equity Fund

December 31, 2016 (unaudited)

	Shares	Value*

COMMON STOCK—98.8%

China—96.4%
Alibaba Group Holding Ltd. ADR (c)	2,475	$217,330
Baidu, Inc. ADR (c)	692	113,772
Beijing Enterprises Holdings Ltd.	14,000	65,898
China Automation Group Ltd. (c)	671,000	115,951
China Construction Bank Corp., Class H	337,000	258,085
China Everbright International Ltd.	75,000	84,595
China Life Insurance Co., Ltd., Class H	12,000	31,019
China Merchants Bank Co., Ltd., Class H	86,000	200,564
China Mobile Ltd.	12,000	126,518
China Overseas Land & Investment Ltd.	32,000	84,197
China Pacific Insurance Group Co., Ltd., Class H	34,600	119,778
China Resources Power Holdings Co., Ltd.	24,000	37,960
China State Construction International Holdings Ltd.	42,000	62,584
China Telecom Corp., Ltd., Class H	240,000	110,090
China Unicom Hong Kong Ltd.	102,000	118,050
CNOOC Ltd.	84,000	104,390
Digital China Holdings Ltd.	128,000	96,618
GF Securities Co., Ltd., Class H	30,600	63,497

	Shares	Value*
Industrial & Commercial Bank of China Ltd., Class H	147,000	$87,646
PetroChina Co., Ltd., Class H	122,000	90,607
Ping An Insurance Group Co. of China Ltd., Class H	15,000	74,521
Qingdao Port International Co., Ltd., Class H (a)	150,000	72,100
Qingling Motors Co., Ltd., Class H	536,000	161,999
Semiconductor Manufacturing International Corp. (c)	120,200	187,916
Tencent Holdings Ltd.	10,600	257,019
Tiangong International Co., Ltd.	968,000	123,081
Yuexiu Transport Infrastructure Ltd.	136,000	85,128
Zhuzhou CRRC Times Electric Co., Ltd.	10,000	50,501

		3,201,414

Hong Kong—2.4%
Clear Media Ltd.	35,000	33,851
Hong Kong Exchanges & Clearing Ltd.	1,900	44,685

		78,536

Total Investments (cost—$3,329,335) (b)—98.8%		3,279,950

Other assets less liabilities—1.2%		41,127

Net Assets—100.0%		$3,321,077

Notes to Schedule of Investments:

(a)	144A—Exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, typically only to qualified institutional buyers. Unless otherwise indicated, these securities are not considered to be illiquid.
(b)	Securities with an aggregate value of $2,799,046, representing 84.3% of net assets, were valued utilizing modeling tools provided by a third-party vendor.
(c)	Non-income producing.

Glossary:

ADR—American Depositary Receipt

Schedule of Investments

AllianzGI China Equity Fund

December 31, 2016 (unaudited) (continued)

The industry classification of portfolio holdings and other assets less liabilities shown as a percentage of net assets were as follows:

Internet Software & Services	17.7%
Banks	16.5%
Diversified Telecommunication Services	6.9%
Insurance	6.8%
Oil, Gas & Consumable Fuels	5.9%
Semiconductors & Semiconductor Equipment	5.7%
Automobiles	4.9%
Transportation Infrastructure	4.7%
Wireless Telecommunication Services	3.8%
Metals & Mining	3.7%
Machinery	3.5%
Capital Markets	3.3%
Electronic Equipment, Instruments & Components	2.9%
Commercial Services & Supplies	2.5%
Real Estate Management & Development	2.5%
Industrial Conglomerates	2.0%
Construction & Engineering	1.9%
Electrical Equipment	1.5%
Independent Power Producers & Energy Traders	1.1%
Media	1.0%
Other assets less liabilities	1.2%

100.0%

Schedule of Investments

AllianzGI Convertible Fund

December 31, 2016 (unaudited)

	Principal Amount (000s)	Value*

CONVERTIBLE BONDS—85.9%

Aerospace & Defense—1.0%
Aerojet Rocketdyne Holdings, Inc. (a)(b), 2.25%, 12/15/23	$14,720	$14,407,200

Auto Manufacturers—1.4%
Tesla Motors, Inc., 0.25%, 3/1/19	21,570	20,114,025

Biotechnology—4.2%
AMAG Pharmaceuticals, Inc., 2.50%, 2/15/19	6,475	9,158,078
ANI Pharmaceuticals, Inc., 3.00%, 12/1/19	12,035	13,870,338
Incyte Corp., 0.375%, 11/15/18	6,975	13,984,875
Ionis Pharmaceuticals, Inc., 1.00%, 11/15/21	14,435	14,588,372
Medicines Co. (a)(b), 2.75%, 7/15/23	7,510	7,261,231

		58,862,894

Chemicals—0.6%
RPM International, Inc., 2.25%, 12/15/20	7,435	8,935,941

Commercial Services—4.9%
Cardtronics, Inc., 1.00%, 12/1/20	17,625	20,797,500
Euronet Worldwide, Inc., 1.50%, 10/1/44	11,600	13,485,000
Live Nation Entertainment, Inc., 2.50%, 5/15/19	15,760	16,873,050
Macquarie Infrastructure Corp., 2.875%, 7/15/19	15,680	18,286,800

		69,442,350

Computers—1.4%
Electronics For Imaging, Inc., 0.75%, 9/1/19	18,330	19,487,081

Diversified Financial Services—1.3%
Blackhawk Network Holdings, Inc. (a)(b), 1.50%, 1/15/22	18,155	18,699,650

Electrical Equipment—0.5%
General Cable Corp., 4.50%, 11/15/29	8,610	6,764,231

Engineering & Construction—1.4%
Dycom Industries, Inc., 0.75%, 9/15/21	4,440	4,867,350
Tutor Perini Corp. (a)(b), 2.875%, 6/15/21	13,365	15,294,572

		20,161,922

Equity Real Estate Investment Trusts (REITs)—0.5%
Spirit Realty Capital, Inc., 3.75%, 5/15/21	6,180	6,504,481

	Principal Amount (000s)	Value*

Food & Beverage—0.7%
GS Finance Corp. (Archer Daniels Midland Co.) (e), zero coupon, 6/9/23	$9,040	$9,117,111

Health Care Equipment & Supplies—2.2%
NuVasive, Inc. (a)(b), 2.25%, 3/15/21	14,010	17,853,994
Wright Medical Group, Inc., 2.00%, 2/15/20	12,255	12,829,453

		30,683,447

Healthcare-Products—3.4%
Hologic, Inc., 2.00%, 3/1/42	14,630	19,878,512
Nevro Corp., 1.75%, 6/1/21	7,585	8,096,988
Spectranetics Corp., 2.625%, 6/1/34	15,015	15,540,525
Wright Medical Group NV (a)(b), 2.25%, 11/15/21	3,675	4,600,641

		48,116,666

Healthcare-Services—3.0%
Anthem, Inc., 2.75%, 10/15/42	11,810	23,560,950
Healthways, Inc., 1.50%, 7/1/18	7,260	9,315,488
Molina Healthcare, Inc., 1.625%, 8/15/44	8,750	9,991,406

		42,867,844

Insurance—1.5%
MGIC Investment Corp., 2.00%, 4/1/20	14,485	21,546,437

Internet—6.8%
Ctrip.com International Ltd. (a)(b), 1.25%, 9/15/22	12,980	12,558,150
Pandora Media, Inc., 1.75%, 12/1/20	4,640	4,779,200
Priceline Group, Inc.,
0.35%, 6/15/20	20,090	25,677,531
1.00%, 3/15/18	6,055	9,563,116
VeriSign, Inc., 4.485%, 8/15/37	7,925	17,677,703
Vipshop Holdings Ltd., 1.50%, 3/15/19	10,960	10,973,700
Zillow Group, Inc. (a)(b), 2.00%, 12/1/21	13,940	14,384,337

		95,613,737

Iron/Steel—0.5%
Allegheny Technologies, Inc., 4.75%, 7/1/22	5,225	7,008,031

IT Services—0.7%
GS Finance Corp. (Fidelity National Information Services, Inc.) (e), zero coupon, 6/5/23	10,090	9,957,922

Media—7.0%
DISH Network Corp. (a)(b), 3.375%, 8/15/26	22,560	25,788,900
Liberty Interactive LLC (a)(b), 1.75%, 9/30/46	21,630	23,360,400
Liberty Media Corp.,
1.375%, 10/15/23	17,265	18,624,619

Schedule of Investments

AllianzGI Convertible Fund

December 31, 2016 (unaudited) (continued)

	Principal Amount (000s)	Value*
2.25%, 9/30/46 (a)(b)	$21,890	$23,176,037
World Wrestling Entertainment, Inc. (a)(b), 3.375%, 12/15/23	8,340	8,183,625

		99,133,581

Metal Fabricate/Hardware—1.0%
RTI International Metals, Inc., 1.625%, 10/15/19	14,030	14,582,431

Mining—0.6%
Royal Gold, Inc., 2.875%, 6/15/19	7,825	8,304,281

Miscellaneous Manufacturing—0.8%
Trinity Industries, Inc., 3.875%, 6/1/36	8,355	10,730,953

Oil, Gas & Consumable Fuels—7.8%
Alon USA Energy, Inc., 3.00%, 9/15/18	8,450	8,920,031
Cheniere Energy, Inc., 4.25%, 3/15/45	16,040	9,794,425
Chesapeake Energy Corp. (a)(b), 5.50%, 9/15/26	14,900	16,203,750
Ensco Jersey Finance Ltd. (a)(b), 3.00%, 1/31/24	12,775	13,062,438
Helix Energy Solutions Group, Inc., 4.25%, 5/1/22	11,040	11,460,900
Oasis Petroleum, Inc., 2.625%, 9/15/23	11,525	16,077,375
PDC Energy, Inc., 1.125%, 9/15/21	15,410	17,278,462
SM Energy Co., 1.50%, 7/1/21	14,660	17,033,088

		109,830,469

Pharmaceuticals—1.8%
Ironwood Pharmaceuticals, Inc., 2.25%, 6/15/22	12,445	14,303,972
Sucampo Pharmaceuticals, Inc. (a)(b), 3.25%, 12/15/21	10,360	11,085,200

		25,389,172

Semiconductors—16.5%
Advanced Micro Devices, Inc., 2.125%, 9/1/26	11,510	18,178,606
Inphi Corp. (a)(b), 0.75%, 9/1/21	15,095	16,151,650
Integrated Device Technology, Inc., 0.875%, 11/15/22	11,225	11,610,859
Intel Corp., 3.25%, 8/1/39	19,790	34,929,449
Lam Research Corp., 1.25%, 5/15/18	11,445	20,136,047
Microchip Technology, Inc., 1.625%, 2/15/25	23,160	30,108,000
Micron Technology, Inc.,
2.125%, 2/15/33, Ser. F	6,860	14,440,300
3.00%, 11/15/43, Ser. G	25,160	25,112,825
Novellus Systems, Inc., 2.625%, 5/15/41	1,395	4,349,784
NVIDIA Corp., 1.00%, 12/1/18	3,900	20,689,500
Rovi Corp., 0.50%, 3/1/20	21,020	21,519,225
Teradyne, Inc. (a)(b), 1.25%, 12/15/23	14,750	15,653,438

		232,879,683

	Principal Amount (000s)	Value*
Semiconductors & Semiconductor Equipment—1.1%
Cypress Semiconductor Corp. (a)(b), 4.50%, 1/15/22	$13,720	$15,495,025

Software—10.1%
Akamai Technologies, Inc., zero coupon, 2/15/19	13,315	13,847,667
BroadSoft, Inc., 1.00%, 9/1/22	10,430	12,652,894
Citrix Systems, Inc., 0.50%, 4/15/19	18,675	21,709,687
CSG Systems International, Inc. (a)(b), 4.25%, 3/15/36	15,060	16,876,613
Medidata Solutions, Inc., 1.00%, 8/1/18	7,595	8,269,056
Proofpoint, Inc., 0.75%, 6/15/20	16,355	18,552,703
Salesforce.com, Inc., 0.25%, 4/1/18	6,550	7,643,031
ServiceNow, Inc., zero coupon, 11/1/18	10,325	12,183,500
Synchronoss Technologies, Inc., 0.75%, 8/15/19	13,680	14,432,400
Take-Two Interactive Software, Inc., 1.00%, 7/1/18	7,245	16,613,691

		142,781,242

Telecommunications—3.2%
Finisar Corp.,
0.50%, 12/15/33	11,580	13,729,538
0.50%, 12/15/36 (a)(b)	13,000	13,138,125
InterDigital, Inc., 1.50%, 3/1/20	13,870	18,819,856

		45,687,519

Total Convertible Bonds (cost—$1,089,894,130)		1,213,105,326

	Shares

CONVERTIBLE PREFERRED STOCK—12.3%

Banks—2.7%
Bank of America Corp., Ser. L (c), 7.25%	18,155	21,183,254
Wells Fargo & Co., Ser. L (c), 7.50%	14,825	17,641,750

		38,825,004

Diversified Telecommunication Services—0.5%
Frontier Communications Corp., Ser. A, 11.125%, 6/29/18	106,430	7,565,045

Electric Utilities—1.0%
NextEra Energy, Inc.,
6.123%, 9/1/19	254,085	12,445,083
6.371%, 9/1/18	42,370	2,425,683

		14,870,766

Electronic Equipment, Instruments & Components—1.2%
Belden, Inc., 6.75%, 7/15/19	154,955	16,374,095

Schedule of Investments

AllianzGI Convertible Fund

December 31, 2016 (unaudited) (continued)

	Shares	Value*

Equity Real Estate Investment Trusts (REITs)—0.9%
American Tower Corp., Ser. A, 5.25%, 5/15/17	121,545	$12,730,623

Financial Services—0.8%
Mandatory Exchangeable Trust (a)(b), 5.75%, 6/3/19	97,865	10,703,984

Food & Beverage—0.6%
Post Holdings, Inc., 5.25%, 6/1/17	58,825	8,247,559

Food Products—1.3%
Bunge Ltd. (c), 4.875%	178,755	18,252,673

Oil, Gas & Consumable Fuels—1.7%
Kinder Morgan, Inc., Ser. A, 9.75%, 10/26/18	222,145	10,807,354
WPX Energy, Inc., Ser. A, 6.25%, 7/31/18	202,870	13,322,473

		24,129,827

Wireless Telecommunication Services—1.6%
T-Mobile U.S., Inc., 5.50%, 12/15/17	234,120	22,110,293

	Shares	Value*

Total Convertible Preferred Stock (cost—$150,082,921)		$173,809,869

COMMON STOCK—0.4%

Health Care Equipment & Supplies—0.4%
Integra LifeSciences Holdings Corp. (d) (cost—$4,744,379)	56,928	4,883,853

	Principal Amount (000s)

Repurchase Agreements—1.2%
State Street Bank and Trust Co., dated 12/30/16, 0.03%, due 1/3/17, proceeds $16,728,056; collateralized by U.S. Treasury Bonds, 3.125%, due 2/15/43, valued at $17,067,312 including accrued interest (cost—$16,728,000)	$16,728	16,728,000

Total Investments (cost—$1,261,449,430)—99.8%		1,408,527,048

Other assets less liabilities—0.2%		3,008,803

Net Assets—100.0%		$1,411,535,851

Notes to Schedule of Investments:

(a)	Private Placement—Restricted as to resale and may not have a readily available market. Securities with an aggregate value of $313,938,960, representing 22.2% of net assets.
(b)	144A—Exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, typically only to qualified institutional buyers. Unless otherwise indicated, these securities are not considered to be illiquid.
(c)	Perpetual maturity. The date shown, if any, is the next call date.
(d)	Non-income producing.
(e)	Securities exchangeable or convertible into securities of an entity different than the issuer or structured by the issuer to provide exposure to securities of an entity different than the issuer (synthetic convertible securities). Such entity is identified in the parenthetical.

Schedule of Investments

AllianzGI Emerging Markets Consumer Fund

December 31, 2016 (unaudited)

	Shares	Value*

COMMON STOCK—95.5%

Brazil—7.1%
Banco Santander Brasil S.A. ADR	11,600	$103,124
Itau Unibanco Holding S.A. ADR	62,200	639,416
MRV Engenharia e Participacoes S.A.	198,300	664,933
Porto Seguro S.A.	17,400	143,630
Qualicorp S.A.	71,600	422,749
Sao Martinho S.A.	22,200	133,022
Smiles S.A.	27,800	381,564

		2,488,438

China—19.1%
China Merchants Bank Co., Ltd., Class H	523,000	1,219,709
China Minsheng Banking Corp., Ltd., Class H	958,000	1,019,373
China Southern Airlines Co., Ltd., Class H	394,000	203,870
China Telecom Corp., Ltd., Class H	408,000	187,153
Dongfeng Motor Group Co., Ltd., Class H	364,000	353,610
Great Wall Motor Co., Ltd., Class H	722,000	669,750
NetEase, Inc. ADR	2,395	515,739
New Oriental Education & Technology Group, Inc. ADR (d)	2,600	109,460
Shanghai Pharmaceuticals Holding Co., Ltd., Class H	141,300	322,491
Skyworth Digital Holdings Ltd.	504,000	285,931
Tencent Holdings Ltd.	64,400	1,561,514
Tianneng Power International Ltd.	300,000	274,916

		6,723,516

France—0.7%
Christian Dior SE	1,098	230,044

Hong Kong—6.6%
Hang Seng Bank Ltd.	41,800	775,163
Man Wah Holdings Ltd.	483,600	326,537
WH Group Ltd. (a)	662,000	533,636
Xinyi Glass Holdings Ltd. (d)	118,000	96,132
Yue Yuen Industrial Holdings Ltd.	159,500	578,140

		2,309,608

Hungary—1.6%
Richter Gedeon Nyrt	26,462	558,940

Indonesia—3.9%
Bank Rakyat Indonesia Persero Tbk PT	407,200	351,705
Telekomunikasi Indonesia Persero Tbk PT ADR	35,600	1,038,096

		1,389,801

Japan—2.3%
Suzuki Motor Corp.	23,100	811,015

Korea (Republic of)—17.7%
Hankook Tire Co., Ltd.	5,771	277,445
Hyundai Mobis Co., Ltd.	2,405	525,067
KB Financial Group, Inc.	20,510	724,812

	Shares	Value*
Kia Motors Corp.	11,472	$372,343
KT Corp.	23,723	577,195
LG Electronics, Inc.	4,613	196,940
LG Uplus Corp.	41,750	395,702
Samsung Card Co., Ltd.	2,835	93,212
Samsung Electronics Co., Ltd.	1,190	1,771,091
Shinhan Financial Group Co., Ltd.	31,335	1,175,099
SL Corp.	7,100	126,450

		6,235,356

Malaysia—0.6%
AirAsia Bhd.	382,100	195,053

Mexico—1.1%
Controladora Vuela Cia de Aviacion S.A.B de C.V. ADR (d)	9,300	139,872
Kimberly-Clark de Mexico S.A.B de C.V., Class A	130,000	234,104

		373,976

Russian Federation—4.2%
Aeroflot PJSC (c)(d)	357,600	894,000
Mobile TeleSystems PJSC ADR	52,530	478,548
X5 Retail Group NV GDR (d)	3,471	112,634

		1,485,182

South Africa—6.9%
AVI Ltd.	28,214	187,686
Imperial Holdings Ltd.	8,078	106,870
Netcare Ltd.	75,825	176,222
Standard Bank Group Ltd.	80,511	886,520
Telkom S.A. SOC Ltd.	60,826	326,121
Tiger Brands Ltd.	5,421	156,713
Vodacom Group Ltd.	53,349	591,024

		2,431,156

Taiwan—12.4%
Cheng Shin Rubber Industry Co., Ltd.	161,000	302,213
CTBC Financial Holding Co., Ltd.	311,000	169,653
First Financial Holding Co., Ltd.	593,000	315,715
Fubon Financial Holding Co., Ltd.	220,000	346,797
Lite-On Technology Corp.	564,297	848,618
Pou Chen Corp.	538,000	668,553
St Shine Optical Co., Ltd.	19,000	362,698
Tong Yang Industry Co., Ltd.	44,000	86,368
Uni-President Enterprises Corp.	179,000	295,147
Wistron Corp.	1,273,298	981,272

		4,377,034

Thailand—3.6%
Charoen Pokphand Foods PCL NVDR	295,100	242,490
Krung Thai Bank PCL (c)	387,800	191,084
Thai Union Group PCL NVDR	586,700	343,570
Thanachart Capital PCL (c)	403,500	495,061

		1,272,205

Schedule of Investments

AllianzGI Emerging Markets Consumer Fund

December 31, 2016 (unaudited) (continued)

	Shares	Value*
Turkey—1.0%
Turkiye Garanti Bankasi AS	105,248	$226,980
Vestel Elektronik Sanayi ve Ticaret AS (d)	79,553	143,087

		370,067

United States—6.7%
Copa Holdings S.A., Class A	2,500	227,075
Lear Corp.	8,010	1,060,284
Mettler-Toledo International, Inc. (d)	1,600	669,696
Reinsurance Group of America, Inc.	3,300	415,239

		2,372,294

Total Common Stock (cost—$31,541,424)		33,623,685

PREFERRED STOCK—2.2%

Brazil—0.4%
Banco Bradesco S.A.	16,500	146,730

Germany—1.8%
Henkel AG & Co. KGaA	5,362	638,291

Total Preferred Stock (cost—$851,797)		785,021

EQUITY-LINKED SECURITY—0.3%

India—0.3%
CLSA Global Markets PTE Ltd. Apollo Tyres, LTD., expires 10/7/19, (cost—$89,767)	35,727	97,177

Total Investments (cost—$32,482,988) (b)—98.0%		34,505,883

Other assets less liabilities (e)—2.0%		692,378

Net Assets-100.0%		$35,198,261

Notes to Schedule of Investments:

(a)	144A—Exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, typically only to qualified institutional buyers. Unless otherwise indicated, these securities are not considered to be illiquid.
(b)	Securities with an aggregate value of $26,702,535, representing 75.9% of net assets, were valued utilizing modeling tools provided by a third-party vendor.
(c)	Fair-Valued—Securities with an aggregate value of $1,580,145, representing 4.5% of net assets.
(d)	Non-income producing.
(e)	Includes net unrealized appreciation (depreciation) of other financial instruments as follows:

Forward foreign currency contracts outstanding at December 31, 2016:

	Counterparty	U.S.$ Value on Origination Date	U.S.$ Value December 31, 2016	Unrealized Appreciation (Depreciation)
Sold:
6,651,973 Jananese Yen settling 1/5/17	Northern Trust Company	$56,960	$56,915	$45
2,358,442 South African Rand settling 1/4/17	Northern Trust Company	172,205	171,726	479
93,191 Turkish Lira settling 1/3/17	Northern Trust Company	26,370	26,423	(53)

				$471

Glossary:

ADR—American Depositary Receipt

GDR—Global Depositary Receipt

NVDR—Non-Voting Depository Receipt

Schedule of Investments

AllianzGI Emerging Markets Consumer Fund

December 31, 2016 (unaudited) (continued)

The industry classification of portfolio holdings and other assets less liabilities shown as a percentage of net assets were as follows:

Banks	24.0%
Technology Hardware, Storage & Peripherals	10.2%
Auto Components	8.1%
Diversified Telecommunication Services	7.2%
Automobiles	6.3%
Internet Software & Services	5.9%
Food Products	5.4%
Airlines	4.7%
Household Durables	4.6%
Textiles, Apparel & Luxury Goods	4.2%
Wireless Telecommunication Services	3.0%
Health Care Providers & Services	2.6%
Household Products	2.5%
Life Sciences Tools & Services	1.9%
Pharmaceuticals	1.6%
Insurance	1.6%
Media	1.1%
Health Care Equipment & Supplies	1.0%
Diversified Financial Services	1.0%
Food & Staples Retailing	0.3%
Diversified Consumer Services	0.3%
Distributors	0.3%
Consumer Finance	0.2%
Other assets less liabilities	2.0%

100.0%

Schedule of Investments

AllianzGI Emerging Markets Debt Fund

December 31, 2016 (unaudited)

	Principal Amount (000s)		Value*

CORPORATE BONDS & NOTES—65.2%
Argentina—3.2%
Arcor SAIC (a)(b), 6.00%, 7/6/23		$350	$365,750
Banco Hipotecario S.A. (a)(b)(d), 24.729%, 1/12/20	ARS	7,000	445,639
Cablevision S.A. (a)(b), 6.50%, 6/15/21		$150	152,813
Empresa Distribuidora Y Comercializadora Norte, 9.75%, 10/25/22		300	308,700

			1,272,902

Azerbaijan—1.8%
International Bank of Azerbaijan OJSC, 5.625%, 6/11/19		700	698,250

Brazil—5.8%
GTL Trade Finance, Inc., 7.25%, 4/16/44		300	281,625
Odebrecht Offshore Drilling Finance Ltd., 6.75%, 10/1/22		252	69,399
Petrobras Global Finance BV,
7.875%, 3/15/19		315	338,417
8.375%, 5/23/21		550	594,000
St Marys Cement, Inc. (a)(b), 5.75%, 1/28/27		300	289,125
Vale S.A., 5.625%, 9/11/42		800	712,000

			2,284,566

Chile—1.1%
Banco Santander Chile (a)(b), 3.875%, 9/20/22		220	226,481
Corp. Nacional del Cobre de Chile, 4.50%, 8/13/23		200	206,801

			433,282

China—4.1%
Century Master Investment Co., Ltd., 4.75%, 9/19/18		200	207,815
Franshion Development Ltd., 6.75%, 4/15/21		400	451,389
Minmetals Bounteous Finance BVI Ltd., 4.20%, 7/27/26		400	388,769
Sinopec Group Overseas Development 2015 Ltd., 3.25%, 4/28/25		400	383,692
State Grid Overseas Investment 2016 Ltd. (a)(b), 2.875%, 5/18/26		200	188,927

			1,620,592

Colombia—1.5%
Ecopetrol S.A., 5.375%, 6/26/26		600	598,500

Costa Rica—0.8%
Banco de Costa Rica, 5.25%, 8/12/18		300	304,110

	Principal Amount (000s)	Value*

El Salvador—1.1%
AES El Salvador Trust II,
6.75%, 3/28/23 (a)(b)	$210	$194,775
6.75%, 3/28/23	250	231,875

		426,650

Greece—0.5%
Glasstank BV, 8.50%, 5/15/19	€200	217,635

Guatemala—1.8%
Comcel Trust via Comunicaciones Celulares S.A.,
6.875%, 2/6/24 (a)(b)	$203	205,537
6.875%, 2/6/24	500	506,250

		711,787

Hong Kong—3.7%
Chinalco Capital Holdings Ltd., 4.00%, 8/25/21	400	393,906
CLP Power HK Finance Ltd. (c)(d), 4.25%, 11/7/19	406	415,240
PCCW Capital No 4 Ltd., 5.75%, 4/17/22	600	655,852

		1,464,998

India—8.0%
Export-Import Bank of India, 4.00%, 1/14/23	409	417,126
GCX Ltd., 7.00%, 8/1/19	200	199,825
Indian Oil Corp., Ltd., 5.75%, 8/1/23	400	439,826
Reliance Holding USA, Inc., 5.40%, 2/14/22	500	540,638
Vedanta Resources PLC,
6.00%, 1/31/19	200	202,500
8.25%, 6/7/21	1,300	1,359,150

		3,159,065

Indonesia—2.8%
Alam Synergy Pte Ltd., 6.95%, 3/27/20	200	203,500
Indo Energy Finance BV, 7.00%, 5/7/18	400	376,000
Marquee Land PTE Ltd., 9.75%, 8/5/19	200	213,500
Pertamina Persero PT, 4.875%, 5/3/22	304	313,196

		1,106,196

Kazakhstan—1.4%
Tengizchevroil Finance Co. International Ltd. (a)(b), 4.00%, 8/15/26	300	282,713
Zhaikmunai LLP, 7.125%, 11/13/19	300	294,000

		576,713

Luxembourg—0.3%
Befesa Zinc S.A.U. Via Zinc Capital S.A., 8.875%, 5/15/18	€100	108,365

Schedule of Investments

AllianzGI Emerging Markets Debt Fund

December 31, 2016 (unaudited) (continued)

	Principal Amount (000s)	Value*
Mexico—2.1%
BBVA Bancomer S.A., 7.25%, 4/22/20	$192	$211,680
Coca-Cola Femsa S.A.B de C.V., 3.875%, 11/26/23	194	198,390
Comision Federal de Electricidad, 4.875%, 1/15/24	221	220,724
Mexico City Airport Trust (a)(b), 4.25%, 10/31/26	200	196,500

		827,294

Morocco—0.5%
OCP S.A., 4.50%, 10/22/25	200	191,763

Nigeria—1.6%
FBN Finance Co. BV, (converts to FRN on 7/23/19) (a)(b), 8.00%, 7/23/21	251	195,153
GTB Finance BV (a)(b), 6.00%, 11/8/18	201	201,058
Zenith Bank PLC (a)(b), 6.25%, 4/22/19	250	244,460

		640,671

Panama—1.3%
Global Bank Corp.,
4.50%, 10/20/21 (a)(b)	200	195,240
5.125%, 10/30/19	300	306,750

		501,990

Peru—0.5%
Corp. Financiera de Desarrollo S.A., 4.75%, 2/8/22	207	217,350

Philippines—1.2%
Petron Corp. (c)(d), 7.50%, 8/6/18	200	209,400
Power Sector Assets & Liabilities Management Corp., 7.39%, 12/2/24	200	254,349

		463,749

Qatar—0.7%
Ras Laffan Liquefied Natural Gas Co., Ltd. III (a)(b), 6.332%, 9/30/27	250	288,125

Russian Federation—7.2%
Alfa Bank AO Via Alfa Bond Issuance PLC (a)(b), 7.50%, 9/26/19	400	433,580
EuroChem Mineral & Chemical Co. Via Eurochem Global Investments DAC (a)(b), 3.80%, 4/12/20	500	498,750
Gazprom Neft OAO Via GPN Capital S.A. (a)(b), 6.00%, 11/27/23	203	216,195
Gazprom OAO Via Gaz Capital S.A., 4.95%, 2/6/28	200	197,176
Lukoil International Finance BV (a)(b),
4.75%, 11/2/26	500	501,995
6.656%, 6/7/22	385	429,676
Sberbank of Russia Via SB Capital S.A. (a)(b), 5.25%, 5/23/23	224	223,205
VimpelCom Holdings BV, 5.95%, 2/13/23	350	364,875

		2,865,452

	Principal Amount (000s)	Value*
South Africa—3.2%
Gold Fields Orogen Holdings BVI Ltd. (a)(b), 4.875%, 10/7/20	$400	$395,200
MTN Mauritius Investment Ltd. (a)(b), 4.755%, 11/11/24	500	460,600
Myriad International Holdings BV,
5.50%, 7/21/25 (a)(b)	200	202,116
5.50%, 7/21/25	200	202,116

		1,260,032

Thailand—1.0%
PTT Exploration & Production PCL (c)(d), 4.875%, 6/18/19	400	405,106

Trinidad And Tobago—1.7%
Petroleum Co. of Trinidad & Tobago Ltd., 9.75%, 8/14/19	450	486,499
Trinidad Generation UnLtd. (a)(b), 5.25%, 11/4/27	200	195,218

		681,717

Turkey—4.3%
Akbank TAS (a)(b), 3.875%, 10/24/17	250	251,335
Global Liman Isletmeleri (a)(b), 8.125%, 11/14/21	300	294,060
KOC Holding AS (a)(b), 5.25%, 3/15/23	300	296,853
Turk Telekomunikasyon AS, 4.875%, 6/19/24	200	187,506
Turkcell Iletisim Hizmetleri AS, 5.75%, 10/15/25	300	292,485
Yasar Holding AS (a)(b), 8.875%, 5/6/20	400	405,608

		1,727,847

United Arab Emirates—0.2%
Dolphin Energy Ltd. (a)(b), 5.888%, 6/15/19	73	76,493

United Kingdom—0.4%
Genel Energy Finance PLC (b), 7.50%, 5/14/19	200	165,500

Venezuela—1.4%
Petroleos de Venezuela S.A.,
5.25%, 4/12/17	200	180,500
6.00%, 5/16/24	1,000	387,500

		568,000

Total Corporate Bonds & Notes (cost—$25,200,596)		25,864,700

Schedule of Investments

AllianzGI Emerging Markets Debt Fund

December 31, 2016 (unaudited) (continued)

	Principal Amount (000s)		Value*

SOVEREIGN DEBT OBLIGATIONS—30.5%
Angola—0.5%
Angolan Government International Bond (a)(b), 9.50%, 11/12/25		$200	$194,195

Argentina—2.9%
Argentine Republic Government International Bond, 8.28%, 12/31/33		561	584,650
Provincia de Cordoba,
7.125%, 6/10/21 (a)(b)		250	257,500
12.375%, 8/17/17		127	134,461
Republic of Argentina (a)(b), 7.50%, 4/22/26		150	157,875

			1,134,486

Azerbaijan—0.9%
Republic of Azerbaijan International Bond, 4.75%, 3/18/24		375	373,980

Brazil—2.0%
Brazil Notas do Tesouro Nacional, Ser. F, 10.00%, 1/1/17	BRL	1,300	399,423
Brazilian Government International Bond, 4.25%, 1/7/25		$400	374,500

			773,923

Cameroon—0.5%
Republic of Cameroon (a)(b), 9.50%, 11/19/25		200	216,191

Colombia—0.7%
Colombia Government International Bond, 2.625%, 3/15/23		300	283,500

Croatia—1.3%
Croatia Government International Bond, 5.50%, 4/4/23		501	530,163

Dominican Republic—1.0%
Dominican Republic International Bond, 5.50%, 1/27/25		400	387,704

Ethiopia—0.7%
Federal Democratic Republic of Ethiopia, 6.625%, 12/11/24		300	277,488

Guatemala—0.4%
Guatemala Government Bond (a)(b), 4.50%, 5/3/26		150	144,563

	Principal Amount (000s)	Value*

Hungary—1.6%
Hungary Government International Bond,
5.375%, 2/21/23	$396	$429,928
6.25%, 1/29/20	185	202,780

		632,708

Indonesia—1.5%
Indonesia Government International Bond,
4.125%, 1/15/25	300	298,001
4.625%, 4/15/43 (a)(b)	300	292,596

		590,597

Iraq—0.5%
Republic of Iraq, 5.80%, 1/15/28	250	208,351

Ivory Coast—1.2%
Ivory Coast Government International Bond, 5.375%, 7/23/24	500	483,357

Jamaica—1.0%
Jamaica Government International Bond,
6.75%, 4/28/28	200	219,500
8.00%, 3/15/39	150	167,333

		386,833

Kenya—0.5%
Kenya Government International Bond, 5.875%, 6/24/19	200	205,364

Mexico—0.5%
Mexico Government International Bond, 3.60%, 1/30/25	200	193,300

Morocco—0.7%
Morocco Government International Bond, 3.50%, 6/19/24	€250	278,139

Namibia—0.5%
Republic of Namibia (a)(b), 5.25%, 10/29/25	$200	196,568

Nigeria—0.8%
Nigeria Government International Bond, 6.75%, 1/28/21	300	303,978

Panama—1.1%
Panama Government International Bond, 3.75%, 3/16/25	450	447,750

Paraguay—0.5%
Republic of Paraguay, 6.10%, 8/11/44	207	211,140

Schedule of Investments

AllianzGI Emerging Markets Debt Fund

December 31, 2016 (unaudited) (continued)

	Principal Amount (000s)		Value*

Peru—0.5%
Peruvian Government International Bond, 4.125%, 8/25/27		$200	$208,750

Philippines—0.6%
Philippine Government International Bond, 3.95%, 1/20/40		250	247,378

Romania—0.5%
Romanian Government International Bond, 4.375%, 8/22/23		200	206,320

Russian Federation—1.1%
Russian Federation Bond, 4.875%, 9/16/23		400	422,673

South Africa—1.3%
South Africa Government Bond, 6.75%, 3/31/21	ZAR	7,500	516,916

Sri Lanka—0.8%
Republic of Sri Lanka, 5.875%, 7/25/22		$300	295,806

Trinidad And Tobago—0.7%
Trinidad & Tobago Government International Bond (a)(b), 4.50%, 8/4/26		300	295,563

Turkey—0.8%
Turkey Government International Bond, 4.875%, 4/16/43		400	323,730

Ukraine—1.0%
Ukraine Government International Bond (a)(b),
zero coupon, 5/31/40 (d)		115	35,160
7.75%, 9/1/20		150	148,767
7.75%, 9/1/23		200	192,500

			376,427

	Principal Amount (000s)	Value*
United Arab Emirates—0.7%
IPIC GMTN Ltd. (a)(b), 5.00%, 11/15/20	$253	$274,239

Uruguay—0.7%
Uruguay Government International Bond, 4.375%, 10/27/27	284	286,386

Vietnam—0.5%
Vietnam Government International Bond, 4.80%, 11/19/24	200	197,721

Total Sovereign Debt Obligations (cost—$12,136,403)		12,106,187

Repurchase Agreements—2.4%
State Street Bank and Trust Co., dated 12/30/16, 0.03%, due 1/3/17, proceeds $937,003; collateralized by U.S. Treasury Bonds, 3.125%, due 2/15/43, valued at $957,807 including accrued interest (cost—$937,000)	937	937,000

Total Investments, before options written (cost—$38,273,999)—98.1%		38,907,887

	Contracts

OPTIONS WRITTEN (e)(f)—(0.0)%
Call Options—(0.0)%
United States Dollar, strike price MXN21.00, expires 2/2/17 (premiums received—$11,711)	7,000	(7,644)

Total Investments, net of options written (cost—$38,262,288)—98.1%		38,900,243

Other assets less other liabilities (g)—1.9%		765,581

Net Assets—100.0%		$39,665,824

Notes to Schedule of Investments:

(a)	Private Placement—Restricted as to resale and may not have a readily available market. Securities with an aggregate value of $10,958,897, representing 27.6% of net assets.
(b)	144A—Exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, typically only to qualified institutional buyers. Unless otherwise indicated, these securities are not considered to be illiquid.
(c)	Perpetual maturity. The date shown, if any, is the next call date. For Corporate Bonds & Notes the interest rate is fixed until the first call date and variable thereafter.
(d)	Variable or Floating Rate Security—Securities with an interest rate that changes periodically. The interest rate disclosed reflects the rate in effect on December 31, 2016.
(e)	Non-income producing.
(f)	Exchange traded-Chicago Board Options Exchange.
(g)	Includes net unrealized appreciation (depreciation) of other financial instruments as follows:

Schedule of Investments

AllianzGI Emerging Markets Debt Fund

December 31, 2016 (unaudited) (continued)

Credit default swap agreements outstanding at December 31, 2016:

OTC buy protection swap agreements(1):

Swap Counterparty/Referenced Debt Issuer	Notional Amount (000s)(3)	Implied Credit Spread(2)	Termination Date	Fixed Deal Pay Rate	Value(4)	Upfront Premiums Paid	Unrealized Depreciation
Barclays:
Federative Republic of Brazil	$600	274.16%	12/20/21	1.00%	$47,476	$59,507	$(12,031)
JPMorgan Chase:
Federative Republic of Brazil	1,000	274.16%	12/20/21	1.00%	79,128	92,342	(13,214)

					$126,604	$151,849	$(25,245)

(1)	If the Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation, other deliverable obligations or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index. Recovery values are assumed by market makers considering either industry standard recovery rates or entity specific factors and considerations until a credit event occurs. If a credit event has occurred, the recovery value is determined by a facilitated auction whereby a minimum number of allowable broker bids, together with a specified valuation method, are used to calculate the settlement value.
(2)	Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements as of year/period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.
(3)	This represents the maximum potential amount the Fund could be required to make available as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.
(4)	The quoted market prices and resulting values for credit default swap agreements serve as an indicator of the status at December 31, 2016 of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement have been closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.
(h)	Transaction in options written for the three months ended December 31, 2016:

	Contracts	Premiums
Options outstanding, September 30, 2016	—	$—
Options written	7,000	11,711

Options outstanding, December 31, 2016	7,000	$11,711

Glossary:

ARS—Argentine Peso

BRL—Brazilian Real

€—Euro

FRN—Floating Rate Note

MXN—Mexican Peso

OTC—Over-the-Counter

ZAR—South African Rand

Schedule of Investments

AllianzGI Emerging Markets Debt Fund

December 31, 2016 (unaudited) (continued)

The industry classification of portfolio holdings and other assets less other liabilities shown as a percentage of net assets were as follows:

Sovereign Debt Obligations	30.5%
Oil, Gas & Consumable Fuels	18.7%
Banks	11.0%
Mining	7.4%
Telecommunications	7.2%
Electric Utilities	4.4%
Iron/Steel	2.5%
Holding Companies-Diversified	1.8%
Chemicals	1.7%
Diversified Financial Services	1.7%
Real Estate	1.7%
Food & Beverage	1.4%
Media	1.4%
Engineering & Construction	1.0%
Coal	1.0%
Commercial Services	0.7%
Building Materials	0.7%
Containers & Packaging	0.6%
Environmental Services	0.3%
Repurchase Agreements	2.4%
Options Written	(0.0)%
Other assets less other liabilities	1.9%

100.0%

Schedule of Investments

AllianzGI Emerging Markets Small-Cap Fund

December 31, 2016 (unaudited)

	Shares	Value*

COMMON STOCK—100.3%

Brazil—2.7%
Cia de Saneamento de Minas Gerais—COPASA	23,419	$262,316
Cia Paranaense de Energia	2,700	15,787
Cosan Ltd., Class A	4,600	34,546

		312,649

China—19.1%
Anhui Expressway Co., Ltd., Class H	28,000	21,487
BAIC Motor Corp., Ltd., Class H (b)	131,500	116,696
China Lesso Group Holdings Ltd.	143,000	92,373
China National Materials Co., Ltd., Class H	122,000	28,320
CP Pokphand Co., Ltd.	112,000	13,694
Dah Chong Hong Holdings Ltd.	50,000	19,018
Future Land Development Holdings Ltd.	218,000	44,481
Guangzhou Automobile Group Co., Ltd., Class H	74,000	89,183
Hisense Kelon Electrical Holdings Co., Ltd., Class H	188,000	152,789
Kingboard Chemical Holdings Ltd.	125,500	379,020
Kingboard Laminates Holdings Ltd.	314,000	307,627
Lee & Man Paper Manufacturing Ltd.	224,000	172,723
PW Medtech Group Ltd. (e)	111,000	28,924
Texhong Textile Group Ltd.	62,500	84,425
Tiangong International Co., Ltd.	148,000	18,818
Tianjin Development Holdings Ltd.	234,000	122,408
Tianneng Power International Ltd.	124,000	113,632
Weiqiao Textile Co., Class H	85,000	52,966
Xingda International Holdings Ltd.	163,000	73,470
Yingde Gases Group Co., Ltd. (a)(d)	71,000	26,154
Yuexiu Real Estate Investment Trust REIT	486,000	256,040
Yuzhou Properties Co., Ltd.	93,000	32,355

		2,246,603

Colombia—0.5%
Avianca Holdings S.A. ADR	6,700	64,588

Czech Republic—0.1%
Philip Morris CR AS	28	14,284

Greece—1.8%
Hellenic Petroleum S.A. (e)	6,883	31,999
Motor Oil Hellas Corinth Refineries S.A.	12,931	178,216

		210,215

Hong Kong—1.8%
Champion REIT	192,000	103,789
Langham Hospitality Investments and Langham Hospitality Investments Ltd. UNIT	79,500	32,049
Man Wah Holdings Ltd.	68,800	46,455

	Shares	Value*
Regal Real Estate Investment Trust REIT	108,000	$28,665

		210,958

Hungary—0.8%
Magyar Telekom Telecommunications PLC	56,302	95,385

India—8.8%
Apollo Tyres Ltd.	34,546	93,767
Housing Development & Infrastructure Ltd. (e)	96,579	83,933
IDFC Ltd. (e)	257,326	203,202
Manappuram Finance Ltd.	205,766	202,991
Reliance Infrastructure Ltd.	18,065	123,658
Srikalahasthi Pipes Ltd.	3,398	13,207
Tamil Nadu Newsprint & Papers Ltd.	18,511	90,232
Uflex Ltd.	31,241	125,125
Vardhman Textiles Ltd.	6,085	99,873

		1,035,988

Indonesia—2.4%
Adaro Energy Tbk PT	230,500	28,778
Bank Pembangunan Daerah Jawa Barat Dan Banten Tbk PT	254,300	63,829
Indo Tambangraya Megah Tbk PT	55,400	69,096
Japfa Comfeed Indonesia Tbk PT	1,149,700	123,957

		285,660

Korea (Republic of)—16.0%
Aekyung Petrochemical Co., Ltd.	9,620	100,077
Baiksan Co., Ltd.	9,201	72,150
Daehan Steel Co., Ltd.	5,308	41,679
Dongkuk Industries Co., Ltd.	5,482	20,672
Dongwha Pharm Co., Ltd. (a)	3,742	25,093
e-LITECOM Co., Ltd.	2,985	23,457
Hanjin Heavy Industries & Construction Co., Ltd. (e)	27,349	75,974
Hanmi Semiconductor Co., Ltd.	1,196	15,265
Hansol Paper Co., Ltd.	12,092	197,166
Hanwha Corp.	552	15,993
Huvis Corp.	2,671	18,139
Hwa Shin Co., Ltd.	15,563	83,185
Hyundai Engineering Plastics Co., Ltd.	6,428	49,753
Ilsung Pharmaceuticals Co., Ltd.	176	17,910
INTOPS Co., Ltd.	2,760	23,150
Korea United Pharm, Inc.	8,345	127,536
KPX Chemical Co., Ltd.	346	17,008
Kwangju Bank	16,765	149,751
LS Corp.	1,591	78,049
Moorim P&P Co., Ltd.	18,421	61,722
Poongsan Corp.	8,906	298,010
Samjin Pharmaceutical Co., Ltd.	523	15,008
SEAH Steel Corp.	1,413	108,285
Sungwoo Hitech Co., Ltd.	15,630	99,480
Taekwang Industrial Co., Ltd.	28	21,945

Schedule of Investments

AllianzGI Emerging Markets Small-Cap Fund

December 31, 2016 (unaudited) (continued)

	Shares	Value*
Taeyoung Engineering & Construction Co., Ltd. (e)	15,667	$70,306
YeaRimDang Publishing Co., Ltd. (e)	15,307	58,160

		1,884,923

Malaysia—1.3%
AirAsia Bhd.	170,400	86,985
Padini Holdings Bhd.	46,200	26,262
Ta Ann Holdings Bhd.	47,500	41,825

		155,072

Mexico—0.1%
Vitro S.A.B de C.V., Ser. A	5,400	16,802

Philippines—2.0%
Cebu Air, Inc.	111,880	209,190
First Philippine Holdings Corp.	21,020	28,710

		237,900

Poland—4.1%
Enea S.A. (e)	24,433	55,413
Kernel Holding S.A.	16,532	252,314
Stalprodukt S.A.	428	53,696
Tauron Polska Energia S.A. (e)	180,487	122,869

		484,292

Russian Federation—4.0%
Acron PJSC (d)	252	14,760
Inter RAO UES PJSC (d)	4,587,923	288,947
M Video PJSC (d)	5,965	37,878
Mrsk Centre PJSC (d)	4,159,544	30,448
Sistema PJSC FC	268,400	101,446

		473,479

South Africa—3.6%
Aeci Ltd.	21,505	158,502
Astral Foods Ltd.	4,291	40,243
Exxaro Resources Ltd.	19,751	127,532
Merafe Resources Ltd.	423,120	50,835
Raubex Group Ltd.	25,004	44,787

		421,899

Taiwan—20.2%
Ability Enterprise Co., Ltd.	105,583	54,976
Alpha Networks, Inc.	307,000	185,614
Ardentec Corp.	75,750	55,868
Chipbond Technology Corp.	107,000	152,554
Coretronic Corp.	53,600	56,184
Gigabyte Technology Co., Ltd.	41,000	54,608
Gloria Material Technology Corp.	68,000	39,530
Grand Pacific Petrochemical	187,000	121,372
Greatek Electronics, Inc.	37,000	44,660
Huaku Development Co., Ltd.	77,000	144,454
Huang Hsiang Construction Corp.	30,000	37,037
King Yuan Electronics Co., Ltd.	171,000	133,268
Kung Long Batteries Industrial Co., Ltd.	5,000	24,382
Lite-On Technology Corp.	38,189	57,431
Powertech Technology, Inc.	79,000	211,996

	Shares	Value*
Sampo Corp.	85,000	$48,245
Sigurd Microelectronics Corp.	89,000	64,169
Sinmag Equipment Corp.	18,000	79,028
Syncmold Enterprise Corp.	100,000	194,740
Tong Yang Industry Co., Ltd.	37,000	72,628
Tripod Technology Corp.	126,000	284,529
TXC Corp.	69,000	86,972
Unizyx Holding Corp. (e)	49,000	22,034
Winbond Electronics Corp.	389,000	119,644
YC INOX Co., Ltd.	35,000	29,248

		2,375,171

Thailand—6.8%
Advanced Information Technology PCL NVDR	34,800	24,003
Bangchak Petroleum PCL NVDR	190,800	178,083
CPN Retail Growth Leasehold Property Fund UNIT	221,800	120,778
Esso Thailand PCL NVDR (e)	74,700	26,656
Star Petroleum Refining PCL NVDR	442,300	152,873
Thai Oil PCL NVDR	18,500	37,270
Thai Vegetable Oil PCL NVDR	230,700	260,588

		800,251

Turkey—4.2%
Aygaz AS	15,769	53,739
Eregli Demir ve Celik Fabrikalari TAS	15,047	21,892
Selcuk Ecza Deposu Ticaret ve Sanayi AS	26,410	22,989
Soda Sanayii AS	43,605	65,403
Trakya Cam Sanayii AS	405,753	326,414

		490,437

Total Investments (cost—$11,289,098) (c)—100.3%		11,816,556

Liabilities in excess of other assets—(0.3)%		(36,568)

Net Assets—100.0%		$11,779,988

Notes to Schedule of Investments:

(a)	Illiquid.
(b)	144A—Exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, typically only to qualified institutional buyers. Unless otherwise indicated, these securities are not considered to be illiquid.
(c)	Securities with an aggregate value of $10,320,115, representing 87.6% of net assets, were valued utilizing modeling tools provided by a third-party vendor.
(d)	Fair-Valued—Securities with an aggregate value of $398,187, representing 3.4% of net assets.
(e)	Non-income producing.

Glossary:

ADR—American Depositary Receipt

NVDR—Non-Voting Depository Receipt

REIT—Real Estate Investment Trust

UNIT—More than one class of securities traded together.

Schedule of Investments

AllianzGI Emerging Markets Small-Cap Fund

December 31, 2016 (unaudited) (continued)

The industry classification of portfolio holdings and liabilities in excess of other assets shown as a percentage of net assets were as follows:

Electronic Equipment, Instruments & Components	9.7%
Oil, Gas & Consumable Fuels	7.3%
Semiconductors & Semiconductor Equipment	7.0%
Metals & Mining	5.9%
Food Products	5.9%
Electric Utilities	5.6%
Auto Components	5.0%
Paper & Forest Products	4.8%
Chemicals	4.6%
Equity Real Estate Investment Trusts (REITs)	4.3%
Building Products	3.5%
Real Estate Management & Development	3.2%
Airlines	3.1%
Machinery	3.0%
Textiles, Apparel & Luxury Goods	2.8%
Household Durables	2.6%
Water Utilities	2.2%
Banks	1.8%
Communications Equipment	1.8%
Automobiles	1.7%
Diversified Financial Services	1.7%
Consumer Finance	1.7%
Pharmaceuticals	1.6%
Containers & Packaging	1.2%
Multi-Utilities	1.0%
Construction & Engineering	1.0%
Technology Hardware, Storage & Peripherals	0.9%
Electrical Equipment	0.9%
Wireless Telecommunication Services	0.9%
Diversified Telecommunication Services	0.8%
Specialty Retail	0.5%
Media	0.5%
Gas Utilities	0.5%
Health Care Equipment & Supplies	0.2%
Construction Materials	0.2%
IT Services	0.2%
Health Care Providers & Services	0.2%
Transportation Infrastructure	0.2%
Distributors	0.2%
Tobacco	0.1%
Liabilities in excess of other assets	(0.3)%

100.0%

Schedule of Investments

AllianzGI Europe Equity Dividend Fund

December 31, 2016 (unaudited)

	Shares	Value*

COMMON STOCK—95.0%

Belgium—0.3%
EVS Broadcast Equipment S.A.	480	$16,775

Finland—2.4%
Nokian Renkaat Oyj	4,160	154,660

France—17.3%
AXA S.A.	11,810	297,716
Coface S.A.	9,390	61,246
SCOR SE	4,445	153,400
SES S.A.	13,386	294,529
Total S.A.	3,910	200,552
Vivendi S.A.	4,970	94,266

		1,101,709

Germany—14.5%
Daimler AG	1,120	83,121
Drillisch AG	3,710	159,358
Freenet AG	7,939	223,122
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen	1,500	283,317
ProSiebenSat.1 Media SE	1,140	43,881
TUI AG	9,530	133,400

		926,199

Italy—1.6%
Atlantia SpA	4,380	102,476

Netherlands—4.5%
ING Groep NV	9,110	128,257
Koninklijke KPN NV	54,530	161,252

		289,509

Norway—5.7%
Statoil ASA	4,820	87,973
Telenor ASA	1,150	17,166
TGS Nopec Geophysical Co. ASA	3,320	73,600
Yara International ASA	4,640	182,533

		361,272

Portugal—0.5%
CTT-Correios de Portugal S.A.	4,740	32,129

Spain—10.6%
Cia de Distribucion Integral Logista Holdings S.A.	10,200	236,019
Enagas S.A.	3,640	92,249
Ferrovial S.A.	9,369	167,089
Iberdrola S.A.	27,140	177,710

		673,067

Sweden—3.5%
Nordea Bank AB	14,720	163,107
Swedbank AB, Class A	2,560	61,682

		224,789

	Shares	Value*
Switzerland—5.9%
Adecco Group AG	810	$52,874
Cembra Money Bank AG (c)	707	51,429
Sunrise Communications Group AG (a)(c)	4,136	271,818

		376,121

United Kingdom—28.2%
Ashmore Group PLC	22,040	76,605
AstraZeneca PLC	2,670	145,803
BP PLC	34,150	213,896
British American Tobacco PLC	1,990	112,784
BT Group PLC	18,030	81,393
Centrica PLC	41,990	120,933
GlaxoSmithKline PLC	8,910	171,147
HSBC Holdings PLC	7,800	62,935
IG Group Holdings PLC	2,689	16,342
Imperial Brands PLC	3,610	157,326
Inmarsat PLC	8,990	83,181
NEX Group PLC	9,085	52,007
Royal Dutch Shell PLC, Class A	11,960	326,216
Tate & Lyle PLC	4,610	40,119
TP ICAP PLC	7,424	39,644
Vodafone Group PLC	40,930	100,724

		1,801,055

Total Common Stock (cost—$6,217,671)		6,059,761

	Principal Amount (000s)

Repurchase Agreements—2.5%
State Street Bank and Trust Co., dated 12/30/16, 0.03%, due 1/3/17, proceeds $161,001; collateralized by U.S. Treasury Bonds, 3.125%, due 2/15/43, valued at $168,126 including accrued interest (cost—$161,000)	$161	161,000

Total Investments (cost—$6,378,671) (b)—97.5%		6,220,761

Other assets less liabilities—2.5%		156,965

Net Assets—100.0%		$6,377,726

Notes to Schedule of Investments:

(a)	144A—Exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, typically only to qualified institutional buyers. Unless otherwise indicated, these securities are not considered to be illiquid.
(b)	Securities with an aggregate value of $5,951,335, representing 93.3% of net assets, were valued utilizing modeling tools provided by a third-party vendor.
(c)	Non-income producing.

Schedule of Investments

AllianzGI Europe Equity Dividend Fund

December 31, 2016 (unaudited) (continued)

The industry classification of portfolio holdings and other assets less liabilities shown as a percentage of net assets were as follows:

Oil, Gas & Consumable Fuels	13.0%
Insurance	12.5%
Diversified Telecommunication Services	9.6%
Wireless Telecommunication Services	7.6%
Media	6.8%
Banks	6.5%
Pharmaceuticals	5.0%
Tobacco	4.2%
Air Freight & Logistics	4.2%
Capital Markets	2.9%
Chemicals	2.9%
Electric Utilities	2.8%
Construction & Engineering	2.6%
Auto Components	2.4%
Hotels, Restaurants & Leisure	2.1%
Multi-Utilities	1.9%
Transportation Infrastructure	1.6%
Gas Utilities	1.4%
Automobiles	1.3%
Energy Equipment & Services	1.2%
Professional Services	0.8%
Consumer Finance	0.8%
Food Products	0.6%
Communications Equipment	0.3%
Repurchase Agreements	2.5%
Other assets less liabilities	2.5%

100.0%

Schedule of Investments

AllianzGI Global Dynamic Allocation Fund

December 31, 2016 (unaudited)

	Shares	Value*

COMMON STOCK—47.9%

Argentina—0.0%
Grupo Financiero Galicia S.A. ADR	1,335	$35,938

Australia—0.6%
Automotive Holdings Group Ltd.	3,630	10,330
Bapcor Ltd.	11,055	47,121
BlueScope Steel Ltd.	14,980	99,558
Breville Group Ltd.	1,323	8,256
Brickworks Ltd.	2,030	19,884
Cochlear Ltd.	655	57,811
CSR Ltd.	21,445	71,297
Downer EDI Ltd.	11,474	50,241
Evolution Mining Ltd.	37,108	55,490
Fortescue Metals Group Ltd.	15,366	64,215
Harvey Norman Holdings Ltd.	30,937	114,629
Investa Office Fund REIT	19,628	66,849
Macquarie Group Ltd.	1,378	86,321
Metcash Ltd. (h)	47,137	77,520
Myer Holdings Ltd.	95,301	94,740
Northern Star Resources Ltd.	18,273	46,703
Qantas Airways Ltd.	12,671	30,354
Regis Resources Ltd.	15,795	33,214
Retail Food Group Ltd.	18,824	95,167
Saracen Mineral Holdings Ltd. (h)	12,327	8,647
Southern Cross Media Group Ltd.	37,800	42,056
St. Barbara Ltd. (h)	16,786	24,254
Star Entertainment Group Ltd.	13,271	49,390
Stockland REIT	800	2,643
Tassal Group Ltd.	13,323	39,853
Vicinity Centres REIT	1,738	3,748
Wesfarmers Ltd.	3,009	91,329
Westpac Banking Corp.	3,245	76,173
WPP AUNZ Ltd.	61,200	53,283

		1,521,076

Austria—0.2%
BUWOG AG (h)	3,484	80,881
Erste Group Bank AG (h)	2,823	82,536
EVN AG	4,031	47,545
Flughafen Wien AG	322	7,932
OMV AG	2,816	99,274
Porr AG	1,204	49,330
Telekom Austria AG (h)	921	5,439
Voestalpine AG	1,604	62,721

		435,658

Belgium—0.1%
D’ieteren S.A.	1,070	47,260
Elia System Operator S.A.	448	23,415
Groupe Bruxelles Lambert S.A.	756	63,339
KBC Group NV	1,521	93,979
Solvay S.A.	775	90,603
Warehouses De Pauw CVA REIT	311	27,763

		346,359

	Shares	Value*
Bermuda—0.3%
Aspen Insurance Holdings Ltd.	1,802	$99,110
DHT Holdings, Inc.	10,227	42,340
Everest Re Group Ltd.	1,263	273,313
Genpact Ltd. (h)	1,410	34,319
Maiden Holdings Ltd.	2,978	51,966
Pou Sheng International Holdings Ltd.	303,000	86,491
Textainer Group Holdings Ltd.	963	7,174

		594,713

Brazil—0.2%
Cia de Saneamento de Minas Gerais—COPASA	3,300	36,963
JBS S.A.	18,300	63,997
MRV Engenharia e Participacoes S.A.	4,500	15,089
Qualicorp S.A.	34,800	205,471
Sao Martinho S.A.	8,200	49,134

		370,654

Canada—2.4%
Aecon Group, Inc.	489	5,554
AG Growth International, Inc.	322	12,596
Alimentation Couche-Tard, Inc., Class B	1,450	65,748
Artis Real Estate Investment Trust REIT	523	4,947
Atco Ltd., Class I	2,338	77,768
Bank of Montreal	4,893	351,929
Bank of Nova Scotia	3,107	173,001
BCE, Inc.	5,452	235,638
Bonavista Energy Corp.	3,032	10,862
Canadian Imperial Bank of Commerce	4,019	327,950
Canadian Real Estate Investment Trust REIT	523	18,035
Canadian Tire Corp., Ltd., Class A	2,414	250,399
Canfor Pulp Products, Inc.	534	4,021
Cascades, Inc.	1,386	12,491
Celestica, Inc. (h)	3,763	44,590
CGI Group, Inc., Class A (h)	1,734	83,223
Chorus Aviation, Inc.	4,609	24,819
Cogeco Communications, Inc.	3,146	155,209
Crescent Point Energy Corp.	346	4,702
Dorel Industries, Inc., Class B	291	8,409
ECN Capital Corp. (h)	1,240	3,048
Enercare, Inc.	3,651	48,511
Entertainment One Ltd.	9,741	27,647
Exchange Income Corp.	3,541	110,108
Fortis, Inc.	4,150	128,149
Genworth MI Canada, Inc.	2,539	63,652
George Weston Ltd.	1,738	147,037
Great-West Lifeco, Inc.	943	24,701
High Liner Foods, Inc.	3,181	47,265
Intact Financial Corp.	345	24,693
Intertape Polymer Group, Inc.	2,706	50,748
Killam Apartment REIT REIT	761	6,767
Kirkland Lake Gold Ltd. (h)	10,446	54,617
Laurentian Bank of Canada	7,772	334,173
Linamar Corp.	4,387	188,497
Loblaw Cos., Ltd.	1,528	80,619

Schedule of Investments

AllianzGI Global Dynamic Allocation Fund

December 31, 2016 (unaudited) (continued)

	Shares	Value*
Lucara Diamond Corp.	22,982	$52,035
Magna International, Inc.	1,835	79,679
Manulife Financial Corp.	5,894	104,961
Martinrea International, Inc.	1,349	8,631
Medical Facilities Corp.	4,942	64,671
Metro, Inc.	4,741	141,808
Milestone Apartments Real Estate Investment Trust	2,736	38,717
National Bank of Canada	2,379	96,620
NorthWest Healthcare Properties Real Estate Investment Trust REIT	1,343	10,203
Open Text Corp.	465	28,718
Power Corp. of Canada	2,594	58,057
Power Financial Corp.	1,577	39,418
Pure Industrial Real Estate Trust REIT	8,947	37,250
Raging River Exploration, Inc. (h)	990	7,786
Rogers Sugar, Inc.	1,566	7,943
Royal Bank of Canada	4,550	307,942
Saputo, Inc.	1,980	70,063
Stantec, Inc.	411	10,383
Sun Life Financial, Inc.	6,531	250,753
Tahoe Resources, Inc.	4,836	45,563
TELUS Corp.	331	10,539
TFI International, Inc.	1,312	34,094
Toronto-Dominion Bank	7,889	389,088
TransCanada Corp.	4,147	186,988
Transcontinental, Inc., Class A	10,902	180,178
Waste Connections, Inc.	834	65,544
WestJet Airlines Ltd.	5,761	98,859

		5,638,614

Chile—0.1%
Cencosud S.A.	36,395	102,155
Enel Chile S.A.	1,543,401	140,792

		242,947

China—1.7%
AAC Technologies Holdings, Inc.	4,900	44,354
Agile Group Holdings Ltd.	87,091	44,217
Agricultural Bank of China Ltd., Class H	117,000	47,750
Air China Ltd., Class H	70,347	44,687
Alibaba Group Holding Ltd. ADR (h)	3,377	296,534
Bank of Chongqing Co., Ltd., Class H	29,000	24,512
Bank of Communications Co., Ltd., Class H	156,039	112,222
Beijing Enterprises Holdings Ltd.	43,000	202,402
BYD Electronic International Co., Ltd.	68,318	53,592
China Communications Construction Co., Ltd., Class H	38,000	43,431
China Communications Services Corp. Ltd., Class H	48,403	30,754
China Construction Bank Corp., Class H	483,064	369,945
China Dongxiang Group Co., Ltd.	43,117	7,769
China Evergrande Group	25,483	15,795
China High Speed Transmission Equipment Group Co., Ltd.	25,120	29,207
China Lumena New Materials Corp. (b)(f)(h)	1,772	34

	Shares	Value*
China Merchants Bank Co., Ltd., Class H	24,844	$57,940
China Mobile Ltd.	1,500	15,815
China Petroleum & Chemical Corp., Class H	411,800	290,017
China Railway Construction Corp., Ltd., Class H	37,516	48,075
China Southern Airlines Co., Ltd., Class H	285,154	147,549
China Zhongwang Holdings Ltd.	114,800	48,673
Chongqing Rural Commercial Bank Co., Ltd., Class H	6,488	3,795
Great Wall Motor Co., Ltd., Class H	44,760	41,521
Guangzhou Automobile Group Co., Ltd., Class H	213,435	257,226
Guangzhou R&F Properties Co., Ltd., Class H	2,881	3,469
Industrial & Commercial Bank of China Ltd., Class H	347,000	206,892
Jiangsu Expressway Co., Ltd., Class H	5,189	6,542
Ju Teng International Holdings Ltd.	4,744	1,461
KWG Property Holding Ltd.	25,906	14,643
Lee & Man Paper Manufacturing Ltd.	48,517	37,411
Longfor Properties Co., Ltd.	10,845	13,717
Minth Group Ltd.	7,315	22,713
NetEase, Inc. ADR	1,318	283,818
Nexteer Automotive Group Ltd.	39,000	46,180
Orient Securities Co., Ltd., Class H (c)(h)	21,600	21,379
Postal Savings Bank of China Co., Ltd., Class H (c)(h)	67,000	36,158
Shanghai Pharmaceuticals Holding Co., Ltd., Class H	39,111	89,263
Shenzhen Expressway Co., Ltd., Class H	64,274	54,755
Sinopec Shanghai Petrochemical Co., Ltd., Class H	133,380	71,993
Sinopharm Group Co., Ltd., Class H	24,721	101,315
Skyworth Digital Holdings Ltd.	145,152	82,348
Tencent Holdings Ltd.	15,281	370,520
Tianneng Power International Ltd.	78,342	71,791
Tong Ren Tang Technologies Co., Ltd., Class H	2,726	5,045
Travelsky Technology Ltd., Class H	47,000	98,502
Yum China Holdings, Inc. (h)	2,047	53,468
Yuzhou Properties Co., Ltd.	420,088	146,150
Zhejiang Expressway Co., Ltd., Class H	24,230	23,067

		4,140,416

Colombia—0.0%
Almacenes Exito S.A.	9,400	46,655
Corp. Financiera Colombiana S.A.	346	4,274

		50,929

Czech Republic—0.0%
Moneta Money Bank AS (c)(h)	20,485	66,051
O2 Czech Republic AS	444	4,493
Philip Morris CR AS	35	17,856

		88,400

Schedule of Investments

AllianzGI Global Dynamic Allocation Fund

December 31, 2016 (unaudited) (continued)

	Shares	Value*
Denmark—0.2%
Danske Bank A/S	5,620	$170,026
Dfds A/S	3,005	137,008
Matas A/S	443	6,043
Schouw & Co. AB	490	36,476
Solar A/S, Class B	111	5,665
Spar Nord Bank A/S	5,473	62,693

		417,911

Finland—0.2%
Atria Oyj	155	1,875
Cramo Oyj	1,938	48,532
Metsa Board Oyj	429	3,059
Neste Oyj	1,826	69,877
Oriola KD Oyj, Class B	700	3,176
Stora Enso Oyj, Class R	8,051	86,121
UPM-Kymmene Oyj	7,055	172,534

		385,174

France—1.9%
Air France-KLM (h)	16,636	90,490
Alten S.A.	525	36,859
APERAM S.A.	51	2,327
Arkema S.A.	2,103	205,570
Atos SE	3,127	329,578
AXA S.A.	12,427	313,270
BNP Paribas S.A.	3,090	196,641
Boiron S.A.	31	2,747
Capgemini S.A.	1,959	165,044
Cegereal S.A. REIT	793	31,479
Cie Generale des Etablissements Michelin	1,311	145,729
CNP Assurances	5,248	97,137
Eiffage S.A.	2,926	203,800
Faurecia	2,499	96,794
IPSOS	1,502	47,187
MGI Coutier	1,474	44,186
Nexity S.A. (h)	654	30,589
Orange S.A.	16,230	246,111
Peugeot S.A. (h)	7,269	118,391
Rallye S.A.	2,470	47,893
Renault S.A.	1,493	132,603
Rubis SCA	40	3,294
Sanofi	3,796	306,964
SCOR SE	1,702	58,737
SEB S.A.	425	57,600
Societe Generale S.A.	2,975	146,331
Sodexo S.A.	708	81,384
Teleperformance	1,402	140,559
Thales S.A.	1,754	169,929
Total S.A.	13,008	667,208
Ubisoft Entertainment S.A. (h)	112	3,980
Valeo S.A.	2,236	128,364
Vinci S.A.	2,692	183,122

		4,531,897

	Shares	Value*
Germany—1.2%
BASF SE	1,386	$128,450
Bayer AG	3,334	347,348
Bayerische Motoren Werke AG	1,321	123,033
Bechtle AG	309	32,129
Daimler AG	2,072	153,775
Deutsche Lufthansa AG	7,343	94,657
Deutsche Post AG	5,407	177,323
Deutsche Telekom AG	6,842	117,390
Fresenius SE & Co. KGaA	568	44,310
Hannover Rueck SE	1,381	149,186
Indus Holding AG	732	39,703
KION Group AG	549	30,481
Merck KGaA	829	86,316
METRO AG	4,100	136,272
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen	627	118,426
Rheinmetall AG	734	49,259
Rhoen Klinikum AG	883	23,835
Siemens AG	3,801	465,394
Sixt SE	37	1,982
Software AG	1,386	50,233
STADA Arzneimittel AG	1,575	81,367
Takkt AG	2,084	47,092
Talanx AG (h)	6,243	208,510
TLG Immobilien AG	467	8,791
Uniper SE (h)	6,923	95,291
WCM Beteiligungs & Grundbesitz AG (h)	1,866	5,114

		2,815,667

Greece—0.1%
FF Group (h)	3,840	77,659
JUMBO S.A.	6,391	101,264
Motor Oil Hellas Corinth Refineries S.A.	3,327	45,853

		224,776

Hong Kong—0.3%
Cathay Pacific Airways Ltd.	1,543	2,025
CK Hutchison Holdings Ltd.	1,297	14,641
CLP Holdings Ltd.	26,281	241,020
Dah Sing Banking Group Ltd.	1,623	2,975
Dah Sing Financial Holdings Ltd.	8,240	55,629
EVA Precision Industrial Holdings Ltd.	20,236	2,236
Fairwood Holdings Ltd.	3,500	12,776
Hang Seng Bank Ltd.	900	16,690
IT Ltd.	52,000	20,678
Kerry Properties Ltd.	1,243	3,361
Link REIT	6,492	42,088
Swire Pacific Ltd., Class A	5,156	49,063
WH Group Ltd. (c)	221,500	178,550
Xinyi Glass Holdings Ltd. (h)	92,292	75,188
XTEP International Holdings Ltd.	7,651	3,194
Yue Yuen Industrial Holdings Ltd.	698	2,530

		722,644

Schedule of Investments

AllianzGI Global Dynamic Allocation Fund

December 31, 2016 (unaudited) (continued)

	Shares	Value*
Hungary—0.0%
Magyar Telekom Telecommunications PLC	9,493	$16,083
MOL Hungarian Oil & Gas PLC	928	65,072
Richter Gedeon Nyrt	1,358	28,684

		109,839

India—0.1%
Tata Motors Ltd. ADR	5,278	181,510

Indonesia—0.3%
Bank Danamon Indonesia Tbk PT	213,900	58,833
Bank Negara Indonesia Persero Tbk PT	504,955	206,153
Indofood CBP Sukses Makmur Tbk PT	118,982	75,523
Indofood Sukses Makmur Tbk PT	115,479	67,634
Telekomunikasi Indonesia Persero Tbk PT	1,121,606	329,968

		738,111

Ireland—0.3%
Beazley PLC	4,784	22,866
Irish Residential Properties REIT PLC	5,191	6,393
Johnson Controls International PLC	10,444	430,188
Medtronic PLC	3,119	222,167
Origin Enterprises PLC	2,219	14,438
Smurfit Kappa Group PLC	4,238	97,060

		793,112

Israel—0.2%
Bank Hapoalim BM	13,914	82,587
Bank Leumi Le-Israel BM (h)	7,134	29,318
El Al Israel Airlines	64,772	42,832
Elbit Systems Ltd.	285	28,790
Israel Corp., Ltd. (h)	593	98,040
Israel Discount Bank Ltd., Class A (h)	11,964	24,829
Mizrahi Tefahot Bank Ltd.	3,079	44,968
Nice Ltd.	1,504	103,193
Plus500 Ltd.	10,817	51,257

		505,814

Italy—0.4%
ACEA SpA	3,887	47,170
Enav SpA (c)(h)	13,576	46,849
Enel SpA	32,176	141,436
Fila SpA	543	7,762
Intesa Sanpaolo SpA	54,722	138,619
Iren SpA	30,861	50,548
Mediobanca SpA	3,142	25,649
OVS SpA (c)	9,099	45,704
Poste Italiane SpA (c)	29,629	196,647
Recordati SpA	4,274	121,114
Societa Iniziative Autostradali e Servizi SpA	1,209	10,308
Unipol Gruppo Finanziario SpA	15,252	54,844

		886,650

	Shares	Value*
Japan—3.4%
Adastria Co., Ltd.	1,800	$46,572
ADEKA Corp.	26	353
Aida Engineering Ltd.	142	1,343
Alpen Co., Ltd.	385	6,901
ANA Holdings, Inc.	39,457	106,140
Aoyama Trading Co., Ltd.	911	31,657
Astellas Pharma, Inc.	10,792	149,721
Bandai Namco Holdings, Inc.	1,400	38,535
BML, Inc.	1,795	42,734
Canon, Inc.	1,410	39,709
Capcom Co., Ltd.	1,948	45,727
Concordia Financial Group Ltd.	15,486	74,521
Daiichi Sankyo Co., Ltd.	3,047	62,217
Daito Pharmaceutical Co., Ltd.	152	2,923
Daito Trust Construction Co., Ltd.	1,105	166,123
Daiwa House Industry Co., Ltd.	1,954	53,286
DCM Holdings Co., Ltd.	3,825	33,945
Doshisha Co., Ltd.	385	6,905
Doutor Nichires Holdings Co., Ltd.	651	11,956
DTS Corp.	399	8,487
Dydo Drinco, Inc.	326	16,944
EDION Corp.	1,673	15,667
Exedy Corp.	174	4,887
Foster Electric Co., Ltd.	2,400	45,214
Fuji Media Holdings, Inc.	2,295	32,106
Fuji Oil Holdings, Inc.	1,916	37,581
Fuji Soft, Inc.	272	6,443
FUJIFILM Holdings Corp.	2,921	110,606
Fukuyama Transporting Co., Ltd.	2,726	15,445
Geo Holdings Corp.	1,536	17,855
Hankyu Hanshin Holdings, Inc.	1,670	53,475
Heiwa Corp.	1,403	32,053
Hogy Medical Co., Ltd.	139	8,560
Honeys Co., Ltd.	39	406
Idemitsu Kosan Co., Ltd.	3,171	84,112
Iida Group Holdings Co., Ltd.	5,200	98,578
ITOCHU Corp.	19,977	264,511
Japan Airlines Co., Ltd.	7,237	211,181
Kagome Co., Ltd.	1,800	44,956
Kajima Corp.	11,000	75,978
Kato Sangyo Co., Ltd.	146	3,413
KOMEDA Holdings Co., Ltd. (h)	900	14,043
Kyowa Exeo Corp.	2,900	41,657
LaSalle Logiport REIT REIT	24	22,716
Maeda Corp.	10,943	95,181
Marubeni Corp.	36,600	207,012
Matsumotokiyoshi Holdings Co., Ltd.	1,214	59,724
Mazda Motor Corp.	12,300	200,293
Mitsubishi Chemical Holdings Corp.	14,206	91,851
Mitsubishi Corp.	12,200	259,111
Mitsubishi Gas Chemical Co., Inc.	271	4,618
Mitsubishi Shokuhin Co., Ltd.	259	7,686
Mitsubishi Tanabe Pharma Corp.	6,286	123,079

Schedule of Investments

AllianzGI Global Dynamic Allocation Fund

December 31, 2016 (unaudited) (continued)

	Shares	Value*
Mitsubishi UFJ Financial Group, Inc.	84,385	$520,429
$Mitsuboshi Belting Ltd.	142	1,208
Mitsui & Co., Ltd.	17,400	238,420
Mitsui Engineering & Shipbuilding Co., Ltd.	34,000	52,577
Mizuho Financial Group, Inc.	47,975	86,093
NEC Networks & System Integration Corp.	765	13,792
Nichias Corp.	1,396	13,429
Nifco, Inc.	146	7,693
Nihon Unisys Ltd.	2,921	36,667
Nippon Flour Mills Co., Ltd.	898	12,463
Nippon Paper Industries Co., Ltd.	5,672	95,828
NIPPON REIT Investment Corp. REIT	10	24,380
Nippon Telegraph & Telephone Corp.	10,808	454,964
Nissan Motor Co., Ltd.	31,459	315,570
Nisshin Oillio Group Ltd.	1,462	6,715
Nomura Real Estate Holdings, Inc.	3,157	53,574
NTT Data Corp.	1,543	74,545
NTT DOCOMO, Inc.	10,743	244,352
NuFlare Technology, Inc.	900	54,563
Obayashi Corp.	2,927	27,945
Okamura Corp.	1,031	9,246
ORIX Corp.	26,501	412,468
Pacific Industrial Co., Ltd.	224	2,843
Paramount Bed Holdings Co., Ltd.	1,331	53,172
Prima Meat Packers Ltd.	1,462	5,194
Raito Kogyo Co., Ltd.	10,626	108,848
Recruit Holdings Co., Ltd.	1,300	52,099
Rengo Co., Ltd.	7,871	42,743
Right On Co., Ltd.	1,157	9,944
S Foods, Inc.	972	25,189
Sakata INX Corp.	898	11,065
Sanyo Chemical Industries Ltd.	139	5,924
Sanyo Special Steel Co., Ltd.	914	4,311
Sapporo Holdings Ltd.	2,660	68,341
Sawai Pharmaceutical Co., Ltd.	525	28,142
SCREEN Holdings Co., Ltd.	1,211	74,850
Sekisui House Ltd.	9,423	156,557
Senko Co., Ltd.	1,796	12,100
Shiga Bank Ltd.	1,396	7,587
SKY Perfect JSAT Holdings, Inc.	10,000	45,943
Sojitz Corp.	26,484	64,122
Sompo Holdings, Inc.	2,185	73,790
Stella Chemifa Corp.	911	24,260
Sumitomo Dainippon Pharma Co., Ltd.	3,368	57,810
Sumitomo Forestry Co., Ltd.	4,480	59,169
Sumitomo Mitsui Trust Holdings, Inc.	2,385	85,332
Sumitomo Osaka Cement Co., Ltd.	10,972	41,341
Taisho Pharmaceutical Holdings Co., Ltd.	200	16,580
Takasago Thermal Engineering Co., Ltd.	397	5,100
Takeda Pharmaceutical Co., Ltd.	1,543	64,013
Tokyo Electron Ltd.	300	28,215
Tokyo Seimitsu Co., Ltd.	1,600	47,304
Toppan Printing Co., Ltd.	5,321	50,737
Toray Industries, Inc.	3,726	30,089

	Shares	Value*
Toshiba Plant Systems & Services Corp.	2,000	$26,310
Towa Pharmaceutical Co., Ltd.	138	5,401
Toyo Construction Co., Ltd.	911	3,187
Toyota Motor Corp.	4,151	243,367
Tv Tokyo Holdings Corp.	266	5,265
Ulvac, Inc.	205	6,258
Unipres Corp.	317	6,294
Wacoal Holdings Corp.	1,396	16,252
West Japan Railway Co.	2,666	163,308
Yokohama Rubber Co., Ltd.	5,697	101,835
Yorozu Corp.	259	3,717
Yoshinoya Holdings Co., Ltd.	2,175	29,818
Yurtec Corp.	132	894

		7,968,238

Korea (Republic of)—1.3%
CJ Hellovision Co., Ltd.	889	6,892
Daekyo Co., Ltd.	777	5,230
Easy Bio, Inc.	4,624	23,461
Hankook Tire Co., Ltd.	1,763	84,757
Hansol Paper Co., Ltd.	477	7,778
Hanwha Chemical Corp.	8,699	177,329
Hyosung Corp.	492	59,144
Hyundai Engineering Plastics Co., Ltd.	864	6,687
Hyundai Mipo Dockyard Co., Ltd. (h)	593	32,961
Hyundai Mobis Co., Ltd.	501	109,380
Hyundai Motor Co.	750	90,478
KB Financial Group, Inc.	3,536	124,960
KB Insurance Co., Ltd.	1,483	32,080
KC Tech Co., Ltd.	174	2,313
Kia Motors Corp.	3,057	99,220
Korea Electric Power Corp.	3,246	118,408
Korea Gas Corp.	684	27,451
Korea Petrochemical Ind Co., Ltd.	502	114,250
KT Corp.	221	5,377
KT&G Corp.	2,293	191,809
Kukdo Chemical Co., Ltd.	130	5,909
LG Corp.	1,456	72,288
LG Display Co., Ltd.	1,180	30,616
LG Electronics, Inc.	1,262	53,878
Lotte Chemical Corp.	245	74,662
LS Corp.	2,109	103,460
Macquarie Korea Infrastructure Fund	3,073	20,736
POSCO	1,041	221,020
S-Oil Corp.	1,302	91,128
Samjin Pharmaceutical Co., Ltd.	530	15,209
Samsung Electronics Co., Ltd.	145	215,805
Samsung Electronics Co., Ltd. GDR	857	640,179
Samyang Holdings Corp.	89	8,793
SK Innovation Co., Ltd.	1,680	203,310
Tongyang Life Insurance Co., Ltd.	3,423	35,909
Ubiquoss, Inc.	583	5,227
Woori Bank	7,482	78,851

		3,196,945

Schedule of Investments

AllianzGI Global Dynamic Allocation Fund

December 31, 2016 (unaudited) (continued)

	Shares	Value*
Luxembourg—0.0%
RTL Group S.A.	698	$51,138

Malaysia—0.2%
AirAsia Bhd.	154,400	78,818
CIMB Group Holdings Bhd.	99,200	99,475
KNM Group Bhd. (h)	31,700	2,393
Maxis Bhd.	3,200	4,259
MISC Bhd.	43,900	71,927
Supermax Corp. Bhd.	20,100	9,455
Tenaga Nasional Bhd.	82,500	255,436

		521,763

Mexico—0.1%
Alfa S.A.B de C.V., Class A	32,519	40,253
Grupo Aeroportuario del Pacifico S.A.B de C.V. ADR	47	3,879
Grupo Lala S.A.B de C.V.	4,496	6,539
Industrias Bachoco S.A.B de C.V. ADR	2,004	98,236

		148,907

Morocco—0.0%
Douja Promotion Groupe Addoha S.A.	14,722	62,441
Maroc Telecom	747	10,468

		72,909

Netherlands—0.4%
Accell Group	1,814	41,811
AerCap Holdings NV (h)	2,762	114,927
ASR Nederland NV (h)	4,064	96,592
BE Semiconductor Industries NV	1,392	46,303
ING Groep NV	22,635	318,672
Koninklijke Ahold Delhaize NV	3,620	76,248
NN Group NV	4,438	150,238
Philips Lighting NV (c)(h)	1,865	45,939
Vastned Retail NV REIT	232	9,002

		899,732

New Zealand—0.2%
Air New Zealand Ltd.	96,568	147,065
Arvida Group Ltd.	9,216	8,067
Auckland International Airport Ltd.	11,498	49,873
Fonterra Co-operative Group Ltd. UNIT	2,607	10,865
Kiwi Property Group Ltd.	1,458	1,403
Metlifecare Ltd.	25,550	98,510
Summerset Group Holdings Ltd.	18,270	59,364
Tourism Holdings Ltd.	3,164	8,133

		383,280

Norway—0.4%
Austevoll Seafood ASA	5,188	50,272
Avance Gas Holding Ltd. (c)	97	297
Bakkafrost P/F	2,733	108,406
Gjensidige Forsikring ASA	1,492	23,654
Leroy Seafood Group ASA	627	34,907
Marine Harvest ASA (h)	5,368	97,056
Orkla ASA	28,110	254,360
Salmar ASA	4,015	119,891

	Shares	Value*
Sparebank 1 Nord Norge	7,721	$46,718
SpareBank 1 SMN	10,672	80,021
Stolt-Nielsen Ltd.	2,374	29,141
Telenor ASA	195	2,911
Veidekke ASA	3,203	45,768

		893,402

Peru—0.0%
Cia de Minas Buenaventura SAA ADR	9,681	109,202

Philippines—0.1%
Aboitiz Equity Ventures, Inc.	4,940	7,036
BDO Unibank, Inc.	3,040	6,851
Globe Telecom, Inc.	1,025	31,083
Security Bank Corp.	23,930	91,396

		136,366

Poland—0.0%
Asseco Poland S.A.	501	6,458
Ciech S.A.	570	7,943
Polski Koncern Naftowy Orlen S.A.	2,278	46,393

		60,794

Portugal—0.0%
Jeronimo Martins SGPS S.A.	2,169	33,640

Russian Federation—0.0%
Magnitogorsk Iron & Steel OJSC GDR	3,859	26,936
PhosAgro PJSC GDR	1,266	19,306
Sistema PJSC FC GDR	3,465	31,185
Surgutneftegas OJSC ADR	669	3,373

		80,800

Singapore—0.5%
Accordia Golf Trust UNIT	176,900	76,958
BOC Aviation Ltd. (c)	5,400	26,456
Broadcom Ltd.	2,378	420,359
DBS Group Holdings Ltd.	17,600	209,983
Fortune REIT	11,000	12,629
Frasers Logistics & Industrial Trust REIT	37,400	23,868
Japfa Ltd.	82,400	51,389
Jardine Cycle & Carriage Ltd.	3,600	102,240
Keppel DC REIT REIT	13,600	11,107
Mapletree Industrial Trust REIT	9,000	10,224
QAF Ltd.	30,000	28,796
SATS Ltd.	22,000	73,680
Sheng Siong Group Ltd.	23,700	15,450
Singapore Airlines Ltd.	27,000	179,871
Sino Grandness Food Industry Group Ltd.	25,900	4,266
Venture Corp., Ltd.	6,700	45,635

		1,292,911

South Africa—0.2%
Gold Fields Ltd.	28,723	86,865
Harmony Gold Mining Co., Ltd.	9,724	21,106
Murray & Roberts Holdings Ltd.	57,481	48,216
Sappi Ltd. (h)	14,965	97,625
Sibanye Gold Ltd. ADR	7,122	50,281

Schedule of Investments

AllianzGI Global Dynamic Allocation Fund

December 31, 2016 (unaudited) (continued)

	Shares	Value*
SPAR Group Ltd.	2,283	$33,010
Super Group Ltd. (h)	14,549	40,923
Tsogo Sun Holdings Ltd.	8,257	16,563

		394,589

Spain—0.4%
ACS Actividades de Construccion y Servicios S.A.	3,959	124,937
Amadeus IT Group S.A.	3,472	157,470
Axiare Patrimonio SOCIMI S.A. REIT	221	3,215
Bankinter S.A.	13,602	105,191
Ebro Foods S.A.	4,741	99,220
Faes Farma S.A.	13,210	46,639
Lar Espana Real Estate Socimi S.A. REIT	137	1,014
Repsol S.A.	14,752	207,312
Telefonica S.A.	18,951	174,962

		919,960

Sweden—0.3%
Bilia AB Class A	3,787	86,896
BillerudKorsnas AB	199	3,333
Bure Equity AB	4,293	48,669
Castellum AB	6,718	92,037
Cloetta AB, Class B	2,397	7,551
Granges AB	4,908	46,247
Holmen AB, Class B	2,215	79,290
Humana AB (h)	7,628	60,074
Klovern AB, Class B	45,445	47,563
Loomis AB, Class B	1,195	35,483
Peab AB	211	1,670
Scandic Hotels Group AB (c)(h)	5,709	47,906
Svenska Cellulosa AB SCA, Class B	2,664	74,982

		631,701

Switzerland—0.7%
Bachem Holding AG, Class B	326	28,909
Baloise Holding AG	473	59,520
Banque Cantonale Vaudoise	29	18,359
Bell AG	131	56,419
BKW AG	2,086	100,889
Bobst Group S.A.	1,436	99,842
Cembra Money Bank AG (h)	50	3,637
Chubb Ltd.	2,814	371,786
Emmi AG (h)	21	12,697
Garmin Ltd.	1,401	67,935
Georg Fischer AG	157	128,398
Intershop Holding AG	17	8,364
Komax Holding AG	100	24,673
Kudelski S.A. (h)	3,234	55,973
Lonza Group AG (h)	656	113,376
Nestle S.A.	1,053	75,434
Partners Group Holding AG	147	68,816
Schweiter Technologies AG	8	9,035
Siegfried Holding AG (h)	47	9,824
Swiss Life Holding AG (h)	226	63,840
Swiss Prime Site AG (h)	1,061	86,818
Swiss Re AG	2,638	249,589
Valora Holding AG	75	21,304

		1,735,437

	Shares	Value*
Taiwan—0.8%
Accton Technology Corp.	28,000	$43,883
Arcadyan Technology Corp.	9,000	15,871
Asia Vital Components Co., Ltd.	12,000	9,312
Chang Hwa Commercial Bank Ltd.	14,000	7,431
Cheng Uei Precision Industry Co., Ltd.	5,000	5,666
Chin-Poon Industrial Co., Ltd.	7,000	13,134
China Airlines Ltd.	56,000	16,126
China Metal Products	8,000	7,898
China Motor Corp.	10,000	8,123
Chunghwa Telecom Co., Ltd.	69,000	216,665
Compeq Manufacturing Co., Ltd.	154,000	74,018
Elite Material Co., Ltd.	15,000	41,707
Eva Airways Corp.	102,000	45,953
Farglory Land Development Co., Ltd.	18,000	20,585
First Financial Holding Co., Ltd.	108,000	57,500
Formosa Petrochemical Corp.	41,000	141,883
Formosa Plastics Corp.	9,000	24,809
Getac Technology Corp.	18,000	21,146
Gintech Energy Corp. (h)	6,000	3,579
Grape King Bio Ltd.	2,000	11,608
Hon Hai Precision Industry Co., Ltd.	60,000	156,065
Hua Nan Financial Holdings Co., Ltd.	16,000	8,045
King Yuan Electronics Co., Ltd.	28,000	21,822
Kinsus Interconnect Technology Corp.	6,000	13,189
Lite-On Technology Corp.	39,000	58,650
Micro-Star International Co., Ltd.	41,000	93,037
Powertech Technology, Inc.	52,000	139,542
Sercomm Corp.	11,000	26,187
Shin Zu Shing Co., Ltd.	3,000	7,661
Sinbon Electronics Co., Ltd.	13,000	28,279
Sitronix Technology Corp.	3,000	9,509
Taiwan Business Bank	79,000	19,940
Taiwan Hon Chuan Enterprise Co., Ltd.	5,000	8,176
Taiwan Semiconductor Manufacturing Co., Ltd.	98,000	548,923
TXC Corp.	15,000	18,907
Wistron NeWeb Corp.	5,000	13,338
WT Microelectronics Co., Ltd.	6,000	7,979
Yageo Corp.	3,000	5,455

		1,971,601

Thailand—0.3%
Bangkok Bank PCL	31,800	141,839
Charoen Pokphand Foods PCL	72,000	59,164
IRPC PCL (f)	182,300	24,382
Kiatnakin Bank PCL (f)	56,200	92,224
PTT Global Chemical PCL (f)	47,100	82,576
Siam Cement PCL	14,100	195,698
Sri Trang Agro-Industry PCL (f)	8,200	5,251
Thai Oil PCL (f)	14,800	29,816

		630,950

Turkey—0.3%
Akbank TAS	47,358	104,835
Arcelik AS	16,508	99,148
Cimsa Cimento Sanayi VE Ticaret AS	5,739	25,679
Dogus Otomotiv Servis ve Ticaret AS	909	2,259

Schedule of Investments

AllianzGI Global Dynamic Allocation Fund

December 31, 2016 (unaudited) (continued)

	Shares	Value*
Emlak Konut Gayrimenkul Yatirim Ortakligi AS REIT	125,337	$106,151
Eregli Demir ve Celik Fabrikalari TAS	39,100	56,888
Haci Omer Sabanci Holding AS	31,564	81,711
Tekfen Holding AS	25,570	46,810
Tofas Turk Otomobil Fabrikasi AS	3,185	22,222
Tupras Turkiye Petrol Rafinerileri AS	58	1,162
Turk Hava Yollari AO (h)	38,508	54,627
Turkiye Vakiflar Bankasi Tao	39,830	49,023

		650,515

United Kingdom—2.6%
3i Group PLC	10,440	90,310
Anglo American PLC (h)	17,044	240,812
Ashtead Group PLC	1,876	36,470
Assura PLC REIT	9,065	6,401
Bellway PLC	2,973	90,625
Berkeley Group Holdings PLC	1,337	46,218
British American Tobacco PLC	9,724	551,111
Burford Capital Ltd.	1,427	10,068
Carillion PLC	16,780	48,688
Carnival PLC	4,124	208,961
Centamin PLC	16,504	27,936
Compass Group PLC	20,328	375,693
Diageo PLC	8,860	229,915
DS Smith PLC	16,448	82,595
e2v technologies PLC	1,537	5,171
easyJet PLC	6,546	80,970
Firstgroup PLC (h)	69,732	88,888
Galliford Try PLC	4,258	67,728
Gamma Communications PLC	2,555	14,689
GlaxoSmithKline PLC	18,528	355,895
Greene King PLC	4,624	39,733
Greggs PLC	3,400	40,540
Hostelworld Group PLC (c)	1,987	5,479
HSBC Holdings PLC	4,245	34,251
IG Group Holdings PLC	7,761	47,167
Imperial Brands PLC	8,367	364,638
Informa PLC	20,221	169,375
Intermediate Capital Group PLC	4,082	35,144
International Consolidated Airlines Group S.A.	17,977	97,407
International Game Technology PLC	2,490	63,545
Interserve PLC	5,740	24,175
J Sainsbury PLC	28,329	87,068
Johnson Service Group PLC	5,867	8,297
Keller Group PLC	10,441	109,013
Marston’s PLC	5,162	8,667
Micro Focus International PLC	175	4,700
Mitie Group PLC	29,603	81,741
National Express Group PLC	31,785	138,510
Northgate PLC	9,796	59,531
Novae Group PLC	676	5,728
Paragon Group of Cos. PLC	5,161	26,299
Pendragon PLC	104,200	40,130
Primary Health Properties PLC REIT	4,727	6,481
RELX PLC	7,537	134,313

	Shares	Value*
Royal Dutch Shell PLC, Class A	9,190	$250,662
Royal Dutch Shell PLC, Class B	25,148	722,550
Royal Mail PLC	12,103	68,798
RSA Insurance Group PLC	2,453	17,689
Shire PLC	4,418	252,264
Tate & Lyle PLC	12,907	112,325
Taylor Wimpey PLC	40,190	75,802
Trinity Mirror PLC	3,803	4,971
Virgin Money Holdings UK PLC	906	3,380
Wizz Air Holdings PLC (c)(h)	349	7,700
WPP PLC	16,147	359,326

		6,166,543

United States—24.9%
AbbVie, Inc.	8,846	553,937
Accenture PLC, Class A	1,230	144,070
ACCO Brands Corp. (h)	5,102	66,581
Activision Blizzard, Inc.	12,557	453,433
Adeptus Health, Inc., Class A (h)	107	818
Advanced Energy Industries, Inc. (h)	1,225	67,069
AEP Industries, Inc.	790	91,719
Aetna, Inc.	2,957	366,698
Aflac, Inc.	3,899	271,370
AG Mortgage Investment Trust, Inc. REIT	5,201	88,989
AGNC Investment Corp. REIT	11,764	213,281
Agree Realty Corp. REIT	822	37,853
Air Lease Corp.	2,180	74,839
Air Methods Corp. (h)	163	5,192
Aircastle Ltd.	3,379	70,452
Alaska Air Group, Inc.	3,361	298,222
Alere, Inc. (h)	968	37,723
Align Technology, Inc. (h)	595	57,197
Allscripts Healthcare Solutions, Inc. (h)	8,992	91,808
Allstate Corp.	964	71,452
Ally Financial, Inc.	3,701	70,393
Alphabet, Inc., Class A (h)	691	547,583
Alphabet, Inc., Class C (h)	692	534,099
Altria Group, Inc.	12,996	878,790
AMAG Pharmaceuticals, Inc. (h)	2,642	91,942
Amazon.com, Inc. (h)	605	453,671
Amdocs Ltd.	4,023	234,340
Ameren Corp.	654	34,309
American Eagle Outfitters, Inc.	4,467	67,764
American Electric Power Co., Inc.	3,805	239,563
American Financial Group, Inc.	2,994	263,831
American Outdoor Brands Corp. (h)	2,116	44,605
American Public Education, Inc. (h)	293	7,193
AmerisourceBergen Corp.	3,606	281,953
Amgen, Inc.	4,613	674,467
AMN Healthcare Services, Inc. (h)	1,419	54,561
AngioDynamics, Inc. (h)	1,997	33,689
Annaly Capital Management, Inc. REIT	28,707	286,209
Anthem, Inc.	2,068	297,316
Anworth Mortgage Asset Corp. REIT	9,736	50,335
AO Smith Corp.	162	7,671
Apollo Commercial Real Estate Finance, Inc. REIT	4,976	82,701

Schedule of Investments

AllianzGI Global Dynamic Allocation Fund

December 31, 2016 (unaudited) (continued)

	Shares	Value*
Apollo Investment Corp.	906	$5,309
Apple, Inc.	7,430	860,543
Applied Materials, Inc.	8,216	265,130
Archer-Daniels-Midland Co.	5,473	249,842
Ares Commercial Real Estate Corp. REIT	4,087	56,115
ARMOUR Residential REIT, Inc. REIT	3,264	70,796
Arrow Electronics, Inc. (h)	1,380	98,394
AT&T, Inc.	30,527	1,298,313
Atmos Energy Corp.	836	61,989
Atwood Oceanics, Inc.	489	6,421
Automatic Data Processing, Inc.	2,037	209,363
AutoZone, Inc. (h)	238	187,970
AvalonBay Communities, Inc.	185	32,773
Avery Dennison Corp.	113	7,935
AVX Corp.	1,003	15,677
Axis Capital Holdings Ltd.	2,004	130,801
Banc of California, Inc.	3,329	57,758
Bank of America Corp.	13,501	298,372
Baxter International, Inc.	6,557	290,737
Becton Dickinson and Co.	1,115	184,588
Bemis Co., Inc.	10	478
Berkshire Hathaway, Inc., Class B (h)	2,448	398,975
BGC Partners, Inc., Class A	10,900	111,507
Big Lots, Inc.	1,054	52,921
Blackstone Mortgage Trust, Inc., Class A REIT	1,589	47,781
Booz Allen Hamilton Holding Corp.	2,779	100,239
Boston Scientific Corp. (h)	7,645	165,361
Briggs & Stratton Corp.	1,364	30,363
Brixmor Property Group, Inc. REIT	256	6,252
Brocade Communications Systems, Inc.	17,462	218,100
Builders FirstSource, Inc. (h)	442	4,849
CA, Inc.	7,679	243,962
CACI International, Inc., Class A (h)	537	66,749
Cadence Design Systems, Inc. (h)	364	9,180
Cambrex Corp. (h)	115	6,204
Capital One Financial Corp.	1,383	120,653
Capitol Federal Financial, Inc.	2,995	49,298
Capstead Mortgage Corp. REIT	3,269	33,311
Cardinal Health, Inc.	1,118	80,462
CareTrust REIT, Inc. REIT	2,720	41,670
Carlisle Cos., Inc.	1,632	179,993
Carriage Services, Inc.	425	12,172
Cavium, Inc. (h)	83	5,183
CDW Corp.	1,867	97,252
Centene Corp. (h)	672	37,975
CenterPoint Energy, Inc.	3,786	93,287
CenterState Banks, Inc.	2,053	51,674
Central Garden & Pet Co., Class A (h)	823	25,431
CenturyLink, Inc.	8,021	190,739
Charles River Laboratories International, Inc. (h)	958	72,990
Chemical Financial Corp.	1,161	62,891
Chevron Corp.	5,322	626,399
Chimera Investment Corp. REIT	6,073	103,363
Cigna Corp.	1,231	164,203

	Shares	Value*
Cincinnati Financial Corp.	1,127	$85,370
Cirrus Logic, Inc. (h)	1,660	93,856
Cisco Systems, Inc.	22,072	667,016
Citigroup, Inc.	11,068	657,771
Citrix Systems, Inc. (h)	1,778	158,793
Clorox Co.	1,884	226,118
CME Group, Inc.	795	91,703
CMS Energy Corp.	1,791	74,541
CNA Financial Corp.	1,304	54,116
Coherent, Inc. (h)	503	69,105
Colgate-Palmolive Co.	990	64,786
Columbus McKinnon Corp.	242	6,544
Comcast Corp., Class A	7,490	517,185
Commercial Metals Co.	336	7,318
Computer Sciences Corp.	970	57,637
Consolidated Edison, Inc.	7,290	537,127
Convergys Corp.	8,038	197,413
Cooper Cos., Inc.	778	136,096
Cooper-Standard Holdings, Inc. (h)	545	56,342
Copa Holdings S.A., Class A	310	28,157
Corning, Inc.	11,102	269,446
CR Bard, Inc.	393	88,291
Cracker Barrel Old Country Store, Inc.	205	34,231
Crane Co.	585	42,190
CSX Corp.	4,900	176,057
CVS Health Corp.	2,605	205,561
CYS Investments, Inc. REIT	9,316	72,013
Danaher Corp.	3,911	304,432
Darden Restaurants, Inc.	2,341	170,238
DaVita, Inc. (h)	167	10,721
Dean Foods Co.	4,190	91,258
Dell Technologies, Inc., Class V (h)	519	28,529
Delta Air Lines, Inc.	1,842	90,608
Deluxe Corp.	1,666	119,302
Dick’s Sporting Goods, Inc.	1,836	97,492
Dime Community Bancshares, Inc.	279	5,608
DineEquity, Inc.	424	32,648
Dominion Resources, Inc.	60	4,595
Domino’s Pizza, Inc.	357	56,849
Dow Chemical Co.	5,277	301,950
DR Horton, Inc.	1,844	50,397
Dr. Pepper Snapple Group, Inc.	1,652	149,787
DTE Energy Co.	1,183	116,537
Duke Energy Corp.	3,615	280,596
DuPont Fabros Technology, Inc.	1,866	81,973
Dynex Capital, Inc. REIT	4,936	33,664
E*TRADE Financial Corp. (h)	2,028	70,270
EarthLink Holdings Corp.	1,802	10,163
Eastman Chemical Co.	2,409	181,181
Edison International	708	50,969
Electronic Arts, Inc. (h)	562	44,263
Energizer Holdings, Inc.	1,046	46,662
Ennis, Inc.	1,258	21,826
Ensign Group, Inc.	368	8,173
Entergy Corp.	2,408	176,916
Enterprise Financial Services Corp.	1,061	45,623

Schedule of Investments

AllianzGI Global Dynamic Allocation Fund

December 31, 2016 (unaudited) (continued)

	Shares	Value*
Equinix, Inc.	7	$2,502
Equity LifeStyle Properties, Inc. REIT	797	57,464
Ethan Allen Interiors, Inc.	257	9,470
Euronet Worldwide, Inc. (h)	692	50,122
Exelon Corp.	7,691	272,954
Express Scripts Holding Co. (h)	1,330	91,491
Express, Inc. (h)	2,870	30,881
Exxon Mobil Corp.	8,900	803,314
Facebook, Inc., Class A (h)	7,506	863,565
Federal Agricultural Mortgage Corp., Class C	128	7,331
Fidelity & Guaranty Life	1,465	34,721
Fidelity National Information Services, Inc.	2,478	187,436
First American Financial Corp.	1,900	69,597
First Busey Corp.	355	10,927
First Merchants Corp.	156	5,873
First NBC Bank Holding Co. (h)	1,041	7,599
FirstEnergy Corp.	6,334	196,164
Flex Ltd. (h)	6,674	95,905
Foot Locker, Inc.	2,445	173,326
Ford Motor Co.	14,448	175,254
Fresh Del Monte Produce, Inc.	1,362	82,578
GameStop Corp., Class A	303	7,654
General Electric Co.	13,943	440,599
General Mills, Inc.	4,308	266,105
General Motors Co.	6,721	234,160
German American Bancorp, Inc.	45	2,367
Getty Realty Corp. REIT	489	12,465
Gilead Sciences, Inc.	4,013	287,371
Global Brass & Copper Holdings, Inc.	1,340	45,962
Global Payments, Inc.	899	62,400
Goldman Sachs Group, Inc.	522	124,993
Goodyear Tire & Rubber Co.	7,517	232,050
Great Western Bancorp, Inc.	947	41,280
Group 1 Automotive, Inc.	127	9,898
Hanover Insurance Group, Inc.	1,549	140,975
Hartford Financial Services Group, Inc.	2,507	119,459
Hawaiian Holdings, Inc. (h)	703	40,071
HCA Holdings, Inc. (h)	2,293	169,728
Henry Schein, Inc. (h)	37	5,613
Hewlett Packard Enterprise Co.	14,631	338,561
Hill-Rom Holdings, Inc.	825	46,316
Hologic, Inc. (h)	1,951	78,274
Home Depot, Inc.	4,147	556,030
Horizon Pharma PLC (h)	462	7,475
Huntington Bancshares, Inc.	11,832	156,419
Huntington Ingalls Industries, Inc.	1,076	198,188
INC Research Holdings, Inc., Class A (h)	919	48,339
Independence Realty Trust, Inc. REIT	1,312	11,703
Ingles Markets, Inc., Class A	157	7,552
Ingredion, Inc.	3,157	394,499
Insight Enterprises, Inc. (h)	12	485
Integra LifeSciences Holdings Corp. (h)	626	53,705
Intel Corp.	21,105	765,478
International Business Machines Corp.	1,442	239,358
International Paper Co.	1,331	70,623

	Shares	Value*
Intuitive Surgical, Inc. (h)	745	$472,457
Invesco Ltd.	257	7,797
Invesco Mortgage Capital, Inc. REIT	4,105	59,933
Jack in the Box, Inc.	991	110,635
JetBlue Airways Corp. (h)	2,879	64,547
JM Smucker Co.	1,192	152,648
John B Sanfilippo & Son, Inc.	57	4,012
Johnson & Johnson	11,808	1,360,400
Jones Lang LaSalle, Inc.	57	5,759
JPMorgan Chase & Co.	11,483	990,868
Juniper Networks, Inc.	3,121	88,199
KAR Auction Services, Inc.	2,104	89,673
Kellogg Co.	315	23,219
Kelly Services, Inc., Class A	415	9,512
Kimberly-Clark Corp.	1,523	173,805
Knoll, Inc.	364	10,167
Kohl’s Corp.	2,809	138,708
Kraton Corp. (h)	1,203	34,261
Kroger Co.	3,854	133,002
Laboratory Corp. of America Holdings (h)	2,738	351,504
Lam Research Corp.	3,867	408,858
Lear Corp.	2,258	298,892
LifePoint Health, Inc. (h)	1,590	90,312
Lincoln National Corp.	4,172	276,478
Lumentum Holdings, Inc. (h)	1,548	59,830
LyondellBasell Industries NV, Class A	2,765	237,182
Macy’s, Inc.	5,786	207,197
MainSource Financial Group, Inc.	316	10,870
Mallinckrodt PLC (h)	3,820	190,312
Manhattan Associates, Inc. (h)	85	4,508
Marathon Petroleum Corp.	3,367	169,528
Marcus & Millichap, Inc. (h)	324	8,657
Marriott Vacations Worldwide Corp.	864	73,310
Masimo Corp. (h)	1,222	82,363
McDonald’s Corp.	5,840	710,845
McKesson Corp.	2,283	320,647
MedEquities Realty Trust, Inc. REIT	2,912	32,323
Mentor Graphics Corp.	3,844	141,805
Mercer International, Inc.	2,342	24,942
Merck & Co., Inc.	4,945	291,112
MetLife, Inc.	1,941	104,601
MFA Financial, Inc. REIT	11,428	87,196
Micron Technology, Inc. (h)	11,543	253,023
Microsoft Corp.	7,952	494,137
Mid-America Apartment Communities, Inc. REIT	657	64,333
MKS Instruments, Inc.	958	56,905
Mohawk Industries, Inc. (h)	327	65,295
Monmouth Real Estate Investment Corp.	839	12,786
Morgan Stanley	7,726	326,424
Morningstar, Inc.	74	5,443
Motorola Solutions, Inc.	903	74,850
MTGE Investment Corp. REIT	4,585	71,985
Multi-Color Corp.	114	8,846
Murphy Oil Corp.	3,598	112,006
Nasdaq, Inc.	142	9,531

Schedule of Investments

AllianzGI Global Dynamic Allocation Fund

December 31, 2016 (unaudited) (continued)

	Shares	Value*
Natus Medical, Inc. (h)	310	$10,788
Navigators Group, Inc.	90	10,598
Net 1 UEPS Technologies, Inc. (h)	4,606	52,877
NETGEAR, Inc. (h)	942	51,198
NeuStar, Inc., Class A (h)	2,278	76,085
New Residential Investment Corp. REIT	2,868	45,085
Newell Brands, Inc.	5,001	223,295
Newfield Exploration Co. (h)	2,851	115,466
NextEra Energy, Inc.	1,127	134,631
Northfield Bancorp, Inc.	664	13,260
Northrop Grumman Corp.	1,203	279,794
Nuance Communications, Inc. (h)	635	9,462
NVIDIA Corp.	982	104,819
NVR, Inc. (h)	12	20,028
Old Republic International Corp.	887	16,853
Omega Protein Corp. (h)	5,185	129,884
Omnicell, Inc. (h)	287	9,729
Omnicom Group, Inc.	1,025	87,238
On Assignment, Inc. (h)	64	2,826
ON Semiconductor Corp. (h)	7,149	91,221
ONE Gas, Inc.	647	41,382
Orchid Island Capital, Inc. REIT	4,244	45,963
Oritani Financial Corp.	1,996	37,425
Owens & Minor, Inc.	965	34,055
Owens Corning	2,023	104,306
Paychex, Inc.	1,249	76,039
PepsiCo, Inc.	543	56,814
PetMed Express, Inc.	1,333	30,752
Pfizer, Inc.	19,466	632,256
PG&E Corp.	4,687	284,829
Pinnacle Foods, Inc.	6,507	347,799
Pinnacle West Capital Corp.	830	64,765
Pitney Bowes, Inc.	2,236	33,965
PNC Financial Services Group, Inc.	2,971	347,488
Pool Corp.	84	8,765
Priceline Group, Inc. (h)	7	10,262
Principal Financial Group, Inc.	3,665	212,057
Procter & Gamble Co.	1,593	133,939
Progressive Corp.	2,498	88,679
Provident Financial Services, Inc.	1,189	33,649
Prudential Financial, Inc.	1,967	204,686
Public Service Enterprise Group, Inc.	3,393	148,885
PVH Corp.	2,235	201,686
Qorvo, Inc. (h)	1,457	76,828
Quest Diagnostics, Inc.	2,264	208,062
Quintiles IMS Holdings, Inc. (h)	1,658	126,091
Regis Corp. (h)	520	7,550
Reinsurance Group of America, Inc.	1,023	128,724
Reliance Steel & Aluminum Co.	554	44,065
Republic Services, Inc.	4,150	236,758
Revlon, Inc., Class A (h)	1,634	47,631
Reynolds American, Inc.	8,280	464,011
Ross Stores, Inc.	1,657	108,699
Royal Caribbean Cruises Ltd.	758	62,186
Rudolph Technologies, Inc. (h)	2,029	47,377
Sanmina Corp. (h)	5,194	190,360
Santander Consumer USA Holdings, Inc. (h)	369	4,982

	Shares	Value*
Sinclair Broadcast Group, Inc. Class A	1,887	$62,931
Skyworks Solutions, Inc.	3,298	246,229
Snap-on, Inc.	322	55,149
Sonoco Products Co.	180	9,486
Southern Co.	13,415	659,884
Southwest Airlines Co.	1,159	57,765
Southwestern Energy Co. (h)	20,278	219,408
SpartanNash Co.	681	26,927
Spirit AeroSystems Holdings, Inc., Class A (h)	2,958	172,599
Spirit Realty Capital, Inc. REIT	6,096	66,203
SS&C Technologies Holdings, Inc.	231	6,607
Stanley Black & Decker, Inc.	2,428	278,467
Staples, Inc.	11,428	103,423
State National Cos., Inc.	535	7,415
Stoneridge, Inc. (h)	1,816	32,125
Stryker Corp.	2,336	279,876
SunTrust Banks, Inc.	8,912	488,823
Superior Industries International, Inc.	4,722	124,425
Sykes Enterprises, Inc. (h)	146	4,214
Symantec Corp.	1,528	36,504
Sysco Corp.	3,142	173,973
Target Corp.	3,121	225,430
Teleflex, Inc.	1,035	166,790
Tenet Healthcare Corp. (h)	6,260	92,898
Tesoro Corp.	2,493	218,013
Tessera Holding Corp.	1,460	64,532
Texas Roadhouse, Inc.	1,808	87,218
Thermo Fisher Scientific, Inc.	2,092	295,181
Thor Industries, Inc.	991	99,150
Time Warner, Inc.	3,131	302,235
TiVo Corp. (h)	2,562	53,546
TJX Cos., Inc.	111	8,339
Tower International, Inc.	1,340	37,989
Towne Bank	649	21,579
Travelers Cos., Inc.	2,546	311,681
Trico Bancshares	235	8,032
Triple-S Management Corp., Class B (h)	792	16,394
Two Harbors Investment Corp. REIT	1,694	14,772
Tyson Foods, Inc., Class A	5,365	330,913
Ulta Salon Cosmetics & Fragrance, Inc. (h)	268	68,324
Union Bankshares Corp.	1,482	52,967
United Continental Holdings, Inc. (h)	814	59,324
United Financial Bancorp, Inc.	467	8,481
United Fire Group, Inc.	185	9,096
UnitedHealth Group, Inc.	4,945	791,398
Universal Health Services, Inc., Class B	675	71,807
Unum Group	6,137	269,598
Vail Resorts, Inc.	595	95,979
Valero Energy Corp.	4,710	321,787
Validus Holdings Ltd.	844	46,428
Vascular Solutions, Inc. (h)	828	46,451
VCA, Inc. (h)	564	38,719
Verizon Communications, Inc.	21,922	1,170,196
Vishay Intertechnology, Inc.	3,818	61,852

Schedule of Investments

AllianzGI Global Dynamic Allocation Fund

December 31, 2016 (unaudited) (continued)

	Shares	Value*
Wal-Mart Stores, Inc.	3,208	$221,737
Walker & Dunlop, Inc. (h)	188	5,866
Waste Management, Inc.	8,443	598,693
Waterstone Financial, Inc.	720	13,248
WEC Energy Group, Inc.	3,748	219,820
WellCare Health Plans, Inc. (h)	355	48,663
Wells Fargo & Co.	6,360	350,500
Westar Energy, Inc.	1,528	86,103
Western Digital Corp.	1,276	86,704
Whirlpool Corp.	809	147,052
World Acceptance Corp. (h)	89	5,721
Xcel Energy, Inc.	5,042	205,209
Xerox Corp.	17,680	154,346
XL Group Ltd.	1,769	65,913
Xylem, Inc.	1,385	68,585
Yum! Brands, Inc.	2,047	129,637
Zimmer Biomet Holdings, Inc.	1,554	160,373

		59,238,070

Total Common Stock (cost—$112,974,128)		113,968,202

	Principal Amount (000s)

U.S. TREASURY OBLIGATIONS—17.8%
U.S. Treasury Bonds,
3.125%, 2/15/43	$176	178,002
4.375%, 5/15/41	141	174,177
4.50%, 2/15/36	2,000	2,526,908
5.25%, 2/15/29	140	178,710
6.875%, 8/15/25	125	168,944
U.S. Treasury Notes,
0.625%, 8/31/17	3,000	2,997,846
0.625%, 9/30/17	3,000	2,996,001
0.75%, 10/31/17	3,000	2,997,618
0.75%, 2/28/18	192	191,550
0.875%, 9/15/19 (g)	10,000	9,865,300
1.00%, 6/30/19	10,300	10,217,435
1.125%, 9/30/21	4,000	3,854,656
1.375%, 9/30/23	3,300	3,121,338
1.50%, 2/28/19	220	221,178
1.50%, 8/15/26	2,000	1,836,558
1.875%, 10/31/17	218	219,843
2.25%, 7/31/18	180	183,251
3.00%, 2/28/17	246	246,978

Total U.S. Treasury Obligations (cost—$43,026,316)		42,176,293

CORPORATE BONDS & NOTES—10.1%

Australia—0.2%
Westpac Banking Corp., 2.85%, 5/13/26	400	383,585

	Principal Amount (000s)	Value*
Austria—0.2%
Oesterreichische Kontrollbank AG, 2.375%, 10/1/21	$500	$501,996

British Virgin Islands—0.2%
Sinopec Group Overseas Development 2012 Ltd., 2.75%, 5/17/17	500	501,756

Canada—1.3%
Bank of Montreal, 1.90%, 8/27/21	400	387,986
Bank of Nova Scotia, 1.85%, 4/14/20	1,000	987,783
Potash Corp. of Saskatchewan, Inc., 4.00%, 12/15/26	300	302,061
Royal Bank of Canada, 2.00%, 10/1/18	1,000	1,006,736
Toronto-Dominion Bank, 1.80%, 7/13/21	400	387,240

		3,071,806

France—0.1%
Electricite de France S.A. (a)(c), 4.875%, 1/22/44	300	300,705

Germany—0.5%
KFW, 1.25%, 9/30/19	400	395,348
Kreditanstalt fuer Wiederaufbau, 2.00%, 5/2/25	200	191,279
Landwirtschaftliche Rentenbank, 2.25%, 10/1/21	500	501,306

		1,087,933

Spain—0.2%
Banco Bilbao Vizcaya Argentaria S.A., 3.00%, 10/20/20	400	402,075

United Kingdom—0.5%
Barclays PLC, 4.375%, 1/12/26	400	405,909
BP Capital Markets PLC,
3.119%, 5/4/26	500	488,206
3.723%, 11/28/28	300	304,730

		1,198,845

United States—6.9%
Allstate Corp., 3.28%, 12/15/26	400	401,551
American Honda Finance Corp., 1.65%, 7/12/21	400	385,117
Apple, Inc., 3.85%, 8/4/46	200	191,714
AT&T, Inc., 3.80%, 3/15/22	500	512,656
Citigroup, Inc., 8.125%, 7/15/39	400	595,304
Coca-Cola Co., 1.55%, 9/1/21	400	388,573
Comcast Corp., 2.75%, 3/1/23	400	397,046
Commonwealth Edison Co., 2.55%, 6/15/26	400	380,982
CSX Corp.,
2.60%, 11/1/26	500	468,326
3.40%, 8/1/24	400	407,625
Dow Chemical Co., 7.375%, 11/1/29	400	525,915

Schedule of Investments

AllianzGI Global Dynamic Allocation Fund

December 31, 2016 (unaudited) (continued)

	Principal Amount (000s)	Value*
Dr. Pepper Snapple Group, Inc., 4.42%, 12/15/46	$300	$305,755
Duke Energy Carolinas LLC, 2.50%, 3/15/23	400	396,349
FedEx Corp., 4.10%, 4/15/43	400	374,307
Ford Motor Co., 4.346%, 12/8/26	300	303,310
Goldman Sachs Group, Inc., 2.55%, 10/23/19	400	403,014
Home Depot, Inc., 2.00%, 4/1/21	400	396,718
Honeywell International, Inc., 1.85%, 11/1/21	500	488,472
International Business Machines Corp., 1.80%, 5/17/19	500	500,260
Johnson & Johnson, 2.45%, 3/1/26	400	382,472
JPMorgan Chase & Co.,
2.972%, 1/15/23	500	498,150
3.625%, 5/13/24	400	406,790
Kimberly-Clark Corp., 2.75%, 2/15/26	400	389,630
Lowe’s Cos., Inc., 2.50%, 4/15/26	400	379,764
Microsoft Corp., 1.10%, 8/8/19	600	591,889
Morgan Stanley, 2.50%, 4/21/21	400	395,709
Occidental Petroleum Corp., 3.00%, 2/15/27	500	483,651
Oracle Corp., 3.85%, 7/15/36	200	195,252
Pacific Gas & Electric Co., 4.00%, 12/1/46	300	296,508
PepsiCo, Inc., 1.50%, 2/22/19	400	398,635
Pfizer, Inc., 1.95%, 6/3/21	400	395,506
Philip Morris International, Inc., 2.125%, 5/10/23	400	381,300
Procter & Gamble Co., 2.70%, 2/2/26	400	393,246
San Diego Gas & Electric Co., 2.50%, 5/15/26	400	383,270
Toyota Motor Credit Corp.,
1.90%, 4/8/21	400	391,822
2.25%, 10/18/23	500	481,880
Unilever Capital Corp., 1.375%, 7/28/21	400	384,075
United Technologies Corp., 1.95%, 11/1/21	500	489,989
Verizon Communications, Inc., 4.125%, 8/15/46	200	181,377
Walt Disney Co., 2.30%, 2/12/21	400	401,906
Wells Fargo & Co., 2.10%, 7/26/21	400	389,115

		16,514,930

Total Corporate Bonds & Notes (cost—$24,665,596)		23,963,631

	Principal Amount (000s)	Value*

U.S. GOVERNMENT AGENCY SECURITIES—8.3%
Fannie Mae, MBS (d),
2.50%, 1/23/32 TBA, 15 Year	$700	$700,825
3.00%, 1/23/32 TBA, 15 Year	650	666,821
3.00%, 1/18/47 TBA, 30 Year	1,970	1,955,773
3.50%, 1/23/32 TBA, 15 Year	450	468,710
3.50%, 1/18/47 TBA, 30 Year	2,120	2,171,682
4.00%, 1/18/47 TBA, 30 Year	1,360	1,429,194
4.50%, 1/18/47 TBA, 30 Year	510	548,432
5.00%, 1/18/47 TBA, 30 Year	250	272,314
5.50%, 1/18/47 TBA, 30 Year	330	366,846
Freddie Mac,
1.00%, 6/29/17	218	218,346
2.50%, 1/23/32 MBS, TBA, 15 Year (d)	510	510,754
3.00%, 1/23/32 MBS, TBA, 15 Year (d)	440	451,342
3.00%, 1/18/47 MBS, TBA, 30 Year (d)	1,280	1,270,244
3.50%, 1/23/32 MBS, TBA, 15 Year (d)	220	229,389

3.50%, 1/18/47 MBS, TBA, 30 Year (d)	1,360	1,391,794
4.00%, 1/18/47 MBS, TBA, 30 Year (d)	760	797,907
4.50%, 1/18/47 MBS, TBA, 30 Year (d)	290	311,215
5.00%, 1/18/47 MBS, TBA, 30 Year (d)	160	174,201
5.50%, 1/18/47 MBS, TBA, 30 Year (d)	190	210,664
Ginnie Mae, MBS, TBA, 30 Year (d),
3.00%, 1/24/47	1,600	1,619,005
3.50%, 1/24/47	2,030	2,108,923
4.00%, 1/24/47	920	976,560
4.50%, 1/24/47	840	896,327

Total U.S. Government Agency Securities (cost—$19,745,739)		19,747,268

SOVEREIGN DEBT OBLIGATIONS—4.1%

Canada—0.2%
Province of Ontario Canada, 1.25%, 6/17/19	500	493,828

Germany—0.1%
FMS Wertmanagement AoeR, 1.375%, 6/8/21	300	289,737

Japan—0.1%
Japan Bank for International Cooperation, 1.50%, 7/21/21	300	287,553

Korea (Republic of)—0.4%
Export-Import Bank of Korea, 1.75%, 5/26/19	500	498,920
Korea Development Bank, 3.00%, 1/13/26	500	490,549

		989,469

Latvia—0.2%
Republic of Latvia, 2.75%, 1/12/20	500	507,512

Lithuania—0.2%
Republic of Lithuania, 5.125%, 9/14/17	500	513,262

Schedule of Investments

AllianzGI Global Dynamic Allocation Fund

December 31, 2016 (unaudited) (continued)

	Principal Amount (000s)	Value*
Mexico—0.2%
Mexico Government International Bond, 4.125%, 1/21/26	$500	$497,250

Panama—0.3%
Panama Government International Bond, 7.125%, 1/29/26	500	618,750

Poland—0.3%
Poland Government International Bond, 6.375%, 7/15/19	500	556,250

Supranational—1.9%
Asian Development Bank, 2.125%, 11/24/21	500	497,542
Corp. Andina de Fomento, 4.375%, 6/15/22	500	531,680
Council of Europe Development Bank,
1.00%, 2/4/19	500	494,009
1.625%, 3/16/21	500	488,751
European Bank for Reconstruction & Development, 1.75%, 6/14/19	500	501,183
European Investment Bank, 2.00%, 3/15/21	500	497,773
International Bank for Reconstruction & Development, 2.125%, 11/1/20	500	505,234
International Finance Corp., 1.75%, 9/16/19	500	501,786
Nordic Investment Bank, 1.25%, 8/2/21	500	481,457

		4,499,415

Sweden—0.2%
Svensk Exportkredit AB, 1.75%, 3/10/21	500	490,558

Total Sovereign Debt Obligations (cost—$10,039,376)		9,743,584

	Shares

EXCHANGE-TRADED FUNDS—2.5%
iShares iBoxx $ High Yield Corporate Bond	45,206	3,912,579
SPDR Bloomberg Barclays High Yield Bond	56,960	2,076,192

Total Exchange-Traded Funds (cost—$5,968,249)		5,988,771

PREFERRED STOCK—0.3%

Brazil—0.1%
Banco Bradesco S.A.	10,500	93,373

	Shares	Value*
Braskem S.A., Class A	2,700	$28,342
Cia Paranaense de Energia	4,300	36,026
Itau Unibanco Holding S.A.	11,640	120,729

		278,470

Colombia—0.0%
Banco Davivienda S.A.	9,381	93,747
Grupo Aval Acciones y Valores S.A.	9,215	3,730

		97,477

Korea (Republic of)—0.2%
Hyundai Motor Co.	248	19,625
Samsung Electronics Co., Ltd.	309	365,867

		385,492

Total Preferred Stock (cost—$764,342)		761,439

RIGHTS (h)—0.0%

Spain—0.0%
Repsol S.A., expires 1/6/2017	14,752	5,466

United States—0.0%
Safeway CVR—Casa Ley, expires 1/30/2018 (b)	4,893	4,966
Safeway CVR—PDC, expires 1/30/2017 (b)	4,893	239

		5,205

Total Rights (cost—$10,365)		10,671

	Principal Amount (000s)

Repurchase Agreements—17.0%
State Street Bank and Trust Co., dated 12/30/16, 0.03%, due 1/3/17, proceeds $40,352,135; collateralized by U.S. Treasury Bonds, 3.125%, due 2/15/43, valued at $41,160,243 including accrued interest (cost—$40,352,000)	$40,352	40,352,000

Total Investments (cost—$257,546,111) (e)—108.0%		256,711,859

Liabilities in excess of other assets (i)—(8.0)%		(18,953,458)

Net Assets—100.0%		$237,758,401

Notes to Schedule of Investments:

(a)	Private Placement—Restricted as to resale and may not have a readily available market. Security with a value of $300,705, representing 0.1% of net assets.
(b)	Illiquid.

Schedule of Investments

AllianzGI Global Dynamic Allocation Fund

December 31, 2016 (unaudited) (continued)

(c)	144A—Exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, typically only to qualified institutional buyers. Unless otherwise indicated, these securities are not considered to be illiquid.
(d)	When-issued or delayed-delivery. To be settled/delivered after December 31, 2016.
(e)	Securities with an aggregate value of $42,872,651, representing 18.0% of net assets, were valued utilizing modeling tools provided by a third-party vendor.
(f)	Fair-Valued—Securities with an aggregate value of $234,283, representing 0.1% of net assets.
(g)	All or partial amount segregated for the benefit of the counterparty as collateral for when-issued or delayed delivery securities.
(h)	Non-income producing.
(i)	Includes net unrealized appreciation (depreciation) of other financial instruments as follows:

Futures contracts outstanding at December 31, 2016:

Type	Contracts	Market Value (000s)	Expiration Date	Unrealized Appreciation (Depreciation)
Long: E-mini S&P 500 Index	236	$26,387	3/17/17	$(83,341)
Euro STOXX 50 Index	170	5,864	3/17/17	24,794
FTSE 100 Index	35	3,041	3/17/17	31,722
Mini MSCI EAFE Index	97	8,127	3/17/17	(21,660)
Russell 2000 Mini Index	203	13,773	3/17/17	(114,296)
TOPIX Index	74	9,611	3/9/17	255,769
Short: 10-Year U.S. Treasury Note	(11)	(1,367)	3/22/17	4,876
2-Year U.S. Treasury Note	(95)	(20,585)	3/31/17	5,751
5-Year U.S. Treasury Note	(24)	(2,824)	3/31/17	(3,938)
British Pound	(70)	(5,407)	3/13/17	161,228
Euro Currency	(44)	(5,816)	3/13/17	126,368
Mini MSCI Emerging Markets Index	(182)	(7,816)	3/17/17	21,499
Ultra U.S. Treasury Bond	(4)	(641)	3/22/17	3,898

				$412,670

Forward foreign currency contracts outstanding at December 31, 2016:

	Counterparty	U.S.$ Value on Origination Date	U.S.$ Value December 31, 2016	Unrealized Appreciation (Depreciation)
Purchased:
58,617 Canadian Dollar settling 1/3/17	Northern Trust Company	$43,405	$43,657	$252
297,578 Canadian Dollar settling 1/4/17	Northern Trust Company	221,361	221,638	277
59,193,708 Japanese Yen settling 1/6/17	Northern Trust Company	506,564	506,514	(50)
44,414 Singapore Dollar settling 1/3/17	Northern Trust Company	30,625	30,669	44
12,185 Singapore Dollar settling 1/4/17	Northern Trust Company	12,827	12,827	—
44,240 Singapore Dollar settling 1/4/17	Northern Trust Company	30,496	30,550	54
205,992 Singapore Dollar settling 1/5/17	Northern Trust Company	142,654	142,243	(411)
229,316 South African Rand settling 1/5/17	Northern Trust Company	16,674	16,694	20
Sold:
95,120 Canadian Dollar settling 1/4/17	Northern Trust Company	70,756	70,846	(90)
86,035,179 Japanese Yen settling 1/6/17	Northern Trust Company	736,266	736,194	72
5,783 Singapore Dollar settling 1/3/17	Northern Trust Company	3,988	3,994	(6)
581,983 South African Rand settling 1/5/17	Northern Trust Company	42,318	42,369	(51)

				$111

Schedule of Investments

AllianzGI Global Dynamic Allocation Fund

December 31, 2016 (unaudited) (continued)

(j)	At December 31, 2016, the Fund pledged $420,106 in cash as collateral for derivatives.

Glossary:

ADR—American Depositary Receipt

CVR—Contingent Value Rights

EAFE—Europe, Australasia and Far East

FTSE—Financial Times Stock Exchange

GDR—Global Depositary Receipt

MBS—Mortgage-Backed Securities

MSCI—Morgan Stanley Capital International

REIT—Real Estate Investment Trust

TBA—To Be Announced

TOPIX—Tokyo Stock Price Index

UNIT—More than one class of securities traded together.

Schedule of Investments

AllianzGI Global Dynamic Allocation Fund

December 31, 2016 (unaudited) (continued)

The industry classification of portfolio holdings and liabilities in excess of other assets shown as a percentage of net assets were as follows:

U.S. Treasury Obligations	17.8%
U.S. Government Agency Securities	8.3%
Banks	7.7%
Sovereign Debt Obligations	4.1%
Oil, Gas & Consumable Fuels	3.2%
Insurance	2.8%
Exchange-Traded Funds	2.5%
Electric Utilities	2.4%
Pharmaceuticals	2.2%
Diversified Telecommunication Services	1.9%
Health Care Providers & Services	1.9%
Food Products	1.8%
Semiconductors & Semiconductor Equipment	1.7%
IT Services	1.5%
Health Care Equipment & Supplies	1.3%
Chemicals	1.2%
Internet Software & Services	1.2%
Technology Hardware, Storage & Peripherals	1.2%
Media	1.2%
Hotels, Restaurants & Leisure	1.2%
Software	1.1%
Automobiles	1.1%
Tobacco	1.0%
Airlines	1.0%
Specialty Retail	0.9%
Food & Staples Retailing	0.9%
Auto Components	0.8%
Biotechnology	0.8%
Commercial Services & Supplies	0.7%
Auto Manufacturers	0.7%
Metals & Mining	0.7%
Industrial Conglomerates	0.6%
Household Durables	0.6%
Electronic Equipment, Instruments & Components	0.6%
Food & Beverage	0.6%
Mortgage Real Estate Investment Trusts (REITs)	0.6%
Construction & Engineering	0.6%
Trading Companies & Distributors	0.6%
Multi-Utilities	0.6%
Aerospace & Defense	0.6%
Communications Equipment	0.6%
Transportation	0.5%
Capital Markets	0.5%
Household Products	0.5%
Multi-line Retail	0.5%
Real Estate Management & Development	0.4%
Diversified Financial Services	0.4%
Equity Real Estate Investment Trusts (REITs)	0.4%
Machinery	0.4%
Banking	0.4%

Retail	0.3%
Road & Rail	0.3%
Life Sciences Tools & Services	0.3%
Telecommunications	0.3%
Paper & Forest Products	0.3%
Building Products	0.2%
Internet & Catalog Retail	0.2%
Beverages	0.2%
Electronics	0.2%
Containers & Packaging	0.2%
Household Products/Wares	0.2%
Agriculture	0.2%
Construction Materials	0.1%
Professional Services	0.1%
Wireless Telecommunication Services	0.1%
Textiles, Apparel & Luxury Goods	0.1%
Transportation Infrastructure	0.1%
Thrifts & Mortgage Finance	0.1%
Air Freight & Logistics	0.1%
Marine	0.1%
Distributors	0.1%
Consumer Finance	0.1%
Computers	0.1%
Electrical Equipment	0.1%
Gas Utilities	0.1%
Leisure Equipment & Products	0.0%
Health Care Technology	0.0%
Independent Power Producers & Energy Traders	0.0%
Diversified Consumer Services	0.0%
Personal Products	0.0%
Leisure Products	0.0%
Water Utilities	0.0%
Energy Equipment & Services	0.0%
Repurchase Agreements	17.0%
Liabilities in excess of other assets	(8.0)%

100.0%

Schedule of Investments

AllianzGI Global Fundamental Strategy Fund

December 31, 2016 (unaudited)

	Shares	Value*

COMMON STOCK—34.1%

Belgium—2.9%
bpost S.A.	6,900	$163,120
Warehouses De Pauw CVA REIT	3,200	285,671

		448,791

China—1.8%
Baidu, Inc. ADR (i)	850	139,749
Zhengzhou Yutong Bus Co., Ltd., Class A	48,300	135,961

		275,710

France—2.0%
Thales S.A.	3,284	318,156

Germany—4.8%
Freenet AG	3,100	87,124
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen	900	169,990
SAP SE	1,823	157,699
Vonovia SE	10,700	347,401

		762,214

Hong Kong—0.9%
HKT Trust & HKT Ltd. UNIT	120,700	147,684

Indonesia—1.0%
Astra International Tbk PT	260,000	158,982

Israel—0.9%
Mobileye NV (i)	3,600	137,232

Japan—1.8%
Keyence Corp.	200	136,850
Yamaha Motor Co., Ltd.	6,750	148,021

		284,871

Netherlands—0.9%
Wereldhave NV REIT	3,100	139,437

United Kingdom—7.8%
BP PLC	55,710	348,936
GlaxoSmithKline PLC	7,500	144,064
Imperial Brands PLC	2,900	126,384
Randgold Resources Ltd.	1,284	98,646
Reckitt Benckiser Group PLC	1,800	152,474
Royal Dutch Shell PLC, Class A	13,200	364,366

		1,234,870

United States—9.3%
AECOM (i)	8,250	299,970
Cisco Systems, Inc. (e)	2,500	75,550
General Electric Co. (e)	5,100	161,160
Intel Corp. (e)	4,900	177,723
International Business Machines Corp.	1,000	165,990
Johnson & Johnson	1,600	184,336
Leidos Holdings, Inc.	5,900	301,726

	Shares		Value*

Microsoft Corp. (e)		1,636	$101,661

			1,468,116

Total Common Stock (cost—$5,075,825)			5,376,063

	Principal Amount (000s)

SOVEREIGN DEBT OBLIGATIONS—31.1%

Argentina—2.0%
Republic of Argentina (a)(b),
7.50%, 4/22/26		$300	315,750

Brazil—2.5%
Brazil Notas do Tesouro Nacional, Ser. F,
10.00%, 1/1/27	BRL	1,400	397,086

Canada—6.4%
Province of Ontario Canada,
2.00%, 9/27/18		$1,000	1,007,904

Indonesia—2.4%
Indonesia Treasury Bond,
8.375%, 9/15/26	IDR	5,000,000	382,446

Italy—6.9%
Italy Buoni Poliennali Del Tesoro (d),
1.65%, 4/23/20		€439	486,837
3.10%, 9/15/26		469	604,589

			1,091,426

Mexico—2.0%
Mexican Bonos, Ser. M,
6.50%, 6/9/22	MXN	6,900	321,727

Spain—2.5%
Spain Government Inflation Linked Bond (b)(d),
1.00%, 11/30/30		€352	391,581

Supranational—6.4%
Inter-American Development Bank,
1.00%, 7/14/17		$1,000	999,523

Total Sovereign Debt Obligations (cost—$5,294,332)			4,907,443

CORPORATE BONDS & NOTES—18.2%

Brazil—1.6%
Petrobras Global Finance BV,
4.375%, 5/20/23		280	245,336

Schedule of Investments

AllianzGI Global Fundamental Strategy Fund

December 31, 2016 (unaudited) (continued)

	Principal Amount (000s)	Value*

Mexico—2.6%
Controladora Mabe S.A. de C.V. (a)(b),
7.875%, 10/28/19	$200	$216,500
Petroleos Mexicanos, 6.625%, 6/15/35	190	188,100

		404,600

Switzerland—3.4%
Credit Suisse AG, 5.30%, 8/13/19	500	539,479

United States—10.6%
AT&T, Inc., 5.80%, 2/15/19	500	537,691
HSBC USA, Inc., 1.625%, 1/16/18	500	499,146
Oracle Corp., 5.75%, 4/15/18	600	633,905

		1,670,742

Total Corporate Bonds & Notes (cost—$2,801,050)		2,860,157

	Shares

MUTUAL FUNDS (f)—2.9%
AllianzGI Best Styles Emerging Markets Equity (h)	23,342	298,546
AllianzGI NFJ Emerging Markets Value (g)	11,108	152,618

Total Mutual Funds (cost—$498,354)		451,164

	Principal Amount (000s)

U.S. TREASURY OBLIGATIONS—2.6%
U.S. Treasury Inflation Indexed Bonds (d), 2.125%, 2/15/40 (cost—$430,508)	$336	416,056

	Shares

EXCHANGE-TRADED FUNDS—0.9%
iShares MSCI India (cost—$156,453)	5,300	142,093

	Principal Amount (000s)	Value*

Repurchase Agreements—6.8%
State Street Bank and Trust Co., dated 12/30/16, 0.03%, due 1/3/17, proceeds $1,072,004; collateralized by U.S. Treasury Bonds, 3.125%, due 2/15/43, valued at $1,095,365 including accrued interest (cost—$1,072,000)	$1,072	$1,072,000

	Contracts

OPTIONS PURCHASED (i)(j)—0.2%

Call Options—0.2%
Euro STOXX 50 Index, strike price €3,300.00, expires 1/20/17	60	25,516
MSCI Taiwan Index, strike price €5.00, expires 1/20/17	740	2,337
S&P 500 Index, strike price $2,310.00, expires 1/20/17	6	1,185

		29,038

Put Options—0.0%
Euro STOXX Index, strike price €3,175.00, expires 1/6/17	50	1,316

Total Options Purchased (cost—$49,640)		30,354

Total Investments, before options written (cost—$15,378,162)—96.8%		15,255,330

OPTIONS WRITTEN (i)(j)—(0.0)%

Put Options—(0.0)%
Euro STOXX Index, strike price €3,075.00, expires 1/6/17	50	(211)
Nokia Oyj, strike price €4.20, expires 1/20/17	370	(1,363)

Total Options Written (premiums received—$7,526)		(1,574)

Total Investments, net of options written (cost—$15,370,636) (c)—96.8%		15,253,756

Other assets less other liabilities (k)—3.2%		503,657

Net Assets—100.0%		$15,757,413

Notes to Schedule of Investments:

(a)	Private Placement—Restricted as to resale and may not have a readily available market. Securities with an aggregate value of $532,250, representing 3.4% of net assets.

Schedule of Investments

AllianzGI Global Fundamental Strategy Fund

December 31, 2016 (unaudited) (continued)

(b)	144A—Exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, typically only to qualified institutional buyers. Unless otherwise indicated, these securities are not considered to be illiquid.
(c)	Securities with an aggregate value of $3,630,966, representing 23.0% of net assets, were valued utilizing modeling tools provided by a third-party vendor.
(d)	Inflationary Bonds—Principal amount of security is adjusted for inflation/deflation.
(e)	All or partial amount segregated for the benefit of the counterparty as collateral for options written.
(f)	Affiliated fund.
(g)	Institutional Class share.
(h)	Class R6 share.
(i)	Non-income producing.
(j)	Exchange traded-Chicago Board Options Exchange.
(k)	Includes net unrealized appreciation (depreciation) of other financial instruments as follows:

Futures contracts outstanding at December 31, 2016:

Type	Contracts	Market Value (000s)	Expiration Date	Unrealized Appreciation (Depreciation)
Long: Euro STOXX 50 Index	31	$1,069	3/17/17	$18,679
Hang Seng Index	3	13	12/28/17	(1,544)
Short: E-mini S&P 500 Index	(18)	(2,013)	3/17/17	13,727
Euro-Bund	(3)	(518)	3/8/17	(7,836)

				$23,026

Forward foreign currency contracts outstanding at December 31, 2016:

	Counterparty	U.S.$ Value on Origination Date	U.S.$ Value December 31, 2016	Unrealized Appreciation
Purchased:
23,000,000 Indian Rupee settling 7/14/17	State Street Bank	$326,010	$331,143	$5,133
Sold:
2,000,000 Euro settling 2/28/17	State Street Bank	2,126,444	2,110,902	15,542

				$20,675

(l)	Transactions in options written for the three months ended December 31, 2016:

	Contracts	Premiums
Options outstanding, September 30, 2016	95	$32,367
Options written	1,700	$36,529
Options terminated in closing transactions	(1,280)	(29,003)
Options expired	(95)	$(32,367)
Options outstanding, December 31, 2016	420	$7,526

(m)	At December 31, 2016, the Fund pledged $389,622 in cash as collateral for derivatives.

Glossary:

ADR—American Depositary Receipt

BRL—Brazilian Real

€—Euro

IDR—Indonesian Rupiah

MSCI—Morgan Stanley Capital International

MXN—Mexican Peso

REIT—Real Estate Investment Trust

UNIT—More than one class of securities traded together.

Schedule of Investments

AllianzGI Global Fundamental Strategy Fund

December 31, 2016 (unaudited) (continued)

The industry classification of portfolio holdings and other assets less other liabilities shown as a percentage of net assets were as follows:

Sovereign Debt Obligations	31.1%
Oil, Gas & Consumable Fuels	7.3%
Banks	6.6%
Software	6.5%
Telecommunications	3.4%
IT Services	3.0%
Mutual Funds	2.9%
Equity Real Estate Investment Trusts (REITs)	2.7%
U.S. Treasury Obligations	2.6%
Real Estate Management & Development	2.2%
Pharmaceuticals	2.1%
Aerospace & Defense	2.0%
Automobiles	1.9%
Construction & Engineering	1.9%
Household Products/Wares	1.4%
Semiconductors & Semiconductor Equipment	1.1%
Insurance	1.1%
Air Freight & Logistics	1.0%
Industrial Conglomerates	1.0%
Household Products	1.0%
Diversified Telecommunication Services	0.9%
Exchange-Traded Funds	0.9%
Internet Software & Services	0.9%
Electronic Equipment, Instruments & Components	0.9%
Machinery	0.9%
Tobacco	0.8%
Metals & Mining	0.6%
Wireless Telecommunication Services	0.6%
Communications Equipment	0.5%
Repurchase Agreements	6.8%
Options Purchased	0.2%
Options Written	(0.0)%
Other assets less other liabilities	3.2%

100.0%

Schedule of Investments

AllianzGI Global Sustainability Fund

December 31, 2016 (unaudited)

	Shares	Value*

COMMON STOCK—96.3%

Australia—2.0%

Australia & New Zealand Banking Group Ltd.	21,248	$465,144

Canada—1.1%
Gibson Energy, Inc.	18,584	262,708

Denmark—1.3%
Novo Nordisk A/S, Class B	8,181	293,470

France—2.8%
BNP Paribas S.A.	5,880	374,191
Bureau Veritas S.A.	14,911	288,592

		662,783

Germany—5.7%
adidas AG	2,856	450,443
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen	2,451	462,940
SAP SE	4,930	426,470

		1,339,853

Japan—5.0%
Astellas Pharma, Inc.	18,800	260,819
Daikin Industries Ltd.	6,200	567,975
Keyence Corp.	500	342,125

		1,170,919

Spain—4.0%
Amadeus IT Group S.A.	11,377	515,994
Industria de Diseno Textil S.A.	12,265	417,819

		933,813

Sweden—3.4%
Atlas Copco AB, Class A	15,105	458,233
Skandinaviska Enskilda Banken AB, Class A	32,002	334,427

		792,660

Switzerland—4.2%
Nestle S.A.	3,765	269,715
Roche Holding AG	1,912	435,845
UBS Group AG	17,891	279,734

		985,294

United Kingdom—14.2%
AstraZeneca PLC	5,971	326,063
Nielsen Holdings PLC	5,413	227,075
Prudential PLC	33,926	677,077
Reckitt Benckiser Group PLC	4,260	360,856
Royal Dutch Shell PLC, Class B	11,037	317,114
Unilever PLC	15,335	620,145
Vodafone Group PLC	150,945	371,457
WPP PLC	19,528	434,565

		3,334,352

	Shares	Value*

United States—52.6%
Accenture PLC, Class A	4,120	$482,576
Agilent Technologies, Inc.	9,804	446,670
Alphabet, Inc., Class A (b)	800	633,960
American Express Co.	6,955	515,226
Apple, Inc.	4,379	507,176
Biogen, Inc. (b)	859	243,595
Citigroup, Inc.	7,846	466,288
Colgate-Palmolive Co.	7,085	463,642
Eaton Corp. PLC	6,363	426,894
Ecolab, Inc.	3,506	410,973
EOG Resources, Inc.	5,898	596,288
Estee Lauder Cos., Inc., Class A	5,750	439,818
IDEX Corp.	5,592	503,616
Intel Corp.	7,446	270,066
International Flavors & Fragrances, Inc.	3,802	447,990
Intuit, Inc.	3,939	451,449
Johnson & Johnson	5,195	598,516
Microsoft Corp.	9,321	579,207
Mondelez International, Inc., Class A	10,050	445,516
Priceline Group, Inc. (b)	308	451,546
S&P Global, Inc.	2,846	306,059
Schlumberger Ltd.	5,664	475,493
Starbucks Corp.	10,164	564,305
Visa, Inc., Class A	10,210	796,584
WW Grainger, Inc.	1,585	368,116
Xylem, Inc.	8,429	417,404

		12,308,973

Total Common Stock (cost—$21,663,435)		22,549,969

PREFERRED STOCK—2.1%

Germany—2.1%

Henkel AG & Co. KGaA (cost—$436,110)	3,998	475,921

	Principal Amount (000s)

Repurchase Agreements—1.5%
State Street Bank and Trust Co., dated 12/30/16, 0.03%, due 1/3/17, proceeds $362,001; collateralized by U.S. Treasury Bonds, 3.125%, due 2/15/43, valued at $371,915 including accrued interest (cost—$362,000)	$362	362,000

Total Investments (cost—$22,461,545) (a)—99.9%		23,387,890

Other assets less liabilities—0.1%		27,475

Net Assets—100.0%		$23,415,365

Schedule of Investments

AllianzGI Global Sustainability Fund

December 31, 2016 (unaudited) (continued)

Notes to Schedule of Investments:

(a)	Securities with an aggregate value of $10,227,134, representing 43.7% of net assets, were valued utilizing modeling tools provided by a third-party vendor.
(b)	Non-income producing.

The industry classification of portfolio holdings and other assets less liabilities shown as a percentage of net assets were as follows:

Pharmaceuticals	8.2%
IT Services	7.7%
Banks	7.0%
Software	6.2%
Machinery	5.9%
Household Products	5.6%
Oil, Gas & Consumable Fuels	5.0%
Insurance	4.9%
Personal Products	4.5%
Chemicals	3.7%
Food Products	3.1%
Internet Software & Services	2.7%
Capital Markets	2.5%
Building Products	2.4%
Hotels, Restaurants & Leisure	2.4%
Professional Services	2.2%
Consumer Finance	2.2%
Technology Hardware, Storage & Peripherals	2.2%
Energy Equipment & Services	2.0%
Internet & Catalog Retail	1.9%
Textiles, Apparel & Luxury Goods	1.9%
Life Sciences Tools & Services	1.9%
Media	1.9%
Electrical Equipment	1.8%
Specialty Retail	1.8%
Wireless Telecommunication Services	1.6%
Trading Companies & Distributors	1.6%
Electronic Equipment, Instruments & Components	1.5%
Semiconductors & Semiconductor Equipment	1.1%
Biotechnology	1.0%
Repurchase Agreements	1.5%
Other assets less liabilities	0.1%

100.0%

Schedule of Investments

AllianzGI Global Water Fund

December 31, 2016 (unaudited)

	Shares	Value*

COMMON STOCK—94.2%

Austria—2.6%
ANDRITZ AG	133,021	$6,666,178
Wienerberger AG	378,222	6,567,246

		13,233,424

Brazil—1.0%
Cia de Saneamento Basico do Estado de Sao Paulo ADR	565,412	4,907,776

Canada—1.0%
Stantec, Inc.	193,175	4,880,271

China—2.8%
Guangdong Investment Ltd.	10,736,000	14,137,984

Finland—2.9%
Uponor Oyj	580,665	10,077,328
Wartsila Oyj Abp	102,153	4,580,169

		14,657,497

France—7.8%
Suez	1,390,292	20,485,235
Veolia Environnement S.A.	1,110,310	18,866,222

		39,351,457

Germany—2.0%
GEA Group AG	256,505	10,293,655

Hong Kong—2.1%
Beijing Enterprises Water Group Ltd. (b)	15,700,000	10,391,098

Italy—0.8%
ACEA SpA	335,755	4,074,513

Netherlands—3.5%
Aalberts Industries NV	393,478	12,747,879
Arcadis NV	362,000	5,073,219

		17,821,098

Switzerland—9.1%
Belimo Holding AG	893	2,700,502
Geberit AG	107,947	43,217,304

		45,917,806

United Kingdom—18.3%
Halma PLC	1,093,968	12,103,087
Pennon Group PLC	2,202,736	22,418,826
Pentair PLC	348,308	19,529,630
Severn Trent PLC	1,056,360	28,869,021
United Utilities Group PLC	874,138	9,689,199

		92,609,763

United States—40.3%
American Water Works Co., Inc.	704,898	51,006,419
Aqua America, Inc.	82,094	2,466,104
Badger Meter, Inc.	154,209	5,698,022

	Shares	Value*

Danaher Corp.	377,239	$29,364,284
Franklin Electric Co., Inc.	307,068	11,944,945
HD Supply Holdings, Inc. (b)	125,564	5,337,726
IDEX Corp.	292,965	26,384,428
Mueller Water Products, Inc., Class A	1,232,530	16,404,974
Rexnord Corp. (b)	365,000	7,150,350
Watts Water Technologies, Inc., Class A	209,773	13,677,200
Xylem, Inc.	688,678	34,103,335

		203,537,787

Total Common Stock (cost—$439,532,661)		475,814,129

	Principal Amount (000s)

Repurchase Agreements—4.4%

State Street Bank and Trust Co., dated 12/30/16, 0.03%, due 1/3/17, proceeds $22,483,075; collateralized by U.S. Treasury Bonds, 3.125%, due 2/15/43, valued at $22,936,429 including accrued interest (cost—$22,483,000)	$22,483	22,483,000

Total Investments (cost—$462,015,661) (a)—98.6%		498,297,129

Other assets less liabilities—1.4%		7,191,810

Net Assets—100.0%		$505,488,939

Notes to Schedule of Investments:

(a)	Securities with an aggregate value of $236,391,419, representing 46.8% of net assets, were valued utilizing modeling tools provided by a third-party vendor.
(b)	Non-income producing.

Glossary:

ADR—American Depositary Receipt

The industry classification of portfolio holdings and other assets less liabilities shown as a percentage of net assets were as follows:

Machinery	32.3%
Water Utilities	28.5%
Building Products	11.1%
Multi-Utilities	8.6%
Health Care Equipment & Supplies	5.8%
Electronic Equipment, Instruments & Components	3.5%
Construction Materials	1.3%
Trading Companies & Distributors	1.1%
Construction & Engineering	1.0%
Professional Services	1.0%
Repurchase Agreements	4.4%
Other assets less liabilities	1.4%

100.0%

Schedule of Investments

AllianzGI High Yield Bond Fund

December 31, 2016 (unaudited)

	Principal Amount (000s)	Value*

CORPORATE BONDS & NOTES—95.4%

Aerospace & Defense—1.8%
KLX, Inc. (a)(c),
5.875%, 12/1/22	$2,265	$2,341,444
Kratos Defense & Security Solutions, Inc.,
7.00%, 5/15/19	2,448	2,380,680
TransDigm, Inc.,
6.50%, 5/15/25	1,430	1,503,287

		6,225,411

Auto Components—2.2%
American Axle & Manufacturing, Inc.,
6.625%, 10/15/22	1,990	2,062,038
Commercial Vehicle Group, Inc.,
7.875%, 4/15/19	3,278	3,290,293
Goodyear Tire & Rubber Co.,
5.125%, 11/15/23	2,500	2,587,500

		7,939,831

Auto Manufacturers—0.8%
Navistar International Corp.,
8.25%, 11/1/21	2,790	2,831,850

Banks—0.9%
CIT Group, Inc.,
5.00%, 8/15/22	645	674,025
Royal Bank of Scotland Group PLC,
5.125%, 5/28/24	2,625	2,618,411

		3,292,436

Building Materials—0.6%
Builders FirstSource, Inc. (a)(c),
5.625%, 9/1/24	2,120	2,138,550

Chemicals—3.1%
Chemours Co.,
7.00%, 5/15/25	3,060	3,029,400
Platform Specialty Products Corp. (a)(c),
6.50%, 2/1/22	3,505	3,548,812
Tronox Finance LLC (a)(c),
7.50%, 3/15/22	2,285	2,142,188
Univar USA, Inc. (a)(c),
6.75%, 7/15/23	2,135	2,215,062

		10,935,462

Commercial Services—3.4%
Cardtronics, Inc.,
5.125%, 8/1/22	1,440	1,458,000
Cenveo Corp. (a)(c),
6.00%, 5/15/24	2,299	2,063,352
Hertz Corp.,
5.50%, 10/15/24 (a)(c)	1,260	1,107,225
6.75%, 4/15/19	55	55,138
RR Donnelley & Sons Co.,
6.00%, 4/1/24	2,125	2,013,437
7.00%, 2/15/22	2,055	2,075,550

	Principal Amount (000s)	Value*

United Rentals North America, Inc.,
5.50%, 7/15/25	$3,100	$3,200,750

		11,973,452

Computers—2.6%
Diamond 1 Finance Corp. (a)(c),
7.125%, 6/15/24	2,445	2,714,796
Harland Clarke Holdings Corp. (a)(c),
9.25%, 3/1/21	2,450	2,165,187
9.75%, 8/1/18	1,095	1,121,006
Unisys Corp.,
6.25%, 8/15/17	837	848,509
Western Digital Corp. (a)(c),
10.50%, 4/1/24	2,025	2,399,625

		9,249,123

Containers & Packaging—0.1%
Owens-Brockway Glass Container, Inc. (a)(c),
5.00%, 1/15/22	385	395,106

Distribution/Wholesale—1.7%
H&E Equipment Services, Inc.,
7.00%, 9/1/22	2,255	2,384,663
HD Supply, Inc. (a)(c),
5.75%, 4/15/24	460	486,772
Park-Ohio Industries, Inc.,
8.125%, 4/1/21	3,165	3,283,687

		6,155,122

Diversified Financial Services—5.0%
Ally Financial, Inc.,
5.75%, 11/20/25	2,345	2,347,931
8.00%, 3/15/20	1,805	2,048,675
Community Choice Financial, Inc.,
10.75%, 5/1/19	2,060	1,720,100
Energizer Holdings, Inc. (a)(c),
5.50%, 6/15/25	1,800	1,809,000
International Lease Finance Corp.,
8.25%, 12/15/20	1,600	1,868,000
Nationstar Mortgage LLC,
7.875%, 10/1/20	1,725	1,794,000
9.625%, 5/1/19	1,000	1,050,000
Navient Corp.,
6.625%, 7/26/21	2,045	2,167,700
7.25%, 9/25/23	1,330	1,369,900
Springleaf Finance Corp.,
6.90%, 12/15/17	365	381,535
8.25%, 10/1/23	1,170	1,228,500

		17,785,341

Electric Utilities—0.7%
NRG Energy, Inc.,
6.25%, 5/1/24	2,400	2,370,000

Electrical Equipment—0.0%
Anixter, Inc.,
5.125%, 10/1/21	100	104,500

Schedule of Investments

AllianzGI High Yield Bond Fund

December 31, 2016 (unaudited) (continued)

	Principal Amount (000s)	Value*

Electronics—0.6%
Kemet Corp.,
10.50%, 5/1/18	$2,059	$2,057,713

Engineering & Construction—0.8%
AECOM,
5.875%, 10/15/24	2,755	2,955,041

Entertainment—1.9%
Cedar Fair L.P.,
5.375%, 6/1/24	3,145	3,255,075
International Game Technology PLC (a)(c),
6.25%, 2/15/22	3,190	3,437,225

		6,692,300

Food & Beverage—0.9%
Albertsons Cos. LLC (a)(c),
6.625%, 6/15/24	750	783,750
Lamb Weston Holdings, Inc. (a)(c),
4.875%, 11/1/26	400	396,750
Post Holdings, Inc. (a)(c),
7.75%, 3/15/24	1,675	1,867,625

		3,048,125

Healthcare-Products—2.4%
Hologic, Inc. (a)(c),
5.25%, 7/15/22	2,245	2,371,281
Kinetic Concepts, Inc. (a)(c),
9.625%, 10/1/21	3,005	3,192,812
Teleflex, Inc.,
5.25%, 6/15/24	2,855	2,944,219

		8,508,312

Healthcare-Services—5.1%
Centene Corp.,
4.75%, 1/15/25	1,170	1,145,137
Community Health Systems, Inc.,
7.125%, 7/15/20	1,990	1,522,947
DaVita, Inc.,
5.125%, 7/15/24	3,810	3,807,619
Envision Healthcare Corp. (a)(c),
5.125%, 7/1/22	1,900	1,902,375
6.25%, 12/1/24	935	988,763
HCA, Inc.,
7.50%, 2/15/22	2,500	2,843,750
Kindred Healthcare, Inc.,
6.375%, 4/15/22	1,803	1,615,939
8.75%, 1/15/23	1,235	1,159,356
Tenet Healthcare Corp.,
8.125%, 4/1/22	3,335	3,163,247

		18,149,133

Home Builders—2.6%
Beazer Homes USA, Inc. (a)(c),
8.75%, 3/15/22	1,830	1,980,975

	Principal Amount (000s)	Value*

Brookfield Residential Properties, Inc. (a)(c),
6.50%, 12/15/20	$1,665	$1,710,787
CalAtlantic Group, Inc.,
5.875%, 11/15/24	615	627,300
8.375%, 5/15/18	1,360	1,482,400
KB Home,
8.00%, 3/15/20	3,105	3,431,025

		9,232,487

Household Products/Wares—0.8%
Spectrum Brands, Inc.,
5.75%, 7/15/25	2,750	2,866,875

Housewares—0.7%
Newell Brands, Inc.,
5.00%, 11/15/23	2,325	2,493,848

Insurance—0.9%
CNO Financial Group, Inc.,
5.25%, 5/30/25	3,310	3,322,413

Internet & Catalog Retail—0.7%
Netflix, Inc.,
5.875%, 2/15/25	2,420	2,616,625

Iron/Steel—2.6%
AK Steel Corp.,
7.50%, 7/15/23	1,395	1,551,938
7.625%, 5/15/20	365	374,125
8.375%, 4/1/22	675	713,391
ArcelorMittal,
10.85%, 6/1/19	2,315	2,720,125
Steel Dynamics, Inc.,
5.50%, 10/1/24	830	881,875
United States Steel Corp. (a)(c),
8.375%, 7/1/21	2,580	2,858,717

		9,100,171

Lodging—1.1%
MGM Resorts International,
6.625%, 12/15/21	2,000	2,240,000
Wynn Las Vegas LLC (a)(c),
5.50%, 3/1/25	1,685	1,675,733

		3,915,733

Machinery-Construction & Mining—0.7%
BlueLine Rental Finance Corp. (a)(c),
7.00%, 2/1/19	2,500	2,450,000

Machinery-Diversified—0.6%
Zebra Technologies Corp.,
7.25%, 10/15/22	1,930	2,108,525

Media—6.4%
CCO Holdings LLC,
5.50%, 5/1/26 (a)(c)	2,005	2,050,113
5.75%, 1/15/24	2,070	2,183,850

Schedule of Investments

AllianzGI High Yield Bond Fund

December 31, 2016 (unaudited) (continued)

	Principal Amount (000s)	Value*

Clear Channel Worldwide Holdings, Inc.,
6.50%, 11/15/22	$2,195	$2,255,362
CSC Holdings LLC,
6.75%, 11/15/21	2,360	2,542,900
DISH DBS Corp.,
5.875%, 7/15/22	3,400	3,587,000
Gray Television, Inc. (a)(c),
5.875%, 7/15/26	2,605	2,591,975
LIN Television Corp.,
5.875%, 11/15/22	1,930	1,973,425
LiveStyle, Inc. (a)(b)(c)(d),
9.625%, 2/1/19	2,761	27,610
McClatchy Co.,
9.00%, 12/15/22	2,410	2,578,700
Nexstar Escrow Corp. (a)(c),
5.625%, 8/1/24	2,795	2,781,025

		22,571,960

Mining—3.6%
Alcoa Nederland Holding BV (a)(c),
6.75%, 9/30/24	1,800	1,957,500
7.00%, 9/30/26	1,335	1,465,162
Freeport-McMoRan, Inc.,
3.55%, 3/1/22	2,785	2,603,975
HudBay Minerals, Inc. (a)(c),
7.25%, 1/15/23	385	399,438
7.625%, 1/15/25	1,330	1,385,700
Joseph T. Ryerson & Son, Inc. (a)(c),
11.00%, 5/15/22	2,515	2,772,787
Teck Resources Ltd. (a)(c),
8.00%, 6/1/21	375	413,438
8.50%, 6/1/24	1,375	1,588,125

		12,586,125

Miscellaneous Manufacturing—0.6%
Trinseo Materials Operating SCA (a)(c),
6.75%, 5/1/22	1,995	2,099,738

Oil, Gas & Consumable Fuels—8.6%
Callon Petroleum Co. (a)(c),
6.125%, 10/1/24	1,155	1,195,425
Calumet Specialty Products Partners L.P.,
6.50%, 4/15/21	1,935	1,649,588
Carrizo Oil & Gas, Inc.,
6.25%, 4/15/23	1,735	1,787,050
Chesapeake Energy Corp.,
6.625%, 8/15/20	2,185	2,217,775
8.00%, 1/15/25 (a)(c)	910	931,613
Continental Resources, Inc.,
5.00%, 9/15/22	2,125	2,152,922
CVR Refining LLC,
6.50%, 11/1/22	1,575	1,571,063
EP Energy LLC,
9.375%, 5/1/20	4,640	4,300,677

	Principal Amount (000s)	Value*

Oasis Petroleum, Inc.,
6.875%, 3/15/22	$3,225	$3,321,750
Range Resources Corp.,
4.875%, 5/15/25	2,730	2,658,337
Rice Energy, Inc.,
6.25%, 5/1/22	2,920	3,014,900
Sanchez Energy Corp.,
6.125%, 1/15/23	3,060	2,922,300
Sunoco L.P.,
6.375%, 4/1/23	1,805	1,836,587
Weatherford International Ltd.,
8.25%, 6/15/23	890	907,800

		30,467,787

Paper & Forest Products—0.5%
Mercer International, Inc.,
7.75%, 12/1/22	1,825	1,925,375

Pharmaceuticals—2.1%
Endo Finance LLC (a)(c),
5.375%, 1/15/23	2,915	2,492,325
Horizon Pharma, Inc.,
6.625%, 5/1/23	3,655	3,499,663
Valeant Pharmaceuticals International, Inc. (a)(c),
6.125%, 4/15/25	1,315	992,825
7.50%, 7/15/21	720	612,900

		7,597,713

Pipelines—1.5%
Energy Transfer Equity L.P.,
5.875%, 1/15/24	670	695,125
Sabine Pass Liquefaction LLC,
5.75%, 5/15/24	1,944	2,094,660
Tesoro Logistics L.P.,
6.125%, 10/15/21	765	805,163
6.25%, 10/15/22	1,605	1,709,325

		5,304,273

Real Estate—2.2%
Communications Sales & Leasing, Inc.,
8.25%, 10/15/23	2,740	2,918,100
Equinix, Inc.,
5.375%, 1/1/22	1,660	1,751,300
iStar, Inc.,
7.125%, 2/15/18	720	744,300
Kennedy-Wilson, Inc.,
5.875%, 4/1/24	2,481	2,536,823

		7,950,523

Retail—1.4%
Conn’s, Inc.,
7.25%, 7/15/22	1,605	1,412,400
Dollar Tree, Inc.,
5.75%, 3/1/23	2,165	2,303,170
Neiman Marcus Group Ltd. LLC (a)(c),
8.00%, 10/15/21	1,465	1,095,088

		4,810,658

Schedule of Investments

AllianzGI High Yield Bond Fund

December 31, 2016 (unaudited) (continued)

	Principal Amount (000s)	Value*

Semiconductors—4.0%
Advanced Micro Devices, Inc.,
6.75%, 3/1/19	$1,860	$2,004,150
7.50%, 8/15/22	2,008	2,183,700
Amkor Technology, Inc.,
6.375%, 10/1/22	2,000	2,092,500
Micron Technology, Inc.,
5.875%, 2/15/22	3,500	3,661,875
Qorvo, Inc.,
7.00%, 12/1/25	2,000	2,225,000
Sensata Technologies BV (a)(c),
5.625%, 11/1/24	1,785	1,867,556

		14,034,781

Semiconductors & Semiconductor Equipment—0.2%
Microsemi Corp. (a)(c),
9.125%, 4/15/23	570	666,900

Software—5.1%
Activision Blizzard, Inc. (a)(c),
6.125%, 9/15/23	1,250	1,368,193
Camelot Finance S.A. (a)(c),
7.875%, 10/15/24	2,600	2,697,500
First Data Corp. (a)(c),
7.00%, 12/1/23	3,635	3,880,362
j2 Cloud Services, Inc.,
8.00%, 8/1/20	2,780	2,892,937
MSCI, Inc. (a)(c),
5.25%, 11/15/24	1,950	2,052,375
Open Text Corp. (a)(c),
5.625%, 1/15/23	3,280	3,435,800
SS&C Technologies Holdings, Inc.,
5.875%, 7/15/23	1,590	1,655,588

		17,982,755

Specialty Retail—0.7%
L Brands, Inc.,
6.875%, 11/1/35	2,465	2,526,625

Telecommunications—12.2%
CenturyLink, Inc.,
7.50%, 4/1/24	2,550	2,683,875
Cincinnati Bell, Inc. (a)(c),
7.00%, 7/15/24	1,710	1,812,600
CommScope Technologies Finance LLC (a)(c),
6.00%, 6/15/25	1,890	2,012,850
Consolidated Communications, Inc., 6.50%, 10/1/22	3,020	3,012,450
EarthLink Holdings Corp.,
7.375%, 6/1/20	2,032	2,148,840
8.875%, 5/15/19	526	538,887
Frontier Communications Corp., 10.50%, 9/15/22	3,285	3,465,839
GTT Escrow Corp. (a)(c), 7.875%, 12/31/24	945	992,250

	Principal Amount (000s)	Value*

Hughes Satellite Systems Corp.,
7.625%, 6/15/21	$2,675	$2,945,844
Intelsat Jackson Holdings S.A.,
7.25%, 4/1/19	1,655	1,398,475
Level 3 Financing, Inc.,
5.375%, 5/1/25	3,180	3,251,550
Sprint Communications, Inc.,
6.00%, 11/15/22	2,465	2,489,650
11.50%, 11/15/21	3,515	4,332,238
T-Mobile USA, Inc.,
6.625%, 11/15/20	1,935	1,980,956
6.625%, 4/1/23	1,160	1,232,500
6.836%, 4/28/23	2,135	2,292,456
West Corp. (a)(c),
5.375%, 7/15/22	3,825	3,710,250
Windstream Services LLC,
7.50%, 6/1/22	3,000	2,955,000

		43,256,510

Transportation—1.0%
Erickson, Inc. (d),
8.25%, 5/1/20	2,301	673,043
XPO Logistics, Inc. (a)(c),
6.125%, 9/1/23	780	818,025
6.50%, 6/15/22	1,850	1,949,437

		3,440,505

Total Corporate Bonds & Notes (cost—$332,973,933)		338,135,713

	Shares

PREFERRED STOCK (b)(e)(g)—1.6%

Media—1.6%
LiveStyle, Inc. Ser. A	6,269	626,900
LiveStyle, Inc. Ser. B	57,581	5,051,581

Total Preferred Stock (cost—$6,259,719)		5,678,481

COMMON STOCK—0.2%

Advertising—0.2%
Affinion Group Holdings, Inc. Class A (b)(e)(f)(g) (acquisition cost—$769,740; purchased 11/9/15-11/12/15)	43,401	637,126

Media—0.0%
LiveStyle, Inc. (b)(e)(g)	67,983	7

Total Common Stock (cost—$769,740)		637,133

Schedule of Investments

AllianzGI High Yield Bond Fund

December 31, 2016 (unaudited) (continued)

	Units	Value*

WARRANTS—0.0%

Commercial Services—0.0%
Cenveo Corp., strike price $12.00, expires 6/10/24 (b)(e)(g)	243,090	$71,631

Media—0.0%
LiveStyle, Inc. Ser. C, expires 11/30/21 (b)(e)(g)	14,500	2

Total Warrants (cost—$67,409)		71,633

	Principal Amount (000s)

Repurchase Agreements—1.4%
State Street Bank and Trust Co., dated 12/30/16, 0.03%, due 1/3/17, proceeds $4,832,016; collateralized by U.S. Treasury Bonds, 3.125%, due 2/15/43, valued at $4,931,689 including accrued interest (cost—$4,832,000)	$4,832	4,832,000

Total Investments (cost—$344,902,801)—98.6%		349,354,960

Other assets less liabilities—1.4%		4,982,475

Net Assets—100.0%		$354,337,435

Notes to Schedule of Investments:

(a)	Private Placement—Restricted as to resale and may not have a readily available market. Securities with an aggregate value of $106,381,803, representing 30.0% of net assets.
(b)	Illiquid.
(c)	144A—Exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, typically only to qualified institutional buyers. Unless otherwise indicated, these securities are not considered to be illiquid.
(d)	In default.
(e)	Fair-Valued—Securities with an aggregate value of $6,387,247, representing 1.8% of net assets.
(f)	Restricted. The aggregate acquisition cost of such security is $769,740. The aggregate value is $637,126, representing 0.2% of net assets.
(g)	Non-income producing.

Schedule of Investments

AllianzGI International Growth Fund

December 31, 2016 (unaudited)

	Shares	Value*

COMMON STOCK—99.2%

Australia—2.2%
CSL Ltd.	3,645	$263,606
REA Group Ltd.	3,692	146,720
SEEK Ltd.	15,551	166,554

		576,880

Brazil—4.6%
Ambev S.A.	41,055	206,492
Lojas Renner S.A.	30,265	214,951
Odontoprev S.A.	65,133	251,811
Raia Drogasil S.A.	16,204	304,383
WEG S.A.	43,986	209,049

		1,186,686

Canada—9.4%
Alimentation Couche-Tard, Inc., Class B	13,429	608,913
Canadian National Railway Co.	8,370	563,299
Constellation Software, Inc.	1,362	618,913
Restaurant Brands International, Inc.	13,961	664,958

		2,456,083

China—4.3%
Baidu, Inc. ADR (c)	3,210	527,756
Tencent Holdings Ltd.	24,362	590,708

		1,118,464

Denmark—8.8%
Ambu A/S, Class B	8,539	342,342
Coloplast A/S, Class B	4,519	304,394
DSV A/S	13,897	617,169
Novo Nordisk A/S, Class B	20,614	739,469
SimCorp A/S	5,768	280,902

		2,284,276

France—5.2%
Dassault Systemes	4,039	307,432
Ingenico Group S.A.	4,968	396,376
Legrand S.A.	4,370	247,933
Societe BIC S.A.	2,929	397,983

		1,349,724

Germany—12.0%
Bechtle AG	3,566	370,781
Fresenius SE & Co. KGaA	4,692	366,027
Infineon Technologies AG	40,716	704,284
Norma Group SE	4,055	172,729
SAP SE	12,158	1,051,728
Scout24 AG (a)(c)	12,779	455,453

		3,121,002

Hong Kong—1.8%
AIA Group Ltd.	81,802	458,242

India—1.0%
HDFC Bank Ltd. ADR	4,201	254,917

	Shares	Value*

Indonesia—1.8%
Ace Hardware Indonesia Tbk PT	3,617,314	$224,144
Bank Central Asia Tbk PT	204,723	234,883

		459,027

Ireland—1.5%
Kingspan Group PLC	14,375	390,402

Japan—8.1%
Hoshizaki Corp.	4,606	364,653
Keyence Corp.	1,055	721,883
Nippon Paint Holdings Co., Ltd.	11,740	318,679
Sundrug Co., Ltd.	5,944	410,976
Sysmex Corp.	5,255	303,631

		2,119,822

Korea (Republic of)—1.8%
LG Household & Health Care Ltd.	657	466,136

Luxembourg—1.3%
Samsonite International S.A.	122,543	348,828

Mexico—1.0%
Fomento Economico Mexicano S.A.B de C.V. UNIT	32,992	251,128

Netherlands—2.8%
ASML Holding NV	3,787	424,410
GrandVision NV (a)	13,500	296,838

		721,248

Philippines—1.7%
Jollibee Foods Corp.	42,047	163,798
Universal Robina Corp.	86,456	283,982

		447,780

Spain—3.3%
Amadeus IT Group S.A.	11,508	521,935
Industria de Diseno Textil S.A.	10,275	350,028

		871,963

Sweden—8.5%
Assa Abloy AB, Class B	22,746	420,884
Atlas Copco AB, Class A	11,796	357,850
Elekta AB, Class B	27,031	238,645
Hexagon AB, Class B	14,429	513,902
Hexpol AB	51,771	478,598
Trelleborg AB, Class B	10,577	207,701

		2,217,580

Switzerland—4.0%
Cie Financiere Richemont S.A.	5,102	337,194
Partners Group Holding AG	748	350,167
Roche Holding AG	1,543	351,730

		1,039,091

United Kingdom—14.1%
British American Tobacco PLC	13,434	761,377
DCC PLC	4,362	324,232

Schedule of Investments

AllianzGI International Growth Fund

December 31, 2016 (unaudited) (continued)

	Shares	Value*

Diageo PLC	11,606	$301,174
Prudential PLC	17,742	354,085
Reckitt Benckiser Group PLC	9,660	818,278
Rotork PLC	67,952	201,655
Shire PLC	7,354	419,908
Unilever PLC	12,291	497,046

		3,677,755

Total Common Stock (cost—$27,527,405)		25,817,034

	Principal Amount (000s)

Repurchase Agreements—0.7%
State Street Bank and Trust Co., dated 12/30/16, 0.03%, due 1/3/17, proceeds $179,001; collateralized by U.S. Treasury Bonds, 3.125%, due 2/15/43, valued at $183,410 including accrued interest (cost—$179,000)	$179	179,000

Total Investments (cost—$27,706,405) (b)—99.9%		25,996,034

Other assets less liabilities—0.1%		17,106

Net Assets—100.0%		$26,013,140

Notes to Schedule of Investments:

(a)	144A—Exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, typically only to qualified institutional buyers. Unless otherwise indicated, these securities are not considered to be illiquid.
(b)	Securities with an aggregate value of $21,936,748, representing 84.3% of net assets, were valued utilizing modeling tools provided by a third-party vendor.
(c)	Non-income producing.

Glossary:

ADR—American Depositary Receipt

UNIT—More than one class of securities traded together.

The industry classification of portfolio holdings and other assets less liabilities shown as a percentage of net assets were as follows:

Software	8.7%
Electronic Equipment, Instruments & Components	6.3%
Internet Software & Services	6.1%
Machinery	5.8%
Food & Staples Retailing	5.1%
Health Care Equipment & Supplies	4.6%
Road & Rail	4.5%
Semiconductors & Semiconductor Equipment	4.3%
Pharmaceuticals	4.2%
Personal Products	3.7%
IT Services	3.4%
Specialty Retail	3.4%
Hotels, Restaurants & Leisure	3.2%
Household Products	3.1%
Insurance	3.1%
Building Products	3.1%
Chemicals	3.1%
Tobacco	2.9%
Beverages	2.9%
Textiles, Apparel & Luxury Goods	2.6%
Biotechnology	2.6%
Health Care Providers & Services	2.4%
Banks	1.9%
Commercial Services & Supplies	1.5%
Capital Markets	1.3%
Industrial Conglomerates	1.3%
Food Products	1.1%
Electrical Equipment	1.0%
Multi-line Retail	0.8%
Professional Services	0.6%
Media	0.6%
Repurchase Agreements	0.7%
Other assets less liabilities	0.1%

100.0%

Schedule of Investments

AllianzGI International Small-Cap Fund

December 31, 2016 (unaudited)

	Shares	Value*

COMMON STOCK—100.2%

Australia—5.1%
Adelaide Brighton Ltd.	85,325	$333,745
AMA Group Ltd.	7,962	5,651
Boral Ltd.	52,690	205,126
Challenger Ltd.	82,614	667,513
LendLease Group UNIT	35,632	374,440
Mantra Group Ltd.	263,536	583,730
McMillan Shakespeare Ltd.	62,901	492,531
OFX Group Ltd.	360,108	435,824
Santos Ltd.	166,540	479,741
Spotless Group Holdings Ltd.	884,253	630,308

		4,208,609

Austria—3.6%
ams AG	31,210	884,393
Schoeller-Bleckmann Oilfield Equipment AG	11,418	917,948
Wienerberger AG	65,727	1,141,249

		2,943,590

China—2.6%
China Everbright International Ltd.	353,000	398,160
China State Construction International Holdings Ltd.	394,000	587,094
Nexteer Automotive Group Ltd.	789,000	934,257
Sunny Optical Technology Group Co., Ltd.	60,000	261,539

		2,181,050

Denmark—2.9%
Ambu A/S, Class B	23,958	960,514
SimCorp A/S	29,320	1,427,887

		2,388,401

Finland—3.9%
Amer Sports Oyj	36,987	981,503
Huhtamaki Oyj	31,495	1,167,228
Outotec Oyj (c)	209,767	1,096,805

		3,245,536

France—7.9%
APERAM S.A.	25,096	1,145,279
Euronext NV (a)	40,079	1,651,898
Korian S.A.	39,923	1,169,424
Nexity S.A. (c)	27,311	1,277,379
Sartorius Stedim Biotech	20,941	1,321,194

		6,565,174

Germany—4.7%
Aareal Bank AG	37,062	1,390,039
Bechtle AG	12,613	1,311,457
CANCOM SE	24,290	1,152,182

		3,853,678

Hong Kong—0.7%
Techtronic Industries Co., Ltd.	159,000	568,978

	Shares	Value*

Ireland—1.7%
Kingspan Group PLC	51,860	$1,408,434

Italy—2.8%
De’ Longhi SpA	49,021	1,163,612
Yoox Net-A-Porter Group SpA (c)	39,483	1,116,464

		2,280,076

Japan—32.2%
Aica Kogyo Co., Ltd.	33,000	868,727
Bandai Namco Holdings, Inc.	29,200	803,729
Daicel Corp.	72,700	799,267
Daifuku Co., Ltd.	120,400	2,557,874
Disco Corp.	14,800	1,789,335
Don Quijote Holdings Co., Ltd.	8,700	321,076
Fujitsu General Ltd.	95,000	2,006,510
Gunma Bank Ltd.	309,173	1,689,541
Hoshizaki Corp.	14,300	1,132,119
Kyudenko Corp.	41,300	1,106,770
Lion Corp.	55,000	901,525
MISUMI Group, Inc.	81,900	1,345,347
Mitsubishi Materials Corp.	35,400	1,082,787
Mitsubishi UFJ Lease & Finance Co., Ltd.	389,700	2,009,969
Morinaga Milk Industry Co., Ltd.	134,000	963,351
Pigeon Corp.	17,100	436,018
Ryohin Keikaku Co., Ltd.	4,900	959,093
Sanwa Holdings Corp.	44,200	420,385
Siix Corp.	9,800	330,156
Start Today Co., Ltd.	28,600	492,672
Teijin Ltd.	43,300	874,906
Temp Holdings Co., Ltd.	34,900	539,719
Ulvac, Inc.	52,700	1,608,816
Yamaha Motor Co., Ltd.	71,800	1,574,506

		26,614,198

Korea (Republic of)—1.2%
Dongbu Insurance Co., Ltd.	7,897	408,843
LIG Nex1 Co., Ltd.	8,687	578,362

		987,205

Netherlands—5.3%
Aalberts Industries NV	45,984	1,489,787
Flow Traders (a)	39,275	1,351,754
IMCD Group NV	35,730	1,522,878

		4,364,419

Philippines—0.7%
Cosco Capital, Inc.	3,222,700	550,746

Spain—1.5%
Melia Hotels International S.A.	105,140	1,223,987

Sweden—7.6%
AAK AB	20,493	1,347,595
Fastighets AB Balder, Class B (c)	48,730	983,152
Indutrade AB	21,269	426,255
JM AB	31,115	896,983

Schedule of Investments

AllianzGI International Small-Cap Fund

December 31, 2016 (unaudited) (continued)

	Shares	Value*

NetEnt AB (c)	143,970	$1,107,911
Nibe Industrier AB, Class B	199,488	1,568,673

		6,330,569

Switzerland—3.7%
Georg Fischer AG	1,958	1,601,300
Interroll Holding AG	1,354	1,475,931

		3,077,231

Taiwan—1.3%
Ennoconn Corp.	23,063	292,540
Sinbon Electronics Co., Ltd.	262,940	571,977
Tung Thih Electronic Co., Ltd.	27,000	240,700

		1,105,217

United Kingdom—10.8%
ASOS PLC (c)	21,591	1,319,165
Auto Trader Group PLC (a)	292,288	1,469,484
Genus PLC	38,904	861,097
Inmarsat PLC	101,224	936,584
Intermediate Capital Group PLC	174,488	1,502,264
Senior PLC	146,074	349,330
Spectris PLC	42,604	1,213,994
Tullow Oil PLC (c)	330,757	1,274,914

		8,926,832

Total Investments (cost—$75,524,995) (b)—100.2%		82,823,930

Liabilities in excess of other assets (d)—(0.2)%		(132,676)

Net Assets—100.0%		$82,691,254

Notes to Schedule of Investments:

(a)	144A—Exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, typically only to qualified institutional buyers. Unless otherwise indicated, these securities are not considered to be illiquid.
(b)	Securities with an aggregate value of $76,414,341, representing 92.4% of net assets, were valued utilizing modeling tools provided by a third-party vendor.
(c)	Non-income producing.

(d)	Includes net unrealized appreciation (depreciation) of other financial instruments as follows:

Forward foreign currency contracts outstanding at December 31, 2016:

	Counterparty	U.S.$ Value on Origination Date	U.S.$ Value December 31, 2016	Unrealized Appreciation
Sold:
63,266,917 Japanese Yen settling 1/5/17	Northern Trust Company	$541,746	$541,321	$425

Glossary:

UNIT—More than one class of securities traded together.

Schedule of Investments

AllianzGI International Small-Cap Fund

December 31, 2016 (unaudited) (continued)

The industry classification of portfolio holdings and liabilities in excess of other assets shown as a percentage of net assets were as follows:

Machinery	10.0%
Household Durables	5.6%
Capital Markets	5.5%
Semiconductors & Semiconductor Equipment	5.2%
Building Products	5.2%
Trading Companies & Distributors	4.0%
Diversified Financial Services	3.8%
Internet & Catalog Retail	3.5%
Construction & Engineering	3.4%
Real Estate Management & Development	3.2%
Internet Software & Services	3.1%
IT Services	3.0%
Electronic Equipment, Instruments & Components	2.9%
Food Products	2.8%
Health Care Equipment & Supplies	2.8%
Metals & Mining	2.7%
Hotels, Restaurants & Leisure	2.2%
Leisure Equipment & Products	2.2%
Oil, Gas & Consumable Fuels	2.1%
Banks	2.0%
Construction Materials	2.0%
Chemicals	2.0%
Automobiles	1.9%
Software	1.7%
Thrifts & Mortgage Finance	1.7%
Household Products	1.6%
Multi-line Retail	1.5%
Auto Components	1.4%
Health Care Providers & Services	1.4%
Containers & Packaging	1.4%
Professional Services	1.3%
Commercial Services & Supplies	1.2%
Diversified Telecommunication Services	1.1%
Aerospace & Defense	1.1%
Energy Equipment & Services	1.1%
Biotechnology	1.0%
Food & Staples Retailing	0.7%
Insurance	0.5%
Technology Hardware, Storage & Peripherals	0.4%
Specialty Retail	0.0%
Liabilities in excess of other assets	(0.2)%

100.0%

Schedule of Investments

AllianzGI Micro Cap Fund

December 31, 2016 (unaudited)

	Shares	Value*

COMMON STOCK—101.1%

Air Freight & Logistics—0.6%
Echo Global Logistics, Inc. (a)	7,933	$198,722

Auto Components—2.8%
Modine Manufacturing Co. (a)	23,835	355,142
Motorcar Parts of America, Inc. (a)	11,097	298,731
Tower International, Inc.	11,603	328,945

		982,818

Banks—6.0%
CU Bancorp (a)	6,227	222,927
Franklin Financial Network, Inc. (a)	8,956	374,809
Pacific Premier Bancorp, Inc. (a)	15,265	539,618
Preferred Bank	4,401	230,700
Seacoast Banking Corp. of Florida (a)	20,481	451,811
Stonegate Bank	6,972	290,941

		2,110,806

Beverages—2.4%
Craft Brew Alliance, Inc. (a)	11,277	190,581
MGP Ingredients, Inc.	7,177	358,707
Primo Water Corp. (a)	22,804	280,033

		829,321

Biotechnology—9.0%
Advaxis, Inc. (a)	13,721	98,242
Agenus, Inc. (a)	22,066	90,912
BioSpecifics Technologies Corp. (a)	5,059	281,786
Blueprint Medicines Corp. (a)	5,126	143,784
Cara Therapeutics, Inc. (a)	18,151	168,623
Concert Pharmaceuticals, Inc. (a)	11,263	115,896
Dynavax Technologies Corp. (a)	9,981	39,425
Eagle Pharmaceuticals, Inc. (a)	3,305	262,219
Flexion Therapeutics, Inc. (a)	10,924	207,775
Heron Therapeutics, Inc. (a)	7,796	102,128
Inovio Pharmaceuticals, Inc. (a)	18,441	127,981
La Jolla Pharmaceutical Co. (a)	9,121	159,891
Lion Biotechnologies, Inc. (a)	18,452	128,241
MacroGenics, Inc. (a)	7,305	149,314
Pfenex, Inc. (a)	12,189	110,554
Progenics Pharmaceuticals, Inc. (a)	19,212	165,992
Repligen Corp. (a)	10,353	319,079
Synergy Pharmaceuticals, Inc. (a)	44,885	273,350
Vanda Pharmaceuticals, Inc. (a)	13,477	214,958

		3,160,150

Building Products—2.7%
Patrick Industries, Inc. (a)	8,922	680,749
PGT, Inc. (a)	23,339	267,231

		947,980

Chemicals—2.4%
American Vanguard Corp.	17,607	337,174
Flotek Industries, Inc. (a)	15,137	142,136
Koppers Holdings, Inc. (a)	8,609	346,943

		826,253

	Shares	Value*

Commercial Services & Supplies—0.7%
Hudson Technologies, Inc. (a)	31,607	$253,172

Communications Equipment—1.3%
Oclaro, Inc. (a)	31,242	279,616
ShoreTel, Inc. (a)	27,104	193,793

		473,409

Construction & Engineering—3.0%
Argan, Inc.	6,773	477,835
Comfort Systems USA, Inc.	7,699	256,377
NV5 Global, Inc. (a)	9,201	307,313

		1,041,525

Construction Materials—1.4%
U.S. Concrete, Inc. (a)	7,379	483,324

Diversified Consumer Services—1.1%
Carriage Services, Inc.	13,443	385,008

Diversified Telecommunication Services—0.6%
Inteliquent, Inc.	9,402	215,494

Electronic Equipment, Instruments & Components—1.8%
ePlus, Inc. (a)	3,097	356,774
Mesa Laboratories, Inc.	2,145	263,299

		620,073

Food Products—1.1%
John B Sanfilippo & Son, Inc.	5,565	391,720

Health Care Equipment & Supplies—8.0%
AtriCure, Inc. (a)	13,120	256,758
AxoGen, Inc. (a)	24,193	217,737
CryoLife, Inc. (a)	11,973	229,283
Cynosure, Inc., Class A (a)	4,723	215,369
GenMark Diagnostics, Inc. (a)	22,493	275,314
Inogen, Inc. (a)	7,027	472,004
LeMaitre Vascular, Inc.	21,461	543,822
Surmodics, Inc. (a)	8,980	228,092
Vascular Solutions, Inc. (a)	6,552	367,567

		2,805,946

Health Care Providers & Services—4.0%
Aceto Corp.	13,604	298,880
BioTelemetry, Inc. (a)	27,173	607,316
Cross Country Healthcare, Inc. (a)	22,652	353,598
RadNet, Inc. (a)	23,435	151,156

		1,410,950

Health Care Technology—1.6%
HealthStream, Inc. (a)	7,378	184,819
Vocera Communications, Inc. (a)	19,543	361,350

		546,169

Hotels, Restaurants & Leisure—3.1%
Carrols Restaurant Group, Inc. (a)	31,070	473,817
Chuy’s Holdings, Inc. (a)	7,017	227,702

Schedule of Investments

AllianzGI Micro Cap Fund

December 31, 2016 (unaudited) (continued)

	Shares	Value*

Eldorado Resorts, Inc. (a)	23,640	$400,698

		1,102,217

Household Durables—2.2%
LGI Homes, Inc. (a)	15,358	441,235
M/I Homes, Inc. (a)	12,764	321,398

		762,633

Household Products—0.6%
Orchids Paper Products Co.	7,677	200,984

Insurance—0.6%
Atlas Financial Holdings, Inc. (a)	11,273	203,478

Internet & Catalog Retail—2.1%
Duluth Holdings, Inc., Class B (a)	9,934	252,324
Nutrisystem, Inc.	14,403	499,064

		751,388

Internet Software & Services—6.8%
Amber Road, Inc. (a)	34,877	316,683
Autobytel, Inc. (a)	18,839	253,385
Five9, Inc. (a)	30,906	438,556
GTT Communications, Inc. (a)	13,650	392,438
Instructure, Inc. (a)	12,649	247,288
IntraLinks Holdings, Inc. (a)	21,462	290,166
SPS Commerce, Inc. (a)	2,807	196,181
Xactly Corp. (a)	21,747	239,217

		2,373,914

IT Services—1.7%
Hackett Group, Inc.	19,105	337,394
Planet Payment, Inc. (a)	62,810	256,265

		593,659

Leisure Equipment & Products—1.1%
Nautilus, Inc. (a)	20,248	374,588

Life Sciences Tools & Services—2.3%
Albany Molecular Research, Inc. (a)	18,069	338,975
NeoGenomics, Inc. (a)	56,416	483,485

		822,460

Machinery—5.0%
Energy Recovery, Inc. (a)	16,023	165,838
Global Brass & Copper Holdings, Inc.	6,575	225,522
Kadant, Inc.	5,733	350,860
Lydall, Inc. (a)	8,420	520,777
NN, Inc.	11,474	218,580
Titan International, Inc.	23,336	261,596

		1,743,173

Media—0.7%
Entravision Communications Corp., Class A	37,203	260,421

Oil, Gas & Consumable Fuels—3.6%
Aegean Marine Petroleum Network, Inc.	22,942	232,861
Bill Barrett Corp. (a)	21,735	151,928

	Shares	Value*

Evolution Petroleum Corp.	25,954	$259,540
Ring Energy, Inc. (a)	25,857	335,882
Sanchez Energy Corp. (a)	29,463	266,051

		1,246,262

Pharmaceuticals—5.1%
Amphastar Pharmaceuticals, Inc. (a)	11,367	209,380
ANI Pharmaceuticals, Inc. (a)	6,531	395,909
Corcept Therapeutics, Inc. (a)	18,996	137,911
Dermira, Inc. (a)	7,078	214,676
Intersect ENT, Inc. (a)	11,929	144,341
Omeros Corp. (a)	15,736	156,101
Supernus Pharmaceuticals, Inc. (a)	10,597	267,574
Teligent, Inc. (a)	41,450	273,985

		1,799,877

Professional Services—1.5%
GP Strategies Corp. (a)	8,747	250,164
Kforce, Inc.	11,307	261,192

		511,356

Road & Rail—0.4%
Celadon Group, Inc.	18,506	132,318

Semiconductors & Semiconductor Equipment—4.8%
CEVA, Inc. (a)	11,779	395,185
FormFactor, Inc. (a)	26,200	293,440
Impinj, Inc. (a)	9,505	335,907
NeoPhotonics Corp. (a)	23,732	256,543
PDF Solutions, Inc. (a)	18,378	414,424

		1,695,499

Software—3.5%
Callidus Software, Inc. (a)	20,333	341,594
Model N, Inc. (a)	19,603	173,487
PROS Holdings, Inc. (a)	8,489	182,683
Silver Spring Networks, Inc. (a)	23,795	316,711
Telenav, Inc. (a)	30,350	213,968

		1,228,443

Specialty Retail—0.5%
Shoe Carnival, Inc.	6,646	179,309

Technology Hardware, Storage & Peripherals—0.6%
USA Technologies, Inc. (a)	47,001	202,104

Thrifts & Mortgage Finance—3.3%
First Defiance Financial Corp.	6,922	351,222
LendingTree, Inc. (a)	3,665	371,448
Meridian Bancorp, Inc.	22,667	428,406

		1,151,076

Wireless Telecommunication Services—1.1%
Boingo Wireless, Inc. (a)	31,442	383,278

Total Common Stock (cost—$26,459,849)		35,401,277

Schedule of Investments

AllianzGI Micro Cap Fund

December 31, 2016 (unaudited) (continued)

	Principal Amount (000s)	Value*

Repurchase Agreements—2.1%
State Street Bank and Trust Co., dated 12/30/16, 0.03%, due 1/3/17, proceeds $740,002; collateralized by U.S. Treasury Bonds, 3.125%, due 2/15/43, valued at $759,113 including accrued interest (cost—$740,000)	$740	$740,000

Total Investments (cost—$27,199,849)—103.2%		36,141,277

Liabilities in excess of other assets—(3.2)%		(1,113,359)

Net Assets—100.0%		$35,027,918

Notes to Schedule of Investments:

(a)	Non-income producing.

Schedule of Investments

AllianzGI Multi-Asset Real Return Fund

December 31, 2016 (unaudited)

	Shares	Value*

MUTUAL FUNDS (b)(c)—62.4%

AllianzGI Global Natural Resources	70,723	$1,159,859
AllianzGI Short Duration High Income	19,271	291,768
PIMCO Commodity RealReturn Strategy	158,975	1,138,259

Total Mutual Funds (cost—$2,711,279)		2,589,886

EXCHANGE-TRADED FUNDS—14.7%

iShares iBoxx $ High Yield Corporate Bond	901	77,982
PIMCO 1-5 Year U.S. TIPS Index (b)	3,802	199,491
PIMCO Broad U.S. TIPS Index (b)	5,812	333,841

Total Exchange-Traded Funds (cost—$605,266)		611,314

COMMON STOCK—14.7%

Australia—1.8%
Dexus Property Group REIT	1,115	7,735
Goodman Group REIT	1,464	7,518
GPT Group REIT	1,482	5,373
LendLease Group UNIT	454	4,771
Mirvac Group REIT	3,061	4,701
Scentre Group REIT	4,455	14,913
Stockland REIT	1,965	6,492
Vicinity Centres REIT	5,627	12,135
Westfield Corp. REIT	1,625	10,987

		74,625

Austria—0.1%
BUWOG AG (d)	101	2,345

Canada—0.2%
Brookfield Business Partners L.P. UNIT	14	337
First Capital Realty, Inc.	157	2,417
H&R Real Estate Investment Trust REIT	114	1,899
RioCan Real Estate Investment Trust REIT	131	2,598

		7,251

France—0.4%
Fonciere Des Regions REIT	25	2,180
Gecina S.A. REIT	29	4,005
ICADE REIT	28	1,996
Klepierre REIT	182	7,141

		15,322

Germany—0.5%
Deutsche Wohnen AG	279	8,751
Vonovia SE	382	12,403

		21,154

Hong Kong—2.1%
Cheung Kong Property Holdings Ltd.	2,263	13,820
Hang Lung Properties Ltd.	1,878	3,960
Henderson Land Development Co., Ltd.	1,064	5,639
Hysan Development Co., Ltd.	541	2,231

	Shares	Value*

Kerry Properties Ltd.	548	$1,482
Link REIT	1,900	12,318
New World Development Co., Ltd.	5,440	5,732
Sino Land Co., Ltd.	3,271	4,877
Sun Hung Kai Properties Ltd.	1,464	18,436
Swire Pacific Ltd., Class A	493	4,691
Swire Properties Ltd.	986	2,714
Wharf Holdings Ltd.	1,136	7,525
Wheelock & Co., Ltd.	856	4,804

		88,229

Japan—2.7%
Aeon Mall Co., Ltd.	130	1,827
Daito Trust Construction Co., Ltd.	61	9,171
Daiwa House Industry Co., Ltd.	500	13,635
Hulic Co., Ltd.	325	2,883
Japan Prime Realty Investment Corp. REIT	1	3,945
Japan Real Estate Investment Corp. REIT	1	5,461
Japan Retail Fund Investment Corp. REIT	2	4,054
Mitsubishi Estate Co., Ltd.	1,048	20,818
Mitsui Fudosan Co., Ltd.	796	18,428
Nippon Building Fund, Inc. REIT	1	5,544
Nippon Prologis REIT, Inc. REIT	1	2,045
Nomura Real Estate Holdings, Inc.	106	1,799
Nomura Real Estate Master Fund, Inc.	3	4,541
NTT Urban Development Corp.	200	1,763
Sumitomo Realty & Development Co., Ltd.	303	8,044
Tokyo Tatemono Co., Ltd.	200	2,670
Tokyu Fudosan Holdings Corp.	431	2,538
United Urban Investment Corp. REIT	2	3,051

		112,217

Netherlands—0.5%
Unibail-Rodamco SE REIT	81	19,303

Singapore—0.5%
Ascendas Real Estate Investment Trust REIT	1,722	2,692
CapitaLand Commercial Trust REIT	1,729	1,762
CapitaLand Ltd.	2,115	4,395
CapitaLand Mall Trust REIT	2,670	3,463
City Developments Ltd.	342	1,952
Global Logistic Properties Ltd.	2,200	3,331
Suntec Real Estate Investment Trust REIT	1,997	2,273
UOL Group Ltd.	395	1,628

		21,496

Switzerland—0.1%
Swiss Prime Site AG (d)	56	4,582

United Kingdom—0.6%
British Land Co. PLC REIT	803	6,232
Hammerson PLC REIT	644	4,539
Intu Properties PLC REIT	777	2,691
Land Securities Group PLC REIT	659	8,657
Segro PLC REIT	620	3,507

		25,626

Schedule of Investments

AllianzGI Multi-Asset Real Return Fund

December 31, 2016 (unaudited) (continued)

	Shares	Value*
United States—5.2%
American Tower Corp. REIT	178	$18,811
AvalonBay Communities, Inc.	55	9,743
BOSTON PROPERTIES, Inc.	64	8,050
Brixmor Property Group, Inc. REIT	74	1,807
Camden Property Trust REIT	37	3,111
CBRE Group, Inc., Class A (d)	124	3,905
Crown Castle International Corp.	141	12,235
Digital Realty Trust, Inc. REIT	57	5,601
Duke Realty Corp. REIT	145	3,851
Equinix, Inc.	25	8,935
Equity Residential REIT	153	9,847
Essex Property Trust, Inc. REIT	27	6,277
Extra Space Storage, Inc. REIT	46	3,553
Federal Realty Investment Trust REIT	29	4,121
General Growth Properties, Inc. REIT	242	6,045
HCP, Inc. REIT	192	5,706
Host Hotels & Resorts, Inc. REIT	320	6,029
Iron Mountain, Inc.	81	2,631
Jones Lang LaSalle, Inc.	19	1,920
Kimco Realty Corp. REIT	172	4,328
Liberty Property Trust REIT	64	2,528
Macerich Co. REIT	57	4,038
Prologis, Inc. REIT	221	11,667
Public Storage REIT	61	13,633
Realogy Holdings Corp.	59	1,518
Realty Income Corp. REIT	99	5,691
Regency Centers Corp. REIT	34	2,344
Simon Property Group, Inc. REIT	130	23,097
SL Green Realty Corp. REIT	42	4,517
UDR, Inc. REIT	107	3,903
Ventas, Inc. REIT	137	8,565

	Shares	Value*

VEREIT, Inc. REIT	386	$3,266
Vornado Realty Trust REIT	71	7,410

		218,683

Total Common Stock (cost—$579,149)		610,833

	Principal Amount (000s)

Repurchase Agreements—5.8%
State Street Bank and Trust Co., dated 12/30/16, 0.03%, due 1/3/17, proceeds $243,001; collateralized by U.S. Treasury Bonds, 3.125%, due 2/15/43, valued at $249,641 including accrued interest (cost—$243,000)	$243	243,000

Total Investments (cost—$4,138,694) (a)—97.6%		4,055,033

Other assets less liabilities (e)—2.4%		99,215

Net Assets—100.0%		$4,154,248

Notes to Schedule of Investments:

(a)	Securities with an aggregate value of $384,899, representing 9.3% of net assets, were valued utilizing modeling tools provided by a third-party vendor.
(b)	Affiliated fund.
(c)	Institutional Class share.
(d)	Non-income producing.

(e)	Includes net unrealized appreciation (depreciation) of other financial instruments as follows:

Futures contracts outstanding at December 31, 2016:

Type	Contracts	Market Value (000s)	Expiration Date	Unrealized Appreciation (Depreciation)
Long: Dow Jones U.S. Real Estate Index	8	$244	3/17/17	$2,243
E-mini S&P 500 Index	3	335	3/17/17	(2,755)
Short: 2-Year U.S. Treasury Note	(2)	(434)	3/31/17	(191)
5-Year U.S. Treasury Note	(2)	(235)	3/31/17	402
Euro Currency	(1)	(132)	3/13/17	1,397

				$1,096

(f)	At December 31, 2016, the Fund pledged $63,605 in cash as collateral for derivatives.

Glossary:

REIT—Real Estate Investment Trust

TIPS—Treasury Inflation Protected Securities

UNIT—More than one class of securities traded together.

Schedule of Investments

AllianzGI Multi-Asset Real Return Fund

December 31, 2016 (unaudited) (continued)

The industry classification of portfolio holdings and other assets less liabilities shown as a percentage of net assets were as follows:

Mutual Funds	62.4%
Exchange-Traded Funds	14.7%
Equity Real Estate Investment Trusts (REITs)	9.6%
Real Estate Management & Development	5.1%
Construction & Engineering	0.0%
Repurchase Agreements	5.8%
Other assets less liabilities	2.4%

100.0%

Schedule of Investments

AllianzGI NFJ Emerging Markets Value Fund

December 31, 2016 (unaudited)

	Shares	Value*

COMMON STOCK—92.1%

Brazil—7.4%
Braskem S.A. ADR	6,600	$139,986
Cielo S.A.	14,000	119,714
CVC Brasil Operadora e Agencia de Viagens S.A.	19,400	141,094
Equatorial Energia S.A.	8,300	138,478
Estacio Participacoes S.A.	29,400	142,407
FPC Par Corretora de Seguros S.A.	33,600	138,954
Qualicorp S.A.	24,300	143,475
Sao Martinho S.A.	23,903	143,226
Smiles S.A.	10,100	138,626
Transmissora Alianca de Energia Eletrica S.A. UNIT	22,100	140,723

		1,386,683

Chile—1.4%
Enel Americas S.A.	812,042	127,299
Inversiones La Construccion S.A.	9,602	125,736

		253,035

China—23.7%
Agricultural Bank of China Ltd., Class H	319,000	130,189
Bank of China Ltd., Class H	291,000	128,309
Bank of Communications Co., Ltd., Class H	177,000	127,297
BYD Electronic International Co., Ltd.	168,000	131,786
China Communications Services Corp. Ltd., Class H	222,000	141,053
China Construction Bank Corp., Class H	179,000	137,084
China Lesso Group Holdings Ltd.	194,000	125,317
China Merchants Bank Co., Ltd., Class H	55,100	128,501
China State Construction Engineering Corp., Ltd.	102,200	129,899
Chongqing Rural Commercial Bank Co., Ltd., Class H	221,000	129,281
Guangdong Provincial Expressway Development Co., Ltd., Class B	199,520	125,705
Hua Hong Semiconductor Ltd. (a)	120,000	133,534
Huaxia Bank Co., Ltd., Class A	82,800	129,030
Huayu Automotive Systems Co., Ltd., Class A	56,800	130,213
Industrial & Commercial Bank of China Ltd., Class H	216,000	128,786
Kingboard Laminates Holdings Ltd.	142,000	139,118
Kweichow Moutai Co., Ltd., Class A	2,900	139,294
Lee & Man Paper Manufacturing Ltd.	178,000	137,253
Minth Group Ltd.	41,000	127,304
Nexteer Automotive Group Ltd.	108,000	127,883

	Shares	Value*

PICC Property & Casualty Co., Ltd., Class H	83,000	$128,374
Qingdao Port International Co., Ltd., Class H (a)	254,000	122,090
SAIC Motor Corp., Ltd., Class A	38,144	128,617
Shandong Hi-Speed Co., Ltd., Class A	143,400	133,724
Shanghai Pharmaceuticals Holding Co., Ltd., Class H	57,000	130,092
Shanghai Pudong Development Bank Co., Ltd., Class A	54,720	127,533
Shenzhen Expressway Co., Ltd., Class H	146,000	124,377
Sihuan Pharmaceutical Holdings Group Ltd.	450,000	124,958
Sinopec Shanghai Petrochemical Co., Ltd., Class H	260,000	140,337
Sinopharm Group Co., Ltd., Class H	30,000	122,950
Texhong Textile Group Ltd.	92,500	124,949
Tongda Group Holdings Ltd.	502,000	128,884
Zhejiang Expressway Co., Ltd., Class H	132,000	125,664
Zhengzhou Yutong Bus Co., Ltd., Class A	45,200	127,235

		4,416,620

Czech Republic—0.7%
Philip Morris CR AS	270	137,743

Hong Kong—2.1%
CITIC Telecom International Holdings Ltd.	410,000	122,828
NagaCorp Ltd.	225,000	129,395
Xinyi Glass Holdings Ltd. (d)	172,000	140,124

		392,347

India—9.2%
Bharat Petroleum Corp. Ltd.	14,622	136,259
Ceat Ltd.	7,484	127,557
Great Eastern Shipping Co., Ltd.	24,851	132,745
Hindustan Petroleum Corp., Ltd.	20,251	131,725
Indiabulls Housing Finance Ltd.	13,126	124,947
JM Financial Ltd.	137,711	133,813
Mphasis Ltd.	16,810	138,941
NHPC Ltd.	346,326	134,983
Power Grid Corp. of India Ltd.	49,108	132,501
Redington India Ltd.	87,070	120,592
Reliance Capital Ltd.	20,428	128,805
Vardhman Textiles Ltd.	8,498	139,478
Zensar Technologies Ltd.	9,128	127,432

		1,709,778

Indonesia—2.2%
Bank Negara Indonesia Persero Tbk PT	332,900	135,910
Bank Rakyat Indonesia Persero Tbk PT	161,500	139,490

Schedule of Investments

AllianzGI NFJ Emerging Markets Value Fund

December 31, 2016 (unaudited) (continued)

	Shares	Value*

Japfa Comfeed Indonesia Tbk PT	1,203,000	$129,703

		405,103

Korea (Republic of)—9.6%
Dongbu Insurance Co., Ltd.	2,340	121,146
Hyosung Corp.	1,102	132,472
Hyundai Development Co.	3,670	136,345
Hyundai Marine & Fire Insurance Co., Ltd.	4,705	122,471
KB Insurance Co., Ltd.	5,660	122,435
KC Tech Co., Ltd.	9,500	126,283
Kia Motors Corp.	3,765	122,199
KT&G Corp.	1,462	122,296
Kwangju Bank	15,380	137,379
LG Uplus Corp.	13,280	125,867
Meritz Fire & Marine Insurance Co., Ltd.	9,890	125,172
Samsung Electronics Co., Ltd.	93	138,413
Shinhan Financial Group Co., Ltd.	3,550	133,129
Tongyang Life Insurance Co., Ltd.	12,140	127,354

		1,792,961

Malaysia—3.4%
Aeon Credit Service M Bhd.	42,000	134,101
Lingkaran Trans Kota Holdings Bhd.	98,200	128,715
Padini Holdings Bhd.	209,700	119,201
Tenaga Nasional Bhd.	38,900	120,442
Unisem M Bhd.	241,300	126,943

		629,402

Mexico—4.1%
Concentradora Hipotecaria SAPI de C.V. REIT	111,700	125,820
Credito Real S.A.B de C.V. SOFOM ER	95,153	125,863
Fibra Shop Portafolios Inmobiliarios SAPI de C.V. REIT	205,700	127,510
Macquarie Mexico Real Estate Management S.A. de C.V. REIT (d)	130,000	134,392
OHL Mexico S.A.B de C.V.	126,000	123,935
Prologis Property Mexico S.A. de C.V. REIT	90,600	129,762

		767,282

Philippines—0.7%
Manila Water Co., Inc.	217,800	126,994

Poland—0.7%
Polskie Gornictwo Naftowe i Gazownictwo S.A.	104,461	140,368

Russian Federation—3.6%
Gazprom Neft PJSC ADR	7,751	135,804
Gazprom PJSC (c)	51,688	130,771

	Shares	Value*

Lukoil PJSC (c)	2,451	$138,506
Moscow Exchange PJSC (c)	67,558	139,169
Rosneft OAO GDR	20,358	132,327

		676,577

Singapore—0.7%
Japfa Ltd.	210,000	130,967

South Africa—5.1%
JSE Ltd.	11,561	138,282
Mondi Ltd.	6,801	138,400
Peregrine Holdings Ltd.	62,233	135,987
S.A. Corporate Real Estate Ltd. REIT	338,230	138,407
Sasol Ltd.	4,167	119,590
Telkom S.A. SOC Ltd.	25,959	139,180
Vukile Property Fund Ltd. REIT	104,412	142,016

		951,862

Taiwan—13.2%
Chaun-Choung Technology Corp.	31,000	127,669
Chin-Poon Industrial Co., Ltd.	68,000	127,591
Coretronic Corp.	122,200	128,092
Elite Material Co., Ltd.	50,000	139,024
Getac Technology Corp.	111,000	130,402
Gigabyte Technology Co., Ltd.	98,000	130,527
Greatek Electronics, Inc.	113,000	136,394
Green Seal Holding Ltd.	27,500	123,280
Hon Hai Precision Industry Co., Ltd. GDR	24,787	125,918
King Yuan Electronics Co., Ltd.	159,000	123,916
King’s Town Bank Co., Ltd.	158,000	137,403
Lite-On Technology Corp.	90,767	136,500
Micro-Star International Co., Ltd.	53,000	120,267
Pegatron Corp.	55,000	130,847
Primax Electronics Ltd.	93,000	126,709
Sercomm Corp.	51,000	121,411
Taiwan Semiconductor Manufacturing Co., Ltd.	24,000	134,430
Tripod Technology Corp.	60,000	135,490
Yageo Corp.	69,814	126,939

		2,462,809

Thailand—2.2%
Kiatnakin Bank PCL NVDR	84,500	138,898
PTT PCL NVDR	13,400	138,742
Thai Vegetable Oil PCL NVDR	120,500	136,111

		413,751

Turkey—2.1%
Akcansa Cimento AS	31,713	123,145
Selcuk Ecza Deposu Ticaret ve Sanayi AS	144,818	126,057
Soda Sanayii AS	92,021	138,022

		387,224

Total Common Stock (cost—$17,285,703)		17,181,506

Schedule of Investments

AllianzGI NFJ Emerging Markets Value Fund

December 31, 2016 (unaudited) (continued)

	Shares	Value*

PREFERRED STOCK—3.6%

Brazil—0.7%
Alpargatas S.A.	43,700	$134,247

Korea (Republic of)—2.1%
LG Household & Health Care Ltd.	285	132,733
Samsung Electronics Co., Ltd.	118	139,716
SK Innovation Co., Ltd.	1,780	128,006

		400,455

Russian Federation—0.8%
Tatneft OAO (c)	36,750	141,487

Total Preferred Stock (cost—$610,877)		676,189

EQUITY-LINKED SECURITIES—1.4%

China—1.4%
Merrill Lynch International & Co.,
Gree Electric Appliances, Inc., Class A, expires 8/31/18	35,382	125,252
Midea Group Co., Ltd., expires 1/6/20	31,275	126,977

Total Equity-Linked Securities (cost—$236,112)		252,229

	Shares	Value*

EXCHANGE-TRADED FUNDS—0.5%

iShares MSCI Emerging Markets Index (cost—$105,695)	2,900	$101,529

Total Investments (cost—$18,238,387) (b)—97.6%		18,211,453

Other assets less liabilities (e)—2.4%		449,575

Net Assets—100.0%		$18,661,028

Notes to Schedule of Investments:

(a)	144A—Exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, typically only to qualified institutional buyers. Unless otherwise indicated, these securities are not considered to be illiquid.
(b)	Securities with an aggregate value of $13,896,074, representing 74.5% of net assets, were valued utilizing modeling tools provided by a third-party vendor.
(c)	Fair-Valued—Securities with an aggregate value of $549,933, representing 2.9% of net assets.
(d)	Non-income producing.

(e)	Includes net unrealized appreciation (depreciation) of other financial instruments as follows:

Forward foreign currency contracts outstanding at December 31, 2016:

Type	Counterparty	U.S.$ Value on Origination Date	U.S.$ Value December 31, 2016	Unrealized Appreciation (Depreciation)
Sold:
97,046 South African Rand settling 1/4/17	Northern Trust Company	$7,086	$7,066	$20
316,778 South African Rand settling 1/5/17	Northern Trust Company	23,106	23,062	44
4,649 Turkish Lira settling 1/3/17	Northern Trust Company	1,315	1,318	(3)

				$61

Glossary:

ADR—American Depositary Receipt

GDR—Global Depositary Receipt

MSCI—Morgan Stanley Capital International

NVDR—Non-Voting Depository Receipt

REIT—Real Estate Investment Trust

UNIT—More than one class of securities traded together.

Schedule of Investments

AllianzGI NFJ Emerging Markets Value Fund

December 31, 2016 (unaudited) (continued)

The industry classification of portfolio holdings and other assets less liabilities shown as a percentage of net assets were as follows:

Banks	10.7%
Oil, Gas & Consumable Fuels	8.6%
Electronic Equipment, Instruments & Components	7.0%
Technology Hardware, Storage & Peripherals	5.6%
Insurance	4.7%
Transportation Infrastructure	4.7%
Equity Real Estate Investment Trusts (REITs)	4.3%
Semiconductors & Semiconductor Equipment	4.2%
Chemicals	3.6%
Electric Utilities	3.5%
Auto Components	3.5%
Capital Markets	2.9%
Food Products	2.9%
Diversified Telecommunication Services	2.8%
Health Care Providers & Services	2.8%
Textiles, Apparel & Luxury Goods	2.1%
Paper & Forest Products	1.5%
Hotels, Restaurants & Leisure	1.5%
Construction & Engineering	1.4%
Tobacco	1.4%
Consumer Finance	1.4%
IT Services	1.4%
Diversified Financial Services	1.4%
Communications Equipment	1.4%
Household Durables	1.4%
Automobiles	1.3%
Diversified Consumer Services	0.8%
Beverages	0.7%
Media	0.7%
Independent Power Producers & Energy Traders	0.7%
Personal Products	0.7%
Software	0.7%
Machinery	0.7%
Water Utilities	0.7%
Building Products	0.7%
Pharmaceuticals	0.7%
Thrifts & Mortgage Finance	0.7%
Construction Materials	0.7%
Specialty Retail	0.6%
Exchange-Traded Funds	0.5%
Other assets less liabilities	2.4%

100.0%

Schedule of Investments

AllianzGI NFJ Global Dividend Value Fund

December 31, 2016 (unaudited)

	Shares	Value*

COMMON STOCK—98.6%

Australia—2.1%
Australia & New Zealand Banking Group Ltd.	20,600	$450,958

Canada—2.2%
Toronto-Dominion Bank	9,600	473,664

Chile—2.0%
Itau CorpBanca ADR	35,000	435,400

China—3.8%
China Construction Bank Corp., Class H	570,000	436,523
China Mobile Ltd.	38,600	406,966

		843,489

France—0.8%
Total S.A.	3,229	165,622

Germany—4.2%
Bayer AG	4,610	480,286
Siemens AG	3,690	451,803

		932,089

Japan—3.8%
ITOCHU Corp.	31,400	415,760
Mizuho Financial Group, Inc.	238,900	428,714

		844,474

Korea (Republic of)—1.8%
SK Telecom Co., Ltd.	2,190	405,897

Norway—2.0%
Marine Harvest ASA (b)	24,136	436,391

Russian Federation—2.0%
Lukoil PJSC ADR	7,700	432,124

Spain—2.0%
Enagas S.A.	17,115	433,749

Switzerland—2.0%
Swiss Re AG	4,713	445,910

Taiwan—2.0%
Hon Hai Precision Industry Co., Ltd. GDR	88,320	448,666

United Kingdom—14.9%
BAE Systems PLC	60,687	441,409
Britvic PLC	50,247	350,843
Direct Line Insurance Group PLC	103,000	468,768
Greene King PLC	29,965	257,483
Imperial Brands PLC	9,701	422,775
Royal Dutch Shell PLC, Class A ADR	8,100	440,478

	Shares	Value*

WPP PLC	39,500	$879,010

		3,260,766

United States—53.0%
A Schulman, Inc.	11,900	398,055
AbbVie, Inc.	7,000	438,340
Apple, Inc.	3,800	440,116
AT&T, Inc.	10,900	463,577
CA, Inc.	13,500	428,895
CBS Corp., Class B	6,900	438,978
Cisco Systems, Inc.	28,900	873,358
Exxon Mobil Corp.	5,000	451,300
Fortress Investment Group LLC, Class A	84,300	409,698
General Motors Co.	12,400	432,016
Honeywell International, Inc.	3,800	440,230
Intel Corp.	11,700	424,359
International Business Machines Corp.	5,300	879,747
Johnson & Johnson	3,700	426,277
JPMorgan Chase & Co.	5,200	448,708
Nabors Industries Ltd.	9,514	156,030
Pfizer, Inc.	13,200	428,736
PNC Financial Services Group, Inc.	3,900	456,144
PPL Corp.	13,700	466,485
Quest Diagnostics, Inc.	5,100	468,690
Travelers Cos., Inc.	3,800	465,196
United Technologies Corp.	4,200	460,404
Verizon Communications, Inc.	8,300	443,054
Wal-Mart Stores, Inc.	6,500	449,280
Wells Fargo & Co.	8,000	440,880

		11,628,553

Total Common Stock (cost—$20,650,506)		21,637,752

	Principal Amount (000s)

Repurchase Agreements—0.6%
State Street Bank and Trust Co., dated 12/30/16, 0.03%, due 1/3/17, proceeds $139,000; collateralized by U.S. Treasury Bonds, 3.125%, due 2/15/43, valued at $142,652 including accrued interest (cost—$139,000)	$139	139,000

Total Investments (cost—$20,789,506) (a)—99.2%		21,776,752

Other assets less liabilities—0.8%		170,592

Net Assets—100.0%		$21,947,344

Schedule of Investments

AllianzGI NFJ Global Dividend Value Fund

December 31, 2016 (unaudited) (continued)

Notes to Schedule of Investments:

(a)	Securities with an aggregate value of $7,778,867, representing 35.4% of net assets, were valued utilizing modeling tools provided by a third-party vendor.
(b)	Non-income producing.

Glossary:

ADR—American Depositary Receipt

GDR—Global Depositary Receipt

The industry classification of portfolio holdings and other assets less liabilities shown as a percentage of net assets were as follows:

Banks	16.3%
Oil, Gas & Consumable Fuels	6.8%
Insurance	6.3%
Pharmaceuticals	6.1%
Media	6.0%
Diversified Telecommunication Services	4.1%
Aerospace & Defense	4.1%
Industrial Conglomerates	4.1%
IT Services	4.0%
Communications Equipment	4.0%
Wireless Telecommunication Services	3.7%
Health Care Providers & Services	2.1%
Electric Utilities	2.1%
Food & Staples Retailing	2.0%
Electronic Equipment, Instruments & Components	2.0%
Technology Hardware, Storage & Peripherals	2.0%
Biotechnology	2.0%
Food Products	2.0%
Gas Utilities	2.0%
Automobiles	2.0%
Software	2.0%
Semiconductors & Semiconductor Equipment	1.9%
Tobacco	1.9%
Trading Companies & Distributors	1.9%
Capital Markets	1.9%
Chemicals	1.8%
Beverages	1.6%
Hotels, Restaurants & Leisure	1.2%
Energy Equipment & Services	0.7%
Repurchase Agreements	0.6%
Other assets less liabilities	0.8%

100.0%

Schedule of Investments

AllianzGI NFJ International Small-Cap Value Fund

December 31, 2016 (unaudited)

	Shares	Value*

COMMON STOCK—101.9%

Australia—4.4%
Abacus Property Group REIT	19,100	$41,546
Asaleo Care Ltd.	46,087	49,132
CSR Ltd.	12,241	40,697
Northern Star Resources Ltd.	17,600	44,983
Pact Group Holdings Ltd.	11,280	54,809

		231,167

Austria—1.0%
Mayr Melnhof Karton AG	490	51,981

Belgium—1.9%
Befimmo S.A. REIT	1,004	56,394
Ontex Group NV	1,514	44,948

		101,342

Brazil—1.8%
Multiplus S.A.	4,300	44,565
Qualicorp S.A.	8,000	47,235

		91,800

Canada—6.1%
Canfor Pulp Products, Inc.	6,118	46,068
Cogeco, Inc.	1,218	51,454
Enbridge Income Fund Holdings, Inc.	2,085	53,994
Linamar Corp.	993	42,667
Magellan Aerospace Corp.	2,866	38,380
Martinrea International, Inc.	6,152	39,359
Transcontinental, Inc., Class A	2,970	49,085

		321,007

Chile—1.8%
Embotelladora Andina S.A., Class B ADR	2,400	53,928
Vina Concha y Toro S.A. ADR	1,300	42,107

		96,035

China—2.8%
China Water Affairs Group Ltd.	64,000	41,841
Lee & Man Paper Manufacturing Ltd.	64,000	49,349
Sinopec Kantons Holdings Ltd.	120,000	54,589

		145,779

Denmark—2.0%
Dfds A/S	1,116	50,882
Scandinavian Tobacco Group A/S, Class A (a)	3,112	52,363

		103,245

Finland—3.0%
Lassila & Tikanoja Oyj	2,730	55,176
Munksjo Oyj (c)	2,650	44,074
Tieto Oyj	2,051	55,807

		155,057

France—3.7%
Alten S.A.	605	42,475
Euronext NV (a)	1,111	45,791

	Shares	Value*

Havas S.A.	6,100	$51,359
Rubis SCA	674	55,512

		195,137

Germany—1.5%
Freenet AG	1,631	45,839
PATRIZIA Immobilien AG (c)	2,016	33,457

		79,296

Greece—0.9%
Motor Oil Hellas Corinth Refineries S.A.	3,259	44,916

Hong Kong—4.9%
First Pacific Co., Ltd.	76,100	53,088
Giordano International Ltd.	114,000	61,468
Man Wah Holdings Ltd.	73,200	49,426
NagaCorp Ltd.	72,000	41,406
Xinyi Glass Holdings Ltd. (c)	62,000	50,510

		255,898

Italy—1.9%
A2A SpA	43,189	55,778
ASTM SpA	4,207	45,835

		101,613

Japan—23.8%
Aichi Corp.	7,000	48,997
cocokara fine, Inc.	1,200	44,016
Descente Ltd.	4,100	47,095
Dynam Japan Holdings Co., Ltd.	34,200	52,262
Fukushima Industries Corp.	1,900	54,698
Heiwado Co., Ltd.	1,800	42,432
Kaken Pharmaceutical Co., Ltd.	800	42,366
Medipal Holdings Corp.	3,200	50,407
Mitsubishi Shokuhin Co., Ltd.	1,900	56,383
Nippo Corp.	3,000	55,891
Nippon Densetsu Kogyo Co., Ltd.	2,300	36,683
Nohmi Bosai Ltd.	3,900	57,443
Paramount Bed Holdings Co., Ltd.	1,500	59,923
Raito Kogyo Co., Ltd.	3,900	39,950
Sakata INX Corp.	4,400	54,214
Sankyu, Inc.	8,000	48,272
Sapporo Holdings Ltd.	2,000	51,384
Shizuoka Gas Co., Ltd.	6,200	43,690
Skylark Co., Ltd.	4,000	52,749
Sotetsu Holdings, Inc.	9,800	48,300
Square Enix Holdings Co., Ltd.	1,700	43,586
Sumitomo Osaka Cement Co., Ltd.	12,000	45,214
T-Gaia Corp.	2,800	45,493
Toho Holdings Co., Ltd.	2,100	41,853
Toshiba Plant Systems & Services Corp.	3,200	42,096
Trancom Co., Ltd.	800	39,138

		1,244,535

Mexico—0.9%
Ternium S.A. ADR	1,900	45,885

Schedule of Investments

AllianzGI NFJ International Small-Cap Value Fund

December 31, 2016 (unaudited) (continued)

	Shares	Value*

Netherlands—2.0%
Aalberts Industries NV	1,643	$53,230
Refresco Group NV (a)	3,400	51,645

		104,875

New Zealand—2.0%
Goodman Property Trust REIT	56,781	48,120
SKY Network Television Ltd.	17,131	54,074

		102,194

Norway—2.9%
Borregaard ASA	5,483	53,651
Grieg Seafood ASA	4,400	41,608
Ocean Yield ASA	7,600	57,112

		152,371

Philippines—0.9%
Manila Water Co., Inc.	84,300	49,153

Poland—0.9%
Asseco Poland S.A.	3,503	45,152

Singapore—2.9%
Keppel DC REIT	50,600	41,325
Lippo Malls Indonesia Retail Trust REIT	229,900	58,739
Mapletree Industrial Trust REIT	47,600	54,071

		154,135

South Africa—1.2%
JSE Ltd.	5,128	61,336

Spain—4.7%
Bolsas y Mercados Espanoles SHMSF S.A.	1,400	41,162
Cia de Distribucion Integral Logista Holdings S.A.	2,661	61,573
CIE Automotive S.A.	3,027	58,904
Grupo Catalana Occidente S.A.	1,422	46,479
Lar Espana Real Estate Socimi S.A. REIT	5,098	37,726

		245,844

Sweden—7.0%
Cloetta AB, Class B	18,182	57,276
Dios Fastigheter AB	7,827	51,496
Granges AB	4,885	46,030
Hemfosa Fastigheter AB	5,142	47,820
Intrum Justitia AB	1,593	53,707

	Shares	Value*

Loomis AB, Class B	1,678	$49,825
Rezidor Hotel Group AB	15,213	59,145

		365,299

Switzerland—0.9%
Cembra Money Bank AG (c)	679	49,392

Taiwan—2.0%
Cleanaway Co., Ltd.	10,000	51,041
Namchow Chemical Industrial Co., Ltd.	28,000	53,024

		104,065

United Kingdom—12.1%
Berendsen PLC	3,831	41,074
BGEO Group PLC	1,109	40,783
Computacenter PLC	5,100	50,282
Consort Medical PLC	3,903	50,973
Go-Ahead Group PLC	1,420	39,097
Hill & Smith Holdings PLC	3,546	52,397
KCOM Group PLC	40,307	47,067
Marston’s PLC	26,195	43,981
Novae Group PLC	5,700	48,295
PayPoint PLC	3,812	47,242
Polypipe Group PLC	13,280	53,010
RPC Group PLC	4,540	59,511
Synthomer PLC	12,800	60,354

		634,066

Total Investments (cost—$5,318,926) (b)—101.9%		5,332,575

Liabilities in excess of other assets (d)—(1.9)%		(97,646)

Net Assets—100.0%		$5,234,929

Notes to Schedule of Investments:

(a)	144A—Exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, typically only to qualified institutional buyers. Unless otherwise indicated, these securities are not considered to be illiquid.
(b)	Securities with an aggregate value of $3,944,147, representing 75.3% of net assets, were valued utilizing modeling tools provided by a third-party vendor.
(c)	Non-income producing.

(d)	Includes net unrealized appreciation (depreciation) of other financial instruments as follows:

Forward foreign currency contracts outstanding at December 31, 2016:

	Counterparty	U.S.$ Value on Origination Date	U.S.$ Value December 31, 2016	Unrealized Appreciation (Depreciation)
Sold:
17,003 Canadian Dollar settling 1/3/17	Northern Trust Company	$12,555	$12,664	$(109)
1,341,286 Japanese Yen settling 1/5/17	Northern Trust Company	11,485	11,476	9

				$(100)

Schedule of Investments

AllianzGI NFJ International Small-Cap Value Fund

December 31, 2016 (unaudited) (continued)

Glossary:

ADR—American Depositary Receipt

REIT—Real Estate Investment Trust

The industry classification of portfolio holdings and liabilities in excess of other assets shown as a percentage of net assets were as follows:

Commercial Services & Supplies	6.6%
Equity Real Estate Investment Trusts (REITs)	6.5%
Hotels, Restaurants & Leisure	4.8%
Media	3.9%
Beverages	3.8%
Auto Components	3.7%
Metals & Mining	3.6%
Road & Rail	3.3%
Construction & Engineering	3.3%
Chemicals	3.2%
Containers & Packaging	3.2%
Machinery	3.0%
Oil, Gas & Consumable Fuels	2.9%
Food Products	2.9%
IT Services	2.8%
Capital Markets	2.8%
Food & Staples Retailing	2.7%
Health Care Providers & Services	2.7%
Paper & Forest Products	2.7%
Real Estate Management & Development	2.5%
Health Care Equipment & Supplies	2.1%
Specialty Retail	2.0%
Gas Utilities	1.9%
Insurance	1.8%
Personal Products	1.8%
Water Utilities	1.7%
Software	1.7%
Construction Materials	1.6%
Professional Services	1.2%
Electronic Equipment, Instruments & Components	1.1%
Energy Equipment & Services	1.1%
Multi-Utilities	1.1%
Diversified Financial Services	1.0%
Building Products	1.0%
Tobacco	1.0%
Marine	1.0%
Household Durables	1.0%
Consumer Finance	1.0%
Textiles, Apparel & Luxury Goods	0.9%
Diversified Telecommunication Services	0.9%
Wireless Telecommunication Services	0.9%
Transportation Infrastructure	0.9%
Pharmaceuticals	0.8%
Banks	0.8%
Aerospace & Defense	0.7%
Liabilities in excess of other assets	(1.9)%

100.0%

Schedule of Investments

AllianzGI NFJ International Value II Fund

December 31, 2016 (unaudited)

	Shares	Value*

COMMON STOCK—98.3%

Australia—4.1%
Coca-Cola Amatil Ltd.	60,700	$442,683
Macquarie Group Ltd.	5,400	338,267
Sonic Healthcare Ltd.	8,733	134,401
Wesfarmers Ltd.	12,100	367,258

		1,282,609

Brazil—1.9%
BB Seguridade Participacoes S.A. ADR	35,200	301,910
Embraer S.A. ADR	15,700	302,225

		604,135

Canada—8.4%
Canadian Pacific Railway Ltd.	2,300	328,371
Cogeco Communications, Inc.	4,800	236,809
Enbridge Income Fund Holdings, Inc.	10,400	269,324
Magna International, Inc.	8,800	381,920
Manulife Financial Corp.	18,200	324,107
Open Text Corp.	5,100	315,231
Power Financial Corp.	16,421	410,449
Toronto-Dominion Bank	7,500	370,050

		2,636,261

Chile—0.6%
Enersis Americas S.A. ADR	23,500	192,935

China—5.7%
Beijing Enterprises Holdings Ltd.	60,500	284,774
China Construction Bank Corp., Class H	350,200	268,194
China Mobile Ltd.	26,800	282,557
China Resources Land Ltd.	102,000	228,242
PICC Property & Casualty Co., Ltd., Class H	136,000	210,347
Shanghai Pharmaceuticals Holding Co., Ltd., Class H	106,500	243,066
Sinopec Shanghai Petrochemical Co., Ltd. ADR	5,000	270,650

		1,787,830

Colombia—1.0%
Bancolombia S.A. ADR	8,500	311,780

Denmark—2.3%
Danske Bank A/S	12,600	381,197
Scandinavian Tobacco Group A/S, Class A (a)	20,287	341,354

		722,551

France—9.7%
AXA S.A.	11,933	300,816
BNP Paribas S.A.	4,900	311,826
Capgemini S.A.	3,700	311,722
Christian Dior SE	2,000	419,024
Cie Generale des Etablissements Michelin	2,900	322,360
CNP Assurances	17,200	318,360
Euronext NV (a)	8,400	346,215

	Shares	Value*

Renault S.A.	3,400	$301,977
Sanofi	5,200	420,499

		3,052,799

Germany—3.0%
Bayer AG	2,700	281,295
Freenet AG	10,800	303,530
Siemens AG	2,951	361,320

		946,145

Hong Kong—5.6%
BOC Hong Kong Holdings Ltd.	101,800	362,566
CK Hutchison Holdings Ltd.	27,500	310,433
First Pacific Co., Ltd.	474,100	330,734
NWS Holdings Ltd.	256,000	416,149
WH Group Ltd. (a)	429,000	345,815

		1,765,697

Ireland—2.4%
CRH PLC	10,468	361,068
Smurfit Kappa Group PLC	16,551	379,055

		740,123

Israel—1.9%
Bank Hapoalim BM	54,000	320,518
Teva Pharmaceutical Industries Ltd. ADR	7,400	268,250

		588,768

Italy—2.9%
ASTM SpA	20,800	226,615
Enel SpA	77,398	340,218
Prysmian SpA	13,300	340,883

		907,716

Japan—14.3%
Astellas Pharma, Inc.	21,400	296,890
Bandai Namco Holdings, Inc.	11,300	311,032
Isuzu Motors Ltd.	25,300	319,906
Kaken Pharmaceutical Co., Ltd.	4,900	259,490
KDDI Corp.	10,800	272,732
Mitsubishi Electric Corp.	22,900	318,520
Mitsubishi Shokuhin Co., Ltd.	12,600	373,908
Nippo Corp.	17,000	316,718
Nippon Telegraph & Telephone Corp.	8,500	357,809
Skylark Co., Ltd.	16,000	210,995
Square Enix Holdings Co., Ltd.	11,000	282,030
Sumitomo Osaka Cement Co., Ltd.	87,000	327,802
T&D Holdings, Inc.	38,500	508,100
West Japan Railway Co.	5,400	330,782

		4,486,714

Korea (Republic of)—1.1%
Korea Electric Power Corp. ADR	17,884	330,496

Malaysia—0.9%
Tenaga Nasional Bhd.	95,900	296,925

Schedule of Investments

AllianzGI NFJ International Value II Fund

December 31, 2016 (unaudited) (continued)

	Shares	Value*

Netherlands—3.8%
Coca-Cola European Partners PLC	8,300	$260,620
ING Groep NV	22,215	312,759
Koninklijke Vopak NV	4,700	221,746
Wolters Kluwer NV	10,763	389,289

		1,184,414

Norway—0.9%
Telenor ASA	19,400	289,578

Philippines—1.1%
Manila Water Co., Inc.	574,300	334,860

Russian Federation—1.4%
LUKOIL PJSC ADR	8,100	454,572

Singapore—1.0%
Mapletree Industrial Trust REIT	274,600	311,927

South Africa—2.0%
Nedbank Group Ltd.	22,900	396,371
Sasol Ltd. ADR	7,600	217,284

		613,655

Spain—0.9%
Mapfre S.A.	92,900	282,982

Sweden—2.9%
Electrolux AB, Ser. B	13,911	344,451
Hemfosa Fastigheter AB	24,400	226,916
Nordea Bank AB	29,700	329,094

		900,461

Switzerland—2.4%
Baloise Holding AG	2,476	311,567
Pargesa Holding S.A.	6,900	448,494

		760,061

Taiwan—1.0%
Taiwan Semiconductor Manufacturing Co., Ltd. ADR	10,700	307,625

Turkey—0.9%
KOC Holding AS ADR	15,400	299,068

United Kingdom—13.1%
3i Group PLC	36,600	316,604
Babcock International Group PLC	26,146	306,677
BAE Systems PLC	49,300	358,586
BT Group PLC	68,917	311,112
Direct Line Insurance Group PLC	70,641	321,497
Imperial Brands PLC	10,000	435,805
Mondi PLC	14,800	302,249
Old Mutual PLC	110,600	282,027
Royal Dutch Shell PLC, Class A	18,100	499,624
Shire PLC ADR	1,900	323,722
Wolseley PLC	5,600	341,858
WPP PLC	14,110	313,996

		4,113,757

	Shares	Value*

United States—1.1%
Travelport Worldwide Ltd.	23,800	$335,580

Total Common Stock (cost—$31,508,294)		30,842,024

	Principal Amount (000s)

Repurchase Agreements—1.4%
State Street Bank and Trust Co., dated 12/30/16, 0.03%, due 1/3/17, proceeds $436,001; collateralized by U.S. Treasury Bonds, 3.125%, due 2/15/43, valued at $448,335 including accrued interest (cost—$436,000)	$436	436,000

Total Investments (cost—$31,944,294) (b)—99.7%		31,278,024

Other assets less liabilities—0.3%		99,674

Net Assets—100.0%		$31,377,698

Notes to Schedule of Investments:

(a)	144A—Exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, typically only to qualified institutional buyers. Unless otherwise indicated, these securities are not considered to be illiquid.
(b)	Securities with an aggregate value of $23,490,504, representing 74.9% of net assets, were valued utilizing modeling tools provided by a third-party vendor.

Glossary:

ADR—American Depositary Receipt

REIT—Real Estate Investment Trust

Schedule of Investments

AllianzGI NFJ International Value II Fund

December 31, 2016 (unaudited) (continued)

The industry classification of portfolio holdings and other assets less liabilities shown as a percentage of net assets were as follows:

Insurance	11.4%
Banks	10.7%
Industrial Conglomerates	5.3%
Pharmaceuticals	4.9%
Oil, Gas & Consumable Fuels	4.6%
Electric Utilities	3.7%
Capital Markets	3.2%
Diversified Telecommunication Services	3.0%
Wireless Telecommunication Services	2.7%
Diversified Financial Services	2.5%
Tobacco	2.5%
Food & Staples Retailing	2.4%
Auto Components	2.2%
Beverages	2.2%
Construction Materials	2.2%
Aerospace & Defense	2.1%
Electrical Equipment	2.1%
Road & Rail	2.1%
IT Services	2.1%
Automobiles	2.0%
Software	1.9%
Media	1.8%
Chemicals	1.6%
Real Estate Management & Development	1.4%
Textiles, Apparel & Luxury Goods	1.3%
Professional Services	1.2%
Containers & Packaging	1.2%
Health Care Providers & Services	1.2%
Food Products	1.1%
Household Durables	1.1%
Trading Companies & Distributors	1.1%
Water Utilities	1.1%
Biotechnology	1.0%
Construction & Engineering	1.0%
Equity Real Estate Investment Trusts (REITs)	1.0%
Leisure Equipment & Products	1.0%
Semiconductors & Semiconductor Equipment	1.0%
Commercial Services & Supplies	1.0%
Paper & Forest Products	1.0%
Transportation Infrastructure	0.7%
Hotels, Restaurants & Leisure	0.7%
Repurchase Agreements	1.4%
Other assets less liabilities	0.3%

100.0%

Schedule of Investments

AllianzGI Short Duration High Income Fund

December 31, 2016 (unaudited)

	Principal Amount (000s)	Value*

CORPORATE BONDS & NOTES—77.8%

Aerospace & Defense—1.5%
Arconic, Inc.,
6.75%, 7/15/18	$20,970	$22,385,475

Auto Components—1.5%
American Axle & Manufacturing, Inc.,
5.125%, 2/15/19	4,916	4,975,562
6.25%, 3/15/21	14,689	15,203,115
Dana, Inc.,
5.375%, 9/15/21	2,309	2,401,360

		22,580,037

Auto Manufacturers—1.9%
Ford Motor Credit Co. LLC,
2.597%, 11/4/19	17,096	17,073,929
General Motors Co.,
3.50%, 10/2/18	7,750	7,906,101
General Motors Financial Co., Inc.,
3.25%, 5/15/18	1,060	1,074,088
4.75%, 8/15/17	1,980	2,017,800
6.75%, 6/1/18	325	345,069

		28,416,987

Banks—2.9%
CIT Group, Inc.,
4.25%, 8/15/17	7,750	7,856,563
5.00%, 5/15/17	1,400	1,417,500
6.625%, 4/1/18 (a)(c)	32,942	34,794,987

		44,069,050

Coal—1.3%
Cloud Peak Energy Resources LLC,
12.00%, 11/1/21	18,086	18,899,870

Commercial Services—2.1%
APX Group, Inc.,
6.375%, 12/1/19	30,095	31,110,706
Hertz Corp.,
6.75%, 4/15/19	720	721,800

		31,832,506

Containers & Packaging—0.2%
Ball Corp.,
4.375%, 12/15/20	3,000	3,146,250

Distribution/Wholesale—1.0%
HD Supply, Inc. (a)(c),
5.25%, 12/15/21	13,632	14,432,880

Diversified Financial Services—5.5%
Aircastle Ltd.,
4.625%, 12/15/18	5,541	5,797,271
Alliance Data Systems Corp. (a)(c),
5.25%, 12/1/17	33,785	34,376,237

	Principal Amount (000s)	Value*

Ally Financial, Inc.,
3.25%, 11/5/18	$9,575	$9,610,906
3.60%, 5/21/18	5,400	5,454,000
5.50%, 2/15/17	3,545	3,560,509
Fly Leasing Ltd.,
6.75%, 12/15/20	13,469	14,125,614
International Lease Finance Corp.,
5.875%, 4/1/19	3,000	3,193,440
6.25%, 5/15/19	6,295	6,782,863

		82,900,840

Electric Utilities—0.5%
AES Corp. (e),
3.931%, 6/1/19	7,434	7,452,585

Engineering & Construction—0.9%
SBA Communications Corp.,
4.875%, 7/15/22	12,752	12,975,160

Food & Beverage—2.0%
Bumble Bee Holdings, Inc. (a)(c),
9.00%, 12/15/17	30,007	29,706,930

Food Service—0.1%
Aramark Services, Inc.,
5.75%, 3/15/20	744	760,275

Healthcare-Products—0.9%
Hologic, Inc. (a)(c),
5.25%, 7/15/22	12,931	13,658,369

Healthcare-Services—3.3%
DaVita, Inc.,
5.75%, 8/15/22	47,929	50,265,539

Holding Companies-Diversified—2.1%
Nielsen Co. Luxembourg Sarl (a)(c),
5.50%, 10/1/21	30,123	31,365,574

Home Builders—6.4%
Brookfield Residential Properties, Inc. (a)(c),
6.50%, 12/15/20	27,088	27,832,920
Lennar Corp.,
4.50%, 6/15/19	7,900	8,196,250
4.50%, 11/15/19	2,569	2,681,394
Meritage Homes Corp.,
4.50%, 3/1/18	1,182	1,205,640
Taylor Morrison Communities, Inc. (a)(c),
5.25%, 4/15/21	3,973	4,092,190
TRI Pointe Group, Inc.,
4.375%, 6/15/19	13,010	13,302,725
4.875%, 7/1/21	12,500	12,781,250

Schedule of Investments

AllianzGI Short Duration High Income Fund

December 31, 2016 (unaudited) (continued)

	Principal Amount (000s)	Value*

William Lyon Homes, Inc.,
8.50%, 11/15/20	$25,415	$26,685,750

		96,778,119

Iron/Steel—0.1%
Commercial Metals Co.,
6.50%, 7/15/17	1,000	1,022,500

Lodging—3.2%
Hilton Worldwide Finance LLC,
5.625%, 10/15/21	37,683	38,929,026
MGM Resorts International,
5.25%, 3/31/20	9,266	9,821,960

		48,750,986

Machinery-Diversified—1.4%
Case New Holland Industrial, Inc.,
7.875%, 12/1/17	6,250	6,593,750
CNH Industrial Capital LLC,
3.25%, 2/1/17	8,972	8,994,430
3.375%, 7/15/19	5,000	5,037,500

		20,625,680

Media—4.4%
CCO Holdings LLC,
5.25%, 9/30/22	9,450	9,804,375
6.625%, 1/31/22	36,400	37,765,000
CSC Holdings LLC,
7.625%, 7/15/18	3,407	3,645,490
7.875%, 2/15/18	1,743	1,843,223
Sinclair Television Group, Inc.,
5.375%, 4/1/21	10,635	10,980,637
Univision Communications, Inc. (a)(c),
6.75%, 9/15/22	2,000	2,107,500

		66,146,225

Miscellaneous Manufacturing—1.8%
LSB Industries, Inc.,
8.50%, 8/1/19	29,708	27,479,900

Oil, Gas & Consumable Fuels—2.4%
NGL Energy Partners L.P.,
5.125%, 7/15/19	24,961	24,898,598
Sunoco L.P.,
6.25%, 4/15/21	11,485	11,729,056

		36,627,654

Pharmaceuticals—2.5%
Valeant Pharmaceuticals International, Inc. (a)(c),
7.00%, 10/1/20	44,251	38,360,086

Pipelines—0.5%
Kinder Morgan Finance Co. LLC (a)(c),
6.00%, 1/15/18	7,075	7,367,516

	Principal Amount (000s)	Value*

Real Estate—6.9%
CyrusOne L.P.,
6.375%, 11/15/22	$31,351	$33,153,682
DuPont Fabros Technology L.P.,
5.875%, 9/15/21	10,080	10,552,500
Equinix, Inc.,
5.375%, 1/1/22	6,800	7,174,000
Iron Mountain, Inc. (a)(c),
4.375%, 6/1/21	11,250	11,531,250
6.00%, 10/1/20	16,913	17,885,498
Realogy Group LLC (a)(c),
5.25%, 12/1/21	22,930	23,617,900

		103,914,830

Retail—7.7%
AmeriGas Finance LLC,
7.00%, 5/20/22	1,079	1,137,671
Dollar Tree, Inc.,
5.25%, 3/1/20	5,925	6,110,156
GameStop Corp. (a)(c),
5.50%, 10/1/19	8,690	8,928,975
6.75%, 3/15/21	46,575	47,040,750
Michaels Stores, Inc. (a)(c),
5.875%, 12/15/20	7,200	7,425,000
Sally Holdings LLC,
5.75%, 6/1/22	36,942	38,558,212
Suburban Propane Partners L.P.,
7.375%, 8/1/21	6,000	6,225,000

		115,425,764

Software—2.4%
ACI Worldwide, Inc. (a)(c),
6.375%, 8/15/20	12,700	13,081,000
First Data Corp. (a)(c),
6.75%, 11/1/20	3,100	3,222,689
j2 Cloud Services, Inc.,
8.00%, 8/1/20	19,090	19,865,531

		36,169,220

Telecommunications—10.4%
Hughes Satellite Systems Corp.,
7.625%, 6/15/21	15,230	16,772,038
Sprint Capital Corp.,
6.90%, 5/1/19	1,475	1,565,344
Sprint Spectrum Co. LLC (a)(c),
3.36%, 9/20/21	12,750	12,805,718
T-Mobile USA, Inc.,
6.464%, 4/28/19	34,582	35,230,412
6.542%, 4/28/20	18,108	18,673,875
6.625%, 11/15/20	22,175	22,701,656
Verizon Communications, Inc.,
4.50%, 9/15/20	10,250	10,970,011
ViaSat, Inc.,
6.875%, 6/15/20	18,151	18,706,874

Schedule of Investments

AllianzGI Short Duration High Income Fund

December 31, 2016 (unaudited) (continued)

	Principal Amount (000s)	Value*

West Corp. (a)(c),
4.75%, 7/15/21	$18,000	$18,450,000

		155,875,928

Total Corporate Bonds & Notes (cost—$1,173,812,418)		1,169,392,735

SENIOR LOANS (a)(b)—8.3%

Commercial Services & Supplies—3.3%
Asurion LLC,
5.00%, 8/4/22, Term B4	7,303	7,389,850
8.50%, 3/3/21, 2nd Lien	42,000	42,630,000

		50,019,850

Independent Power Producers & Energy Traders—1.3%
Calpine Corp., Term Loan B5 (d),
3.75%, 5/27/22	18,783	18,888,380

Insurance—0.6%
Lonestar Intermediate Super Holdings, LLC, PIK Term Loan B,
10.00%, 8/31/21	9,000	9,270,000

IT Services—0.2%
First Data Corp., USD 2016 Repriced Term Loan,
3.76%, 7/10/22	3,061	3,098,849

Media—1.2%
Univision Communications, Inc., Term Loan C4,
4.00%, 3/1/20	18,006	18,111,791

Specialty Retail—1.7%
PetSmart, Inc., Term Loan B2
4.00%, 3/10/22	25,799	25,926,907

Total Senior Loans (cost—$123,820,629)		125,315,777

Repurchase Agreements—12.7%
State Street Bank and Trust Co., dated 12/30/16, 0.03%, due 1/3/17, proceeds $191,735,639; collateralized by U.S. Treasury Bonds, 3.125%, due 2/15/43, valued at $195,571,017 including accrued interest (cost—$191,735,000)	191,735	191,735,000

Total Investments (cost—$1,489,368,047)—98.8%		1,486,443,512

Other assets less liabilities—1.2%		17,840,913

Net Assets—100.0%		$1,504,284,425

Notes to Schedule of Investments:

(a)	Private Placement—Restricted as to resale and may not have a readily available market. Securities with an aggregate value of $527,399,746, representing 35.1% of net assets.
(b)	These securities generally pay interest at rates which are periodically pre-determined by reference to a base lending rate plus a premium. These base lending rates are generally either the lending rate offered by one or more major European banks, such as the “LIBOR” or the prime rate offered by one or more major United States banks, or the certificate of deposit rate. These securities are generally considered to be restricted as the Fund is ordinarily contractually obligated to receive approval from the Agent bank and/or borrower prior to disposition. Remaining maturities of senior loans may be less than the stated maturities shown as a result of contractual or optional payments by the borrower. Such prepayments cannot be predicted with certainty. The interest rate disclosed reflects the rate in effect on December 31, 2016.
(c)	144A—Exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, typically only to qualified institutional buyers. Unless otherwise indicated, these securities are not considered to be illiquid.
(d)	When-issued or delayed-delivery. To be settled/delivered after December 31, 2016.
(e)	Variable or Floating Rate Security—Security with an interest rate that changes periodically. The interest rate disclosed reflects the rate in effect on December 31, 2016.

Glossary:

PIK—Payment-in-Kind

Schedule of Investments

AllianzGI Structured Return Fund

December 31, 2016 (unaudited)

	Shares	Value*

EXCHANGE-TRADED FUNDS—64.3%

SPDR S&P 500 (a) (cost—$203,932,850)	923,000	$206,318,190

	Principal Amount (000s)

Repurchase Agreements—40.2%
State Street Bank and Trust Co., dated 12/30/16, 0.03%, due 1/3/17, proceeds $128,741,429; collateralized by U.S. Treasury Inflation Indexed Notes, 0.625%, due 1/15/26, valued at $131,318,556 including accrued interest (cost—$128,741,000)	$128,741	128,741,000

	Contracts

OPTIONS PURCHASED (b)(c)—0.1%

Call Options—0.0%
S&P 500 Index, strike price $2,550.00, expires 1/6/17	300	1,228
strike price $2,550.00, expires 1/13/17	389	5,835
strike price $2,600.00, expires 1/27/17	210	3,150
strike price $2,600.00, expires 2/3/17	105	1,575

		11,788

Put Options—0.1%
S&P 500 Index, strike price $2,175.00, expires 1/3/17	100	6,500
strike price $1,300.00, expires 1/6/17	100	750
strike price $1,400.00, expires 1/6/17	220	2,200
strike price $1,675.00, expires 1/6/17	300	2,250
strike price $1,700.00, expires 1/6/17	450	3,375
strike price $2,150.00, expires 1/6/17	30	2,850
strike price $2,180.00, expires 1/6/17	100	18,000
strike price $2,170.00, expires 1/9/17	100	21,750
strike price $1,350.00, expires 1/13/17	100	1,000
strike price $1,400.00, expires 1/13/17	45	450

	Contracts	Value*

strike price $1,600.00, expires 1/13/17	150	$1,125
strike price $1,625.00, expires 1/13/17	225	1,687
strike price $1,800.00, expires 1/13/17	250	3,750
strike price $2,125.00, expires 1/13/17	30	6,825
strike price $1,600.00, expires 1/20/17	45	338
strike price $2,200.00, expires 1/20/17	30	36,600
strike price $2,200.00, expires 1/27/17	30	51,300

		160,750

Total Options Purchased (cost—$240,096)		172,538

Total Investments, before options written (cost—$332,913,946)—104.6%		335,231,728

OPTIONS WRITTEN (b)(c)—(5.3)%

Call Options—(5.2)%
S&P 500 Index, strike price $2,025.00, expires 1/6/17	300	(6,441,000)
strike price $2,000.00, expires 1/13/17	308	(7,398,160)
strike price $2,295.00, expires 1/13/17	81	(14,377)
strike price $2,165.00, expires 1/27/17	210	(1,810,200)
strike price $2,155.00, expires 2/3/17	105	(1,026,900)

		(16,690,637)

Put Options—(0.1)%
S&P 500 Index, strike price $2,110.00, expires 1/3/17	100	(2,750)
strike price $2,025.00, expires 1/6/17	50	(1,375)
strike price $2,075.00, expires 1/6/17	50	(2,125)
strike price $2,080.00, expires 1/6/17	50	(2,375)
strike price $2,090.00, expires 1/6/17	60	(3,150)
strike price $2,100.00, expires 1/6/17	100	(5,250)
strike price $2,160.00, expires 1/6/17	239	(27,485)
strike price $2,090.00, expires 1/9/17	100	(7,250)
strike price $2,055.00, expires 1/13/17	60	(6,150)

Schedule of Investments

AllianzGI Structured Return Fund

December 31, 2016 (unaudited) (continued)

	Contracts	Value*

strike price $2,065.00, expires 1/13/17	50	$(5,750)
strike price $2,150.00, expires 1/13/17	95	(31,825)
strike price $2,155.00, expires 1/13/17	144	(53,280)
strike price $2,160.00, expires 1/20/17	60	(39,600)
strike price $2,150.00, expires 1/27/17	60	(53,400)

		(241,765)

Total Options Written (premiums received—$19,118,206)		(16,932,402)

Total Investments, net of options written (cost—$313,795,740)—99.3%		318,299,326

Other assets less other liabilities—0.7%		2,091,181

Net Assets—100.0%		$320,390,507

Notes to Schedule of Investments:

(a)	All or partial amount segregated for the benefit of the counterparty as collateral for options written.
(b)	Non-income producing.
(c)	Exchange traded-Chicago Board Options Exchange.
(d)	Transactions in options written for the three months ended December 31, 2016:

	Contracts	Premiums
Options outstanding, September 30, 2016	2,975	$12,753,884
Options written	8,689	46,274,550
Options terminated in closing transactions	(4,637)	(36,500,170)
Options expired	(4,805)	(3,410,058)

Options outstanding, December 31, 2016	2,222	$19,118,206

Schedule of Investments

AllianzGI U.S. Equity Hedged Fund

December 31, 2016 (unaudited)

	Shares	Value*

EXCHANGE-TRADED FUNDS—97.2%

SPDR S&P 500 (a) (cost—$4,346,625)	21,000	$4,694,130

	Contracts

OPTIONS PURCHASED (b)(c)—1.9%

Call Options—0.0%
S&P 500 Index, strike price $2,575.00, expires 1/20/17	21	133

Put Options—1.9%
S&P 500 Index, strike price $1,400.00, expires 1/6/17	3	30
strike price $1,975.00, expires 1/6/17	15	225
strike price $2,150.00, expires 1/6/17	3	285
strike price $1,400.00, expires 1/13/17	3	30
strike price $2,125.00, expires 1/13/17	3	682
strike price $1,750.00, expires 1/20/17	5	88
strike price $2,200.00, expires 1/20/17	5	6,100
strike price $2,200.00, expires 1/27/17	5	8,550
strike price $1,825.00, expires 3/31/17	2	1,180
strike price $1,875.00, expires 6/16/17	5	10,450
strike price $2,025.00, expires 9/29/17	5	32,700
strike price $1,975.00, expires 12/29/17	4	29,600

		89,920

Total Options Purchased (cost—$207,105)		90,053

Total Investments, before options written (cost—$4,553,730)—99.1%		4,784,183

OPTIONS WRITTEN (b)(c)—(0.5)%

Call Options—(0.2)%
S&P 500 Index, strike price $2,290.00, expires 1/20/17	21	(9,450)

	Contracts	Value*

Put Options—(0.3)%
S&P 500 Index, strike price $2,090.00, expires 1/6/17	6	$(315)
strike price $2,055.00, expires 1/13/17	6	(615)
strike price $1,450.00, expires 1/20/17	5	(37)
strike price $2,160.00, expires 1/20/17	10	(6,600)
strike price $2,150.00, expires 1/27/17	10	(8,900)

		(16,467)

Total Options Written (premiums received—$69,943)		(25,917)

Total Investments, net of options written (cost—$4,483,787)—98.6%		4,758,266

Other assets less other liabilities—1.4%		68,538

Net Assets—100.0%		$4,826,804

Notes to Schedule of Investments:

(a)	All or partial amount segregated for the benefit of the counterparty as collateral for options written.
(b)	Non-income producing.
(c)	Exchange traded-Chicago Board Options Exchange.
(d)	Transactions in options written for the three months ended December 31, 2016:

	Contracts	Premiums
Options outstanding, September 30, 2016	80	$85,669
Options written	169	158,884
Options terminated in closing transactions	(46)	(30,453)
Options expired	(145)	(144,157)

Options outstanding, December 31, 2016	58	$69,943

Schedule of Investments

AllianzGI U.S. Small-Cap Growth Fund

December 31, 2016 (unaudited)

	Shares	Value*

COMMON STOCK—98.2%

Aerospace & Defense—0.8%
AAR Corp.	3,894	$128,697

Air Freight & Logistics—1.8%
Air Transport Services Group, Inc. (a)	10,563	168,585
Echo Global Logistics, Inc. (a)	5,239	131,237

		299,822

Airlines—0.9%
Hawaiian Holdings, Inc. (a)	2,626	149,682

Auto Components—3.0%
Cooper-Standard Holdings, Inc. (a)	1,318	136,255
Modine Manufacturing Co. (a)	8,283	123,417
Tenneco, Inc. (a)	3,931	245,569

		505,241

Banks—5.6%
Ameris Bancorp	4,829	210,544
CenterState Banks, Inc.	5,149	129,600
Pacific Premier Bancorp, Inc. (a)	3,261	115,276
Sterling Bancorp	5,812	136,001
Texas Capital Bancshares, Inc. (a)	2,154	168,874
Western Alliance Bancorp (a)	3,714	180,909

		941,204

Beverages—1.7%
Cott Corp.	12,176	137,954
National Beverage Corp. (a)	2,995	152,985

		290,939

Biotechnology—3.6%
Alder Biopharmaceuticals, Inc. (a)	1,387	28,850
Bluebird Bio, Inc. (a)	543	33,503
Cara Therapeutics, Inc. (a)	4,633	43,041
Flexion Therapeutics, Inc. (a)	3,960	75,319
Halozyme Therapeutics, Inc. (a)	3,317	32,772
Kite Pharma, Inc. (a)	762	34,168
Ligand Pharmaceuticals, Inc., Class B (a)	1,080	109,739
MacroGenics, Inc. (a)	1,323	27,042
Prothena Corp. PLC (a)	902	44,369
Repligen Corp. (a)	3,064	94,432
Sarepta Therapeutics, Inc. (a)	1,410	38,676
Ultragenyx Pharmaceutical, Inc. (a)	647	45,491

		607,402

Building Products—2.6%
American Woodmark Corp. (a)	1,583	119,121
Gibraltar Industries, Inc. (a)	3,070	127,865
Patrick Industries, Inc. (a)	2,442	186,325

		433,311

Chemicals—2.3%
Koppers Holdings, Inc. (a)	4,846	195,294
Olin Corp.	7,838	200,731

		396,025

	Shares	Value*

Communications Equipment—1.4%
Lumentum Holdings, Inc. (a)	2,859	$110,500
Oclaro, Inc. (a)	14,845	132,863

		243,363

Construction & Engineering—4.5%
Dycom Industries, Inc. (a)	2,212	177,601
Granite Construction, Inc.	5,425	298,375
MasTec, Inc. (a)	7,652	292,689

		768,665

Containers & Packaging—1.4%
Berry Plastics Group, Inc. (a)	4,763	232,101

Distributors—1.2%
Core-Mark Holding Co., Inc.	4,654	200,448

Diversified Consumer Services—1.0%
Bright Horizons Family Solutions, Inc. (a)	2,408	168,608

Electronic Equipment, Instruments & Components—4.2%
Belden, Inc.	2,801	209,431
Coherent, Inc. (a)	1,599	219,679
Itron, Inc. (a)	2,150	135,127
Rogers Corp. (a)	1,920	147,475

		711,712

Energy Equipment & Services—1.9%
Helix Energy Solutions Group, Inc. (a)	14,483	127,740
U.S. Silica Holdings, Inc.	3,271	185,400

		313,140

Food Products—0.5%
Amplify Snack Brands, Inc. (a)	10,175	89,642

Health Care Equipment & Supplies—6.5%
Cantel Medical Corp.	2,472	194,670
Cynosure, Inc., Class A (a)	3,296	150,298
Hill-Rom Holdings, Inc.	2,858	160,448
Inogen, Inc. (a)	2,380	159,865
Insulet Corp. (a)	3,486	131,352
Penumbra, Inc. (a)	2,275	145,145
West Pharmaceutical Services, Inc.	1,885	159,904

		1,101,682

Health Care Providers & Services—1.5%
AMN Healthcare Services, Inc. (a)	2,849	109,544
Teladoc, Inc. (a)	9,033	149,045

		258,589

Health Care Technology—0.9%
Vocera Communications, Inc. (a)	7,904	146,145

Hotels, Restaurants & Leisure—6.7%
Buffalo Wild Wings, Inc. (a)	669	103,294
Churchill Downs, Inc.	1,368	205,816
ClubCorp Holdings, Inc.	11,084	159,055
Dave & Buster’s Entertainment, Inc. (a)	3,420	192,546
Eldorado Resorts, Inc. (a)	10,303	174,636

Schedule of Investments

AllianzGI U.S. Small-Cap Growth Fund

December 31, 2016 (unaudited) (continued)

	Shares	Value*

Jack in the Box, Inc.	2,643	$295,064

		1,130,411

Household Durables—3.4%
Cavco Industries, Inc. (a)	1,344	134,199
Installed Building Products, Inc. (a)	2,908	120,100
LGI Homes, Inc. (a)	6,775	194,646
William Lyon Homes, Class A (a)	6,742	128,300

		577,245

Insurance—0.7%
AMERISAFE, Inc.	1,880	117,218

Internet & Catalog Retail—0.9%
Etsy, Inc. (a)	13,529	159,372

Internet Software & Services—7.1%
Blucora, Inc. (a)	7,825	115,419
Cornerstone OnDemand, Inc. (a)	3,299	139,581
Envestnet, Inc. (a)	4,008	141,282
Five9, Inc. (a)	10,692	151,720
j2 Global, Inc.	2,120	173,416
LogMeIn, Inc.	1,999	193,003
Pandora Media, Inc. (a)	10,220	133,269
Yelp, Inc. (a)	4,057	154,693

		1,202,383

IT Services—0.7%
Travelport Worldwide Ltd.	8,822	124,390

Leisure Equipment & Products—0.8%
Nautilus, Inc. (a)	7,468	138,158

Life Sciences Tools & Services—1.9%
NeoGenomics, Inc. (a)	15,650	134,120
PRA Health Sciences, Inc. (a)	3,507	193,306

		327,426

Machinery—4.2%
Energy Recovery, Inc. (a)	9,367	96,948
Global Brass & Copper Holdings, Inc.	3,300	113,190
Harsco Corp.	9,402	127,867
John Bean Technologies Corp.	2,047	175,940
Woodward, Inc.	2,940	203,007

		716,952

Metals & Mining—0.5%
United States Steel Corp.	2,496	82,393

Oil, Gas & Consumable Fuels—4.1%
Aegean Marine Petroleum Network, Inc.	12,377	125,626
Callon Petroleum Co. (a)	14,979	230,227
Oasis Petroleum, Inc. (a)	12,162	184,133
Sanchez Energy Corp. (a)	17,997	162,513

		702,499

Pharmaceuticals—0.8%
Supernus Pharmaceuticals, Inc. (a)	5,472	138,168

	Shares	Value*

Professional Services—0.8%
WageWorks, Inc. (a)	1,896	$137,460

Road & Rail—1.8%
Saia, Inc. (a)	2,753	121,545
Swift Transportation Co. (a)	7,471	181,994

		303,539

Semiconductors & Semiconductor Equipment—6.1%
Cavium, Inc. (a)	3,777	235,836
Cirrus Logic, Inc. (a)	2,945	166,510
FormFactor, Inc. (a)	12,138	135,945
Impinj, Inc. (a)	4,002	141,431
Inphi Corp. (a)	2,798	124,847
Microsemi Corp. (a)	4,376	236,173

		1,040,742

Software—6.0%
Callidus Software, Inc. (a)	8,867	148,966
Fair Isaac Corp.	1,186	141,395
Gigamon, Inc. (a)	2,429	110,641
Paycom Software, Inc. (a)	2,016	91,708
RealPage, Inc. (a)	7,070	212,100
Take-Two Interactive Software, Inc. (a)	6,395	315,209

		1,020,019

Technology Hardware, Storage & Peripherals—0.6%
Electronics For Imaging, Inc. (a)	2,379	104,343

Thrifts & Mortgage Finance—1.3%
Essent Group Ltd. (a)	6,932	224,389

Trading Companies & Distributors—2.5%
Air Lease Corp.	4,681	160,699
Univar, Inc. (a)	4,661	132,233
WESCO International, Inc. (a)	2,075	138,091

		431,023

Total Common Stock (cost—$13,603,061)		16,664,548

	Principal Amount (000s)

Repurchase Agreements—1.9%
State Street Bank and Trust Co., dated 12/30/16, 0.03%, due 1/3/17, proceeds $315,001; collateralized by U.S. Treasury Bonds, 3.125%, due 2/15/43, valued at $326,062 including accrued interest (cost—$315,000)	$315	315,000

Total Investments (cost—$13,918,061)—100.1%		16,979,548

Liabilities in excess of other assets—(0.1)%		(12,218)

Net Assets—100.0%		$16,967,330

Notes to Schedule of Investments:

(a)	Non-income producing.

Schedule of Investments

AllianzGI Ultra Micro Cap Fund

December 31, 2016 (unaudited)

	Shares	Value*

COMMON STOCK—99.5%

Aerospace & Defense—0.5%
Ducommun, Inc. (a)	9,225	$235,791

Auto Components—0.9%
Motorcar Parts of America, Inc. (a)	15,383	414,110

Banks—8.5%
Franklin Financial Network, Inc. (a)	18,669	781,298
Heritage Commerce Corp.	37,760	544,877
Pacific Continental Corp.	22,912	500,627
Park Sterling Corp.	46,607	502,889
Preferred Bank	13,029	682,980
Southwest Bancorp, Inc.	18,911	548,419
Veritex Holdings, Inc. (a)	11,238	300,167

		3,861,257

Beverages—1.4%
Craft Brew Alliance, Inc. (a)	14,379	243,005
Primo Water Corp. (a)	30,634	376,186

		619,191

Biotechnology—8.6%
Abeona Therapeutics, Inc. (a)	17,816	86,408
Adamas Pharmaceuticals, Inc. (a)	8,971	151,610
Advaxis, Inc. (a)	17,687	126,639
Agenus, Inc. (a)	31,044	127,901
Bellicum Pharmaceuticals, Inc. (a)	8,000	108,960
BioSpecifics Technologies Corp. (a)	7,169	399,313
Cara Therapeutics, Inc. (a)	27,446	254,973
Concert Pharmaceuticals, Inc. (a)	16,578	170,588
Eagle Pharmaceuticals, Inc. (a)	5,172	410,346
Flexion Therapeutics, Inc. (a)	14,413	274,135
La Jolla Pharmaceutical Co. (a)	13,524	237,076
Lion Biotechnologies, Inc. (a)	21,483	149,307
Pfenex, Inc. (a)	20,227	183,459
Progenics Pharmaceuticals, Inc. (a)	25,659	221,694
Repligen Corp. (a)	17,944	553,034
Synergy Pharmaceuticals, Inc. (a)	44,344	270,055
Vanda Pharmaceuticals, Inc. (a)	12,328	196,632

		3,922,130

Building Products—1.7%
Patrick Industries, Inc. (a)	10,387	792,528

Chemicals—1.6%
American Vanguard Corp.	25,308	484,648
LSB Industries, Inc. (a)	29,354	247,161

		731,809

Commercial Services & Supplies—0.8%
Hudson Technologies, Inc. (a)	48,551	388,893

Communications Equipment—0.5%
ShoreTel, Inc. (a)	34,646	247,719

	Shares	Value*

Construction & Engineering—5.3%
Argan, Inc.	8,538	$602,356
IES Holdings, Inc. (a)	24,514	469,443
Layne Christensen Co. (a)	41,115	446,920
Northwest Pipe Co. (a)	17,107	294,583
NV5 Global, Inc. (a)	17,745	592,683

		2,405,985

Construction Materials—1.3%
U.S. Concrete, Inc. (a)	9,187	601,748

Diversified Consumer Services—1.7%
Carriage Services, Inc.	27,821	796,793

Electrical Equipment—0.9%
LSI Industries, Inc.	41,665	405,817

Electronic Equipment, Instruments & Components—2.4%
ePlus, Inc. (a)	3,693	425,434
Mesa Laboratories, Inc.	2,593	318,291
Radisys Corp. (a)	81,661	361,758

		1,105,483

Energy Equipment & Services—0.8%
Independence Contract Drilling, Inc. (a)	51,353	344,065

Food Products—1.7%
John B Sanfilippo & Son, Inc.	10,778	758,663

Health Care Equipment & Supplies—7.4%
AtriCure, Inc. (a)	20,105	393,455
AxoGen, Inc. (a)	30,644	275,796
GenMark Diagnostics, Inc. (a)	28,688	351,141
Inogen, Inc. (a)	5,790	388,914
iRadimed Corp. (a)	16,548	183,683
LeMaitre Vascular, Inc.	36,144	915,889
Surmodics, Inc. (a)	15,282	388,163
Vascular Solutions, Inc. (a)	8,337	467,706

		3,364,747

Health Care Providers & Services—4.5%
Aceto Corp.	19,816	435,358
BioTelemetry, Inc. (a)	38,786	866,867
Cross Country Healthcare, Inc. (a)	34,412	537,171
RadNet, Inc. (a)	36,156	233,206

		2,072,602

Health Care Technology—1.1%
Vocera Communications, Inc. (a)	26,742	494,460

Hotels, Restaurants & Leisure—3.2%
Carrols Restaurant Group, Inc. (a)	45,317	691,085
Eldorado Resorts, Inc. (a)	29,255	495,872
Red Lion Hotels Corp. (a)	35,069	292,826

		1,479,783

Schedule of Investments

AllianzGI Ultra Micro Cap Fund

December 31, 2016 (unaudited) (continued)

	Shares	Value*

Household Durables—2.2%
Century Communities, Inc. (a)	20,703	$434,763
LGI Homes, Inc. (a)	20,284	582,759

		1,017,522

Household Products—0.6%
Orchids Paper Products Co.	9,771	255,805

Insurance—0.8%
Atlas Financial Holdings, Inc. (a)	20,134	363,419

Internet Software & Services—5.7%
Amber Road, Inc. (a)	49,267	447,344
Autobytel, Inc. (a)	29,844	401,402
Five9, Inc. (a)	41,683	591,482
GTT Communications, Inc. (a)	20,288	583,280
Reis, Inc.	11,766	261,793
Xactly Corp. (a)	29,470	324,170

		2,609,471

IT Services—3.7%
Hackett Group, Inc.	42,963	758,727
Information Services Group, Inc. (a)	65,874	239,781
NCI, Inc., Class A	22,622	315,577
Planet Payment, Inc. (a)	90,649	369,848

		1,683,933

Leisure Equipment & Products—1.2%
Nautilus, Inc. (a)	29,559	546,841

Life Sciences Tools & Services—2.9%
Albany Molecular Research, Inc. (a)	34,586	648,833
NeoGenomics, Inc. (a)	77,619	665,195

		1,314,028

Machinery—2.6%
DMC Global, Inc.	33,752	534,969
Gencor Industries, Inc. (a)	24,228	380,380
NN, Inc.	15,060	286,893

		1,202,242

Media—1.6%
Entravision Communications Corp., Class A	58,799	411,593
Reading International, Inc., Class A (a)	18,979	315,051

		726,644

Metals & Mining—0.5%
Real Industry, Inc. (a)	36,908	225,139

Oil, Gas & Consumable Fuels—3.3%
Aegean Marine Petroleum Network, Inc.	29,051	294,868
Bill Barrett Corp. (a)	27,077	189,268
Evolution Petroleum Corp.	46,222	462,220

	Shares	Value*

Ring Energy, Inc. (a)	44,950	$583,900

		1,530,256

Pharmaceuticals—4.9%
ANI Pharmaceuticals, Inc. (a)	9,398	569,707
Heska Corp. (a)	10,011	716,788
Intersect ENT, Inc. (a)	14,660	177,386
Supernus Pharmaceuticals, Inc. (a)	13,445	339,486
Teligent, Inc. (a)	63,736	421,295

		2,224,662

Professional Services—1.0%
GP Strategies Corp. (a)	15,356	439,182

Road & Rail—0.9%
Celadon Group, Inc.	19,144	136,880
Covenant Transportation Group, Inc., Class A (a)	14,057	271,862

		408,742

Semiconductors & Semiconductor Equipment—6.3%
AXT, Inc. (a)	64,129	307,819
CEVA, Inc. (a)	14,689	492,816
CyberOptics Corp. (a)	9,878	257,816
FormFactor, Inc. (a)	35,163	393,826
GigPeak, Inc. (a)	177,230	446,619
Impinj, Inc. (a)	11,880	419,839
PDF Solutions, Inc. (a)	23,965	540,411

		2,859,146

Software—3.8%
Exa Corp. (a)	24,269	372,772
Model N, Inc. (a)	25,266	223,604
Park City Group, Inc. (a)	34,106	433,146
QAD, Inc., Class A	12,663	384,955
Telenav, Inc. (a)	47,608	335,637

		1,750,114

Technology Hardware, Storage & Peripherals—0.9%
USA Technologies, Inc. (a)	100,217	430,933

Thrifts & Mortgage Finance—0.7%
LendingTree, Inc. (a)	2,944	298,374

Wireless Telecommunication Services—1.1%
Boingo Wireless, Inc. (a)	40,804	497,401

Total Common Stock (cost—$30,240,109)		45,427,428

Schedule of Investments

AllianzGI Ultra Micro Cap Fund

December 31, 2016 (unaudited) (continued)

	Principal Amount (000s)	Value*

Repurchase Agreements—0.5%
State Street Bank and Trust Co., dated 12/30/16, 0.03%, due 1/3/17, proceeds $207,001; collateralized by U.S. Treasury Bonds, 3.125%, due 2/15/43, valued at $213,978 including accrued interest (cost—$207,000)	$207	$207,000

Total Investments (cost—$30,447,109)—100.0%		45,634,428

Other assets less liabilities—0.0%		6,008

Net Assets—100.0%		$45,640,436

Notes to Schedule of Investments:

(a)	Non-income producing.

*	Portfolio securities and other financial instruments for which market quotations are readily available are stated at market value. Market value is generally determined on the basis of official closing prices, last reported sales prices, or if no sales or closing prices are reported, on the basis of quotes obtained from a quotation reporting system, established market makers, or independent pricing services. Investments in mutual funds are valued at the net asset value per share (“NAV”) as reported on each business day. The Funds’ investments are valued daily using prices supplied by an independent pricing service or broker/dealer quotations, or by using the last sale or settlement price on the exchange that is the primary market for such securities, or the mean between the last bid and ask quotations. The market value for NASDAQ Global Market and NASDAQ Capital Market securities may also be calculated using the NASDAQ Official Closing Price instead of the last reported sales price. Independent pricing services use information provided by market makers or estimates of market values obtained from yield data relating to investments or securities with similar characteristics. Exchange traded futures are valued at the price determined by the relevant exchange. Securities purchased on a when-issued or delayed-delivery basis are marked to market daily until settlement at the forward settlement date.

The Board of Trustees (the “Board”) of the AllianzGI Multi-Strategy Trust (the “Trust”) has adopted procedures for valuing portfolio securities and other financial instruments in circumstances where market quotations are not readily available (including in cases where available market quotations are deemed to be unreliable), and has delegated primary responsibility for applying the valuation methods to the Funds’ investment manager, Allianz Global Investors U.S. LLC (the “Investment Manager”) and the Funds’ sub-adviser, to certain funds, NFJ Investment Group LLC, an affiliate of the Investment Manager. The Trust’s Valuation Committee was established by the Board to oversee the implementation of the Funds’ valuation methods and to make fair value determinations on behalf of the Board, as instructed by the Board. The Investment Manager and Sub-Adviser monitor the continued appropriateness of methods applied and identifies to the Investment Manager circumstances and events that may require fair valuation. The Investment Manager determines if adjustments should be made in light of market changes, events affecting the issuer or other factors. If the Investment Manager (in consultation with the Sub-Adviser) determines that a valuation method may no longer be appropriate, another valuation method may be selected or the Valuation Committee will be convened to consider the matter and take any appropriate action in accordance with procedures set forth by the Board. The Board shall review and ratify the appropriateness of the valuation methods and these methods may be amended or supplemented from time to time by the Valuation Committee.

Short-term debt instruments maturing in 60 days or less are valued at amortized cost, if their original term to maturity was 60 days or less, or by amortizing premiums or discounts based on their value on the 61st day prior to maturity, if the original term to maturity exceeded 60 days.

Investments initially valued in currencies other than the U.S. dollar are converted to the U.S. dollar using exchange rates obtained from pricing services. As a result, the NAV of each share class of a Fund may be affected by changes in the value of currencies in relation to the U.S. dollar. The value of securities traded in markets outside the United States or denominated in currencies other than the U.S. dollar may be affected significantly on a day that the New York Stock Exchange (“NYSE”) is closed.

The prices used by the Funds to value investments may differ from the value that would be realized if the investments were sold, and these differences could be material. The NAV of each share class of a Fund is normally determined as of the close of regular trading (normally, 4:00 p.m. Eastern Time) on the NYSE on each day the NYSE is open for business.

The prices of certain portfolio securities or financial instruments may be determined at a time prior to the close of regular trading on the NYSE. When fair-valuing the securities, the Funds may, among other things, consider significant events (which may be considered to include changes in the value of U.S. securities or securities indices) that occur after the close of the relevant market and before the time the NAV of each share class of a Fund is calculated. With respect to certain foreign securities, the Funds may fair-value securities using modeling tools provided by third-party vendors. The Funds have retained a statistical research service to assist in determining the fair value of foreign securities. This service utilizes statistics and programs based on historical performance of markets and other economic data to assist in making fair value estimates. Fair value estimates used by the Funds for foreign securities may differ from the value realized from the sale of those securities and the difference could be material to the financial statements. Fair value pricing may require subjective determinations about the value of a security or other assets, and fair values used to determine the NAV of each share class of a Fund may differ from quoted or published prices, or from prices that are used by others, for the same investments. In addition, the use of fair value pricing may not always result in adjustments to the prices of securities or other assets held by a Fund.

Fair Value Measurements

Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability (i.e., the “exit price”) in an orderly transaction between market participants. The three levels of the fair value hierarchy are described below:

•	Level 1—quoted prices in active markets for identical investments that the Funds have the ability to access

•

Level 2—valuations based on other significant observable inputs, which may include, but are not limited to, quoted prices for similar assets or liabilities, interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates or other market corroborated inputs

•

Level 3—valuations based on significant unobservable inputs (including the Investment Manager’s, Sub-Adviser’s or Valuation Committee’s own assumptions and securities whose price was determined by using a single broker’s quote)

The valuation techniques used by the Funds to measure fair value during the three months ended December 31, 2016 were intended to maximize the use of observable inputs and to minimize the use of unobservable inputs.

The Funds’ policy is to recognize transfers between levels at the end of the reporting period. An investment asset’s or liability’s level within the fair value hierarchy is based on the lowest level input, individually or in aggregate, that is significant to the fair value measurement. The objective of fair value measurement remains the same even when there is a significant decrease in the volume and level of activity for an asset or liability and regardless of the valuation techniques used. Investments categorized as Level 1 or 2 as of period end may have been transferred between Levels 1 and 2 since the prior period due to changes in the valuation method utilized in valuing the investments.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following are certain inputs and techniques that the Funds generally use to evaluate how to classify each major category of assets and liabilities within Level 2 and Level 3, in accordance with U.S. GAAP.

Equity Securities (Common and Preferred Stock)—Equity securities traded in inactive markets and certain foreign equity securities are valued using inputs which include broker-dealer quotes, recently executed transactions adjusted for changes in the benchmark index, or evaluated price quotes received from independent pricing services that take into account the integrity of the market sector and issuer, the individual characteristics of the security, and information received from broker-dealers and other market sources pertaining to the issuer or security. To the extent that these inputs are observable, the values of equity securities are categorized as Level 2. To the extent that these inputs are unobservable, the values are categorized as Level 3.

U.S. Treasury Obligations—U.S. Treasury obligations are valued by independent pricing services based on pricing models that evaluate the mean between the most recently quoted bid and ask price. The models also take into consideration data received from active market makers and broker-dealers, yield curves, and the spread over comparable U.S. Treasury issues. The spreads change daily in response to market conditions and are generally obtained from the new issue market and broker-dealer sources. To the extent that these inputs are observable, the values of U.S. Treasury obligations are categorized as Level 2. To the extent that these inputs are unobservable, the values are categorized as Level 3.

Government Sponsored Enterprise and Mortgage-Backed Securities—Government sponsored enterprise and mortgage-backed securities are valued by independent pricing services using pricing models based on inputs that include issuer type, coupon, cash flows, mortgage prepayment projection tables and Adjustable Rate Mortgage evaluations that incorporate index data, periodic life caps and the next coupon reset date. To the extent that these inputs are observable, the values of government sponsored enterprise and mortgage-backed securities are categorized as Level 2. To the extent that these inputs are unobservable, the values are categorized as Level 3.

Sovereign Debt Obligations—Sovereign debt obligations are valued by independent pricing services based on discounted cash flow models that incorporate option adjusted spreads along with benchmark curves and credit spreads. In addition, international bond markets are monitored regularly for information pertaining to the issuer and/or the specific issue. To the extent that these inputs are observable, the values of sovereign debt obligations are categorized as Level 2. To the extent that these inputs are unobservable, the values are categorized as Level 3.

Corporate Bonds & Notes—Corporate bonds & notes are generally comprised of two main categories: investment grade bonds and high yield bonds. Investment grade bonds are valued by independent pricing services using various inputs and techniques, which include broker-dealer quotations, live trading levels, recently executed transactions in securities of the issuer or comparable issuers, and option adjusted spread models that include base curve and spread curve inputs. Adjustments to individual bonds can be applied to recognize trading differences compared to other bonds issued by the same issuer. High yield bonds are valued by independent pricing services based primarily on broker-dealer quotations from relevant market makers and recently executed transactions in securities of the issuer or comparable issuers. The broker-dealer quotations received are supported by credit analysis of the issuer that takes into consideration credit quality assessments, daily trading activity, and the activity of the underlying equities, listed bonds and sector-specific trends. To the extent that these inputs are observable, the values of corporate bonds & notes are categorized as Level 2. To the extent that these inputs are unobservable, the values are categorized as Level 3.

Convertible Bonds—Convertible bonds are valued by independent pricing services based on various inputs and techniques, which include broker-dealer quotations from relevant market makers and recently executed transactions in securities of the issuer or comparable issuers. The broker-dealer quotations received are supported by credit analysis of the issuer that takes into consideration credit quality assessments, daily trading activity, and the activity of the underlying equities, listed bonds and sector-specific trends. To the extent that these inputs are observable, the values of convertible bonds are categorized as Level 2. To the extent that these inputs are unobservable, the values are categorized as Level 3.

Option Contracts—Option contracts traded over-the-counter (“OTC”) and FLexible EXchange (“FLEX”) options are valued by independent pricing services based on pricing models that incorporate various inputs such as interest rates, credit spreads, currency exchange rates and volatility measurements for in-the-money, at-the-money, and out-of-the-money contracts based on a given strike price. To the extent that these inputs are observable, the values of OTC and FLEX option contracts are categorized as Level 2. To the extent that these inputs are unobservable, the values are categorized as Level 3.

Forward Foreign Currency Contracts—Forward foreign currency contracts are valued by independent pricing services using various inputs and techniques, which include broker-dealer quotations, actual trading information and foreign currency exchange rates gathered from leading market makers and foreign currency exchange trading centers throughout the world. To the extent that these inputs are observable, the values of forward foreign currency contracts are categorized as Level 2. To the extent that these inputs are unobservable, the values are categorized as Level 3.

Credit Default Swaps—OTC credit default swaps are valued by independent pricing services using pricing models that take into account, among other factors, information received from market makers and broker/dealers, default probabilities from index specific credit spread curves, recovery rates, and cash flows. To the extent that these inputs are observable, the values of credit default swaps are categorized as Level 2. To the extent that these inputs are unobservable, the values are categorized as Level 3.

Senior Loans—Senior Loans generally are valued by independent pricing services based on the average of quoted prices received from multiple dealers or valued relative to other benchmark securities when broker-dealer quotes are unavailable. These quoted prices are based on interest rates, yield curves, option adjusted spreads, credit spreads and/or other criteria. To the extent that these inputs are observable, the values of Senior Loans are categorized as Level 2. To the extent that these inputs are unobservable, the values are categorized as Level 3.

A summary of the inputs used at December 31, 2016 in valuing each Fund’s assets and liabilities is listed below (refer to the Schedules of Investments and Notes to Schedules of Investments for more detailed information on Investments in Securities and Other Financial Instruments):

	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value at 12/31/16
AllianzGI Retirement 2020:
Investments in Securities—Assets
Mutual Funds	$47,530,657	—	—	$47,530,657
Exchange-Traded Funds	1,438,474	—	—	1,438,474
Repurchase Agreements	—	$2,437,000	—	2,437,000

	48,969,131	2,437,000	—	51,406,131

Other Financial Instruments*—Assets
Foreign Exchange Contracts	3,026	—	—	3,026
Interest Rate Contracts	5,768	—	—	5,768
Market Price	26,915	—	—	26,915

	35,709	—	—	35,709

Other Financial Instruments*—Liabilities
Foreign Exchange Contracts	(15,855)	—	—	(15,855)
Interest Rate Contracts	(11,153)	—	—	(11,153)
Market Price	(17,608)	—	—	(17,608)

	(44,616)	—	—	(44,616)

Totals	$48,960,224	$2,437,000	—	$51,397,224

AllianzGI Retirement 2025:
Investments in Securities—Assets
Mutual Funds	$52,790,459	—	—	$52,790,459
Repurchase Agreements	—	$2,262,000	—	2,262,000

	52,790,459	2,262,000	—	55,052,459

Other Financial Instruments*—Assets
Foreign Exchange Contracts	3,782	—	—	3,782
Market Price	33,712	—	—	33,712

	37,494	—	—	37,494

Other Financial Instruments*—Liabilities
Foreign Exchange Contracts	(19,026)	—	—	(19,026)
Market Price	(53,133)	—	—	(53,133)

	(72,159)	—	—	(72,159)

Totals	$52,755,794	$2,262,000	—	$55,017,794

AllianzGI Retirement 2030:
Investments in Securities—Assets
Mutual Funds	$59,882,449	—	—	$59,882,449
Repurchase Agreements	—	$2,330,000	—	2,330,000

	59,882,449	2,330,000	—	62,212,449

Other Financial Instruments*—Assets
Foreign Exchange Contracts	5,296	—	—	5,296
Market Price	49,579	—	—	49,579

	54,875	—	—	54,875

Other Financial Instruments*—Liabilities
Foreign Exchange Contracts	(25,368)	—	—	(25,368)
Market Price	(75,123)	—	—	(75,123)

	(100,491)	—	—	(100,491)

Totals	$59,836,833	$2,330,000	—	$62,166,833

	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value at 12/31/16
AllianzGI Retirement 2035:
Investments in Securities—Assets
Mutual Funds	$48,733,417	—	—	$48,733,417
Repurchase Agreements	—	$1,430,000	—	1,430,000

	48,733,417	1,430,000	—	50,163,417

Other Financial Instruments*—Assets
Foreign Exchange Contracts	4,917	—	—	4,917
Market Price	60,225	—	—	60,225

	65,142	—	—	65,142

Other Financial Instruments*—Liabilities
Foreign Exchange Contracts	(22,197)	—	—	(22,197)
Market Price	(65,233)	—	—	(65,233)

	(87,430)	—	—	(87,430)

Totals	$48,711,129	$1,430,000	—	$50,141,129

AllianzGI Retirement 2040:
Investments in Securities—Assets
Mutual Funds	$41,785,843	—	—	$41,785,843
Repurchase Agreements	—	$1,908,000	—	1,908,000

	41,785,843	1,908,000	—	43,693,843

Other Financial Instruments*—Assets
Foreign Exchange Contracts	4,917	—	—	4,917
Market Price	63,315	—	—	63,315

	68,232	—	—	68,232

Other Financial Instruments*—Liabilities
Foreign Exchange Contracts	(22,197)	—	—	(22,197)
Market Price	(60,419)	—	—	(60,419)

	(82,616)	—	—	(82,616)

Totals	$41,771,459	$1,908,000	—	$43,679,459

AllianzGI Retirement 2045:
Investments in Securities—Assets
Mutual Funds	$24,658,823	—	—	$24,658,823
Repurchase Agreements	—	$1,453,000	—	1,453,000

	24,658,823	1,453,000	—	26,111,823

Other Financial Instruments*—Assets
Foreign Exchange Contracts	2,648	—	—	2,648
Market Price	39,884	—	—	39,884

	42,532	—	—	42,532

Other Financial Instruments*—Liabilities
Foreign Exchange Contracts	(12,684)	—	—	(12,684)
Market Price	(38,385)	—	—	(38,385)

	(51,069)	—	—	(51,069)

Totals	$24,650,286	$1,453,000	—	$26,103,286

	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value at 12/31/16
AllianzGI Retirement 2050:
Investments in Securities—Assets
Mutual Funds	$23,704,323	—	—	$23,704,323
Repurchase Agreements	—	$1,581,000	—	1,581,000

	23,704,323	1,581,000	—	25,285,323

Other Financial Instruments*—Assets
Foreign Exchange Contracts	2,648	—	—	2,648
Market Price	38,723	—	—	38,723

	41,371	—	—	41,371

Other Financial Instruments*—Liabilities
Foreign Exchange Contracts	(12,684)	—	—	(12,684)
Market Price	(35,783)	—	—	(35,783)

	(48,467)	—	—	(48,467)

Totals	$23,697,227	$1,581,000	—	$25,278,227

AllianzGI Retirement 2055:
Investments in Securities—Assets
Mutual Funds	$8,651,109	—	—	$8,651,109
Repurchase Agreements	—	$622,000	—	622,000

	8,651,109	622,000	—	9,273,109

Other Financial Instruments*—Assets
Foreign Exchange Contracts	757	—	—	757
Market Price	13,148	—	—	13,148

	13,905	—	—	13,905

Other Financial Instruments*—Liabilities
Foreign Exchange Contracts	(4,439)	—	—	(4,439)
Market Price	(12,367)	—	—	(12,367)

	(16,806)	—	—	(16,806)

Totals	$8,648,208	$622,000	—	$9,270,208

AllianzGI Retirement Income:
Investments in Securities—Assets
Mutual Funds	$44,756,903	—	—	$44,756,903
Common Stock:
Equity Real Estate Investment Trusts (REITs)	2,311,195	$174,965	—	2,486,160
Real Estate Management & Development	—	88,626	—	88,626
Exchange-Traded Funds	2,299,979	—	—	2,299,979
Rights	—	575	—	575
Repurchase Agreements	—	677,000	—	677,000

	49,368,077	941,166	—	50,309,243

Other Financial Instruments*—Assets
Foreign Exchange Contracts	2,905	—	—	2,905
Market Price	11,263	—	—	11,263

	14,168	—	—	14,168

Other Financial Instruments*—Liabilities
Interest Rate Contracts	(26,525)	—	—	(26,525)
Market Price	(37,705)	—	—	(37,705)

	(64,230)	—	—	(64,230)

Totals	$49,318,015	$941,166	—	$50,259,181

	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value at 12/31/16
AllianzGI Global Allocation:
Investments in Securities—Assets
Mutual Funds	$398,152,907	—	—	$398,152,907
Exchange-Traded Funds	19,409,505	—	—	19,409,505
Repurchase Agreements	—	$19,851,000	—	19,851,000

	417,562,412	19,851,000	—	437,413,412

Other Financial Instruments*—Assets
Foreign Exchange Contracts	503,044	—	—	503,044
Market Price	144,390	—	—	144,390

	647,434	—	—	647,434

Other Financial Instruments*—Liabilities
Interest Rate Contracts	(42,408)	—	—	(42,408)
Market Price	(422,782)	—	—	(422,782)

	(465,190)	—	—	(465,190)

Totals	$417,744,656	$19,851,000	—	$437,595,656

AllianzGI Global Megatrends:
Investments in Securities—Assets
Mutual Funds	$3,033,052	—	—	$3,033,052

AllianzGI Best Styles Emerging Markets Equity:
Investments in Securities—Assets
Common Stock:
Brazil	$41,087	$245,634	$—	$286,721
China	341,105	1,266,387	11,108	1,618,600
Colombia	18,422	—	—	18,422
Egypt	8,026	—	—	8,026
India	37,925	—	—	37,925
Indonesia	29,131	11,986	—	41,117
Korea (Republic of)	56,142	559,286	17,788	633,216
Malaysia	70,981	62,686	—	133,667
Mexico	99,992	—	—	99,992
Philippines	2,506	6,285	—	8,791
Russian Federation	137,905	15,066	—	152,971
Singapore	4,423	7,119	—	11,542
South Africa	80,934	150,129	—	231,063
Taiwan	12,701	671,254	—	683,955
Thailand	—	17,349	147,453	164,802
United States	33,229	—	—	33,229
All Other	—	290,686	—	290,686
Preferred Stock:
Brazil	7,051	203,002	—	210,053
Colombia	29,490	—	—	29,490
Korea (Republic of)	—	47,362	—	47,362
Repurchase Agreements	—	252,000	—	252,000

	1,011,050	3,806,231	176,349	4,993,630

Other Financial Instruments*—Assets
Market Price	7,240	—	—	7,240

Totals	$1,018,290	$3,806,231	$176,349	$5,000,870

	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value at 12/31/16
AllianzGI Best Styles Global Equity:
Investments in Securities—Assets
Common Stock:
Australia	$—	$7,892,129	$—	$7,892,129
Austria	343,080	2,389,655	—	2,732,735
Belgium	—	1,873,847	—	1,873,847
Bermuda	2,015,312	625,985	—	2,641,297
Brazil	—	2,754,496	—	2,754,496
China	4,638,348	22,480,822	1,165	27,120,335
Czech Republic	129,070	388,279	—	517,349
Denmark	—	2,679,895	—	2,679,895
Finland	469,346	1,970,321	—	2,439,667
France	686,107	27,516,706	—	28,202,813
Germany	—	21,178,736	—	21,178,736
Greece	—	1,622,075	—	1,622,075
Hong Kong	—	2,015,737	—	2,015,737
Indonesia	—	3,976,833	—	3,976,833
Ireland	4,228,650	865,288	—	5,093,938
Israel	369,884	1,761,961	—	2,131,845
Italy	2,775,036	3,248,793	—	6,023,829
Japan	—	37,549,092	—	37,549,092
Korea (Republic of)	4,620,195	13,143,109	—	17,763,304
Malaysia	873,788	1,966,370	—	2,840,158
Netherlands	1,160,834	4,584,350	—	5,745,184
New Zealand	710,835	1,142,422	—	1,853,257
Norway	978,822	4,343,252	—	5,322,074
Philippines	—	887,751	—	887,751
Russian Federation	411,226	114,645	—	525,871
Singapore	3,757,932	3,078,192	—	6,836,124
South Africa	1,145,422	1,200,697	—	2,346,119
Spain	—	6,154,245	—	6,154,245
Sweden	433,488	3,928,338	—	4,361,826
Switzerland	3,199,745	4,138,131	—	7,337,876
Taiwan	—	10,235,048	—	10,235,048
Thailand	—	1,723,131	2,879,123	4,602,254
Turkey	—	4,288,080	—	4,288,080
United Kingdom	1,077,167	40,219,828	—	41,296,995
All Other	375,288,238	—	—	375,288,238
Preferred Stock:
Colombia	676,509	—	—	676,509
All Other	—	4,652,366	—	4,652,366
Rights	36,218	—	—	36,218
Repurchase Agreements	—	12,502,000	—	12,502,000

	410,025,252	261,092,605	2,880,288	673,998,145

Other Financial Instruments*—Assets
Foreign Exchange Contracts	—	2,818	—	2,818
Market Price	50,734	—	—	50,734

	50,734	2,818	—	53,552

Other Financial Instruments*—Liabilities
Foreign Exchange Contracts	—	(189)	—	(189)
Market Price	(137,507)	—	—	(137,507)

	(137,507)	(189)	—	(137,696)

Totals	$409,938,479	$261,095,234	$2,880,288	$673,914,001

	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value at 12/31/16
AllianzGI Best Styles International Equity:
Investments in Securities—Assets
Common Stock:
Austria	$62,434	$451,419	$—	$513,853
Greece	35,447	110,714	—	146,161
Ireland	63,674	169,443	—	233,117
Italy	185,238	805,404	—	990,642
Netherlands	46,520	421,291	—	467,811
Singapore	85,906	16,318	—	102,224
Sweden	85,116	243,373	—	328,489
Switzerland	72,309	2,209,250	—	2,281,559
Turkey	40,209	—	—	40,209
United Kingdom	750,890	3,767,351	—	4,518,241
All Other	—	19,493,015	—	19,493,015
Preferred Stock	—	358,685	—	358,685
Rights:
Australia	—	—	2,982	2,982
Spain	4,332	—	—	4,332

	1,432,075	28,046,263	2,982	29,481,320

Other Financial Instruments*—Liabilities
Market Price	(670)	—	—	(670)

Totals	$1,431,405	$28,046,263	$2,982	$29,480,650

AllianzGI Best Styles U.S. Equity:
Investments in Securities—Assets
Common Stock	$108,532,878	—	—	$108,532,878
Rights	—	$6,088	—	6,088
Repurchase Agreements	—	2,859,000	—	2,859,000

	108,532,878	2,865,088	—	111,397,966

Other Financial Instruments*—Liabilities
Market Price	(48,148)	—	—	(48,148)

Totals	$108,484,730	$2,865,088	—	$111,349,818

AllianzGI China Equity:
Investments in Securities—Assets
Common Stock:
China	$447,053	$2,754,361	—	$3,201,414
Hong Kong	33,851	44,685	—	78,536

Totals	$480,904	$2,799,046	—	$3,279,950

AllianzGI Convertible:
Investments in Securities—Assets
Convertible Bonds:
Food & Beverage	—	—	$9,117,111	$9,117,111
IT Services	—	—	9,957,922	9,957,922
All Other	—	$1,194,030,293	—	1,194,030,293
Convertible Preferred Stock:
Financial Services	—	10,703,984	—	10,703,984
Food & Beverage	—	8,247,559	—	8,247,559
All Other	$154,858,326	—	—	154,858,326
Common Stock	4,883,853	—	—	4,883,853
Repurchase Agreements	—	16,728,000	—	16,728,000

Totals	$159,742,179	$1,229,709,836	$19,075,033	$1,408,527,048

AllianzGI Emerging Markets Consumer:
Investments in Securities—Assets
Common Stock:
Brazil	$742,540	$1,745,898	—	$2,488,438
China	625,199	6,098,317	—	6,723,516
Indonesia	1,038,096	351,705	—	1,389,801
Malaysia	195,053	—	—	195,053
Mexico	373,976	—	—	373,976
Russian Federation	591,182	—	$894,000	1,485,182
South Africa	187,686	2,243,470	—	2,431,156
Thailand	—	586,060	686,145	1,272,205
United States	2,372,294	—	—	2,372,294
All Other	—	14,892,064	—	14,892,064
Preferred Stock	—	785,021	—	785,021
Equity-Linked Securities	—	97,177	—	97,177

	6,126,026	26,799,712	1,580,145	34,505,883

Other Financial Instruments*—Assets
Foreign Exchange Contracts	—	524	—	524

Other Financial Instruments*—Liabilities
Foreign Exchange Contracts	—	(53)	—	(53)

Totals	$6,126,026	$26,800,183	$1,580,145	$34,506,354

	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value at 12/31/16
AllianzGI Emerging Markets Debt:
Investments in Securities—Assets
Corporate Bonds & Notes	—	$25,864,700	—	$25,864,700
Sovereign Debt Obligations	—	12,106,187	—	12,106,187
Repurchase Agreements	—	937,000	—	937,000

	—	38,907,887	—	38,907,887

Investments in Securities—Liabilities
Options Written:
Foreign Exchange Contracts	—	(7,644)	—	(7,644)

Other Financial Instruments*—Liabilities
Credit Contracts	—	(25,245)	—	(25,245)

Totals	—	$38,874,998	—	$38,874,998

AllianzGI Emerging Markets Small-Cap:
Investments in Securities—Assets
Common Stock:
Brazil	$34,546	$278,103	—	$312,649
China	—	2,220,449	$26,154	2,246,603
Colombia	64,588	—	—	64,588
Czech Republic	14,284	—	—	14,284
India	99,873	936,115	—	1,035,988
Korea (Republic of)	70,306	1,814,617	—	1,884,923
Malaysia	155,072	—	—	155,072
Mexico	16,802	—	—	16,802
Philippines	28,710	209,190	—	237,900
Poland	53,696	430,596	—	484,292
Russian Federation	—	101,446	372,033	473,479
South Africa	95,622	326,277	—	421,899
Taiwan	231,582	2,143,589	—	2,375,171
Thailand	144,781	655,470	—	800,251
Turkey	88,392	402,045	—	490,437
All Other	—	802,218	—	802,218

Totals	$1,098,254	$10,320,115	$398,187	$11,816,556

AllianzGI Europe Equity Dividend:
Investments in Securities—Assets
Common Stock:
Belgium	$16,775	—	—	$16,775
United Kingdom	91,651	$1,709,404	—	1,801,055
All Other	—	4,241,931	—	4,241,931
Repurchase Agreements	—	161,000	—	161,000

Totals	$108,426	$6,112,335	—	$6,220,761

	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value at 12/31/16
AllianzGI Global Dynamic Allocation:
Investments in Securities—Assets
Common Stock:
Australia	$—	$1,521,076	$—	$1,521,076
Austria	60,916	374,742	—	435,658
Belgium	—	346,359	—	346,359
Bermuda	508,222	86,491	—	594,713
Brazil	—	370,654	—	370,654
China	633,820	3,506,562	34	4,140,416
Czech Republic	22,349	66,051	—	88,400
Denmark	—	417,911	—	417,911
Finland	53,583	331,591	—	385,174
France	265,543	4,266,354	—	4,531,897
Germany	—	2,815,667	—	2,815,667
Greece	—	224,776	—	224,776
Hong Kong	—	722,644	—	722,644
Hungary	—	109,839	—	109,839
Indonesia	—	738,111	—	738,111
Ireland	673,186	119,926	—	793,112
Israel	51,257	454,557	—	505,814
Italy	412,028	474,622	—	886,650
Japan	—	7,968,238	—	7,968,238
Korea (Republic of)	660,915	2,536,030	—	3,196,945
Luxembourg	—	51,138	—	51,138
Malaysia	150,745	371,018	—	521,763
Netherlands	169,868	729,864	—	899,732
New Zealand	114,710	268,570	—	383,280
Norway	155,880	737,522	—	893,402
Philippines	—	136,366	—	136,366
Poland	7,943	52,851	—	60,794
Portugal	—	33,640	—	33,640
Russian Federation	77,427	3,373	—	80,800
Singapore	610,017	682,894	—	1,292,911
South Africa	172,430	222,159	—	394,589
Spain	4,229	915,731	—	919,960
Sweden	67,625	564,076	—	631,701
Switzerland	732,737	1,002,700	—	1,735,437
Taiwan	13,631	1,957,970	—	1,971,601
Thailand	—	396,701	234,249	630,950
Turkey	—	650,515	—	650,515
United Kingdom	187,143	5,979,400	—	6,166,543
All Other	65,719,026	—	—	65,719,026
U.S. Treasury Obligations	—	42,176,293	—	42,176,293
Corporate Bonds & Notes	—	23,963,631	—	23,963,631
U.S. Government Agency Securities	—	19,747,268	—	19,747,268
Sovereign Debt Obligations	—	9,743,584	—	9,743,584
Exchange-Traded Funds	5,988,771	—	—	5,988,771
Preferred Stock:
Colombia	97,477	—	—	97,477
All Other	—	663,962	—	663,962
Rights:
Spain	5,466	—	—	5,466
United States	—	5,205	—	5,205
Repurchase Agreements	—	40,352,000	—	40,352,000

	77,616,944	178,860,632	234,283	256,711,859

Other Financial Instruments*—Assets
Foreign Exchange Contracts	287,596	719	—	288,315
Interest Rate Contracts	14,525	—	—	14,525
Market Price	333,784	—	—	333,784

	635,905	719	—	636,624

Other Financial Instruments*—Liabilities
Foreign Exchange Contracts	—	(608)	—	(608)
Interest Rate Contracts	(3,938)	—	—	(3,938)
Market Price	(219,297)	—	—	(219,297)

	(223,235)	(608)	—	(223,843)

Totals	$78,029,614	$178,860,743	$234,283	$257,124,640

	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value at 12/31/16

AllianzGI Global Fundamental Strategy:
Investments in Securities—Assets
Common Stock:
China	$139,749	$135,961	—	$275,710
Israel	137,232	—	—	137,232
United States	1,468,116	—	—	1,468,116
All Other	—	3,495,005	—	3,495,005
Sovereign Debt Obligations	—	4,907,443	—	4,907,443
Corporate Bonds & Notes	—	2,860,157	—	2,860,157
Mutual Funds	451,164	—	—	451,164
U.S. Treasury Obligations	—	416,056	—	416,056
Exchange-Traded Funds	142,093	—	—	142,093
Repurchase Agreements	—	1,072,000	—	1,072,000
Options Purchased:
Market Price	30,354	—	—	30,354

	2,368,708	12,886,622	—	15,255,330

Investments in Securities—Liabilities
Options Written:
Market Price	(1,574)	—	—	(1,574)

Other Financial Instruments*—Assets
Foreign Exchange Contracts	—	20,675	—	20,675
Market Price	32,406	—	—	32,406

	32,406	20,675	—	53,081

Other Financial Instruments*—Liabilities
Interest Rate Contracts	(7,836)	—	—	(7,836)
Market Price	(1,544)	—	—	(1,544)

	(9,380)	—	—	(9,380)

Totals	$2,390,160	$12,907,297	—	$15,297,457

AllianzGI Global Sustainability:
Investments in Securities—Assets
Common Stock:
Australia	—	$465,144	—	$465,144
Denmark	—	293,470	—	293,470
France	—	662,783	—	662,783
Germany	—	1,339,853	—	1,339,853
Japan	—	1,170,919	—	1,170,919
Spain	—	933,813	—	933,813
Sweden	—	792,660	—	792,660
Switzerland	—	985,294	—	985,294
United Kingdom	$227,075	3,107,277	—	3,334,352
All Other	12,571,681	—	—	12,571,681
Preferred Stock	—	475,921	—	475,921
Repurchase Agreements	—	362,000	—	362,000

Totals	$12,798,756	$10,589,134	—	$23,387,890

AllianzGI Global Water:
Investments in Securities—Assets
Common Stock:
Austria	$6,567,246	$6,666,178	—	$13,233,424
China	—	14,137,984	—	14,137,984
Finland	—	14,657,497	—	14,657,497
France	—	39,351,457	—	39,351,457
Germany	—	10,293,655	—	10,293,655
Hong Kong	—	10,391,098	—	10,391,098
Italy	—	4,074,513	—	4,074,513
Netherlands	—	17,821,098	—	17,821,098
Switzerland	—	45,917,806	—	45,917,806
United Kingdom	19,529,630	73,080,133	—	92,609,763
All Other	213,325,834	—	—	213,325,834
Repurchase Agreements	—	22,483,000	—	22,483,000

Totals	$239,422,710	$258,874,419	—	$498,297,129

	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value at 12/31/16
AllianzGI High Yield Bond:
Investments in Securities—Assets
Corporate Bonds & Notes	—	$338,135,713	—	$338,135,713
Preferred Stock	—	—	$5,678,481	5,678,481
Common Stock	—	—	637,133	637,133
Warrants	—	—	71,633	71,633
Repurchase Agreements	—	4,832,000	—	4,832,000

Totals	—	$342,967,713	$6,387,247	$349,354,960

AllianzGI International Growth:
Investments in Securities—Assets
Common Stock:
Canada	$2,456,083	—	—	$2,456,083
China	527,756	$590,708	—	1,118,464
India	254,917	—	—	254,917
Ireland	390,402	—	—	390,402
Mexico	251,128	—	—	251,128
All Other	—	21,346,040	—	21,346,040
Repurchase Agreements	—	179,000	—	179,000

Totals	$3,880,286	$22,115,748	—	$25,996,034

AllianzGI International Small-Cap:
Investments in Securities—Assets
Common Stock:
Austria	$1,141,249	$1,802,341	—	$2,943,590
Ireland	1,408,434	—	—	1,408,434
Netherlands	1,522,878	2,841,541	—	4,364,419
Switzerland	1,475,931	1,601,300	—	3,077,231
United Kingdom	861,097	8,065,735	—	8,926,832
All Other	—	62,103,424	—	62,103,424

	6,409,589	76,414,341	—	82,823,930

Other Financial Instruments*—Assets
Foreign Exchange Contracts	—	425	—	425

Totals	$6,409,589	$76,414,766	—	$82,824,355

AllianzGI Micro Cap:
Investments in Securities—Assets
Common Stock	$35,401,277	—	—	$35,401,277
Repurchase Agreements	—	$740,000	—	740,000

Totals	$35,401,277	$740,000	—	$36,141,277

	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value at 12/31/16
AllianzGI Multi-Asset Real Return:
Investments in Securities—Assets
Mutual Funds	$2,589,886	—	—	$2,589,886
Exchange-Traded Funds	611,314	—	—	611,314
Common Stock:
Canada	7,251	—	—	7,251
United States	218,683	—	—	218,683
All Other	—	$384,899	—	384,899
Repurchase Agreements	—	243,000	—	243,000

	3,427,134	627,899	—	4,055,033

Other Financial Instruments*—Assets
Foreign Exchange Contracts	1,397	—	—	1,397
Interest Rate Contracts	402	—	—	402
Market Price	2,243	—	—	2,243

	4,042	—	—	4,042

Other Financial Instruments*—Liabilities
Interest Rate Contracts	(191)	—	—	(191)
Market Price	(2,755)	—	—	(2,755)

	(2,946)	—	—	(2,946)

Totals	$3,428,230	$627,899	—	$4,056,129

AllianzGI NFJ Emerging Markets Value:
Investments in Securities—Assets
Common Stock:
Brazil	$278,940	$1,107,743	—	$1,386,683
Chile	253,035	—	—	253,035
Czech Republic	137,743	—	—	137,743
India	260,070	1,449,708	—	1,709,778
Malaysia	374,859	254,543	—	629,402
Mexico	767,282	—	—	767,282
Russian Federation	268,131	—	$408,446	676,577
South Africa	554,692	397,170	—	951,862
Taiwan	252,857	2,209,952	—	2,462,809
Turkey	264,079	123,145	—	387,224
All Other	—	7,819,111	—	7,819,111
Preferred Stock:
Russian Federation	—	—	141,487	141,487
All Other	—	534,702	—	534,702
Equity-Linked Securities	—	252,229	—	252,229
Exchange-Traded Funds	101,529	—	—	101,529

	3,513,217	14,148,303	549,933	18,211,453

Other Financial Instruments*—Assets
Foreign Exchange Contracts	—	64	—	64

Other Financial Instruments*—Liabilities
Foreign Exchange Contracts	—	(3)	—	(3)

Totals	$3,513,217	$14,148,364	$549,933	$18,211,514

	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value at 12/31/16
AllianzGI NFJ Global Dividend Value:
Investments in Securities—Assets
Common Stock:
Australia	—	$450,958	—	$450,958
China	—	843,489	—	843,489
France	—	165,622	—	165,622
Germany	—	932,089	—	932,089
Japan	—	844,474	—	844,474
Korea (Republic of)	—	405,897	—	405,897
Norway	—	436,391	—	436,391
Spain	—	433,749	—	433,749
Switzerland	—	445,910	—	445,910
United Kingdom	$440,478	2,820,288	—	3,260,766
All Other	13,418,407	—	—	13,418,407
Repurchase Agreements	—	139,000	—	139,000

Totals	$13,858,885	$7,917,867	—	$21,776,752

AllianzGI NFJ International Small-Cap Value:
Investments in Securities—Assets
Common Stock:
Belgium	$56,394	$44,948	$—	$101,342
Canada	321,007	—	—	321,007
Chile	96,035	—	—	96,035
Finland	99,250	55,807	—	155,057
Italy	45,835	55,778	—	101,613
Mexico	45,885	—	—	45,885
Netherlands	51,645	53,230	—	104,875
Singapore	112,810	41,325	—	154,135
South Africa	61,336	—	—	61,336
Spain	37,726	208,118	—	245,844
Sweden	57,276	308,023	—	365,299
Taiwan	51,041	53,024	—	104,065
United Kingdom	352,188	281,878	—	634,066
All Other	—	2,842,016	—	2,842,016

	1,388,428	3,944,147	—	5,332,575

Other Financial Instruments*—Assets
Foreign Exchange Contracts	—	9	—	9

Other Financial Instruments*—Liabilities
Foreign Exchange Contracts	—	(109)	—	(109)

Totals	$1,388,428	$3,944,047	$—	$5,332,475

	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value at 12/31/16
AllianzGI NFJ International Value II:
Investments in Securities—Assets
Common Stock:
Brazil	$604,135	—	—	$604,135
Canada	2,636,261	—	—	2,636,261
Chile	192,935	—	—	192,935
China	270,650	$1,517,180	—	1,787,830
Colombia	311,780	—	—	311,780
Israel	268,250	320,518	—	588,768
Italy	226,615	681,101	—	907,716
Korea (Republic of)	330,496	—	—	330,496
Netherlands	260,620	923,794	—	1,184,414
Russian Federation	454,572	—	—	454,572
Singapore	311,927	—	—	311,927
South Africa	217,284	396,371	—	613,655
Taiwan	307,625	—	—	307,625
Turkey	299,068	—	—	299,068
United Kingdom	323,722	3,790,035	—	4,113,757
United States	335,580	—	—	335,580
All Other	—	15,861,505	—	15,861,505
Repurchase Agreements	—	436,000	—	436,000

Totals	$7,351,520	$23,926,504	—	$31,278,024

AllianzGI Short Duration High Income:
Investments in Securities—Assets
Corporate Bonds & Notes	—	$1,169,392,735	—	$1,169,392,735
Senior Loans	—	125,315,777	—	125,315,777
Repurchase Agreements	—	191,735,000	—	191,735,000

Totals	—	$1,486,443,512	—	$1,486,443,512

AllianzGI Structured Return:
Investments in Securities—Assets
Exchange-Traded Funds	$206,318,190	—	—	$206,318,190
Repurchase Agreements	—	$128,741,000	—	128,741,000
Options Purchased:
Market Price	172,538	—	—	172,538

	206,490,728	128,741,000	—	335,231,728

Investments in Securities—Liabilities
Options Written:
Market Price	(16,932,402)	—	—	(16,932,402)

Totals	$189,558,326	$128,741,000	—	$318,299,326

AllianzGI U.S. Equity Hedged:
Investments in Securities—Assets
Exchange-Traded Funds	$4,694,130	—	—	$4,694,130
Options Purchased:
Market Price	90,053	—	—	90,053

	4,784,183	—	—	4,784,183

Investments in Securities—Liabilities
Options Written:
Market Price	(25,917)	—	—	(25,917)

Totals	$4,758,266	—	—	$4,758,266

	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value at 12/31/16

AllianzGI U.S. Small-Cap Growth:
Investments in Securities—Assets
Common Stock	$16,664,548	—	—	$16,664,548
Repurchase Agreements	—	$315,000	—	315,000

Totals	$16,664,548	$315,000	—	$16,979,548

AllianzGI Ultra Micro Cap:
Investments in Securities—Assets
Common Stock	$45,427,428	—	—	$45,427,428
Repurchase Agreements	—	$207,000	—	207,000

Totals	$45,427,428	$207,000	—	$45,634,428

At December 31, 2016, the following Funds had transfers between Levels 1 and 2:

	Transfers
	Level 1 to Level 2		Level 2 to Level 1
AllianzGI Best Styles Emerging Markets Equity	$402,735	(a)	$136,496	(b)
AllianzGI Best Styles Global Equity	8,936,678	(a)	1,877,694	(b)
AllianzGI Best Styles International Equity	252,901	(a)	247,672	(b)
AllianzGI China Equity	—		33,851	(b)
AllianzGI Emerging Markets Consumer	1,745,898	(a)	195,053	(b)
AllianzGI Emerging Markets Small-Cap	488,368	(a)	301,772	(b)
AllianzGI Global Fundamental Strategy	147,684	(a)	—
AllianzGI Global Water	6,775,015	(a)	6,567,246	(b)
AllianzGI International Growth	1,186,686	(a)	—
AllianzGI NFJ Emerging Markets Value	975,492	(a)	533,920	(b)
AllianzGI NFJ International Small-Cap Value	247,842	(a)	405,115	(b)
AllianzGI NFJ International Value II	675,980	(a)	538,542	(b)

(a)	This transfer was a result of securities trading outside the U.S. whose values were not adjusted by the application of a modeling tool at September 30, 2016, which was applied on December 31, 2016.
(b)	This transfer was a result of securities trading outside the U.S. whose values were adjusted by the application of a modeling tool at September 30, 2016, which was not applied on December 31, 2016.

A roll forward of fair value measurements using significant unobservable inputs (Level 3) for the three months ended December 31, 2016, was as follows:

	Beginning Balance 9/30/16	Purchases	Sales	Accrued Discount (Premiums)	Net Realized Gain (Loss)	Net Change in Unrealized Appreciation/ Depreciation	Transfers into Level 3	Transfers out of Level 3	Ending Balance 12/31/16
AllianzGI Best Styles Emerging Markets Equity:
Investments in Securities—Assets
Common Stock:
China	$11,105	—	—	—	—	$3	—	—	$11,108
Korea (Republic of)	—	$16,006	—	—	—	1,782	—	—	17,788
Thailand	275,544	98,167	$(227,396)	—	$5,508	(4,370)	—	—	147,453

Totals	$286,649	$114,173	$(227,396)	—	$5,508	$(2,585)	—	—	$176,349

	Beginning Balance 9/30/16	Purchases		Sales	Accrued Discount (Premiums)	Net Realized Gain (Loss)	Net Change in Unrealized Appreciation/ Depreciation	Transfers into Level 3**	Transfers out of Level 3	Ending Balance 12/31/16
AllianzGI Best Styles Global Equity:
Investments in Securities—Assets
Common Stock:
China	$1,199	—		$(35)	—	$(340)	$341	—	—	$1,165
Thailand	2,114,630	2,290,827		(1,520,147)	—	94,951	(101,138)	—	—	2,879,123

Totals	$2,115,829	$2,290,827		$(1,520,182)	—	$94,611	$(100,797)	—	—	$2,880,288

AllianzGI Best Styles International Equity:
Investments in Securities—Assets
Rights:
Australia	—	—	††	—	—	—	$2,982	—	—	$2,982

AllianzGI Convertible:
Investments in Securities—Assets
Convertible Bonds:
Food & Beverage	$9,864,793	$1,221,528		$(2,161,301)	—	$(64,340)	$256,431	—	—	$9,117,111
IT Services	10,184,892	965,392		(1,035,325)	$115	(4,675)	(152,477)	—	—	9,957,922

Totals	$20,049,685	$2,186,920		$(3,196,626)	$115	$(69,015)	$103,954	—	—	$19,075,033

AllianzGI Emerging Markets Consumer:
Investments in Securities—Assets
Common Stock:
Russian Federation	$579,790	$263,558		$(166,997)	—	$18,665	$198,984	—	—	$894,000
Thailand	1,124,290	361,191		(800,788)	—	50,727	(49,275)	—	—	686,145

Totals	$1,704,080	$624,749		$(967,785)	—	$69,392	$149,709	—	—	$1,580,145

AllianzGI Emerging Markets Small-Cap:
Investments in Securities—Assets
Common Stock:
China	—	—		—	—	—	—	$26,154	—	$26,154
Russian Federation	$41,249	$300,473		$(11,479)	—	$5,551	$36,239	—	—	372,033
Preferred Stock:
Russian Federation	110,379	—		(85,964)	—	(5,978)	(18,437)	—	—	—

Totals	$151,628	$300,473		$(97,443)	—	$(427)	$17,802	$26,154	—	$398,187

	Beginning Balance 9/30/16	Purchases		Sales	Accrued Discount (Premiums)	Net Realized Gain (Loss)	Net Change in Unrealized Appreciation/ Depreciation	Transfers into Level 3	Transfers out of Level 3	Ending Balance 12/31/16

AllianzGI Global Dynamic Allocation:
Investments in Securities—Assets
Common Stock:
China	—	$34		—	—	—	—	—	—	$34
Thailand	—	418,442		$(180,221)	—	$(7,277)	$3,305	—	—	234,249

Totals	—	$418,476		$(180,221)	—	$(7,277)	$3,305	—	—	$234,283

AllianzGI High Yield Bond:
Investments in Securities—Assets
Corporate Bonds & Notes:
Oil, Gas & Consumable Fuels	$760,320	—		$(654,186)	$908	$266,024	$(373,066)	—	—	—
Senior Loans	4,837,520	$844,989	#	(6,259,719)†	—	—	577,210	—	—	—
Preferred Stock	—	6,259,719	†	—	—	—	(581,238)	—	—	$5,678,481
Common Stock:
Advertising	897,099	—		—	—	—	(259,973)	—	—	637,126
Media	—	—	†	—	—	—	7	—	—	7
Warrants:
Commercial Services	72,615	—		—	—	—	(984)	—	—	71,631
Media	—	—	†	—	—	—	2	—	—	2

	6,567,554	7,104,708		(6,913,905)	908	266,024	(638,042)	—	—	6,387,247

Other Financial Instruments*—Liabilities
Unrealized depreciation of unfunded loan commitment	(49,286)	—	##	—	—	—	49,286	—	—	—

Totals	$6,518,268	$7,104,708		$(6,913,905)	$908	$266,024	$(588,756)	—	—	$6,387,247

AllianzGI NFJ Emerging Markets Value:
Investments in Securities—Assets
Common Stock:
Russian Federation	$249,359	$323,351		$(238,667)	—	$56,518	$17,885	—	—	$408,446
Preferred Stock:
Russian Federation	18,688	117,758		(32,091)	—	5,751	31,381	—	—	141,487

Totals	$268,047	$441,109		$(270,758)	—	$62,269	$49,266	—	—	$549,933

The following table presents additional information about valuation techniques and inputs used for investments that are measured at fair value and categorized within Level 3 at December 31, 2016:

	Ending Balance at 12/31/16	Valuation Technique Used	Unobservable Inputs	Input Values
AllianzGI Best Styles Emerging Markets Equity:
Investments in Securities—Assets
Common Stock	$147,453	Value of Foreign Security Traded on Foreign Exchange	Price of Non-Resident Shares on Foreign Exchange	THB	14.67-397.67
	11,108	Last-Traded Closing Price	Trading Volume	HKD	3.88
	17,788	Last-Traded Closing Price	Trading Volume	KRW	67,500.00

	Ending Balance at 12/31/16	Valuation Technique Used	Unobservable Inputs	Input Values
AllianzGI Best Styles Global Equity:
Investments in Securities—Assets
Common Stock	$2,879,123	Value of Foreign Security Traded on Foreign Exchange	Price of Non-Resident Shares on Foreign Exchange	THB	4.79-370.75
	$1,165	Discount on Publicly Traded Quote	Discount Applied to Last Exchange Price	HKD	0.15 (88% discount	)

AllianzGI Best Styles International Equity:
Investments in Securities—Assets
Rights	$2,982	Fundamental Analytical Data Relating to the Investment	Price of Rights	AUD	0.50

AllianzGI Convertible:
Investments in Securities—Assets
Convertible Bonds	$19,075,033	Third-Party Pricing Vendor	Single Broker Quote		$98.691-$100.853

AllianzGI Emerging Markets Consumer:
Investments in Securities—Assets
Common Stock	$894,000	Value of Foreign Security Traded on Foreign Exchange	Price of Non-Resident Shares on Foreign Exchange		$2.50
	$686,145	Value of Foreign Security Traded on Foreign Exchange	Price of Non-Resident Shares on Foreign Exchange	THB	17.65-43.94

AllianzGI Emerging Markets Small-Cap:
Investments in Securities—Assets
Common Stock	$26,154	Last-Traded Closing Price	Trading Volume	HKD	2.87
	$372,033	Value of foreign Security traded on Foreign Exchange	Price of Non-Resident Shares on Foreign Exchange		$0.00732-$58.57

	Ending Balance at 12/31/16	Valuation Technique Used	Unobservable Inputs	Input Values
AllianzGI Global Dynamic Allocation:
Investments in Securities—Assets
Common Stock	$34	Discount on Publicly Traded Quote	Discount Applied to Last Exchange Price	HKD	0.15 (88% discount	)
	$234,249	Value of Foreign Security Traded on Foreign Exchange	Price of Non-Resident Shares on Foreign Exchange	THB	4.79-72.14

AllianzGI High Yield Bond:
Investments In Securities—Assets
Preferred Stock	$5,678,481	Model Price	Proprietary Data Used in Model		$87.73-$100.00
Common Stock
	$637,126	Model Price	Proprietary Data Used in Model		$14.68
	$7	Model Price	Proprietary Data Used in Model		$0.0001
Warrants
	$71,631	Fundamental Analytical Data Relating to the Investment	Price of Warrant		$0.294669
	$2	Model Price	Proprietary Data Used in Model		$0.0001

AllianzGI NFJ Emerging Markets Value:
Investments in Securities—Assets
Common Stock	$408,446	Value of foreign Security traded on Foreign Exchange	Price of Non-Resident Shares on Foreign Exchange		$2.06-$56.51
Preferred Stock	$141,487	Value of foreign Security traded on Foreign Exchange	Price of Non-Resident Shares on Foreign Exchange		$3.85

Glossary:

AUD—Australian Dollar

HKD—Hong Kong Dollar

JPY—Japanese Yen

KRW—South Korean Won

THB—Thai Baht

*	Other financial instruments are derivatives, such as futures contracts, swap agreements and forward foreign currency contracts, which are valued at the unrealized appreciation (depreciation) of the instrument.
**	Transferred out of Level 2 into Level 3 because current day’s closing price was unavailable due to trading halt.
†	Removed or issued via reorganization.
††	Issued via corporate action.
#	PIK payments and funding of unfunded commitment.
##	Unfunded loan commitment was funded.

The net change in unrealized appreciation/depreciation of Level 3 investments which the following Funds held at December 31, 2016 was:

AllianzGI Best Styles Emerging Markets Equity	$5,490
AllianzGI Best Styles Global Equity	78,934
AllianzGI Best Styles International Equity	2,982
AllianzGI Convertible	82,490
AllianzGI Emerging Markets Consumer	249,287
AllianzGI Emerging Markets Small-Cap	41,285
AllianzGI Global Dynamic Allocation	3,305
AllianzGI High Yield Bond	(842,186)
AllianzGI NFJ Emerging Markets Value	77,952

At December 31, 2016, the aggregate cost basis and the net unrealized appreciation (depreciation) of investments (before options written) for federal income tax purposes were:

	Federal Tax Cost Basis	Unrealized Appreciation	Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
AllianzGI Retirement 2020	$52,108,873	$36,179	$738,921	$(702,742)
AllianzGI Retirement 2025	55,634,306	26	581,873	(581,847)
AllianzGI Retirement 2030	62,376,243	202,286	366,080	(163,794)
AllianzGI Retirement 2035	50,098,615	300,903	236,101	64,802
AllianzGI Retirement 2040	43,419,196	442,925	168,278	274,647
AllianzGI Retirement 2045	25,865,518	326,590	80,285	246,305
AllianzGI Retirement 2050	25,068,725	296,129	79,531	216,598
AllianzGI Retirement 2055	9,221,691	78,285	26,867	51,418
AllianzGI Retirement Income	50,176,811	555,901	423,469	132,432
AllianzGI Global Allocation	426,229,601	16,049,531	4,865,720	11,183,811
AllianzGI Global Megatrends	3,266,884	18,235	252,067	(233,832)
AllianzGI Best Styles Emerging Markets Equity	4,867,090	293,709	167,169	126,540
AllianzGI Best Styles Global Equity	643,117,298	48,543,991	17,663,144	30,880,847
AllianzGI Best Styles International Equity	29,719,022	1,907,727	2,145,429	(237,702)
AllianzGI Best Styles U.S. Equity	106,760,525	6,325,964	1,688,523	4,637,441
AllianzGI China Equity	3,336,712	315,579	372,341	(56,762)
AllianzGI Convertible	1,265,998,802	153,979,385	11,451,139	142,528,246
AllianzGI Emerging Markets Consumer	33,003,419	2,376,344	873,880	1,502,464
AllianzGI Emerging Markets Debt	38,395,448	1,298,686	786,247	512,439
AllianzGI Emerging Markets Small-Cap	11,325,796	981,835	491,075	490,760
AllianzGI Europe Equity Dividend	6,410,900	191,676	381,815	(190,139)
AllianzGI Global Dynamic Allocation	257,693,563	3,975,664	4,957,368	(981,704)
AllianzGI Global Fundamental Strategy	15,596,821	553,408	894,899	(341,491)
AllianzGI Global Sustainability	22,467,255	1,584,327	663,692	920,635
AllianzGI Global Water	463,258,577	57,391,839	22,353,287	35,038,552
AllianzGI High Yield Bond	346,670,081	12,329,281	9,644,402	2,684,879
AllianzGI International Growth	27,722,415	298,916	2,025,297	(1,726,381)
AllianzGI International Small-Cap	75,819,977	11,536,907	4,532,954	7,003,953
AllianzGI Micro Cap	27,467,010	10,570,176	1,895,909	8,674,267
AllianzGI Multi-Asset Real Return	4,346,538	88,387	379,892	(291,505)
AllianzGI NFJ Emerging Markets Value	18,423,203	831,623	1,043,373	(211,750)
AllianzGI NFJ Global Dividend Value	21,132,301	1,172,295	527,844	644,451
AllianzGI NFJ International Small-Cap Value	5,372,210	309,723	349,358	(39,635)
AllianzGI NFJ International Value II	31,944,853	1,517,496	2,184,325	(666,829)
AllianzGI Short Duration High Income	1,497,622,894	6,177,560	17,356,942	(11,179,382)
AllianzGI Structured Return	333,039,792	2,323,553	131,617	2,191,936
AllianzGI U.S. Equity Hedged	4,553,730	355,847	125,394	230,453
AllianzGI U.S. Small-Cap Growth	13,966,260	3,268,065	254,777	3,013,288
AllianzGI Ultra Micro Cap	30,884,072	16,345,141	1,594,785	14,750,356

Differences, if any, between book and tax cost basis were attributable to wash sale loss deferrals and the differing treatment of bond premium amortization.

Item 2.	Controls and Procedures

(a) The registrant’s President & Chief Executive Officer and Treasurer, Principal Financial & Accounting Officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act (17 CFR 270.30a-3(c))), are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this document.

(b) There were no significant changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d))) that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3.	Exhibits

(a) Exhibit 99.302 Cert. – Certification pursuant to Section 302 of the Sarbanes-Oxley Act of 2002

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant: Allianz Funds Multi-Strategy Trust

By:	/s/ Thomas J. Fuccillo
Thomas J. Fuccillo, President & Chief Executive Officer

Date: February 23, 2017

By:	/s/ Lawrence G. Altadonna
Lawrence G. Altadonna, Treasurer, Principal Financial & Accounting Officer

Date: February 23, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Thomas J. Fuccillo
Thomas J. Fuccillo, President & Chief Executive Officer

Date: February 23, 2017

By:	/s/ Lawrence G. Altadonna
Lawrence G. Altadonna, Treasurer, Principal Financial & Accounting Officer

Date: February 23, 2017